AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 27, 2009

                                                     REGISTRATION NOS. 333-72632
                                                                       811-05166
================================================================================


                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                              --------------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933

                              --------------------

                         POST-EFFECTIVE AMENDMENT NO. 13

                                     AND/OR

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 111
                        (CHECK APPROPRIATE BOX OR BOXES.)

                              --------------------

                         MONY AMERICA VARIABLE ACCOUNT A
                           (EXACT NAME OF REGISTRANT)

                     MONY LIFE INSURANCE COMPANY OF AMERICA
                               (NAME OF DEPOSITOR)

                          1290 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10104
       (ADDRESS OF THE DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)
        DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE (212) 554-1234

                   ------------------------------------------

                                   DODIE KENT
                  VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           1290 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10104
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                   -------------------------------------------

                  PLEASE SEND COPIES OF ALL COMMUNICATIONS TO:
                           CHRISTOPHER E. PALMER, ESQ.
                               GOODWIN PROCTER LLP
                            901 NEW YORK AVENUE, N.W.
                             WASHINGTON, D.C. 20001

                              --------------------


APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: It is proposed that this filing will become effective: (check appropriate box)
     | | immediately upon filing pursuant to paragraph (b) of Rule 485.
     |X| on May 1,2009 pursuant to paragraph (b) of Rule 485.
     | | 60 days after filing pursuant to paragraph (a)(1) of Rule 485.
     | | on              pursuant to paragraph (a)(1) of Rule 485.

      If appropriate, check the following box:

     | | this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED:    Units of interest in Separate Account
                                         under individual flexible payment
                                         variable annuity contracts

================================================================================
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Individual Flexible Payment Variable Annuity Contract

Issued by MONY Life Insurance Company of America with variable investment options under MONY America's MONY America Variable Account A.


PROSPECTUS DATED MAY 1, 2009


Please read and keep this prospectus for future reference. It contains important information that you should know before purchasing, or taking any other action under your Contract. Also, you should read the prospectuses for each Trust, which contain important information about their portfolios.


--------------------------------------------------------------------------------


MONY Life Insurance Company of America (the "Company") issues the flexible payment variable annuity contract described in this prospectus.

This Contract is no longer being sold. This prospectus is used with current contract owners only. We will continue to accept Purchase Payments under existing Contracts. You should note that your Contract features and charges, and your investment options, may vary depending on your state and/or the date on which you purchased your Contract. For more information about the particular features, charges and options applicable to you, please contact your financial professional and/or refer to your Contract.


You can tell us what to do with your Purchase Payments. You can also tell us what to do with the fund value your Contract may create for you resulting from those Purchase Payments.


You may allocate some or all of your Purchase Payments into the subaccounts. Each subaccount is a subaccount of separate account MONY America Variable Account A. Both the value of your Contract before the date annuity payments begin and the amount of income afterward will depend on the investment performance of the portfolios you select. You bear the investment risk of investing in the portfolios. The subaccounts invest in shares of the following portfolios of AIM Variable Insurance Funds, AXA Premier VIP Trust, EQ Advisors Trust, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, MFS(R) Variable Insurance Trust(SM), Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, ProFunds VP and The Universal Institutional Funds, Inc. (the "Funds").




--------------------------------------------------------------------------------
 Subaccounts
--------------------------------------------------------------------------------
o AIM V.I. Financial Services         o EQ/GAMCO Small Company Value
o AIM V.I. Global Health Care         o EQ/Global Multi-Sector Equity
o AIM V.I. Technology                 o EQ/Government Securities
o All Asset Allocation                o EQ/Large Cap Value PLUS
o AXA Aggressive Allocation(1)        o EQ/Long Term Bond
o AXA Conservative Allocation(1)      o EQ/Lord Abbett Growth and Income
o AXA Conservative-Plus Allocation(1) o EQ/Lord Abbett Mid Cap Value
o AXA Moderate Allocation(1)          o EQ/Mid Cap Index
o AXA Moderate-Plus Allocation(1)     o EQ/Money Market
o EQ/AllianceBernstein Small Cap      o EQ/Montag & Caldwell Growth
  Growth                              o EQ/PIMCO Ultra Short Bond(2)
o EQ/BlackRock Basic Value Equity     o EQ/Short Duration Bond
o EQ/Boston Advisors Equity Income    o EQ/Small Company Index
o EQ/Calvert Socially Responsible     o EQ/UBS Growth and Income
o EQ/Capital Guardian Research        o EQ/Van Kampen Mid Cap Growth
o EQ/Core Bond Index                  o EQ/Van Kampen Real Estate
o EQ/GAMCO Mergers and Acquisitions   o Franklin Income Securities
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
 Subaccounts
--------------------------------------------------------------------------------
o Franklin Rising Dividends Securities o PIMCO Global Bond (Unhedged)
o Franklin Zero Coupon 2010            o PIMCO StocksPLUS Growth and
o Janus Aspen Forty                      Income(4)
o Janus Aspen Overseas Portfolio(3)    o ProFund VP Bear
o MFS(R) Utilities Series              o ProFund VP Rising Rates Opportunity
o Multimanager Multi-Sector Bond       o ProFund VP UltraBull
o Multimanager Small Cap Growth        o The Universal Institutional Funds, Inc.
o Oppenheimer Global Securities          Global Value Equity
  Fund/VA
--------------------------------------------------------------------------------


   Not all of these portfolios may be available in all states or all markets.

(1)  The "AXA Allocation" portfolios.


(2) This is the subaccount's new name effective May 1, 2009, subject to regulatory approval. Its former name is EQ/PIMCO Real Return.

(3) This is the subaccount's new name effective May 1, 2009. Its former name is Janus Aspen International Growth.

(4) Effective on or about July 17, 2009, this portfolio will be liquidated. Please see the attached Supplement for more information about this liquidation.



You may also allocate some or all of your Purchase Payments and fund values into our Guaranteed Interest Account with Market Value Adjustment, which is discussed later in this Prospectus.

Among the many terms of the Guaranteed Interest Account with Market Value Adjustment are:

o Guaranteed interest to be credited for specific periods (referred to as "Accumulation Periods").

o Three (3), five (5), seven (7), and ten (10) year Accumulation Periods are available. The one (1) year Accumulation Period is limited to the following states: Maryland, the Commonwealth of Massachusetts, New Jersey, Oklahoma, Oregon, the Commonwealth of Pennsylvania, South Carolina, Texas and Washington.

o Interest will be credited for the entire Accumulation Period on a daily basis. Different rates apply to each Accumulation Period and are determined by the Company from time to time at its sole discretion.

o A market value adjustment may be charged if part or all of the Guaranteed Interest Account with Market Value Adjustment is surrendered or transferred before the end of the Accumulation Period.



The SEC has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The contracts are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.

MLA-VA/X02482



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o    Potential purchasers should carefully consider the factors described in
     "Risk Factors" (pages 2-3) as well as the other information contained in this prospectus before allocating Purchase Payments or Fund Values to the Guaranteed Interest Account with Market Value Adjustment offered herein.

--------------------------------------------------------------------------------

These are only some of the terms of the Guaranteed Interest Account with Market Value Adjustment. Please read this prospectus carefully for more complete details of the contract.
--------------------------------------------------------------------------------

A Statement of Additional Information dated May 1, 2009 containing additional information about the contract is incorporated herein by reference. It has been filed with the Securities and Exchange Commission and is available from the Company without charge upon written request. You may request one by writing to our processing office located at MONY Life Insurance Company of America, Policyholder Services, 100 Madison Street, Syracuse, New York 13202, by telephoning 1-800-487-6669 or by accessing the SEC's website at www.sec.gov. The Table of Contents of the Statement of Additional Information can be found on the last page of this prospectus.



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Table of contents

--------------------------------------------------------------------------------


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1. SUMMARY OF THE CONTRACT                                                   1
--------------------------------------------------------------------------------
Definitions                                                                  1
Purpose of the Contract                                                      1
Purchase Payments and fund value                                             1
Minimum Purchase Payments                                                    1
MONY America Variable Account A                                              1
Guaranteed Interest Account with Market Value Adjustment                     1
The Accumulation Periods                                                     2
Crediting of interest                                                        2
The Market Value Adjustment                                                  2
Benefit option packages                                                      3
Transfer of fund value                                                       5
Loans                                                                        5
Surrenders                                                                   5
Charges and deductions                                                       5
Right to return contract provision                                           5
Death benefit                                                                5
Fee tables                                                                   6
Example                                                                      7
Other contracts                                                              8
Condensed financial information                                              8



--------------------------------------------------------------------------------
2. WHO IS MONY LIFE INSURANCE COMPANY
     OF AMERICA?                                                             9
--------------------------------------------------------------------------------
MONY Life Insurance Company of America                                       9
How to reach us                                                              9
MONY America Variable Account A                                              9



--------------------------------------------------------------------------------
3. THE FUNDS                                                                11
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Purchase of portfolio shares by MONY America Variable
     Account A                                                              15



--------------------------------------------------------------------------------
4. DETAILED INFORMATION ABOUT THE CONTRACT                                  16
--------------------------------------------------------------------------------
Payment and allocation of Purchase Payments                                 16
Telephone/fax/web transactions                                              20
Disruptive transfer activity                                                20
Termination of the Contract                                                 21

                                                            Table of contents  i


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--------------------------------------------------------------------------------
5. DESCRIPTION OF THE GUARANTEED INTEREST ACCOUNT
   WITH MARKET VALUE ADJUSTMENT                                             22
--------------------------------------------------------------------------------
General                                                                     22
Guaranteed Interest Account with Market Value Adjustment                    22
Allocations to the Guaranteed Interest Account with Market
     Value Adjustment                                                       22
Specified interest rates and the accumulation periods                       22
Surrenders, transfers or loans                                              24
The Market Value Adjustment                                                 24
Investments                                                                 25



--------------------------------------------------------------------------------
6.  SURRENDERS                                                              26
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
7. LOANS                                                                    27
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
8. DEATH BENEFIT                                                            28
--------------------------------------------------------------------------------
Death benefit provided by the Contract                                      28
Earnings increase death benefit                                             29
Election and effective date of election                                     30
Payment of death benefit proceeds                                           30



--------------------------------------------------------------------------------
9. CHARGES AND DEDUCTIONS                                                   31
--------------------------------------------------------------------------------
Deductions from Purchase Payments                                           32
Charges against Fund Value                                                  32
Deductions from Fund Value                                                  32



--------------------------------------------------------------------------------
10. ANNUITY PROVISIONS                                                      35
--------------------------------------------------------------------------------
Annuity payments                                                            35
Guaranteed minimum annuity payments                                         35
Election and change of settlement option                                    35
Settlement options                                                          36
Frequency of annuity payments                                               36
Additional provisions                                                       36



--------------------------------------------------------------------------------
11. OTHER PROVISIONS                                                        38
--------------------------------------------------------------------------------
Ownership                                                                   38
Provision required by Section 72(s) of the Code                             38
Provision required by Section 401(a)(9) of the Code                         38
Secondary annuitant                                                         39
Assignment                                                                  39
Change of beneficiary                                                       39
Substitution of securities                                                  39
Changes to Contracts                                                        39
Change in operation of MONY America Variable Account A                      39

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12. VOTING RIGHTS                                                           41
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
13. DISTRIBUTION OF THE CONTRACTS                                           42
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14. FEDERAL TAX STATUS                                                      44
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Introduction                                                                44
Taxation of annuities in general                                            44
Retirement plans                                                            45
Tax treatment of the Company                                                45



--------------------------------------------------------------------------------
15. ADDITIONAL INFORMATION AND INCORPORATION OF
     CERTAIN INFORMATION BY REFERENCE                                       46
--------------------------------------------------------------------------------
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16. LEGAL PROCEEDINGS                                                       47
--------------------------------------------------------------------------------
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17. FINANCIAL STATEMENTS                                                    48
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APPENDICES
--------------------------------------------------------------------------------

A -- Benefit option packages, table of fees, examples and charges and deductions for contracts issued in the State of Washington A-1

B -- Condensed financial information                                       B-1

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
     TABLE OF CONTENTS
--------------------------------------------------------------------------------

ii  Table of contents


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1. Summary of the Contract


--------------------------------------------------------------------------------


This summary provides you with a brief overview of the more important aspects of your Contract, including the Guaranteed Interest Account with Market Value Adjustment. It is not intended to be complete. More detailed information is contained in this prospectus on the pages following this summary and in your Contract. This summary and the entire prospectus will describe the part of the Contract involving MONY America Variable Account A. The prospectus also briefly will describe the Guaranteed Interest Account with Market Value Adjustment and the portfolios offered by AIM Variable Insurance Funds, AXA Premier VIP Trust, EQ Advisors Trust, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, MFS(R) Variable Insurance Trust(SM), Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, ProFunds VP and The Universal Institutional Funds, Inc. See applicable fund prospectuses for more detailed information about the portfolios offered by the Funds.



DEFINITIONS

--------------------------------------------------------------------------------
Specialized terms will be defined on the page where they first appear enclosed in a box.
--------------------------------------------------------------------------------

PURPOSE OF THE CONTRACT



The Contract is an Individual Flexible Payment Variable Annuity Contract (the "Contract" or "Contracts"). The Contract is no longer being sold. We will continue to accept Purchase Payments under existing Contracts.


The Contract is designed to allow an owner to make Purchase Payments to the Company under the Contract. Those Purchase Payments are allocated at the owner's choice among the subaccounts of MONY America Variable Account A and the Guaranteed Interest Account with Market Value Adjustment. Those Purchase Payments can accumulate for a period of time and create fund value for the owner. The owner can choose the length of time that such Purchase Payments may accumulate. The owner may choose at some point in the future to receive annuity benefits based upon that accumulated fund value.


An owner uses the Contract's design to accumulate fund value for various purposes including retirement or to supplement other retirement programs. Some of these retirement programs (the "Qualified Plans") may qualify for federal income tax advantages available under certain sections of the Internal Revenue Code (the "Code"). Sections 401,403 (other than Section 403(b)), 408, 408A and 457, for example.


--------------------------------------------------------------------------------
QUALIFIED PLANS -- Retirement plans that may receive favorable tax treatment under certain Sections of the Code.
QUALIFIED CONTRACTS -- Contracts issued under Qualified Plans.
NON-QUALIFIED CONTRACTS -- Contracts not issued under Qualified Plans.
--------------------------------------------------------------------------------

The Contract is also designed to allow the owner to request payments of part or all of the accumulated fund values before the owner begins to receive annuity benefits. This payment may result in the imposition of a surrender charge and a market value adjustment. The market value adjustment will not apply to Contracts issued in certain states. These payments also may be subject to a contract charge and/or income or other taxes.


PURCHASE PAYMENTS AND FUND VALUE

You may allocate your Purchase Payments to one or more of the subaccounts of MONY America Variable Account A that are available under the Contract and/or to the Guaranteed Interest Account with Market Value Adjustment. The Purchase Payments you allocate among the various subaccounts of MONY America Variable Account A may increase or decrease in value on any day depending on the investment experience of the subaccounts you select. There is no guarantee that the value of the Purchase Payments you allocate to any of the subaccounts of MONY America Variable Account A will increase or that the Purchase Payments you make will not lose value.


MINIMUM PURCHASE PAYMENTS

The minimum Purchase Payment for individuals varies depending upon the purchaser of the Contract, the method of paying the Purchase Payments and the benefit option package selected. (See "Payment and allocation of Purchase Payments.")

Additional Purchase Payments may be made at any time.


MONY AMERICA VARIABLE ACCOUNT A

MONY America Variable Account A is a separate investment account of MONY Life Insurance Company of America (the "Company"). MONY America Variable Account A's assets are owned by the Company, but are not chargeable with liabilities arising from any other business the Company conducts.

The subaccounts of MONY America Variable Account A invest in shares of the Funds at their net asset value. (See "The Funds"). Owners bear the entire investment risk for all amounts allocated to MONY America Variable Account A subaccounts.

--------------------------------------------------------------------------------
FUND -- Any open-end management investment company or unit investment trust in which a subaccount invests.
OWNER -- The person so designated in the application to whom all rights, benefits, options and privileges apply while the Annuitant is living. If a Contract has been absolutely assigned, the assignee becomes the Owner.
PURCHASE PAYMENT -- An amount paid to the Company by the Owner or on the
Owner's behalf as consideration for the benefits provided by the Contract.
NET PURCHASE PAYMENT -- Purchase Payment less any applicable tax charge.
--------------------------------------------------------------------------------

GUARANTEED INTEREST ACCOUNT WITH MARKET VALUE ADJUSTMENT

The Guaranteed Interest Account with Market Value Adjustment is part of the Company's general account ("General Account"). It consists


                                                      Summary of the Contract  1

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of all the Company's assets other than assets allocated to separate investment accounts of the Company. Net Purchase Payments allocated to the Guaranteed Interest Account with Market Value Adjustment will be credited with interest at rates guaranteed by the Company for specified periods. (See "Description of the Guaranteed Interest Account with Market Value Adjustment".)

The Guaranteed Interest Account with Market Value Adjustment is designed to provide you with an opportunity to receive a guaranteed fixed rate of interest. You can choose the period of time over which the guaranteed fixed rate of interest will be paid. That period of time is known as the Accumulation Period.

The Guaranteed Interest Account with Market Value Adjustment is also designed to provide you with the opportunity to transfer part or all of the Guaranteed Interest Account with Market Value Adjustment to the Subaccounts available to you under the Contract. It is also designed to provide you with the opportunity to surrender part or all of the Guaranteed Interest Account with Market Value Adjustment before the end of the Accumulation Period. If you ask us to transfer or surrender part or all of the Guaranteed Interest Account, we may apply a market value adjustment ("MVA"). This adjustment may be positive, negative, or zero.

You may allocate all or part of your Purchase Payments to the Guaranteed Interest Account with Market Value Adjustment.


THE ACCUMULATION PERIODS

There are 4 different Accumulation Periods currently available: a 3-year Accumulation Period, a 5-year Accumulation Period, a 7-year Accumulation Period, and a 10-year Accumulation Period. Certain states limit contracts to a 1-year Accumulation Period. You may allocate initial or additional Purchase Payments made under the Contract to one or more Accumulation Periods. You may also ask us to transfer Fund Values from the Subaccounts available under the Contract to one or more of the Accumulation Periods subject to any applicable MVA. There is no minimum amount required for allocation or transfer to an Accumulation Period. (See "Allocations to the Guaranteed Interest Account with Market Value Adjustment.")

Each Accumulation Period starts on the Business Day that falls on, or next follows, the date on which allocations are made and Purchase Payments are received or Fund Values are transferred. Each Accumulation Period ends on the Monthly Contract Anniversary immediately prior to the 3, 5, 7 or 10 year anniversary of the start of the Accumulation Period (the "Maturity Date"). This means that the Accumulation Period for a 3, 5, 7 or 10 year Accumulation Period may be up to 31 days shorter than 3, 5, 7 or 10 years, respectively. (See "Specified interest rates and the accumulation periods.")


CREDITING OF INTEREST

The Company will credit amounts allocated to an Accumulation Period with interest at an annual rate not less than 3.50%. This interest rate is referred to as the Specified Interest Rate. It will be credited for the duration of the Accumulation Period. Specified Interest Rates for each Accumulation Period are declared periodically at the sole discretion of the Company. (See "Specified interest rates and the accumulation periods.")

At least 15 days and at most 45 days prior to the Maturity Date of an Accumulation Period, Owners having Fund Values allocated to such Accumulation Periods will be notified of the impending Maturity Date. Owners will then have the option of directing the surrender or transfer (including transfers for the purpose of obtaining a Loan) of the Fund Value within 30 days before the end of the Accumulation Period without application of any MVA.

The Specified Interest Rate will be credited to amounts allocated to an Accumulation Period, so long as such allocations are neither surrendered nor transferred prior to the Maturity Date for the Allocation Period. The Specified Interest Rate is credited daily, providing an annual effective yield. (See "Specified interest rates and the accumulation periods.")


THE MARKET VALUE ADJUSTMENT

Amounts that are surrendered or transferred (including transfers for the purpose of obtaining a Loan) from an Accumulation Period more than 30 days before the Maturity Date will be subject to an MVA. An MVA will not apply upon payment of a death benefit upon the death of the annuitant. The MVA is determined through the use of a factor, which is known as the MVA Factor. This factor is discussed in detail in the section entitled "The Market Value Adjustment." The MVA could cause an increase or decrease or no change at all in the amount of the distribution from an Accumulation Period.

A market value adjustment will not be imposed on contracts issued in Maryland, the Commonwealth of Massachusetts, New Jersey, Oklahoma, Oregon, the Commonwealth of Pennsylvania, South Carolina, Texas and Washington; however, restrictions on transfers apply in these States. The adjustment can be either a positive or negative adjustment. No adjustment is made for the amount withdrawn or transferred within 30 days before the end of the accumulation period.

--------------------------------------------------------------------------------

FUND VALUE -- The aggregate dollar value as of any Business Day of all amounts accumulated under each of the subaccounts, the Guaranteed Interest Account, and the loan account of the Contract. If the term Fund Value is preceded or followed by the terms subaccount(s), the Guaranteed Interest Account, and the loan account, or any one or more of those terms, Fund Value means only the Fund Value of the subaccount, the Guaranteed Interest Account or the loan account, as the context requires.
BUSINESS DAY -- Our "business day" is generally any day the New York Stock Exchange is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions.

MONTHLY CONTRACT ANNIVERSARY -- The date of each month corresponding to the Effective Date of the Contract. For example, for a Contract with a June 15 Effective Date, the Monthly Contract Anniversary is the 15th of each month. If a Contract's Effective Date falls on the 29th, 30th or 31st day of a month, the Monthly Contract Anniversary will be the earlier of that day or the last day of the particular month in question.
--------------------------------------------------------------------------------

2  Summary of the Contract


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BENEFIT OPTION PACKAGES

There are two benefit option packages under Contracts issued in the state of Washington--see Appendix A for a table summarizing the benefit option packages. Each benefit option package is distinct. You select a benefit option package at the time of application. Once a selection is made, you may not transfer from one benefit option package to another.



------------------------------------------------------------------------------------------------------------------------------------
                             Option 1                          Option 2                           Option 3***
------------------------------------------------------------------------------------------------------------------------------------
Mortality and expense risk   Current annual rate--1.20%        Current annual rate--1.70%         Current annual rate--2.35%
charge                       Maximum annual rate--1.40%        Maximum annual rate--1.95%         Maximum annual rate--2.80%
------------------------------------------------------------------------------------------------------------------------------------
Death benefit on death of    The greater of:                   The greatest of:                   The greatest of:
annuitant                    (1) The Fund Value less any       (1) The Fund Value less any        (1) The Fund Value less any
                             outstanding debt on the date      outstanding debt on the date       outstanding debt on the date
                             due proof of the Annuitant's      due proof of the Annuitant's       due proof of the Annuitant's
                             death is received by the          death is received by the           death is received by the
                             Company                           Company                            Company

                             or                                or                                 or
                             (2) The Purchase Payments paid,   (2) The Purchase Payments paid,    (2) The Purchase Payments paid,
                             reduced proportionately by each   reduced proportionately by each    reduced proportionately by each
                             partial surrender (reflecting     partial surrender (reflecting      partial surrender (reflecting
                             any market value adjustment and   any market value adjustment and    any market value adjustment and
                             any surrender charge) and less    any surrender charge) and less     any surrender charge) and less
                             any outstanding debt.*            any outstanding debt.*             any outstanding debt.*

                                                               or                                 or
                                                               (3) Step Up Value (See "Death      (3) Step Up Value (See "Death
                                                               benefit").                         Benefit") or (4) Roll Up Value
                                                                                                  (See "Death benefit").
------------------------------------------------------------------------------------------------------------------------------------
Earnings increase amount     Not Available                     The amount of the Earnings         The amount of the Earnings
added to death benefit                                         Increase depends upon the age      Increase depends upon the age
                                                               of the Annuitant on the            of the Annuitant on the
                                                               Contract's Effective Date.         Contract's Effective Date.
                                                               If the Annuitant was age 69 or     If the Annuitant was age 69 or
                                                               younger on the Contract's          younger on the Contract's
                                                               Effective Date, the Earnings       Effective Date, the Earnings
                                                               Increase Amount is equal to 40%    Increase Amount is equal to 40%
                                                               of the lesser of:                  of the lesser of:
                                                               (1) Net Purchase Payments;         (1) Net Purchase Payments;
                                                               or                                 or
                                                               (2) Fund Value minus Purchase      (2) Fund Value minus Purchase
                                                               Payments.**                        Payments.**
                                                               If the Annuitant was age 70 or     If the Annuitant was age 70 or
                                                               older on the Contract's            older on the Contract's
                                                               Effective Date, the Earnings       Effective Date, the Earnings
                                                               Increase Amount is equal to 25%    Increase Amount is equal to 25%
                                                               of the lesser of:                  of the lesser of:
                                                               (1) Net Purchase Payments;         (1) Net Purchase Payments;
                                                               or                                 or
                                                               (2) Fund Value minus Purchase      (2) Fund Value minus Purchase
                                                               Payments.**                        Payments.**
------------------------------------------------------------------------------------------------------------------------------------
Guaranteed minimum           Not Available                     Not Available                      If certain conditions are met,
annuity payments                                                                                  the Guaranteed Annuitization
                                                                                                  Value may be used to provide
                                                                                                  guaranteed minimum annuity
                                                                                                  payments that are greater than
                                                                                                  annuity payments that would be
                                                                                                  provided by the Contract's Fund
                                                                                                  Value or Cash Value, as
                                                                                                  applicable.
------------------------------------------------------------------------------------------------------------------------------------

                                                      Summary of the Contract 3


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
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                             Option 1                          Option 2                           Option 3***
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
Minimum initial Purchase     Qualified Contracts--The          Qualified Contracts--The           Qualified Contracts--the
Payment                      minimum Purchase Payment for      minimum Purchase Payment for       minimum Purchase Payment for
                             Qualified Plans is the same for   Qualified Plans is the same for    Qualified Plans is the same for
                             all three options. (See           all three options. (See            all three options. (See
                             "Detailed information about the   "Detailed information about the    "Detailed information about the
                             contract.")                       contract.")                        contract.")
                             Non-Qualified Contracts--$5,000   Non-Qualified Contracts--$10,000   Non-Qualified Contracts--$10,000
------------------------------------------------------------------------------------------------------------------------------------
Annuitant Issue age          Qualified Contracts--0-85         Qualified Contracts--0-79          Qualified Contracts--0-79
                             Non-Qualified Contracts--0-85     Non-Qualified Contracts--0-79      Non-Qualified Contracts--0-79
------------------------------------------------------------------------------------------------------------------------------------
Annual contract charge       Current charge is $30.            Current charge is $0. The          Current charge is $0.
                             The annual contract charge may    annual contract charge may be      The annual contract charge may
                             be increased to a maximum of      increased to a maximum of $50      be increased to a maximum of
                             $50 ($30 in certain states) on    ($30 in certain states) on 30      $50 ($30 in certain states) on
                             30 days written notice.           days written notice.               30 days written notice.
------------------------------------------------------------------------------------------------------------------------------------

* In the calculations of the death benefit, for each partial surrender, the proportionate reduction is equal to the amount of that partial surrender and any surrender charge and any market value adjustment divided by the Fund Value immediately before that partial surrender, multiplied by the Purchase Payments paid before that partial surrender. Depending on your state, for Contracts purchased prior to July 22, 2003, the death benefit is the greater of: (1) The Fund Value less any outstanding debt on the date due proof of the Annuitant's death is received by the Company, or (2) The Purchase Payments paid, less any partial surrenders and their surrender charges minus any outstanding debt, and plus or minus any Market Value Adjustment.

** The payments and values described in (1) and (2) do not include Purchase Payments made during the 12-month period immediately prior to the date due proof of death is received by the Company and reflect any partial surrenders made including any applicable market value adjustment and surrender charge, and less any outstanding debt.


***  As of November 29, 2004, Option 3 is no longer available for new business.

4 Summary of the Contract


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TRANSFER OF FUND VALUE

You may transfer fund value among the subaccounts and to or from the Guaranteed Interest Account with Market Value Adjustment. Transfers from the Guaranteed Interest Account with Market Value Adjustment may be subject to a market value adjustment for Contracts issued in certain states. Transfers may be made by telephone, facsimile or via the web if the proper form or the telephone/facsimile/web authorization on a Contract application has been completed, signed, and received by the Company at its Operations Center. Transfers by telephone, facsimile or via the web are subject to the Company's rules and conditions for such privilege. (See "Transfers.")


LOANS

If your Contract permits, you may borrow up to 50% of your Contract's Fund Value from the Company. Your Contract will be the only security required for the loan. Contracts issued to 401(k) plans are generally the only Contracts which permit loans. An amount equal to the amount of the loan is transferred to the loan account as security for the loan. The loan account is part of the Company's General Account.

We will charge you interest on the amount borrowed. If you do not pay the interest when due, the amount due plus any accrued interest will be added to the outstanding debt.


SURRENDERS

You may surrender all or part of the Contract at any time and receive its Cash Value while the Annuitant is alive prior to the annuity starting date. We may impose a surrender charge and market value adjustment (if applicable). A partial surrender may reduce your death benefit proportionately by the same percentage that the surrender (including any surrender charge and any market value adjustment, if applicable) reduced Fund Value. The amounts you receive upon surrender may be subject to income taxes and a 10% penalty tax if you are younger than 59-1/2 at the time of surrender. (See "Federal tax status.")


CHARGES AND DEDUCTIONS

The Contract provides for the deduction of various charges and expenses from the fund value of the Contract.

We pay compensation to brokers-dealers who sell the Contracts. (For a discussion of this compensation, see "Distribution of the contracts.")


RIGHT TO RETURN CONTRACT PROVISION


This information is no longer applicable, as these Contracts are no longer available to new purchasers. You have the right to examine the Contract when you receive it. You may return the Contract for any reason during the right to return contract period (usually within ten days from the day you receive it). You will receive the Purchase Payments received by the Company, less any partial surrenders you make. During the "right to return contract period," Purchase Payments will be retained in the Company's General Account and will earn interest at a rate not less than 3.50% per year. If you have not returned the Contract at the end of the right to return contract period, we transfer the Net Purchase Payments with interest to the subaccounts and/or the Guaranteed Interest Account.


DEATH BENEFIT

If the Annuitant (and the Secondary Annuitant, if any) dies before the annuity starting date, the Company will pay a death benefit to the Beneficiary. The death benefit will depend upon the benefit option package in effect on the date the Annuitant dies. If the Annuitant dies after annuity payments start, no death benefit is payable except as may be payable under the settlement option selected. (See "Death benefit".)

--------------------------------------------------------------------------------
ANNUITANT -- The person upon whose continuation of life any annuity payment depends.

SECONDARY ANNUITANT -- The party designated by the Owner to become the Annuitant, subject to certain conditions, on the death of the Annuitant.

BENEFICIARY -- The party entitled to receive benefits payable at the death of the Annuitant or (if applicable) the Secondary Annuitant.

ANNUITY STARTING DATE -- Attainment of age 95, or at the discretion of the
Owner of the Contract, an earlier date that is at least ten years from the Effective Date of the Contract.
--------------------------------------------------------------------------------

                                                      Summary of the Contract  5

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FEE TABLES*

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract.

The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer fund value between investment options or, for Contracts funding 401(k) plans only, take a loan. A charge for taxes may also be deducted.


--------------------------------------------------------------------------------
Owner Transaction Expenses:
--------------------------------------------------------------------------------
Maximum deferred sales load (surrender charge)                  7.00%(1)
(as a percentage of Fund Value surrendered)
--------------------------------------------------------------------------------
Loan interest spread (effective annual rate)                    2.50%(2)
--------------------------------------------------------------------------------
Maximum transfer charge                                         $  25(3)
--------------------------------------------------------------------------------

The next table describes the fees and expense that you will pay periodically during the time that you own the Contract, not including Fund portfolio company fees and expenses.

--------------------------------------------------------------------------------
Maximum annual contract charge                                  $  50(4)
--------------------------------------------------------------------------------
Separate Account Annual Expenses (as a percentage of average annual Fund Value in MONY America Variable Account A):
--------------------------------------------------------------------------------
 Option 1
--------------------------------------------------------------------------------
  Maximum mortality and expense risk fees                       1.40%(5)
--------------------------------------------------------------------------------
  Total separate account annual expenses                        1.40%(5)
--------------------------------------------------------------------------------
 Option 2
--------------------------------------------------------------------------------
  Maximum mortality and expense risk fees                       1.95%(6)
--------------------------------------------------------------------------------
  Total separate account annual expenses                        1.95%(6)
--------------------------------------------------------------------------------
 Option 3(7)
--------------------------------------------------------------------------------
  Maximum mortality and expense risk fees                       2.80%(8)
--------------------------------------------------------------------------------
  Total separate account annual expenses                        2.80%(8)
--------------------------------------------------------------------------------

* For the table of fees applicable to Contracts issued in the State of Washington, see Appendix A.

(1) The surrender charge percentage, which reduces to zero, is determined by the Contract Year in which the surrender occurs.

     The surrender charge may be reduced under certain circumstances which include reduction in order to guarantee that certain amounts may be received free of the surrender charge. (See "Charges against fund value -- Free partial surrender amount.")

(2) The loan interest spread is the difference between the amount of interest we charge on loans and the amount of interest we credit to amounts held in the loan account to secure loans.

(3) The transfer charge currently is $0. However, the Company has reserved the right to impose a charge for each transfer which will not exceed $25 (except for contracts issued in the states of South Carolina and Texas, where it will not exceed $10). (See "Deductions from fund value -- Transfer charge.")

(4) The annual contract charge for Option 1 is currently $30. The annual contract charge for Option 2 and Option 3 is currently $0. However, the Company may in the future change the amount of the charge to an amount not exceeding $50 per Contract Year (except for Contracts issued in Maryland, Massachusetts, New Jersey, Oklahoma, Oregon, Pennsylvania, South Carolina, Texas and Washington where the charge may not exceed $30). (See "Deductions from fund value -- Annual contract charge.")

(5) The mortality and expense risk charge is deducted daily equivalent to a current annual rate of 1.20% (and is guaranteed not to exceed a daily rate equivalent to an annual rate of 1.40%) from the value of the net assets of MONY America Variable Account A.

(6) The mortality and expense risk charge is deducted daily equivalent to a current annual rate of 1.70% (and is guaranteed not to exceed a daily rate equivalent to an annual rate of 1.95%) from the value of the net assets of MONY America Variable Account A.

(7)  As of November 29, 2004, Option 3 is no longer available for new business.

(8) The mortality and expense risk charge is deducted daily equivalent to a current annual rate of 2.35% (and is guaranteed not to exceed a daily rate equivalent to an annual rate of 2.80%) from the value of the net assets of MONY America Variable Account A.



The next item shows the minimum and maximum total operating expenses charged by the portfolio companies for the year ended December 31, 2008. You may pay portfolio company operating expenses periodically during the time that you own the Contract. Certain variable investment options invest in a corresponding portfolio of one of the Trusts or other unaffiliated investment companies. Each portfolio, in turn, invests in shares of other portfolios of the Trusts and/or shares of unaffiliated portfolios ("underlying portfolios"). More detail concerning each Fund portfolio company's fees and expenses is contained in the prospectus for each portfolio.


6 Summary of the Contract

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
------------------------------------------------------------------------------------------------------------------
 Total Annual Fund Operating Expenses:                                                   Minimum     Maximum
------------------------------------------------------------------------------------------------------------------
Expenses that are deducted from portfolio company assets, including management fees,  0.45%       1.79%
  distribution and/or services fees (12b-1 fees), and other expenses
------------------------------------------------------------------------------------------------------------------


EXAMPLE


This example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, contract fees, separate account annual expense, and Fund fees and expenses for the year ended December 31, 2008.


The example assumes that you invest $10,000 in the Contract for the time periods indicated. The example also assumes that your investment has a 5% return each year. The example assumes the maximum contract charges and annual expenses of any of the Fund portfolios (before expense limitations) set forth in the previous charts. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1.   a.   If you surrender your Contract at the end of the applicable time period (assuming maximum fees and expenses of any of the Fund portfolios):


--------------------------------------------------------------------------------
                         1 Year       3 Years       5 Years       10 Years
--------------------------------------------------------------------------------
          Option 1      $1,010        $1,691        $2,387        $3,941
          Option 2      $1,060        $1,839        $2,628        $4,405
          Option 3      $1,138        $2,063        $2,987        $5,067
--------------------------------------------------------------------------------


     b. If you surrender your Contract at the end of the applicable time period (assuming minimum fees and expenses of any of the Fund port folios):


--------------------------------------------------------------------------------
                         1 Year       3 Years       5 Years       10 Years
--------------------------------------------------------------------------------
          Option 1      $  885        $1,319        $1,770        $2,686
          Option 2      $  936        $1,474        $2,028        $3,223
          Option 3      $1,015        $1,708        $2,414        $3,993
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                         1 Year       3 Years       5 Years       10 Years
--------------------------------------------------------------------------------
          Option 1       $371         $1,129        $1,906        $3,941
          Option 2       $426         $1,287        $2,161        $4,405
          Option 3       $509         $1,525        $2,539        $5,067
--------------------------------------------------------------------------------


     b. If you do not surrender your Contract (assuming minimum fees and expenses of any of the Fund portfolios):


--------------------------------------------------------------------------------
                          1 Year       3 Years       5 Years       10 Years
--------------------------------------------------------------------------------
          Option 1       $238         $  733        $1,255        $2,686
          Option 2       $293         $  898        $1,528        $3,223
          Option 3       $377         $1,146        $1,934        $3,993
--------------------------------------------------------------------------------


3.   a.   If you annuitize your Contract and the proceeds are settled under
          Settlement Options 3 or 3A (life income with annuity options) (assum ing maximum fees and expenses of any of the Fund portfolios):


--------------------------------------------------------------------------------
                          1 Year       3 Years       5 Years       10 Years
--------------------------------------------------------------------------------
          Option 1      $1,010        $1,129        $1,906        $3,941
          Option 2      $1,060        $1,287        $2,161        $4,405
          Option 3      $1,138        $1,525        $2,539        $5,067
--------------------------------------------------------------------------------


                                                       Summary of the Contract 7

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     b.   If you annuitize your Contract and the proceeds are settled under
          Settlement Options 3 or 3A (life income with annuity options) (assuming minimum fees and expenses of any of the Fund portfolios):


--------------------------------------------------------------------------------
                         1 Year       3 Years       5 Years       10 Years
--------------------------------------------------------------------------------
          Option 1      $  885        $  733        $1,255        $2,686
          Option 2      $  936        $  898        $1,528        $3,223
          Option 3      $1,015        $1,146        $1,934        $3,993
--------------------------------------------------------------------------------


4.   a.   If you annuitize your Contract and the proceeds are settled under
          Settlement Options 1, 2 or 4 (annuity income without life contingen cies) (assuming maximum fees and expenses of any of the Fund portfolios):


--------------------------------------------------------------------------------
                         1 Year       3 Years       5 Years       10 Years
--------------------------------------------------------------------------------
          Option 1      $1,010        $1,691        $2,387        $3,941
          Option 2      $1,060        $1,839        $2,628        $4,405
          Option 3      $1,138        $2,063        $2,987        $5,067
--------------------------------------------------------------------------------


     b. If you annuitize your Contract and the proceeds are settled under Settlement Options 1, 2 or 4 (annuity income without life contingen cies) (assuming minimum fees and expenses of any of the Fund portfolios):


--------------------------------------------------------------------------------
                         1 Year       3 Years       5 Years       10 Years
--------------------------------------------------------------------------------
          Option 1      $  885        $1,319        $1,770        $2,686
          Option 2      $  936        $1,474        $2,028        $3,223
          Option 3      $1,015        $1,708        $2,414        $3,993
--------------------------------------------------------------------------------


For the purposes of the Fee Tables and the Example, we assume that the Contract is owned during the accumulation period. On and after the annuity starting date, different fees and charges will apply. (See "Charges and Deductions.")


OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, fees and/or charges that are different from those in the contracts offered by this Prospectus. Not every contract is offered through the same distributor. Upon request, your registered representative can show you information regarding other annuity contracts that he or she distributes. You can also contact us to find out more about any MONY Life Insurance Company of America annuity contracts.


CONDENSED FINANCIAL INFORMATION


Please see Appendix B at the end of this prospectus for the unit values and the number of units outstanding as of the end of the period shown for each of the variable investment options available as of December 31, 2008.


8 Summary of the Contract


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2. Who is MONY Life Insurance Company of America?

--------------------------------------------------------------------------------

MONY LIFE INSURANCE COMPANY OF AMERICA

e are MONY Life Insurance Company of America (the "Company"), an Arizona stock life insurance corporation organized in 1969. The Company is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA SA ("AXA"). AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of the Company, and under its other arrangements with the Company and parent, AXA exercises significant influence over the operations and capital structure of the Company and its parent. AXA holds its interest in the Company through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings, Inc., AXA Equitable Financial Services, LLC, and MONY Life Insurance Company, a life insurance company. The Company is obligated to pay all amounts that are promised to be paid under the contracts. No company other than the Company, however, has any legal responsibility to pay amounts that the Company owes under the contracts.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $543.2 billion in assets as of December 31, 2008. The Company is licensed to sell life insurance and annuities in forty-nine states (not including New
York), the District of Columbia, the U.S. Virgin Islands and Puerto Rico. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

HOW TO REACH US


To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your policy, and (3) any other information or materials that we provide in connection with your Contract or the Portfolios, you may communicate with our processing office as listed below for the purposes described. Please refer to "Telephone/ Fax/Web Transactions" for effective dates for processing telephone, Internet, and facsimile requests, later in this prospectus. Certain methods of contacting us, such as by telephone or electronically may be unavailable or delayed (for example our fax service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.



--------------------------------------------------------------------------------
BY MAIL:
--------------------------------------------------------------------------------

For contract owner inquiries, write our Operations Center:
MONY Life Insurance Company of America
Policyholder Services
100 Madison Street
Syracuse, New York 13202



--------------------------------------------------------------------------------
BY TOLL-FREE PHONE:
--------------------------------------------------------------------------------


Customer service representatives are available weekdays from 9:00 a.m. to 5:00 p.m. Eastern Time at 1-800-487-6669.



--------------------------------------------------------------------------------
BY INTERNET:
--------------------------------------------------------------------------------


If you are an AXA Advisors client, our Website is www.axaonline.com. All other clients may access Online Account Access by visiting our other Website at www.axa-equitable.com. Our Websites provide access to account information and customer service. After enrolling and setting up a password, you can view account details, perform certain transactions, print customer service forms and find answers to Frequently Asked Questions (FAQs).

You can also change your allocation percentages, transfer among investment options, make a payment, and/or change your address (1) by toll-free phone, (2) over the Internet, through Online Account Access, or (3) by writing our Operations Center. For more information about the transaction requests you can make by phone, fax or internet, see "Telephone/fax/web transactions" later in this prospectus.



MONY AMERICA VARIABLE ACCOUNT A

MONY America Variable Account A is a separate investment account of the Company. Presently, only Purchase Payments for individual flexible payment variable annuity contracts are permitted to be allocated to MONY America Variable Account A. The assets in MONY America Variable Account A are kept separate from the General Account assets and other separate accounts of the Company.

The Company owns the assets in MONY America Variable Account A. The Company is required to keep assets in MONY America Variable Account A that equal the total market value of the contract liabilities funded by MONY America Variable Account A. Realized or unrealized income gains or losses of MONY America Variable Account A are credited or charged against MONY America Variable Account A assets without regard to the other income, gains or losses of the Company. Reserves and other liabilities under the contracts are assets of MONY America Variable Account A. MONY America Variable Account A assets are not chargeable with liabilities of the Company's other businesses. The assets of MONY America Variable Account A are, however, available to cover the liabilities of our General Account to the extent that the assets of MONY America Variable Account A exceed the liabilities of the contracts supported by it. The amount of some of our obligations under the Contracts is based on the assets in MONY America Variable Account A. However, the obligations themselves are obligations of the Company.

MONY America Variable Account A was authorized by the Board of Directors of the Company and established under Arizona law on March 27, 1987. MONY America Variable Account A is registered under the Investment Company Act of 1940 ("the 1940 Act") and is registered and classified under that act as a "unit investment trust". The SEC, however, does not manage or supervise the Company or MONY America Variable Account A. Although MONY America Variable Account A is registered, the Securities and Exchange Commission (the "SEC") does not monitor the activity of MONY America Variable Account A on a daily basis. The Company is not required to register,

                               Who is MONY Life Insurance Company of America?  9

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and is not registered, as an investment company under the 1940 Act. A unit investment trust is a type of investment company. For state law purposes, MONY America Variable Account A is treated as a part or division of the Company.

MONY America Variable Account A is divided into subdivisions called subaccounts. Each subaccount invests only in shares of a designated portfolio of the Funds. For example, the EQ/Long Term Bond Subaccount invests solely in shares of the EQ Advisors Trust EQ/Long Term Bond Portfolio. These portfolios serve only as the underlying investment for variable annuity and variable life insurance contracts issued through separate accounts of the Company or other life insurance companies. The portfolios may also be available to certain pension accounts. The portfolios are not available directly to individual investors. Income and realized and unrealized gains or losses from assets of each subaccount are credited to or charged against that subaccount without regard to income, gains or losses in the other subaccounts, our General Account, or any other separate accounts. We reserve the right to credit or charge a subaccount in a different manner if required, or appropriate, by reason of a change in the law. In the future, we reserve the right, in compliance with the laws that apply, to establish additional subaccounts; eliminate subaccounts; combine two or more subaccounts; transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any subaccount to another subaccount; restrict or eliminate any voting rights as to the MONY America Variable Account A; and cause one or more subaccounts to invest some or all of their assets in one or more other trusts or investment companies of MONY America Variable Account A if marketing needs, tax conditions or investment conditions warrant. Future subaccounts may invest in other portfolios of the Funds or in other securities, as permitted by applicable law. Any new subaccounts may be made available to existing contracts on a basis to be determined by us. If any of these changes are made, we may, by appropriate endorsement, change the Contract to reflect the change.

10  Who is MONY Life Insurance Company of America?

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3. The Funds

--------------------------------------------------------------------------------

Each available subaccount of MONY America Variable Account A will invest only in the shares of the Funds. There is a separate subaccount which corresponds to each portfolio of a Fund offered under the Contract. The Funds are registered with the SEC under the 1940 Act. The Funds, or any of them, may withdraw from sale any or all the respective portfolios as allowed by applicable law. Not all Funds may be available in all states or in all markets.

You should note that some portfolios have objectives and strategies that are substantially similar to those of certain funds that are purchased directly rather than under a variable insurance product such as the Contract. These portfolios may even have the same manager(s) and/or a similar name. However, there are numerous factors that can contribute to differences in performance between two investments, particularly over short periods of time. Such factors include fees; the timing of stock purchases and sales; differences in fund cash flows; and specific strategies employed by the portfolio manager.

The AXA Allocation Portfolios offer contract owners a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Allocation Portfolios by AXA Equitable Life Insurance Company ("AXA Equitable"), the investment manager of the AXA Premier VIP Trust and EQ Advisors Trust. AXA Advisors, LLC, an affiliated broker-dealer of the Company, may promote the benefits of such portfolios to contract owners and/or suggest, incidental to the sale of this Contract, that contract owners consider whether allocating some or all of their account value to such portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Allocation Portfolios than certain other portfolios available to you under your Contract. Please see "Payment and allocation of Purchase Payment" in "Detailed information about the Contract" for more information about your role in managing your allocations.

For some portfolios, AXA Equitable has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the portfolios. As such, AXA Equitable oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the investment manager or sub-adviser(s), as applicable for each portfolio.


------------------------------------------------------------------------------------------------------------------------------------
                                                                                        Investment Manager (or Sub-Adviser(s), as
Portfolio Name                Objective                                                 applicable)
------------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE
FUNDS -- SERIES I SHARES
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES   The fund's investment objective is capital growth.        Invesco Aim Advisors, Inc.
 FUND                                                                                   (sub-advised by advisory entities
                                                                                        affiliated with Invesco Aim
                                                                                        Advisors, Inc.)(+)
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE   The fund's investment objective is capital growth.        Invesco Aim Advisors, Inc.
 FUND                                                                                   (sub-advised by advisory entities
                                                                                        affiliated with Invesco Aim
                                                                                        Advisors, Inc.)(+)
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. TECHNOLOGY FUND      The fund's investment objective is capital growth.        Invesco Aim Advisors, Inc.
                                                                                        (sub-advised by advisory entities
                                                                                        affiliated with Invesco Aim
                                                                                        Advisors, Inc.)(+)
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST --
CLASS A AND CLASS B SHARES
------------------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION*    Seeks long-term capital appreciation.                     o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE              Seeks a high level of current income.                     o AXA Equitable
 ALLOCATION*
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS         Seeks current income and growth of capital, with a        o AXA Equitable
 ALLOCATION*                  greater emphasis on current income.
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION*      Seeks long-term capital appreciation and current income.  o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS             Seeks long-term capital appreciation and current income,  o AXA Equitable
 ALLOCATION*                  with a greater emphasis on capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------


                                                                   The Funds 11


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
------------------------------------------------------------------------------------------------------------------------------------
                                                                                        Investment Manager (or Sub-Adviser(s), as
Portfolio Name                Objective                                                 applicable)
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST --
CLASS A AND CLASS B SHARES
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MULTI-SECTOR    High total return through a combination of current         o Pacific Investment Management Company, LLC
 BOND                        income and capital appreciation.
                                                                                        o Post Advisory Group, LLC
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP       Long-term growth of capital.                               o Eagle Asset Management, Inc.
 GROWTH
                                                                                        o Wells Capital Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST CLASS 1A
AND 1B SHARES
------------------------------------------------------------------------------------------------------------------------------------
ALL ASSET ALLOCATION         Seeks long-term capital appreciation and current income.   o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL   Seeks to achieve long-term growth of capital.              o AllianceBernstein L.P.
 CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE     Seeks to achieve capital appreciation and secondarily,     o BlackRock Investment Management LLC
 EQUITY                      income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY    Seeks to achieve a combination of growth and income to     o Boston Advisors, LLC
 INCOME                      achieve an above-average and consistent total return.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY          Seeks to achieve long-term capital appreciation.           o Calvert Asset Management Company, Inc.
 RESPONSIBLE
                                                                                        o Bridgeway Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN          Seeks to achieve long-term growth of capital.              o Capital Guardian Trust Company
 RESEARCH
------------------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX           Seeks to provide a high total return consistent with mod-  o JPMorgan Investment Management Inc.
                             erate risk to capital and maintenance of liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND         Seeks to achieve capital appreciation.                     o GAMCO Asset Management Inc.
 ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY       Seeks to maximize capital appreciation.                    o GAMCO Asset Management Inc.
 VALUE
------------------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL MULTI-SECTOR       Seek to achieve long-term capital appreciation.            o Morgan Stanley Investment Management Inc.
 EQUITY
------------------------------------------------------------------------------------------------------------------------------------
EQ/GOVERNMENT SECURITIES     Seeks to maximize income and capital appreciation          o BlackRock Financial Management, Inc.
                             through investment in the highest credit quality debt
                             obligations.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE PLUS      Seeks to achieve capital appreciation.                     o AllianceBernstein L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LONG TERM BOND            Seeks to maximize income and capital appreciation          o BlackRock Financial Management, Inc.
                             through investment in long-maturity debt obligations.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND    Seeks capital appreciation and growth of income without    o Lord, Abbett & Co., LLC
 INCOME                      excessive fluctuation in market value.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT MID CAP       Seeks to achieve capital appreciation.                     o Lord, Abbett & Co., LLC
 VALUE
------------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX             Seeks to achieve long-term growth of capital.              o Fidelity Management & Research Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET              Seeks to obtain a high level of current income, preserve   o The Dreyfus Corporation
                             its assets and maintain liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL         Seeks to achieve capital appreciation.                     o Montag & Caldwell, Inc.
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND    Seeks maximum real return consistent with preservation     o Pacific Investment Management Company, LLC
                             of real capital and prudent investment management.
------------------------------------------------------------------------------------------------------------------------------------


12 The Funds

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
------------------------------------------------------------------------------------------------------------------------------------
                                                                                        Investment Manager (or Sub-Adviser(s), as
Portfolio Name                Objective                                                 applicable)
------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST CLASS 1A
AND 1B SHARES
------------------------------------------------------------------------------------------------------------------------------------
EQ/SHORT DURATION BOND       Seeks to achieve current income with reduced volatility    o BlackRock Financial Management, Inc.
                             of principal.
------------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX       Seeks to replicate as closely as possible (before the      o AllianceBernstein L.P.
                             deduction of Portfolio expenses) the total return of the
                             Russell 2000 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME     Seeks to achieve total return through capital              o UBS Global Asset Management
                             appreciation with income as a secondary consideration.       (Americas) Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN MID CAP        Capital growth.                                            o Morgan Stanley Investment Management Inc.
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN REAL ESTATE    Seeks to provide above average current income and long-    o Morgan Stanley Investment Management Inc.
                             term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARI-
ABLE INSURANCE PRODUCTS
TRUST -- CLASS 2
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES   Seeks to maximize income while maintaining prospects       Franklin Advisers, Inc.
 FUND                        for capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS    Seeks long-term capital appreciation, with preservation    Franklin Advisory Services, LLC
 SECURITIES FUND             of capital as an important consideration.
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN ZERO COUPON FUND    Seeks to provide as high an investment return as is        Franklin Advisers, Inc.
 2010                        consistent with capital preservation.
------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES --
SERVICE SHARES
------------------------------------------------------------------------------------------------------------------------------------
FORTY PORTFOLIO**            Seeks long-term growth of capital.                         Janus Capital Management LLC
------------------------------------------------------------------------------------------------------------------------------------
OVERSEAS PORTFOLIO           Seeks long-term growth of capital.                         Janus Capital Management LLC
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE
TRUST(SM) -- INITIAL CLASS
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES      To seek total return.                                      Massachusetts Financial Services Company
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE
ACCOUNT FUNDS -- SERVICE
CLASS
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL           Seeks to achieve capital appreciation.                     OppenheimerFunds, Inc.
SECURITIES FUND/VA
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE
TRUST -- ADMINISTRATIVE
CLASS
------------------------------------------------------------------------------------------------------------------------------------
GLOBAL BOND PORTFOLIO        Seeks to maximize total return, consistent with preserva-  Pacific Investment Management Company, LLC
 (UNHEDGED)                  tion of capital and prudent investment management.
------------------------------------------------------------------------------------------------------------------------------------
STOCKSPLUS GROWTH AND        An enhanced S&P 500 index strategy that seeks total        Pacific Investment Management Company, LLC
 INCOME PORTFOLIO***         return, which exceeds the return of the S&P 500 Index.
------------------------------------------------------------------------------------------------------------------------------------
PROFUNDS VP
------------------------------------------------------------------------------------------------------------------------------------
PROFUND VP BEAR              Seeks daily investment results, before fees and expenses,  ProFund Advisors that correspond to the inverse (opposite) of the daily
                             performance of the S&P 500 Index.
------------------------------------------------------------------------------------------------------------------------------------


                                                                    The Funds 13

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
------------------------------------------------------------------------------------------------------------------------------------
                                                                                        Investment Manager (or Sub-Adviser(s), as
Portfolio Name                Objective                                                 applicable)
------------------------------------------------------------------------------------------------------------------------------------
PROFUNDS VP
------------------------------------------------------------------------------------------------------------------------------------

PROFUND VP RISING RATES      Seeks daily investment results, before fees and expenses,  ProFund Advisors
 OPPORTUNITY                 that correspond to the one and one-quarter times
                             (125%) the inverse (opposite) of the daily price move-
                             ment of the most recently issued 30-year U.S. Treasury
                             Bond ("Long Bond").
------------------------------------------------------------------------------------------------------------------------------------
PROFUND VP ULTRABULL         Seeks daily investment results, before fees and expenses   ProFund Advisors
                             that correspond to twice (200%) the daily performance of
                             the S&P 500 Index.
------------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL
FUNDS, INC. -- SHARE CLASS I
------------------------------------------------------------------------------------------------------------------------------------
GLOBAL VALUE EQUITY          Seeks long-term capital appreciation by investing prima-   Morgan Stanley Investment Management Inc.,
 PORTFOLIO                   rily in equity securities of issuers throughout the world, which does business in certain instances as
                             including U.S. issuers.                                    Van Kampen (sub-advised by Morgan Stanley
                                                                                        Investment Management Limited)
------------------------------------------------------------------------------------------------------------------------------------



+ It is anticipated that, on or about the end of the fourth quarter of 2009, Invesco Aim, Invesco Global and Invesco Institutional will be combined into a single entity, which will be named Invesco Advisers, Inc. The combined entity will serve as the fund's investment adviser. Invesco Advisers, Inc. will provide substantially the same services as are currently provided by the three existing separate entities. Further information about this combination will be posted on http://www.invescoaim.com on or about the closing date of the transaction.


*    The "AXA Allocation" portfolios.


** Unlike the other Funds, the Janus Aspen Forty Portfolio is a non-diversified, open-end management investment company. A nondiversified Fund may hold a larger position in a smaller number of securities than a diversified Fund. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified Fund than a diversified Fund.

*** Effective on or about July 17, 2009, this portfolio will be liquidated. Please see the attached Supplement for more information about this liquidation.


You should consider the investment objectives, risks and charges and expenses of the portfolios carefully before investing. Share classes, where applicable, are defined in the corresponding Fund prospectus. The prospectuses for the Fund contain this and other important information about the portfolios. The prospectuses should be read carefully before investing. In order to obtain copies of Fund prospectuses that do not accompany this prospectus, you may call one of our customer service representatives at 1-800-487-6669.

Each Owner should periodically review their allocation of Purchase Payments and Fund Values among the subaccounts and the Guaranteed Interest Account with Market Value Adjustment in light of their current objectives, the current market conditions, and the risks of investing in each of the Funds' various portfolios. A full description of the objectives, policies, restrictions, risks and expenses for each of the Funds' portfolios can be found in the prospectus for each of the Funds.

14 The Funds

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PURCHASE OF PORTFOLIO SHARES BY MONY AMERICA VARIABLE ACCOUNT A

MONY America Variable Account A will buy and redeem shares from the Funds at net asset value. Shares will be redeemed when needed for the Company to:

o    Collect charges under the Contracts;

o    Pay Cash Value on full surrenders of the Contracts;

o    Fund partial surrenders;

o    Provide benefits under the Contracts; or

o Transfer assets from one subaccount to another or between one or more subaccounts of MONY America Variable Account A and the Guaranteed Interest Account with Market Value Adjustment as requested by Owners.

Any dividend or capital gain distribution received from a portfolio of a Fund will be:

o    Reinvested immediately at net asset value in shares of that portfolio; or

o    Kept as assets of the corresponding subaccount.

--------------------------------------------------------------------------------
CASH VALUE -- The Contract's Fund Value, less (1) any applicable surrender charge, (2) any outstanding debt, and (3) any applicable market value adjustment.
--------------------------------------------------------------------------------

Shares of the Funds are not sold directly to the general public. They are sold to the Company, and may be sold to other insurance companies that issue variable annuity and variable life insurance contracts. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its portfolios both to variable annuity and to variable life insurance company separate accounts, it engages in mixed funding. When a Fund sells shares in any of its portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding. Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict.


The Boards of Directors or Trustees of each of the Funds monitors the respective Fund for the existence of material irreconcilable conflict between the interests of variable annuity Owners and variable life insurance Owners. The Boards shall report any such conflict to the boards of the Company and its affiliates. The Boards of Directors of the Company and its affiliates have agreed to be responsible for reporting any potential or existing mixed and shared funding conflicts to the Directors and Trustees of each of the relevant Funds. The Boards of Directors of the Company and its affiliates will remedy any conflict at their own cost. The remedy may include establishing a new registered management investment company and segregating the assets underlying the variable annuity contracts and the variable life insurance contracts.


The investment objectives and policies of certain portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made that the investment results of any of the portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

                                                                   The Funds  15

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4. Detailed information about the Contract

--------------------------------------------------------------------------------

The Fund Value in MONY America Variable Account A and in the Guaranteed Interest Account with Market Value Adjustment provide many of the benefits of your Contract. The information in this section describes the benefits, features, charges and major provisions of the Contract and the extent to which those depend upon the Fund Value, particularly the Fund Value in MONY America Variable Account A. There may be differences in your Contract such as differences in fees, charges, and benefits because of the state where we issued your Contract. We will include any such differences in your Contract. If we issued your Contract in the State of Washington, please see Appendix A.


PAYMENT AND ALLOCATION OF PURCHASE PAYMENTS

ISSUE AGES

The issue ages for the two benefit option packages available under the Contract vary as per the table below. The maximum issue age of the Annuitant for Option 1 is 85. The maximum issue age of the Annuitant for Option 2 is 79. For Option 3, it was 79.


--------------------------------------------------------------------------------
                         Option 1      Option 2      Option 3*
--------------------------------------------------------------------------------
 Annuitant Issue
       Ages               0-85          0-79          0-79
--------------------------------------------------------------------------------
*    As of November 29, 2004, Option 3 is no longer available for new business.


ISSUANCE OF THE CONTRACT

Disclosure regarding contract issuance and minimum initial Purchase Payments is for informational purposes only. This Contract is no longer available to new purchasers.

The Contract is between you and the Company. The Contract is not an investment advisory account, and the Company is not providing any investment advice or managing the allocations under your Contract. In the absence of a specific written arrangement to the contrary, you as the owner of the Contract, have the sole authority to make investment allocations and other decisions under the Contract. Your AXA Advisors' financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your Contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.

Individuals who want to buy a Contract must:

(1)  complete an application;

(2)  personally deliver the application to

     (a) a licensed agent of the Company who is also a registered representative of AXA Advisors, LLC or AXA Distributors, LLC (together, the "Distributors") who act as the principal underwriters for the Contracts, or

     (b) a licensed agent who is also a registered representative of a broker dealer which had been authorized by the Distributors to sell the Contract; and

(3)  pay the minimum initial Purchase Payment.

If we receive a completed application and all other information necessary for processing a purchase order at our Operations Center, we will apply your initial Purchase Payment no later than two Business Days after we receive the order. While attempting to finish an incomplete application, we may hold your initial Purchase Payment for no more than five Business Days. If an incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your Purchase Payment immediately (unless you specifically authorize us to keep it until the application is complete). Once you complete your application, we must apply the initial Purchase Payment within two Business Days. We will apply any additional Purchase Payments you make on the Business Day we receive them at our Operations Center.

The Contract may be used with certain tax qualified plans. The Contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this Contract does not provide additional tax deferral benefits beyond those provided in the qualified plan. Accordingly, if you are purchasing this Contract, you should purchase it for its death benefit, annuity benefits, and other non-tax related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether the Contract is an appropriate investment for you.

The minimum initial Purchase Payment for individuals varies depending upon the use of the Contract, the method of purchase and the benefit option package selected. The chart below shows the minimum initial Purchase Payment for each situation.

16  Detailed information about the Contract

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
------------------------------------------------------------------------------------------------------------------------------------
Use of Contract or Method of Making Purchase Payment                              Minimum Initial Purchase Payment
------------------------------------------------------------------------------------------------------------------------------------
Individual retirement accounts and annuities under Section 408 of the Code        $2,000
(other than Simplified Employee Pensions), including Roth IRAs under Section
408A of the Code (no longer available to new purchasers).
------------------------------------------------------------------------------------------------------------------------------------
Non-Qualified Contracts (no longer available to new purchasers).                  Option 1 -- $5,000
                                                                                  Option 2 -- $10,000
                                                                                  Option 3 -- $10,000
------------------------------------------------------------------------------------------------------------------------------------
H.R. 10 plans (self-employed individuals' retirement plans under Section 401 of   $  600
the Code) (no longer available to new purchasers) and Simplified Employee Pen-
sions under Section 408 of the Code (no longer available to new purchasers).
------------------------------------------------------------------------------------------------------------------------------------
Certain corporate or association retirement plans.                                $  600
------------------------------------------------------------------------------------------------------------------------------------
Annuity purchase plans sponsored by certain tax-exempt organizations, govern-     $  600
mental entities and deferred compensation plans under Section 457 of the Code.
------------------------------------------------------------------------------------------------------------------------------------
Payroll deduction and automatic checking account withdrawal plans.                Annualized rate of $600 (i.e., $600 per year,
                                                                                  $300 semiannually, $150 quarterly or $50 per
                                                                                  month)
------------------------------------------------------------------------------------------------------------------------------------
Government Allotment Plans                                                        $50 per month
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GOVERNMENT ALLOTMENT PLANS -- Payroll deduction plans used for financial products by government employees.
--------------------------------------------------------------------------------

Additional Purchase Payments may be made at any time--before the annuity starting date as long as the Annuitant is living. However, for certain automatic payment plans, the smallest additional payment is $50.

The Company reserves the right to revise its rules from time to time to specify different minimum Purchase Payments for such plans. In addition, the prior approval of the Company is needed before it will accept a Purchase Payment if that would cause Cumulative Purchase Payments, less any partial surrenders and their surrender charges and market value adjustments, to exceed $1,500,000.

The Company reserves the right to reject an application for any reason permitted by law.

Net Purchase Payments received before the Effective Date will be held in the Company's General Account and will be credited with interest at not less than 3.50% per year if:

(1)  the Contract is issued by the Company, and

(2)  the Contract is delivered to the Owner.

No interest will be paid if the Contract is not issued or if it is declined by the Owner.

These amounts will be held in that account pending end of the right to return contract period. (See below.)

--------------------------------------------------------------------------------
EFFECTIVE DATE -- The date the contract begins as shown in the Contract.
--------------------------------------------------------------------------------

TAX-FREE 'SECTION 1035' EXCHANGES


The Owner can generally exchange one annuity contract for another in a 'tax-free exchange' under Section 1035 of the Internal Revenue Code. Similar rules may apply to changing the funding vehicle in a Qualified Plan. Before making the exchange, the Owner should compare both contracts carefully. Remember that if you exchange another contract for the one described in this prospectus, you might have to pay a surrender charge on the old contract. There will be a new surrender charge period for this Contract and other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, the Owner may have to pay federal income tax, and penalty taxes on the exchange. The Owner should not exchange another contract for this one unless he or she determines, after knowing all the facts, that the exchange is in the Owner's best interest and not just better for the person trying to sell the Owner this Contract (that person will generally earn a commission if the Owner buys this Contract through an exchange or otherwise).

RIGHT TO RETURN CONTRACT PROVISION


This information is no longer applicable as these Contracts are no longer available to new purchasers. The Owner may return the Contract during the right to return contract period (usually within 10 days) of the delivery date. The Contract must be returned to the Company or any agent of the Company. When the Company receives the Contract, it will be voided as if it were never in effect. Unless state law requires otherwise, the amount to be refunded is equal to the Purchase Payments received by the Company, less any partial surrenders you made. During the right to return contract period, Purchase Payments will be retained in the Company's General Account and will earn interest at a rate not less than 3.50% per year. If you have not returned the Contract at the end of the right to return contract period, we transfer the Net Purchase Payments with interest to the subaccounts and/or the Guaranteed Interest Account.


ALLOCATION OF PAYMENTS AND FUND VALUE

ALLOCATION OF PAYMENTS. On the application, the Owner may allocate Net Purchase Payments to any of the available subaccounts of MONY America Variable Account A or to the Guaranteed Interest Account with Market Value Adjustment. Net Purchase Payments (and any interest thereon) are held in the General Account if they are received before the end of the right to return contract period.

The portion of Net Purchase Payments allocated to the Guaranteed Interest Account with Market Value Adjustment will be held in the Guaranteed Interest Account with Market Value Adjustment of the General Account for the specified period selected and will be credited with interest at the rate declared by the Company for that specified period. The portion of Net Purchase Payments allocated to subaccounts of MONY America Variable Account A will earn 3.50% annual

                                     Detailed information about the Contract  17

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interest until the right to return contract period expires. (See "Right to return contract provision" above.) After the right to return Contract period has expired, the value of Net Purchase Payments allocated to subaccounts of MONY America Variable Account A will automatically be transferred to MONY America Variable Account A subaccount(s) according to the Owner's percentage allocation.

After the right to return contract period, under a non-automatic payment plan, if the Owner does not:

(1)  specify the amount to be allocated among subaccounts, or

(2)  specify the percentage to be allocated among subaccounts, or

(3)  the amount or percentage specified is incorrect or incomplete,

the Net Purchase Payments will be allocated under the Owner's most recent instructions on record with the Company. The percentage specified must not be less than 5% of the Net Purchase Payment. Allocation percentages must total 100%. For automatic payment plans, Net Purchase Payments will be allocated according to the Owner's most recent instructions on record.

The Owner may change the specified allocation formula for future Net Purchase Payments at any time without charge by sending written notification to the Company at the Operations Center. Prior allocation instructions may also be changed by telephone, facsimile or via the web subject to the rules of the Company and its right to terminate or modify telephone, facsimile or via the web allocation. The Company reserves the right to deny any telephone, facsimile or via the web allocation request. (See "Telephone/fax/web transactions.") Any such change, whether made in writing or by telephone, facsimile or via the web, will be effective seven days after we receive notice of the change in accordance with the requirements of state insurance departments and the Investment Company Act of 1940.

Contracts issued in Maryland, Massachusetts, New Jersey, Oklahoma, Oregon, Pennsylvania, South Carolina, Texas and Washington must maintain a minimum Fund Value balance of $2,500 in the Guaranteed Interest Account with Market Value Adjustment when an allocation to said account is chosen.

CALCULATING UNIT VALUES FOR EACH SUBACCOUNT

When allocated Net Purchase Payments are received they are credited to subaccounts of MONY America Variable Account A in the form of units. The number of units is determined by dividing the dollar amount allocated to a particular subaccount by the unit value for that subaccount for the Business Day on which the Purchase Payment is received.

To determine the unit value of a subaccount on each Business Day, the Company takes the prior Business Day's unit value and multiplies it by the Net Investment Factor for the current Business Day. The Net Investment Factor is used to measure the investment performance of a subaccount from one Business Day to the next. The Net Investment Factor for each subaccount equals:

     (1) the net asset value per share of each Fund held in the sub account at the end of the current Business Day divided by

     (2) the net asset value per share of each Fund held in the sub account at the end of the prior Business day, minus

     (3) the daily mortality and expense risk charge and any other applicable charges adjusted for the number of calendar days in the period.

The unit value of these subaccounts may increase, decrease or remain the same from Business Day to Business Day. The unit value depends on the investment performance of the portfolio of the Fund in which the subaccount invests and any expenses and charges deducted from MONY America Variable Account A. The Owner bears the entire investment risk. Owners should periodically review their allocations of payments and values in light of market conditions and overall financial planning requirements.

CALCULATION OF GUARANTEED INTEREST ACCOUNT WITH MARKET VALUE ADJUSTMENT FUND
VALUE

Net Purchase Payments to be allocated to the Guaranteed Interest Account with Market Value Adjustment will be credited to the Accumulation Period chosen by the Owner on

     (1)  the date received at the Operations Center, or

     (2) if the day Net Purchase Payments are received is not a Busi ness Day, then on the next Business Day.

Interest will be credited daily.

CALCULATION OF FUND VALUE


The Contract's Fund Value will reflect:

     o The investment performance of the selected subac count(s) of MONY America Variable Account A.

     o Amounts credited (including interest) to the Guaran teed Interest Account with Market Value Adjustment.

     o    Any Net Purchase Payments.

     o    Any transfer charges.

     o    Any partial surrenders.

     o    Any outstanding debt.

     o All contract charges (including surrender charges and market value adjustments) imposed.


There is no guaranteed minimum Fund Value, except to the extent Net Purchase Payments have been allocated to the Guaranteed Interest Account with Market Value Adjustment. Because a Contract's Fund Value at any future date will be dependent on a number of variables, it cannot be predetermined.

The Fund Value will be computed first on the Effective Date and thereafter on each Business Day. On the Effective Date, the Contract's Fund Value will be the Net Purchase Payments received on or before the Effective Date plus any interest credited on those Payments during the period when Net Purchase Payments are held in the General Account. (See "Issuance of the Contract".)

After amounts allocated to the subaccounts are transferred from the General Account to MONY America Variable Account A, on each Business Day, the Contract's Fund Value will be computed as follows:

     (1) Determine the aggregate of the Fund Values attributable to the Contract in each of the subaccounts on that Business

18  Detailed information about the Contract


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          Day. This is done by multiplying the subaccount's unit value on that date by the number of subaccount units allocated to the Contract. The computation of the Contract's Fund Value in the subaccount is done before any other Contract transactions on that Business Day.

     (2) Add any amount credited to the Guaranteed Interest Account with Market Value Adjustment before that Business Day. This amount is the aggregate of all Net Purchase Payments allocated to the Guaranteed Interest Account with Market Value Adjustment and:

          o    The addition of any interest credited.

          o    Addition or subtraction of any amounts transferred.

          o    Subtraction of any partial surrenders.

          o Subtraction of any contract charges, surrender charges, transfer charges, and any Market Value Adjustments

     (3) Add the value held in the loan account to secure contract loans and interest credited on that day on that amount;

     (4)  Add any Net Purchase Payment received on that Business Day;

     (5) Subtract any partial surrender amount (reflecting any surren der charge and Market Value Adjustment) made on that Business Day;

     (6) Subtract any annual contract charge and/or transfer charge deductible on that Business Day.

Regarding (1) above, for each subaccount we multiply the number of units credited to that subaccount by its unit Value on that Business Day. The multiplication is done before the purchase or redemption of any units on that Business Day.

If a transaction would ordinarily require that the Contract's Fund Value be computed for a day that is not a Business Day, the next following Business Day will be used.


TRANSFERS. You may transfer the value of the Contract among the subaccounts after the right to return contract period has expired by sending a proper written request to the Company's Operations Center. Transfers may be made by telephone, facsimile or via the web if proper authorization has been received at the Company's Operations Center. (See "Telephone/fax/web transactions.") Transfers will be executed at the net asset value next calculated by the Company if the transfer instruction is received and acknowledged by 4:00 p.m., Eastern Time on a day on which the New York Stock Exchange is open for business. If the New York Stock Exchange is not open for business on the day of receipt, the transfer instruction will be executed at the net asset value calculated at the close of business on the first day thereafter on which the New York Stock Exchange is open for business. Such transfers are subject to the Company's rules and conditions for such privilege. Currently, there are no limitations on the number of transfers between subaccounts. Our current transfer restrictions are set forth in the "Disruptive transfer activity" section below.


Transfers may be postponed for any period during which

(1) the New York Stock Exchange is closed other than customary weekend and holiday closings, or

(2) trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, or

(3) an emergency exists as a result of which disposal of securities held by the Fund is not reasonably practicable or it is not reasonably practicable to determine the value of the net assets of the Fund.

A transfer charge is not currently imposed on transfers. (See "Deductions from fund value -- Transfer charge.") However, the Company reserves the right to impose a charge which will not exceed $25 per transfer. If imposed the charge will be deducted from the first subaccount(s) or the Guaranteed Interest Account with Market Value Adjustment you designate funds to be transferred from. This charge is in addition to the amount transferred. All transfers in a single request are treated as one transfer transaction. A transfer resulting from the first reallocation of Fund Value at the end of the right to return contract period will not be subject to a transfer charge and transfers made at the end of an Accumulation Period of amounts allocated to the Guaranteed Interest Account with Market Value Adjustment (see below) will not be subject to a transfer charge. Under present law, transfers are not taxable transactions.

TRANSFERS INVOLVING THE GUARANTEED INTEREST ACCOUNT WITH MARKET VALUE ADJUSTMENT. Transfers may be made from the Guaranteed Interest Account with Market Value Adjustment at any time, but, if they are made before the end of the 3, 5, 7, or 10 year Accumulation Period there will be a market value adjustment for Contracts issued in most states. If the transfer request is received within 30 days before the end of the Accumulation Period, no market value adjustment will apply. If multiple Accumulation Periods are in effect, your transfer request must specify from which Accumulation Period(s) we are to make the transfer.

Contracts issued in Maryland, Massachusetts, New Jersey, Oklahoma, Oregon, Pennsylvania, South Carolina, Texas and Washington with fund value in the Guaranteed Interest Account with Market Value Adjustment must maintain a minimum Fund Value in the Guaranteed Interest Account with Market Value Adjustment of $2,500.

Please see "Payment and allocation of Purchase Payments" earlier in this section "Detailed information about the Contract" for more information about your role in managing your allocations.



PORTFOLIO REBALANCING. Our portfolio rebalancing program can help prevent a well-conceived investment strategy from becoming diluted over time. Investment performance will likely cause the allocation percentages you originally selected to shift. With this program, you may instruct us to periodically reallocate values in your Contract. The program does not guarantee an investment gain or protect against an investment loss. You may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Requesting a transfer while enrolled in our rebalancing program will automatically terminate your participation in the program. This means that your account will no longer be rebalanced on a


                                     Detailed information about the Contract  19

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periodic basis. You must provide us with written instructions if you wish your account to be rebalanced in the future.



TELEPHONE/FAX/WEB TRANSACTIONS

Prior allocation instructions may be changed or transfers requested by telephone, fax or via the web subject to the Company's guidelines (which we believe to be reasonable) and the Company's right to modify or terminate the telephone/fax/web privilege. The Company reserves the right to deny any telephone, fax or web request.


If all telephone lines are busy or the Internet is not available (for example, during periods of substantial market fluctuations), Owners may be unable to request telephone, fax or web allocation changes or transfers by telephone, fax or web. In such cases, an Owner would submit a written request.


We have adopted guidelines relating to changes of allocations and transfers by telephone, fax or web which, among other things, outlines procedures designed to prevent unauthorized instructions. If the Owner does not follow these procedures:

(1) the Company shall not be liable for any loss as a result of following fraudulent telephone, fax or web instructions; and

(2) the Owner will, therefore, bear the entire risk of loss due to fraudulent telephone, fax or web instructions.


A copy of the guidelines and our form for electing telephone/facsimile transfer privileges is available from your financial professional or by calling us at
(800) 487-6669, Monday through Friday, 9 a.m. to 5 p.m., Eastern Time. Web transfer privileges and a copy of the guidelines and forms are available online at www.axaonline.com. The telephone or fax allocation and transfer privileges may also be elected by completing the telephone or fax authorization. The Company's form or a Contract application with a completed telephone or fax authorization must be signed and received at the Company's Operations Center before telephone or fax allocation instructions will be accepted. To elect web allocation and transfer privileges, you must log on to www.axaonline.com, and register for online account access. This online application must be electronically signed and received by the Company via the internet before web transaction instructions will be accepted.


SPECIAL NOTE ON RELIABILITY. Please note that the internet or our telephone system may not always be available. Any system, whether it is yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transactions by writing our Operations Center.


DISRUPTIVE TRANSFER ACTIVITY

You should note that the Contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The Contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the subaccounts invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all policy and contract owners.


We currently require that any transfer request that would result in an aggregated transfer amount of $250,000 or more in a single day must be submitted in writing to our customer service office by U.S. mail (first class). Overnight mail is not permitted for those transfer requests. We monitor the $250,000 daily threshold on a monthly basis and combine transfer activities for all contracts with the same or related owner. We do not permit exceptions to this policy. We may change this policy, and any new or revised policy will apply to all Contract holders uniformly.


We offer subaccounts with underlying portfolios that are part of the AXA Premier VIP Trust and EQ Advisors Trust, as well as subaccounts with underlying portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and,

20  Detailed information about the Contract

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collectively with the AXA Premier VIP Trust and EQ Advisors Trust, the
"trusts"). The trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the trust obtains from us contract owner trading activity. The trusts currently consider transfers into and out of (or vice versa) the same subaccount within a five business day period as potentially disruptive transfer activity. Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our contract owners, we will work with the unaffiliated trust to review contract owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.


When a Contract is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the Contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues, certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the Contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.


It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.


Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.


TERMINATION OF THE CONTRACT

The Contract will remain in effect until the earlier of:

(1)  the date the Contract is surrendered in full,

(2)  the date annuity payments start,

(3) the Contract Anniversary on which, after deduction for any annual contract charge then due, no Fund Value in the subaccounts and the Guaranteed Interest Account with Market Value Adjustment remains in the Contract, or

(4)  the date the death benefit is payable under the Contract.

                                     Detailed information about the Contract  21


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5. Description of the Guaranteed Interest Account with Market Value Adjustment

--------------------------------------------------------------------------------

GENERAL

The Guaranteed Interest Account with Market Value Adjustment is an allocation option available under the contract. The Guaranteed Interest Account with Market Value Adjustment may not be available in every state jurisdiction.

The guarantees associated with the Guaranteed Interest Account with Market Value Adjustment are borne exclusively by the Company. The guarantees associated with the Guaranteed Interest Account with Market Value Adjustment are legal obligations of the Company. Fund Values allocated to the Guaranteed Interest Account with Market Value Adjustment are held in the General Account of the Company. Amounts allocated to the General Account of the Company are subject to the liabilities arising from the business the Company conducts. The Company has sole investment discretion over the investment of the assets of its General Account. Owners having allocated amounts to a particular Accumulation Period of the Guaranteed Interest Account with Market Value Adjustment, however, will have no claim against any particular assets of the Company.

The Guaranteed Interest Account with Market Value Adjustment provides for a Specified Interest Rate, which is a guaranteed interest rate that will be credited as long as any amount allocated to the Guaranteed Interest Account with Market Value Adjustment is not distributed for any reason prior to the Maturity Date of the particular Accumulation Period chosen by the Owner. Generally, a 3-year Accumulation Period offers guaranteed interest at a Specified Interest Rate over three years, a 5-year Accumulation Period offers guaranteed interest at a Specified Interest Rate over five years, and so on. Because the Maturity Date is the Monthly Contract Anniversary immediately prior to the 3, 5, 7 or 10 year anniversary of the start of the Accumulation Period, the Accumulation Period may be up to 31 days shorter than the 3, 5, 7 or 10 years, respectively.

Although the Specified Interest Rate will continue to be credited as long as Fund Value remains in an Accumulation Period of the Guaranteed Interest Account with Market Value Adjustment prior to the Maturity Date of that Accumulation Period, surrenders or transfers (including transfers to the Loan Account as a result of a request by the Owner for a Loan) will be subject to a Market Value Adjustment, as described below. Market Value Adjustments do not apply upon annuitization under Settlement Option 3 or 3A.

Market Value Adjustments do not apply for partial or full surrenders or transfers requested within 30 days before the end of the Accumulation Period, nor to any benefits paid upon the death of the Annuitant. The Market Value Adjustment does apply to benefits paid upon death of the Owner. Market Value Adjustments also do not apply to Contracts issued in Maryland, Massachusetts, New Jersey, Oklahoma, Oregon, Pennsylvania, South Carolina, Texas and Washington. In addition, Contracts issued in these states must maintain a minimum Fund Value balance of $2,500 in the Guaranteed Interest Account with Market Value Adjustment when an allocation to this account is chosen.

GUARANTEED INTEREST ACCOUNT WITH MARKET VALUE ADJUSTMENT


The Guaranteed Interest Account with Market Value Adjustment is a part of the Company's General Account which consists of all the Company's assets other than assets allocated to segregated investment accounts of the Company, including MONY America Variable Account A.

--------------------------------------------------------------------------------
MARKET VALUE ADJUSTMENT -- An amount added to or deducted from the amount surrendered or transferred from the Guaranteed Interest Account with Market Value Adjustment for contracts issued in certain states.

ACCUMULATION PERIOD -- Currently 3, 5, 7 and 10 years. The Accumulation Period starts on the Business Day that falls on, or next follows the date the Purchase Payment is transferred into the Guaranteed Interest Account with Market Value Adjustment and ends on the monthly Contract anniversary immediately prior to the last day of that Accumulation Period. (THE ACCUMULATION PERIOD IS LIMITED TO ONE YEAR FOR CONTRACTS ISSUED IN MARYLAND, THE COMMONWEALTH OF MASSACHUSETTS, NEW JERSEY, OKLAHOMA, OREGON, THE COMMONWEALTH OF PENNSYLVANIA, SOUTH CAROLINA, TEXAS AND WASHINGTON.)

CONTRACT YEAR -- Any period of twelve (12) months commencing with the Effective Date and each Contract Anniversary thereafter.

CONTRACT ANNIVERSARY -- An anniversary of the Effective Date of the Contract.
--------------------------------------------------------------------------------

ALLOCATIONS TO THE GUARANTEED INTEREST ACCOUNT WITH MARKET VALUE ADJUSTMENT

There are three sources from which allocations to the Guaranteed Interest Account with Market Value Adjustment may be made:

(1) an initial Purchase Payment made under a Contract may be wholly or partially allocated to the Guaranteed Interest Account with Market Value Adjustment;

(2) a subsequent or additional Purchase Payment made under a Con tract may be partially or wholly allocated to the Guaranteed Interest Account with Market Value Adjustment; and

(3) amounts transferred from Subaccounts available under the Con tract may be wholly or partially allocated to the Guaranteed Interest Account with Market Value Adjustment.

There is no minimum amount of any allocation of either Purchase Payments or transfers of Fund Value to the Guaranteed Interest Account with Market Value Adjustment. The one (1) year Accumulation Period (which is limited to certain states in which there is no Market Value Adjustment), requires the Guaranteed Interest Account to have a minimum Fund Value of $2,500 when an allocation to said account is chosen.

SPECIFIED INTEREST RATES AND THE
ACCUMULATION PERIODS

SPECIFIED INTEREST RATES

The Specified Interest Rate, at any given time, is the rate of interest guaranteed by the Company to be credited to allocations made to the

22  Description of the Guaranteed Interest Account with Market Value Adjustment

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Accumulation Period for the Guaranteed Interest Account with Market Value
Adjustment chosen by the Owner, so long as no portion of the allocation is distributed for any reason prior to the Maturity Date of the Accumulation Period. Different Specified Interest Rates may be established for the four different Accumulation Periods which are currently available (3, 5, 7 and 10 years). (The Accumulation Period is limited to one year for Contracts issued in Maryland, the Commonwealth of Massachusetts, New Jersey, Oklahoma, Oregon, the Commonwealth of Pennsylvania, South Carolina, Texas and Washington.)

The Company declares Specified Interest Rates for each of the available Accumulation Periods from time to time. Normally, new Specified Interest Rates will be declared monthly; however, depending on interest rate fluctuations, declarations of new Specified Interest Rates may occur more or less frequently. The Company observes no specific method in the establishment of the Specified Interest Rates, but generally will attempt to declare Specified Interest Rates which are related to interest rates associated with fixed-income investments available at the time and having durations and cash flow attributes compatible with the Accumulation Periods then available for the Guaranteed Interest Account with Market Value Adjustment. In addition, the establishment of Specified Interest Rates may be influenced by other factors, including competitive considerations, administrative costs and general economic trends. The Company has no way of predicting what Specified Interest Rates may be declared in the future and there is no guarantee that the Specified Interest Rate for any of the Accumulation Periods will exceed the guaranteed minimum effective annual interest rate of 3.50%. Owners bear the risk that the Specified Interest Rate will not exceed the guaranteed minimum rate.

The period of time during which a particular Specified Interest Rate is in effect for new allocations to the then available Accumulation Periods is referred to as the Investment Period. All allocations made to an Accumulation Period during an Investment Period are credited with the Specified Interest Rate in effect. An Investment Period ends only when a new Specified Interest Rate relative to the Accumulation Period in question is declared. Subsequent declarations of new Specified Interest Rates have no effect on allocations made to Accumulation Periods during prior Investment Periods. All such prior allocations will be credited with the Specified Interest Rate in effect when the allocation was made for the duration of the Accumulation Period selected.

Information concerning the Specified Interest Rates in effect for the various Accumulation Periods can be obtained by contacting an agent of the Company who is also a registered representative of AXA Advisors, LLC or by calling the following toll free telephone number: (800) 487-6669.

The Specified Interest Rate is credited on a daily basis to allocations made to an Accumulation Period elected by the Owner, resulting in an annual effective yield which is guaranteed by the Company, unless amounts are surrendered, transferred or paid out on death of Annuitant from that Accumulation Period for any reason prior to the Maturity Date for that Accumulation Period. The Specified Interest Rate will be credited for the entire Accumulation Period. If amounts are surrendered or transferred from the Accumulation Period for any reason prior to the Maturity Date, a Market Value Adjustment will be applied to the amount surrendered or transferred.

CREDITING OF INTEREST.

Any Net Purchase Payments you as Owner of the Contract allocate to the Guaranteed Interest Account with Market Value Adjustment will be credited with interest at the rate declared by the Company. The Company guarantees that the rate credited will not be less than 3.50% annually (0.0094%, compounded daily). You bear the risk that we will not declare interest in excess of that 3.50% rate. If you allocate Purchase Payments or transfer funds to the Guaranteed Interest Account, you will choose between Accumulation Periods of 3, 5, 7, or 10 years for Contracts issued in most states. The Accumulation Period is limited to one year for Contracts issued in Maryland, the Commonwealth of Massachusetts, New Jersey, Oklahoma, Oregon, the Commonwealth of Pennsylvania, South Carolina, Texas and Washington. Before the beginning of each calendar month, the Company will declare interest rates for each period, if those rates will be higher than the guaranteed rate. Each interest rate declared by the Company will be applicable for all Net Purchase Payments received or transfers from MONY America Variable Account A completed within the period during which it is effective. Amounts you allocate to the Accumulation Period you select will receive this interest rate for the entire Accumulation Period. Within 45 days, but not less than 15 days before the Accumulation Period expires, we will notify you of the new rates we are then declaring. When the period expires you can (1) elect a new Accumulation Period of 3, 5, 7, or 10 years (except in certain states where the Accumulation Period is limited to a one year period) or (2) you may elect to transfer the amounts allocated to the expiring Accumulation Period to MONY America Variable Account A. If you make no election, the entire amount allocated to the expiring Accumulation Period will automatically be held for an Accumulation Period of the same length. If that period will extend beyond the annuity starting date or if that period is no longer offered, the money will be transferred into the Money Market subaccount.


ACCUMULATION PERIODS

For each Accumulation Period, the Specified Interest Rate in effect at the time of the allocation to that Accumulation Period is guaranteed. An Accumulation Period always ends on a Maturity Date, which is the Monthly Contract Anniversary immediately prior to the 3, 5, 7 or 10 year anniversary of the start of the Accumulation Period. Therefore, the Specified Interest Rate may be credited for up to 31 days less than the full 3, 5, 7 or 10 years. (The Accumulation Period is limited to one year for Contracts issued in Maryland, the Commonwealth of Massachusetts, New Jersey, Oklahoma, Oregon, the Commonwealth of Pennsylvania, South Carolina, Texas and Washington.)

For example, if the Effective Date of a Contract is August 10, 2000 and an allocation is made to a 10 year Accumulation Period on August 15, 2000 and the funds for a new Purchase Payment are received on that day, the Accumulation Period will begin on August 15, 2000 and end on August 10, 2010, during which period the Specified Interest Rate will be credited.

All Accumulation Periods for the 3, 5, 7, and 10 year Accumulation Periods, respectively, will be determined in a manner consistent with the foregoing example.


 Description of the Guaranteed Interest Account with Market Value Adjustment  23


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END OF ACCUMULATION PERIODS

At least fifteen days and at most forty-five days prior to the end of an Accumulation Period, the Company will send notice to the Owner of the impending Maturity Date. The notice will include the projected Fund Value held in the Accumulation Period on the Maturity Date and will specify the various options Owners may exercise with respect to the Accumulation Period:

(1) During the thirty-day period before the Maturity Date, the Owner may wholly or partially surrender the Fund Value held in that Accumulation Period without a Market Value Adjustment; however, Surrender Charges under the Contract, if applicable, will be assessed.

(2) During the thirty-day period before the Maturity Date, the Owner may wholly or partially transfer the Fund Value held in that Accumulation Period, without a Market Value Adjustment, to any Subaccount then available under the Contract or may elect that the Fund Value held in that Accumulation Period be held for an additional Accumulation Period of the same number of years or for another Accumulation Period of a different number of years which may at the time be available. A confirmation of any such transfer or election will be sent immediately after the transfer or election is processed.

(3) If the Owner does not make an election within thirty days follow ing the Maturity Date, the entire Fund Value held in the maturing Accumulation Period will be transferred to an Accumulation Period of the same number of years as the Accumulation Period which matured. The start of the new Accumulation Period is the ending date of the previous Accumulation Period. However, if that period would extend beyond the Annuity Starting Date of the Contract or if that period is not then made available by the Company, the Fund Value held in the maturing Accumulation Period will be automatically transferred to the Money Market Subaccount at the end of the Maturity Period. A confirmation will be sent immediately after the automatic transfer is executed.

During the thirty day period following the Maturity Date, and prior to any of the transactions set forth in (1), (2), or (3) above, the Specified Value held in the maturing Accumulation Period will continue to be credited with the Specified Interest Rate in effect before the Maturity Date.


SURRENDERS, TRANSFERS OR LOANS

When you as Owner request that Contract Fund Value from the Guaranteed Interest Account with Market Value Adjustment be transferred to MONY America Variable Account A, surrendered, loaned to you, or used to pay any charge imposed in accordance with the Contract, you should tell the Company the source by interest rate Accumulation Period of amounts you request be transferred, surrendered, loaned, or used to pay charges. We will not process the surrender unless you tell us the source by interest rate Accumulation Period to use. If you do not specify an Accumulation Period, your transaction will be processed using the Accumulation Periods in the order in which money was most recently allocated.

THE MARKET VALUE ADJUSTMENT

GENERAL INFORMATION REGARDING THE MVA

A surrender or transfer (including a transfer to the Loan Account as a result of a request by the Owner for a Loan) from the Guaranteed Interest Account with Market Value Adjustment prior to the Maturity Date of that particular Accumulation Period, will be subject to a Market Value Adjustment. A Market Value Adjustment will not apply upon annuitization under Settlement Option 3 or 3A, or upon payment of a death benefit. The Market Value Adjustment is determined by the multiplication of an MVA Factor by the Specified Value, or the portion of the Specified Value being surrendered or transferred (including transfers for the purpose of obtaining a Loan). The Specified Value is the amount of the allocation of Purchase Payments and transfers of Fund Value to an Accumulation Period of the Guaranteed Interest Account with Market Value Adjustment, plus interest accrued at the Specified Interest Rate minus prior distributions. The Market Value Adjustment may either increase or decrease the amount of the distribution. It will not apply to requests for transfer or full or partial surrenders received at our administrative office within 30 days before the end of the applicable Accumulation Period.

The Market Value Adjustment is intended to approximate, without duplicating, the experience of the Company when it liquidates assets in order to satisfy contractual obligations. Such obligations arise when Owners request surrenders or transfers (including transfers for the purpose of obtaining a Loan). When liquidating assets, the Company may realize either a gain or a loss.

A market value adjustment can increase or decrease the amounts surrendered or transferred from the Guaranteed Interest Account with Market Value Adjustment depending on current interest rate fluctuations.

If prevailing interest rates are higher at the time of a surrender or transfer (including transfers for the purpose of obtaining a Loan) than the Specified Interest Rate in effect at the time the Accumulation Period commences, the Company will realize a loss when it liquidates assets in order to process a surrender or transfer (including transfers for the purpose of obtaining a Loan); therefore, application of the Market Value Adjustment under such circumstances will decrease the amount of the surrender or transfer (including transfers for the purpose of obtaining a Loan).

Generally, if prevailing interest rates are lower than the Specified Interest Rate in effect at the time the Accumulation Period commences, the Company will realize a gain when it liquidates assets in order to process a surrender or transfer (including transfers for the purpose of obtaining a Loan); therefore, application of the MVA under such circumstances will generally increase the amount of the surrender or transfer (including transfers for the purpose of obtaining a Loan).

The Company measures the relationship between prevailing interest rates and the Specified Interest Rates it declares through the MVA Factor. The MVA Factor is described more fully below.

THE MVA FACTOR

The formula for determining the MVA Factor is:

                          [(1+a)/(1+b)]((n-t)/12) - 1

24  Description of the Guaranteed Interest Account with Market Value Adjustment

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Where:

     a = the Specified Interest Rate for the Accumulation Period from which the surrender, transfer or loan is to be taken;

     b = the Specified Interest Rate declared at the time a surrender or transfer is requested for an Accumulation Period equal to the time remaining in the Accumulation Period from which the surrender or transfer (including transfer to the Loan Account as a result of a request by the Owner for a Loan) is requested, plus 0.25%;

     n = the Accumulation Period from which the surrender or trans fer occurs in months; and

     t = the number of elapsed months (or portion thereof) in the Accumulation Period from which the surrender or transfer occurs.

If an Accumulation Period equal to the time remaining is not issued by the Company, the rate will be an interpolation between two available Accumulation Periods. If two such Accumulation Periods are not available, we will use the rate for the next available Accumulation Period.

If the Company is no longer declaring rates on new payments, we will use Treasury yields adjusted for investment risk as the basis for the Market Value Adjustment.

The MVA Factor shown above also accounts for some of the administrative and processing expenses incurred when fixed-interest investments are liquidated. This is represented in the addition of 0.25% in the MVA Factor.

The MVA Factor will be multiplied by that portion of the Specified Value being surrendered, transferred, or distributed for any other reason. If the result is greater than zero, a gain will be realized by the Owner; if less than zero, a loss will be realized. If the MVA Factor is exactly zero, no gain or loss will be realized by the Owner.


INVESTMENTS

Amounts allocated to the Guaranteed Interest Account with Market Value Adjustment are transferred to the General Account of the Company. Amounts allocated to the General Account of the Company are subject to the liabilities arising from the business the Company conducts. This is unlike amounts allocated to the Subaccounts of MONY America Variable Account A, which are not subject to the liabilities arising from the business the Company conducts.

The Company has sole investment discretion over the investment of the assets of the General Account. We will invest these amounts primarily in investment-grade fixed income securities including: securities issued by the U.S. Government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. Government; debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by Moody's Investor Services, Inc., Standard & Poor's Corporation, or any other nationally recognized rating service; mortgage-backed securities collateralized by real estate mortgage loans or securities collateralized by other assets, that are insured or guaranteed by the Federal Home Loan Mortgage Association, the Federal National Home Mortgage Association, or the Government National Mortgage Association, or that have an investment grade at the time of purchase within the four highest grades described above; commercial and agricultural mortgage loans; other debt instruments; commercial paper; cash or cash equivalents.

Variable annuity Owners having allocated amounts to a particular Accumulation Period of the Guaranteed Interest Account with Market Value Adjustment will not have a direct or indirect interest in these investments, nor will they have a claim against any particular assets of the Company. The overall investment performance of the General Account will not increase or decrease their claim against the Company.

There is no specific formula for establishing Specified Interest Rates. The Specified Interest Rates declared by the Company for the various Accumulation Periods will not necessarily correspond to the performance of any group of assets of the General Account. We will consider certain factors in determining these rates, such as regulatory and tax environment, sales commissions, administrative expenses borne by us, and competitive factors. The Company's management will make the final determination of these rates. However, the Specified Interest Rate will never be less than 3.50%.


 Description of the Guaranteed Interest Account with Market Value Adjustment  25


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6. Surrenders

--------------------------------------------------------------------------------

The Owner may elect to make a surrender of all or part of the Contract's Fund Value provided it is:

o    on or before the annuity payments start, and

o    during the lifetime of the Annuitant.

Any such election shall specify the amount of the surrender. The surrender will be effective on the date a proper written request is received by the Company at its Operations Center.

The amount of the surrender may be equal to the Contract's Cash Value, which is its Fund Value less:

(1) any applicable surrender charge, and

(2) any applicable Market Value Adjustment.

The surrender may also be for a lesser amount (a "partial surrender"). Requested partial surrenders that would leave a Cash Value of less than $1,000 are treated and processed as a full surrender. In such case, the entire Cash Value will be paid to the Owner. For a partial surrender, any surrender charge or any applicable Market Value Adjustment will be in addition to the amount requested by the Owner. A partial surrender may reduce your death benefit proportionately by the same percentage that the surrender (including any surrender charge and any market value adjustment, if applicable) reduced Fund Value.

A surrender will result in the cancellation of units of the particular subaccounts and the withdrawal of amounts credited to the Guaranteed Interest Account with Market Value Adjustment Accumulation Periods as chosen by the Owner. The aggregate value of the surrender will be equal to the dollar amount of the surrender plus, if applicable, any surrender charge and any applicable Market Value Adjustment. For a partial surrender, the Company will cancel units of the particular subaccounts and withdraw amounts from the Guaranteed Interest Account with Market Value Adjustment Accumulation Period under the allocation specified by the Owner. The unit value will be calculated as of the end of the Business Day the surrender request is received. The Owner can specify partial surrender allocations by either amount or percentage. Allocations by percentage must be in whole percentages (totaling 100%). The minimum percentage of allocation for a partial surrender is 10% of any subaccount or Guaranteed Interest Account with Market Value Adjustment designated by the Owner. The request will not be accepted if:

o there is insufficient Fund Value in the Guaranteed Interest Account with Market Value Adjustment or a subaccount to provide for the requested allocation against it, or

o    the request is incomplete or incorrect.

Any surrender charge will be allocated against the Guaranteed Interest Account with Market Value Adjustment and each subaccount in the same proportion that each allocation bears to the total amount of the partial surrender. Contracts issued in Maryland, the Commonwealth of Massachusetts, New Jersey, Oklahoma, Oregon, the Commonwealth of Pennsylvania, South Carolina, Texas and Washington must maintain a minimum Fund Value in the Guaranteed Interest Account with Market Value Adjustment of $2,500.

The amount of any surrender, death benefit, or transfer payable from MONY America Variable Account A amount will be paid in accordance with the requirements of the 1940 Act. However, the Company may be permitted to postpone such payment under the 1940 Act. Postponement is currently permissible only for any period during which:

(1) the New York Stock Exchange is closed other than customary weekend and holiday closings, or

(2) trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, or

(3) an emergency exists as a result of which disposal of securities held by the Fund is not reasonably practicable or it is not reasonably practicable to determine the value of the net assets of the Fund.

Any surrender involving payment from amounts credited to the Guaranteed Interest Account with Market Value Adjustment may be postponed, at the option of the Company, for up to 6 months from the date the request for a surrender is received by the company. Surrenders involving payment from the Guaranteed Interest Account with Market Value Adjustment may in certain circumstances and in certain states also be subject to a Market Value Adjustment, in addition to a surrender charge. The Owner may elect to have the amount of a surrender settled under one of the settlement options of the Contract. (See "Annuity provisions".)

Contracts offered by this prospectus may be issued in connection with retirement plans meeting the requirements of certain sections of the Internal Revenue Code. Owners should refer to the terms of their particular retirement plan for any limitations or restrictions on cash surrenders.

The tax results of a cash surrender should be carefully considered. (See "Federal tax status".)

Please note: If mandated under applicable law, we may be required to reject a Purchase Payment. In addition, we may also be required to block an Owner's account and thereby refuse to honor any request for transfers, partial surrenders, loans or death benefits until instructions are secured from the appropriate regulator. We may also be required to provide additional information about your account to government regulators.

26  Surrenders

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7. Loans

--------------------------------------------------------------------------------

Qualified Contracts issued under an Internal Revenue Code Section 401(k) plan will have a loan provision (except in the case of Contracts issued in Vermont) under which a loan can be taken using the Contract as collateral for the loan. All of the following conditions apply in order for the amount to be considered a loan, rather than a (taxable) partial surrender:

o    The term of the loan must be 5 years or less.

o    Repayments are required at least quarterly and must be substantially level.

o The loan amount is limited to certain dollar amounts as specified by the IRS.

The Owner (Plan Trustee) must certify that these conditions are satisfied.

In any event, the maximum outstanding loan on a Contract is 50% of the Fund Value in the subaccounts and/or the Guaranteed Interest Account with Market Value Adjustment. Loans are not permitted before the end of the right to return contract period. In requesting a loan, the Owner must specify the subaccounts from which Fund Value equal to the amount of the loan requested will be taken. Loans from the Guaranteed Interest Account with Market Value Adjustment are not taken until Fund Value in the subaccounts is exhausted. If in order to provide the Owner with the amount of the loan requested, and Fund Values must be taken from the Guaranteed Interest Account with Market Value Adjustment, then the Owner must specify the Accumulation Periods from which Fund Values equal to such amount will be taken. If the Owner fails to specify subaccounts and Accumulation Periods, the request for a loan will be returned to the Owner.

Values are transferred to a loan account that earns interest at an annual rate of 3.50%. The annual loan interest rate charged on outstanding loans will be 6% in arrears. Any interest not paid when due will be added to the loan and bear interest at the 6% annual rate.

Loan repayments must be specifically earmarked as loan repayment and will be allocated to the subaccounts and/or the Guaranteed Interest Account with Market Value Adjustment using the most recent payment allocation on record. Otherwise, we will treat the payment as a Net Purchase Payment.

--------------------------------------------------------------------------------
LOAN -- Available under a Contract issued under Section 401(k) of the Code; subject to availability. To be considered a Loan: (1) the term must be no more than five years, (2) repayments must be at least quarterly and substantially level, and (3) the amount is limited to dollar amounts specified by the Code, not to exceed 50% of the Fund Value.

LOAN ACCOUNT -- A part of the General Account where Fund Value is held as collateral for a loan. An Owner may transfer Fund Value in the Subaccounts, and/or Guaranteed Interest Account with Market Value Adjustment to the Loan Account.
--------------------------------------------------------------------------------

                                                                       Loans  27

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8. Death benefit

--------------------------------------------------------------------------------

DEATH BENEFIT PROVIDED BY THE CONTRACT

The Company will pay a death benefit to the Beneficiary if

     (1)  the Annuitant dies, and

     (2)  the death occurs before the annuity payments start.

If there are funds allocated to the Guaranteed Interest Account with Market Value Adjustment at the time of death, any applicable market value adjustment will be waived. If the death of the Annuitant occurs on or after the annuity payments start, no death benefit will be payable except as may be provided under the settlement option elected.

The death benefit depends upon the benefit option package in effect on the date the Annuitant dies. You may not change benefit option packages once you select an option. For the chart relating to the death benefit under Contracts issued in the State of Washington, see Appendix A.


-----------------------------------------------------------------------------------------------------------------------------------
Option 1                                        Option 2                                Option 3**
-----------------------------------------------------------------------------------------------------------------------------------
The greater of:                                 The greatest of:                        The greatest of:
-----------------------------------------------------------------------------------------------------------------------------------
(1)  The Fund Value less any                    (1)  The Fund Value less any            (1)  The Fund Value less any
     outstanding debt on the date due                outstanding debt on the date due        outstanding debt on the date due
     proof of the Annuitant's death is               proof of the Annuitant's death is       proof of the Annuitant's death is
     received by the Company                         received by the Company                 received by the Company

                  or                                              or                                      or
(2)  The Purchase Payments paid,                (2)  The Purchase Payments paid,        (2)  The Purchase Payments paid,
     reduced proportionately by each                 reduced proportionately by each         reduced proportionately by each
     partial surrender (reflecting any               partial surrender (reflecting           partial surrender (reflecting any
     Market Value Adjustment and any                 any Market Value Adjustment and         Market Value Adjustment and any
     surrender charge) and less any                  any surrender charge) and less          surrender charge) and less any
     outstanding debt *                              any outstanding debt *                  outstanding debt *

                                                                  or                                      or
                                                (3)  Step Up Value (see description     (3)  Step Up Value (see description below)
                                                     below).
                                                                                                          or
                                                                                        (4)  Roll Up Value (see description below).
-----------------------------------------------------------------------------------------------------------------------------------
                                                Plus:                                   Plus:
-----------------------------------------------------------------------------------------------------------------------------------
                                                Earnings Increase Death Benefit (see    Earnings Increase Death Benefit (see
                                                "Earnings Increase Death Benefit"       "Earnings Increase Death Benefit"
                                                section)                                section)
-----------------------------------------------------------------------------------------------------------------------------------

* In the calculation of the death benefit for each partial surrender, the proportionate reduction is equal to the amount of that partial surrender and any surrender charge and any market value adjustment divided by the Fund Value immediately before that partial surrender, multiplied by the Purchase Payments paid before that partial surrender. For certain Contracts purchased prior to July 22, 2003, the death benefit is the greater of: (1) The Fund Value less any outstanding debt on the date due proof of the Annuitant's death is received by the Company, or (2) The Purchase Payments paid, less any partial surrenders and their surrender charges minus any outstanding debt, and plus or minus any market value adjustment.


**   As of November 29, 2004, Option 3 was no longer available for new business.


28 Death benefit

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In general, on the death of an Owner who is not the Annuitant, amounts must be distributed from the Contract. (See "Provisions required by Section 72(s) of the Code" later in this prospectus.) We will impose applicable surrender charges. (See "Charges and deductions" later in this prospectus.)

STEP UP VALUE

On the first Contract Anniversary, the Step Up Value is equal to the Fund Value of the Contract. Thereafter, on each subsequent Contract Anniversary prior to the Annuitant's 81st birthday, the Step Up Value will be recalculated to equal the greater of:

(1)  the Fund Value on that Contract Anniversary; or

(2)  the Step Up Value most recently calculated

     o reduced proportionately* by any partial surrenders (includ ing surrender charges and any applicable market value adjustments assessed) since the last recalculation anniversary,

     o plus any Purchase Payments made since the last recalcula tion anniversary.

On each Contract Anniversary on or after the annuitant's 81st birthday, the Step Up Value shall be equal to the step up value on the Contract Anniversary preceding the annuitant's 81st birthday reduced proportionately by the same percentage that any partial surrenders (including surrender charges and any applicable market value adjustments assessed) reduced your Fund Value since that Contract Anniversary plus any Purchase Payments made since that Contract Anniversary.

The Step Up Value payable on death will be the Step Up Value on the Contract Anniversary immediately preceding the death of the Annuitant (or Secondary Annuitant, if any):

o reduced proportionately by any partial surrenders including surrender charges and any applicable market value adjustments assessed since that anniversary;

o    plus any Purchase Payments made since that Contract Anniversary; and

o    less any outstanding debt.

In no event will the Step Up Value payable on death exceed 200% of:

o the total Purchase Payments made reduced proportionately for each partial surrender (including surrender charges and any applicable market value adjustments assessed) and

o    less any outstanding debt.

ROLL UP VALUE

The Roll Up Value will be calculated as follows. On each Contract Anniversary prior to the Annuitant's 81st birthday, the Roll Up Value is the total of:

o Purchase Payments accumulated at an annual interest rate of 5% from the date of the Purchase Payment to the date due proof of the Annuitant's death is received by the Company but not beyond the most recent contract anniversary prior to the Annuitant's 81st birthday;

o plus any Purchase Payments made after the most recent Contract Anniversary prior to the Annuitant's 81st birthday but before the date due proof of death is received by the Company;

o less partial surrenders (including surrender charges and any applicable Market Value Adjustments) accumulated at an annual interest rate of 5% from the date of the partial surrender to the date due proof of the Annuitant's death is received by the Company but not beyond the most recent Contract Anniversary prior to the Annuitant's 81st birthday; and

o less any partial surrenders made after the most recent Contract Anniversary prior to the Annuitant's 81st birthday but before the date due proof of the Annuitant's death is received by the Company.

On each Contract Anniversary on or after the Annuitant's 81st birthday, the Roll Up Value shall be equal to the Roll Up Value on the Contract Anniversary preceding the Annuitant's 81st birthday

o less any partial surrenders (including surrender charges and Market Value Adjustments assessed) since that Contract Anniversary;

o    plus any Purchase Payments made since that Contract Anniversary.

The Roll Up Value payable on death will be the Roll Up Value on the Contract Anniversary immediately preceding the death of the Annuitant (or Secondary Annuitant, if any)

o less any partial surrenders (including surrender charges and any applicable market value adjustments assessed) since that Contract Anniversary;

o    plus any Purchase Payments made since that Contract Anniversary, and

o    less any outstanding debt.

In no event will the roll up value payable on death exceed 200% of:

o the total Purchase Payments made reduced proportionately by the same percentage that any partial surrenders (including surrender charges and any applicable Market Value Adjustments assessed) reduced your Fund Value and;

o    less any outstanding debt.


EARNINGS INCREASE DEATH BENEFIT


If Option 2 or Option 3 was selected, an additional death benefit, called the Earnings Increase Amount may be added to the applicable death benefit otherwise payable under the Contract. The amount of the Earnings Increase Amount depends upon the age of the Annuitant on the Contract's Effective Date.


If the Annuitant was age 69 or younger on the Contract's Effective Date, the Earnings Increase Amount is equal to 40% of the lesser of:

----------------------
* In the calculations of Step Up Value, for each partial surrender, the proportion ate reduction percentage is equal to the amount of that partial surrender divided by the Fund Value immediately before the partial surrender.

                                                              Death benefit   29

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(1)  Net Purchase Payments; or

(2)  Fund Value minus Purchase Payments.

If the Annuitant was age 70 or older on the Contract's Effective Date, the Earnings Increase Amount is equal to 25% of the lesser of:

(1)  Net Purchase Payments; or

(2)  Fund Value minus Purchase Payments.

The payments and values described in (1) and (2) above:

(a) do not include Purchase Payments made during the 12-month period immediately prior to the date due proof of death is received by the Company; and

(b) reflect any partial surrenders made including any applicable Market Value Adjustment and any surrender charge, and are reduced by any outstanding debt.

The Earnings Increase Amount is calculated as of the date due proof of death of the Annuitant (or Secondary Annuitant) prior to the annuity starting date is received by the Company.

There are important things you should consider before you select the earnings increase death benefit. These include:

o The earnings increase death benefit does not guarantee that any amount will be added to your death benefit when payable. You bear the investment risk of investing in the subaccounts. Market declines may cause your Fund Value to be less than your Net Purchase Payments. In that event, we will not pay any amount under the Earnings Increase Death Benefit.

o Once you select the Earnings Increase Death Benefit, you cannot cancel it. This means that regardless of any changes in your circumstances, or even if the investment performance of the portfolios is such that the resulting basic death benefit would be sufficient to meet your needs, we will continue to assess the Earnings Increase Death Benefit charges.

o Please take advantage of the guidance of a qualified financial adviser in evaluating the Earnings Increase Death Benefit option, as well as the other aspects of the Contract.

ELECTION AND EFFECTIVE DATE OF ELECTION

The Owner may elect to have the death benefit of the Contract applied under one of four settlement options to effect an annuity for the Beneficiary as payee after the death of the Annuitant. The election must take place:

(1)  during the lifetime of the Annuitant, and

(2)  before the annuity payments start.

If no election of a settlement option for the death benefit is in effect on the date when proceeds become payable, the Beneficiary may elect:

(1)  to receive the death benefit in the form of a lump sum payment; or

(2)  to have the death benefit applied under one of the settlement options.

(See "Settlement options".) If an election by the payee is not received by the Company within one month following the date proceeds become payable, the payee will be considered to have elected a lump sum payment. Either election described above may be made by filing a written election with the Company in such form as it may require. Any proper election of a method of settlement of the death benefit by the Owner will become effective on the date it is signed. However, any election will be subject to any payment made or action taken by the Company before receipt of the notice at the Company's Operations Center.

Settlement option availability may be restricted by the terms of any applicable retirement plan and any applicable legislation for any limitations or restrictions on the election of a method of settlement and payment of the death benefit.


PAYMENT OF DEATH BENEFIT PROCEEDS

If the death benefit proceeds are to be paid in cash to the Beneficiary, payment will be made within seven (7) days of the date due proof of death of the Annuitant is received.

The Company may be permitted to postpone such payment from amounts payable from MONY America Variable Account A under the 1940 Act. If the death benefit is to be paid in one sum to the successor Beneficiary, or to the estate of the deceased Annuitant, payment will be made within seven (7) days of the date due proof of the death of the Annuitant and the Beneficiary is received by the Company. Unless another election is made, the death benefit proceeds will be transferred to an interest bearing checking account. The Beneficiary may make partial or full withdrawals from such account through a checkbook provided to the Beneficiary.

30  Death benefit

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9. Charges and deductions

--------------------------------------------------------------------------------

The following table summarizes the charges and deductions under the Contract:

------------------------------------------------------------------------------------------------------------------------------------
                                                  Deductions from Purchase Payments
------------------------------------------------------------------------------------------------------------------------------------
Tax charge                                                   Range for State and local premium tax -- 0% to 3.50%(1).
                                                             Federal -- Currently 0%
                                                             (Company reserves the right to charge in the future.)
------------------------------------------------------------------------------------------------------------------------------------
                                        Daily Deductions from MONY America Variable Account A
------------------------------------------------------------------------------------------------------------------------------------
Mortality & expense risk charge                              Option 1
  Annual Rate deducted daily from average daily net assets   Maximum daily rate -- 0.003836%
Option 1 -- Current annual rate is 1.20%.                    Maximum annual rate -- 1.40%
                                                             -----------------------------------------------------------------------
                                                             Option 2
                                                             Maximum daily rate -- 0.005342%
Option 2 -- Current annual rate is 1.70%.                    Maximum annual rate -- 1.95%
                                                             -----------------------------------------------------------------------
                                                             Option 3(2)
                                                             Maximum daily rate -- 0.007671%
Option 3 -- Current annual rate is 2.35%.                    Maximum annual rate -- 2.80%
------------------------------------------------------------------------------------------------------------------------------------
                                                     Deductions from Fund Value
------------------------------------------------------------------------------------------------------------------------------------
Annual contract charge                                       Maximum annual contract charge
Option 1 -- Current charge is $30.                           Option 1 -- The annual contract charge may be increased to a maxi-
                                                             mum of $50 on 30 days written notice.
Option 2 -- Current charge is $0.                            Option 2 -- The annual contract charge may be increased to a maxi-
                                                             mum of $50 on 30 days written notice.
Option 3(2) -- Current charge is $0.                         Option 3(2) -- The annual contract charge may be increased to a maximum of $50 on 30 days written notice.
------------------------------------------------------------------------------------------------------------------------------------
Transaction and other charges                                Maximum Transaction and Other Charges

Transfer charge
Option 1 -- Current charge is $0.                            Option 1 -- The Company has reserved the right to impose a charge for each transfer which will not exceed $25.
Option 2 -- Current charge is $0.                            Option 2 -- The Company has reserved the right to impose a charge for each transfer which will not exceed $25.
Option 3(2) -- Current charge is $0.                         Option 3(2) -- The Company has reserved the right to impose a charge for each transfer which will not exceed $25.
------------------------------------------------------------------------------------------------------------------------------------
Surrender charge
  Grades from 7% to 0% of Fund Value surrendered based on a  See grading schedule and "Charges and deductions -- Charges
  schedule                                                   against fund value" for details of how it is computed.
------------------------------------------------------------------------------------------------------------------------------------
Loan interest spread                                         2.50%
------------------------------------------------------------------------------------------------------------------------------------

(1)  Company currently assumes responsibility; current charge to Owner 0%.


(2)  As of November 29, 2004, Option 3 was no longer available for new business.


The following provides additional details of the charges and deductions under the Contract.

Please note that the amount of the charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use such profits for any corporate purpose, including the payment of sales expenses.

                                                       Charges and deductions 31

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DEDUCTIONS FROM PURCHASE PAYMENTS

Deductions may be made from Purchase Payments for a charge for state and local premium or similar taxes prior to allocation of any Net Purchase Payment among the subaccounts. Currently, the Company makes no deduction, but may do so with respect to future Purchase Payments. If the Company is going to make deductions for such tax from future Purchase Payments, it will give notice to each affected Owner.


CHARGES AGAINST FUND VALUE

DAILY DEDUCTION FROM MONY AMERICA VARIABLE ACCOUNT A

MORTALITY AND EXPENSE RISK CHARGE. The Company assumes mortality and expense risks. A charge for assuming such risks is deducted daily from the net assets of MONY America Variable Account A. The charge varies based on the benefit option package selected.

Option 1 -- For Option 1, the daily mortality and expense risk charge from MONY America Variable Account A is deducted at a current daily rate equivalent to an annual rate of 1.20% from the value of the net assets of MONY America Variable Account A. The rate is guaranteed not to exceed a daily rate equivalent to an annual rate of 1.40% from the value of the net assets of MONY America Variable Account A. The mortality and expense risk charge is deducted from MONY America Variable Account A, and therefore the subaccounts, on each Business Day. Where the previous day (or days) was not a Business Day, the deduction currently on the next Business Day will be 0.003288% (guaranteed not to exceed 0.003836%) multiplied by the number of days since the last Business Day.

Option 2 -- For Option 2, the daily mortality and expense risk charge from MONY America Variable Account A is deducted at a current daily rate equivalent to an annual rate of 1.70% from the value of the net assets of MONY America Variable Account A. The rate is guaranteed not to exceed a daily rate equivalent to an annual rate of 1.95% from the value of the net assets of MONY America Variable Account A. The mortality and expense risk charge is deducted from MONY America Variable Account A, and therefore the subaccounts, on each Business Day. Where the previous day (or days) was not a Business Day, the deduction currently on the next Business Day will be 0.004658% (guaranteed not to exceed 0.005342%) multiplied by the number of days since the last Business Day.

Option 3 -- For Option 3, the daily mortality and expense risk charge from MONY America Variable Account A is deducted at a current daily rate equivalent to an annual rate of 2.35% from the value of the net assets of MONY America Variable Account A. The rate is guaranteed not to exceed a daily rate equivalent to an annual rate of 2.80% from the value of the net assets of MONY America Variable Account A. The mortality and expense risk charge is deducted from MONY America Variable Account A, and therefore the subaccounts, on each Business Day. Where the previous day (or days) was not a Business Day, the deduction currently on the next Business Day will be 0.006438% (guaranteed not to exceed 0.007671%) multiplied by the number of days since the last Business Day.

The mortality risk assumed by the Company is that Annuitants may live for a longer time than projected. If that occurs, an aggregate amount of annuity benefits greater than that projected will be payable. In making this projection, the Company has used the mortality rates from the 1983 Table "a" (discrete functions without projections for future mortality), with 3.50% interest. In addition, the Company also assumes risk in connection with the Step-Up Value, Roll-Up Value and Earnings Increase Death Benefit. The expense risk assumed is that expenses incurred in issuing and administering the Contracts will exceed the expense charges provided in the Contracts.

Mortality and expense risk charges which may be assessed under Contracts will not be assessed against any allocation to the Guaranteed Interest Account with Market Value Adjustment. Such charges apply only to the Fund Value allocated to the Subaccounts.

If the amount of the mortality and expense risk charge exceeds the amount needed, the excess will be kept by the Company in its General Account. If the amount of the charge is inadequate, the Company will pay the difference out of its General Account.


DEDUCTIONS FROM FUND VALUE

ANNUAL CONTRACT CHARGE. The Company has primary responsibility for the administration of the Contract and MONY America Variable Account A. An annual contract charge helps to reimburse the Company for administrative expenses related to the maintenance of the Contract. Ordinary administrative expenses expected to be incurred include premium collection, recordkeeping, processing death benefit claims and surrenders, preparing and mailing reports, and overhead costs. In addition, the Company expects to incur certain additional administrative expenses in connection with the issuance of the Contract, including the review of applications and the establishment of Contract records.


The Company intends to administer the Contract itself through an arrangement whereby it may buy some administrative services from AXA Equitable and such other sources as may be available.

The current amount of the annual contract charge depends upon the benefit option package selected.


--------------------------------------------------------------------------------
                       Annual Contract Charge
--------------------------------------------------------------------------------
        Option 1                Option 2                 Option 3
--------------------------------------------------------------------------------
Current charge is            Current Charge is       Current Charge is
$30.                         $ 0.                    $ 0.
--------------------------------------------------------------------------------
The annual con-              The annual con-         The annual con-
tract charge may             tract charge may        tract charge may
be increased to a            be increased to a       be increased to a
maximum of $50.              maximum of $50.         maximum of $50.
--------------------------------------------------------------------------------

The Owner will receive a written notice 30 days in advance of any change in the charge. Any applicable charge will be assessed once per year on the Contract Anniversary, starting on the first Contract Anniversary.

If applicable, the annual contract charge is deducted from the Fund Value on each Contract Anniversary before the date annuity payments start.

The amount of the charge will be allocated against the Guaranteed Interest Account with Market Value Adjustment and each subaccount of MONY America Variable Account A in the same proportion that the

32  Charges and deductions

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Fund Value in those accounts bears to the Fund Value of the Contract. The
Company does not expect to make any profit from the Annual Contract Charge.

TRANSFER CHARGE. Contract value may be transferred among the subaccounts or to or from the Guaranteed Interest Account with Market Value Adjustment and one or more of the subaccounts (including transfers made by telephone, facsimile or via the web, if permitted by the Company). Although we currently do not charge for transfers, the Company reserves the right to impose a transfer charge for each transfer instructed by the Owner. The transfer charge compensates the Company for the costs of effecting the transfer. The transfer charge will not exceed $25. The Company does not expect to make a profit from the transfer charge. If imposed, the transfer charge will be deducted from the Contract's Fund Value held in the subaccount(s) or from the Guaranteed Interest Account with Market Value Adjustment from which the first transfer is made.

SURRENDER CHARGE. A contingent deferred sales charge (called a "Surrender Charge") will be imposed when a full or partial surrender is requested or at the start of annuity benefits if it is during the first eight years of the Contract.

The surrender charge will never exceed 7% of the total Fund Value. The surrender charge is intended to reimburse the Company for expenses incurred in distributing the Contract. To the extent such charge is insufficient to cover all distribution costs, the Company will make up the difference. The Company will use funds from its General Account, which may contain funds deducted from MONY America Variable Account A to cover mortality and expense risks borne by the Company. (See "Mortality and expense risk charge").

We impose a surrender charge when a full or partial surrender is made during the first eight Contract Years, except as provided below.

A surrender charge will not be imposed:

(1)  Against Fund Value surrendered after the eighth Contract Year.

(2) To the extent necessary to permit the Owner to obtain an amount equal to the free partial surrender amount (See "Free partial surrender amount").

(3) If the Contract is surrendered after the third Contract Year and the surrender proceeds are paid under either Settlement Option 3 or Settlement Option 3A (See "Settlement options"). The elimination of a surrender charge in this situation does not apply to Contracts issued in the State of Texas.

(4) Subject to approval within a state, if the Owner is confined in a Nursing Home and the following conditions are met:

     (a) At the time a request for a full or partial surrender is made, the Company receives proof the Owner is currently confined to a Nursing Home and has spent a period of 90 consecutive days in the Nursing Home;

     (b)  the confinement must have been prescribed by a physician;

     (c) the 90-day period must have started after the Contract's first anniversary; and

     (d)  the Annuitant is between ages 0-75 at the time the Contract is issued.

--------------------------------------------------------------------------------
NURSING HOME* -- A facility which

(a) is licensed by or legally operated in a state as a skilled or intermediate care facility;

(b) provides 24 hour per day nursing care under the supervision of a reg istered nurse to persons who do not require hospitalization but who do require care above the level of room and board with assistance;

(c)  is under the supervision of a physician; and

(d) maintains a daily clinical record of each patient in conformance with a plan of care.

A nursing home does not include a hospital or a facility licensed only to offer supervised or assisted room and board, rest care, care of the aged or treatment of alcoholism, drug addictions or mental or nervous disorders.

*The definition of Nursing Home may vary by state.
--------------------------------------------------------------------------------

In no event will the aggregate surrender charge exceed 7% of the Fund Value. Further, in no event will the surrender charges imposed, when added to any surrender charges previously paid on the Contract, exceed 9% of aggregate Purchase Payments made to date for the Contract.

The Owner may specify whether he/she wants the surrender charge to be deducted from the amount requested for surrender or the Fund Value remaining. If not specified or if the Fund Value remaining is not sufficient, then the surrender charge will be deducted from the amount requested for surrender. If it is specified that the surrender charge will come from the remaining Fund Value and it is sufficient, then the Company will determine the appropriate amount to be surrendered in order to pay the surrender charge. Any surrender charge will be allocated against the Guaranteed Interest Account with Market Value Adjustment and each subaccount of MONY America Variable Account A in the same proportion that the amount of the partial surrender allocated against those accounts bears to the total amount of the partial surrender.

If any surrender from the Guaranteed Interest Account with Market Value Adjustment occurs prior to the Maturity Date for any particular Accumulation Period elected by the Owner, the amount surrendered will be subject to a Market Value Adjustment in addition to Surrender Charges.

No surrender charge will be deducted from death benefits except as described in "Death benefit".

If an existing The MONYMaster variable annuity contract issued by MONY Life Insurance Company of America is exchanged for this Contract, a separate effective date will be assigned to the Contract by endorsement for purposes of determining the amount of any Surrender Charge. The surrender charge effective date of this Contract with the endorsement will be the effective date of the existing The MONYMaster variable annuity contract. Your agent can provide further details. We reserve the right to disallow exchanges at any time.

AMOUNT OF SURRENDER CHARGE. The amount of the surrender charge is equal to a varying percentage of Fund Value during the first 8 Contract

                                                      Charges and deductions  33

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Years. The surrender charge is determined by multiplying the surrender charge percentage for the Contract Year by the amount of Fund Value requested as follows:


--------------------------------------------------------------------------------
                        Surrender Charge Percentage Table
--------------------------------------------------------------------------------
   # of Contract Anniversaries           Surrender Charge (as a % of
      Since Effective Date               Fund Value surrendered)
--------------------------------------------------------------------------------
               0                                     7%
--------------------------------------------------------------------------------
               1                                     7
--------------------------------------------------------------------------------
               2                                     6
--------------------------------------------------------------------------------
               3                                     6
--------------------------------------------------------------------------------
               4                                     5
--------------------------------------------------------------------------------
               5                                     4
--------------------------------------------------------------------------------
               6                                     3
--------------------------------------------------------------------------------
               7                                     2
--------------------------------------------------------------------------------
          8 (or more)                                0
--------------------------------------------------------------------------------

The amount of the surrender charge is in addition to any applicable Market Value Adjustment that may be made if the surrender is made from Fund Value in the Guaranteed Interest Account with Market Value Adjustment. (See "Guaranteed Interest Account with Market Value Adjustment -- Surrenders" and the prospectus for the Guaranteed Interest Account with Market Value Adjustment which accompanies this prospectus for further details.)

FREE PARTIAL SURRENDER AMOUNT. The surrender charge may be reduced by using the free partial surrender amount provided for in the Contract. The surrender charge will not be deducted in the following circumstances:

(1) For Qualified Contracts, (other than contracts issued for IRA and SEP-IRA), an amount each Contract Year up to the greater of:

     (a)  $10,000 (but not more than the Contract's Fund Value), or

     (b) 10% of the Contract's Fund Value at the beginning of the Contract Year (except if the surrender is requested during the first Contract Year, then 10% of the Contract's Fund Value at the time the first surrender is requested).

(2) For Non-Qualified Contracts (and contracts issued for IRA and SEP-IRA), an amount up to 10% of the Contract's Fund Value at the beginning of the Contract Year (except if the surrender is requested during the first Contract Year, then 10% of the Contract's Fund Value at the time the first surrender is requested) may be received in each Contract Year without a surrender charge.

Free partial surrenders may only be made to the extent Cash Value in the subaccounts and/or Guaranteed Interest Account is available. For example, the Fund Value in the MONY America Variable Account A could decrease (due to unfavorable investment experience) after part of the 10% was withdrawn. In that case it is possible that there may not be enough Cash Value to provide the remaining part of the 10% free partial surrender amount.

Contract Fund Value here means the Fund Value in the subaccounts (and the Guaranteed Interest Account with Market Value Adjustment not the loan account). This reduction of surrender charge does not affect any applicable Market Value Adjustment that may be made if the surrender is made from Fund Value in the Guaranteed Interest Account with Market Value Adjustment. (See "Guaranteed Interest Account with Market Value Adjustment -- Surrenders" and the prospectus for the Guaranteed Interest Account with Market Value Adjustment which accompanies this prospectus for further details.)

TAXES

Currently, no charge will be made against MONY America Variable Account A for federal income taxes. However, the Company may make such a charge in the future if income or gains within MONY America Variable Account A will incur any federal income tax liability. Charges for other taxes, if any, attributable to MONY America Variable Account A may also be made. (See "Federal tax status".)

INVESTMENT ADVISORY AND OTHER FEES

Each portfolio in which MONY America Variable Account A invests incurs certain fees and charges. To pay for these fees and charges, the portfolio makes deductions from its assets. Certain portfolios available under the Contract in turn invest in shares of other portfolios of AXA Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. The portfolio expenses are described more fully in each Fund prospectus.

We sell the Contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the Contracts. You do not directly pay these commissions, we do. We intend to recover commissions, marketing, administrative and other expenses and cost of Contract benefits through the fees and charges imposed under the Contracts. (See "Distribution of the Contracts" for more information.)

34  Charges and deductions

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10. Annuity provisions

--------------------------------------------------------------------------------

ANNUITY PAYMENTS

Annuity payments under a Contract will begin on the date that is selected by the Owner when the Contract is applied for. The date chosen for the start of annuity payments may be:

(1)  no earlier than the 10th Contract Anniversary, and

(2)  no later than the Contract Anniversary after the Annuitant's 95th birthday.

The minimum number of years from the Effective Date to the start of annuity payments is 10. While the Annuitant is living, the date when annuity payments start may be:

(1)  Advanced to a date that is not earlier than the 10th Contract Anniversary.

(2)  Deferred from time to time by the Owner by written notice to the Company.

The date when annuity payments start will be advanced or deferred if:

(1) Notice of the advance or deferral is received by the Company prior to the current date for the start of annuity payments.

(2) The new start date for annuity payments is a date which is not later than the Contract Anniversary after the Annuitant's 95th birthday.

The change will be effective as of the date we receive your written request at our Operations Center. You do not need to return the Contract for us to make the change unless we ask for it.

A particular retirement plan may contain other restrictions. For Contracts issued in connection with retirement plans, reference should be made to the terms of the particular retirement plan for any limitations or restrictions on when annuity payments start.

When annuity payments start, unless Settlement Option 3 or 3A is elected, the Contract's Cash Value, less any tax charge which may be imposed, will be applied to provide an annuity or any other option previously chosen by the owner and permitted by the Company. If Settlement Option 3 or 3A is elected, the Contract's Fund Value (less any state taxes imposed upon annuitization) will be applied to provide an annuity.

A supplementary contract will be issued. That contract will describe the terms of the settlement. No payments may be requested under the Contract's surrender provisions after annuity payments start. No surrender will be permitted except as may be available under the settlement option elected.


GUARANTEED MINIMUM ANNUITY PAYMENTS*

Under Option 3, guaranteed minimum annuity payments are available. If certain conditions are met, a guaranteed minimum value called the "Guaranteed Annuitization Value" may be used to provide annuity payments that are greater than the annuity payments that would be provided by the Fund Value described in the Contract.

The Guaranteed Annuitization Value is:

o    the sum of all Net Purchase Payments made, plus

o interest accumulated at an annual rate of 5% (interest is credited from the date we receive the Purchase Payment to the Contract Anniversary prior to the Annuitant's 81st birthday),

o reduced proportionately for each partial surrender including any surrender charges and Market Value Adjustments, if applicable.

The Guaranteed Annuitization Value provides annuity payments based on the 1983 Table "a", Projection Scale "G" with 3% interest.

In no event can the Guaranteed Annuitization Value exceed 200% of:

o the Net Purchase Payments made reduced proportionately for each partial surrender, including any surrender charges and any Market Value Adjustments, if applicable, and

o    less any outstanding debt.

To apply the Guaranteed Annuitization Value to provide annuity payments, the following conditions must be met:

(1)  The Contract must have been in force for at least 7 years.

(2)  The Annuitant must have attained age 60.

(3) The annuitization must be elected within 30 days after a Contract anniversary.

(4)  Settlement Option 3 or 3A must be elected. (See "Settlement Options").

(5) The entire amount of Guaranteed Annuitization Value must be used to provide annuity payments.

Once annuity payments provided by the Guaranteed Annuitization Value begin, no withdrawals may be made.

The availability of guaranteed minimum annuity payments under Option 3 or 3A, does not limit the Owner's right to start annuity payments using the Contract's Cash Value or the Contract's Fund Value, as applicable, at any other time as permitted under the Contract.


ELECTION AND CHANGE OF SETTLEMENT OPTION

Instead of being paid in a single sum, you may elect to receive any death or surrender proceeds from the Contract in the form of a settlement option. During the lifetime of the Annuitant and prior to the start of annuity payments, the Owner may elect

o    one or more of the settlement options described below, or

----------------------
* Guaranteed minimum annuity payments are not available under Contracts issued in the state of Washington.

                                                          Annuity provisions  35

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o    another settlement option as may be agreed to by the Company.

The Owner may also change any election while the Annuitant is living if written notice of the change is received by the Company at its Operations Center prior to the start of annuity payments. Depending upon when you purchased your Contract, if no election is in effect on the Annuity Starting Date, either Settlement Option 3 with a 10-year certain or a lump sum payment will be deemed to have been elected. For contracts issued in the State of Texas, if no election is in effect when annuity payments start, Settlement Option 3 with a period certain of 10 years will be considered to have been elected.

Settlement options may also be elected by the Owner or the Beneficiary as provided in the Death benefit and Surrender sections of this prospectus. (See "Death benefit" and "Surrenders".)

Where applicable, reference should be made to the terms of a particular retirement plan and any applicable legislation for any limitations or restrictions on the options that may be elected.


SETTLEMENT OPTIONS

Proceeds settled under the settlement options listed below or otherwise currently available will not participate in the investment experience of MONY America Variable Account A. Unless you elect Settlement Option 1, you cannot change settlement options once settlement payments begin.

SETTLEMENT OPTION 1 -- INTEREST INCOME: The Company holds the proceeds and credits interest earned on the proceeds at a rate (not less than 2.75% per year) set by the Company each year. This Option will continue until the earlier of the date the payee dies or the date you elect another settlement option. Under certain contracts, this option is not available if the Annuitant is the payee.

SETTLEMENT OPTION 2 -- INCOME FOR SPECIFIED PERIOD: Fixed monthly payments for a specified period of time, as elected. The payments may, at the Company's option, be increased by additional interest each year.

SETTLEMENT OPTION 3 -- SINGLE LIFE INCOME: Payments for the life of the payee and for a period certain. The period certain may be (a) 0 years, 10 years, or 20 years, or (b) the period required for the total income payments to equal the proceeds (refund period certain). The amount of the income will be determined by the Company on the date the proceeds become payable.

SETTLEMENT OPTION 3A -- JOINT LIFE INCOME: Payments during the joint lifetime of the payee and one other person, and during the lifetime of the survivor. The survivor's monthly income may be equal to either (a) the income payable during the joint lifetime or (b) two-thirds of that income, depending on the election made at the time of settlement. If the lesser (two-thirds) amount paid to the survivor is elected, the dollar amount payable while both persons are living will be larger than it would have been if the same amount paid to the survivor had been elected. If a person for whom this option is chosen dies before the first monthly payment is made, the survivor will receive proceeds instead under Settlement Option 3, with 10 years certain.

SETTLEMENT OPTION 4 -- INCOME OF SPECIFIED AMOUNT: Income, of an amount chosen, for as long as the proceeds and interest last. The amount chosen to be received as income in each year may not be less than 10 percent of the proceeds settled. Interest will be credited annually on the amount remaining unpaid at a rate determined annually by the Company. This rate will not be less than 2.75% per year.

The Contract contains annuity payment rates for Settlement Options 3 and 3A described in this Prospectus. The rates show, for each $1,000 applied, the dollar amount of the monthly fixed annuity payment, when this payment is based on minimum guaranteed interest as described in the Contract.

The annuity payment rates may vary according to the settlement option elected and the age of the payee. The mortality table used in determining the annuity payment rates for Settlement Options 3 and 3A is the 1983 Table "a" (discrete functions, without projections for future mortality), with 3.50% interest per year.

Under Settlement Option 3, if income based on the period certain elected is the same as the income provided by another available period or periods certain, the Company will consider the election to have been made of the longest period certain.

In Qualified Plans, settlement options available to Owners may be restricted by the terms of the plans.


FREQUENCY OF ANNUITY PAYMENTS

At the time the settlement option is chosen, the payee may request that it be paid:

o    Quarterly;

o    Semiannually; or

o    Annually

If the payee does not request a particular installment payment schedule, the payments will be made in monthly installments. However, if the net amount available to apply under any settlement option is less than $1,000, the Company has the right to pay such amount in one lump sum. In addition, if the payments provided for would be less than $25, the Company shall have the right to change the frequency of the payments to result in payments of at least $25.


ADDITIONAL PROVISIONS

The Company may require proof of the age of the Annuitant before making any life annuity payment under the Contract. If the Annuitant's age has been misstated, the amount payable will be the amount that would have been provided under the settlement option at the correct age. Once life income payments begin, any underpayments will be made up in one sum with the next annuity payment. Overpayments will be deducted from the future annuity payments until the total is repaid.


The Contract may be required to be returned upon any settlement. Prior to any settlement of a death claim, proof of the Annuitant's death must be submitted to the Company.


Where any benefits under the Contract are contingent upon the recipient's being alive on a given date, the Company requires proof satisfactory to it that such condition has been met.


36  Annuity provisions


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The Contracts described in this prospectus contain annuity payment rates that distinguish between men and women. On July 6, 1983, the Supreme Court held in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Because of this decision, the annuity payment rates that apply to Contracts purchased under an employment-related insurance or benefit program may in some cases not vary on the basis of the Annuitant's sex. Unisex rates to be provided by the Company will apply for Qualified Plans.

Employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII, generally and any comparable state laws that may apply, on any employment-related plan for which a Contract may be purchased.

The Contract is incontestable from its date of issue.


GUARANTEED INTEREST ACCOUNT AT ANNUITIZATION

On the Annuity Starting Date, the Contract's Cash Value, including the Cash Value of all Accumulation Periods of the Guaranteed Interest Account with Market Value Adjustment, will be applied to provide an annuity or any other option previously chosen by the Owner and permitted by the Company. No Market Value Adjustment will apply at annuitization if the owner elects Settlement Option 3 or 3A. For more information about annuitization and annuity options, please refer to the Contract.

                                                          Annuity provisions  37

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11. Other provisions

--------------------------------------------------------------------------------

OWNERSHIP

The Owner has all rights and may receive all benefits under the Contract. During the lifetime of the Annuitant (and Secondary Annuitant if one has been named), the Owner is the person so designated in the application, unless:

(1)  A change in Owner is requested, or

(2)  A Successor Owner becomes the Owner.

The Owner may name a Successor Owner or a new Owner at any time. If the Owner dies, the Successor Owner, if living, becomes the Owner. Any request for change must be:

(1)  Made in writing, and

(2)  Received at the Company.

The change will become effective as of the date the written request is signed. A new choice of Owner or Successor Owner will apply to any payment made or action taken by the Company after the request for the change is received. Owners should consult a competent tax adviser prior to changing Owners.

--------------------------------------------------------------------------------
SUCCESSOR OWNER -- The living person who, at the death of the Owner, becomes the new Owner.
--------------------------------------------------------------------------------

PROVISION REQUIRED BY SECTION 72(S) OF THE CODE


The interest under a Non-Qualified Contract must be distributed within five years after the Owner's death if:

(1)  The Owner dies before the start of annuity payments, and

(2) The Owner's spouse is not the Successor Owner as of the date of the Owner's death.

Satisfactory proof of death must be provided to the Company.

This provision shall not extend the term of the Contract beyond the date when death proceeds become payable.

The surrender proceeds may be paid over the life of the Successor Owner if:

(1)  The Successor Owner is the Beneficiary, and

(2)  The Successor Owner chooses that option.

Payments must begin no later than one year after the date of death. If the Successor Owner is a surviving spouse, then the surviving spouse will be treated as the new Owner of the Contract. Under such circumstances, it is not necessary to surrender the Contract.

If the Owner dies on or after annuity payments start, any remaining portion of the proceeds will be distributed using a method that is at least as quick as the one used as of the date of the Owner's death.

PROVISION REQUIRED BY SECTION 401(A)(9) OF THE CODE


Congress has enacted a limited suspension of account-based required minimum distribution withdrawals only for calendar year 2009. The suspension does not apply to annuity payments. The suspension does not affect the determination of the required beginning date. Neither lifetime nor post-death required minimum distributions need to be made during 2009.

The entire interest of a Qualified Plan participant in the Contract generally will begin to be distributed no later than the required beginning date. For this purpose "Qualified Plans" include those intended to qualify under Sections 401 and 408 of the Code. Distribution will occur either by or beginning not later than April 1st of the calendar year following the calendar year the Qualified Plan Participant attains age 70-1/2. The interest is distributed:


(1)  Over the life of such Participant, or

(2)  The lives of such Participant and designated Beneficiary.

If (i) required minimum distributions have begun, and (ii) the Participant dies before the Owner's entire interest has been distributed to him/her, the remaining distributions will be made using a method that is at least as rapid as that used as of the date of the Participant's death. The Contract generally will be surrendered as of the Participant's death if:

(1)  The Participant dies before the start of such distributions, and

(2)  There is no designated Beneficiary.


The surrender proceeds generally must be distributed within 5 years after the date of death. But, the surrender proceeds may be paid over the life of any designated Beneficiary at his/her option. In such case, distributions will begin not later than one year after the December 31st following the Participant's death. If the designated Beneficiary is the surviving spouse of the Participant, distributions will begin not earlier than the December 31st following the date on which the participant would have attained age 70-1/2. If the surviving spouse dies before distributions to him/her begin, the provisions of this paragraph shall be applied as if the surviving spouse were the Participant. If the Qualified Plan is an IRA under Section 408 of the Code, the surviving spouse may elect to forgo distribution and treat the IRA as his/her own plan. Although the lifetime required minimum distribution rules do not apply to Roth IRAs under Section 408A of the Code, the post-death distribution rules apply.


It is the Owner's responsibility to assure that distribution rules imposed by the Code will be met. The Owner should consider the effect of recent revisions to the distribution rules which could increase the minimum distribution amount required from annuity contracts funding Qualified Plans where certain additional benefits are purchased under the Contract. For this purpose additional annuity contract benefits may include, but are not limited to, guaranteed minimum income benefits and enhanced death benefits. The Owner may want to consult a tax advisor concerning the potential application of these complex rules before purchasing this annuity Contract or purchasing additional features under this annuity Contract.

38  Other provisions

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SECONDARY ANNUITANT

Except where the Contract is issued in connection with a Qualified Plan, a Secondary Annuitant may be designated by the Owner. Such designation may be made only once before annuitization, either:

(1)  In the application for the Contract, or

(2) After the Contract is issued, by written notice to the Company at its Operations Center.

You cannot change the Secondary Annuitant, but you can delete the Secondary Annuitant. The Secondary Annuitant may be deleted by written notice to the Company at its Operations Center. A designation or deletion of a Secondary Annuitant will take effect as of the date the written election was signed. The Company, however, must first accept and record the change at its Operations Center. The change will be subject to:

(1)  Any payment made by the Company, or

(2) Action taken by the Company before the receipt of the notice at the Company's Operations Center.

The Secondary Annuitant will be deleted from the Contract automatically by the Company as of the Contract Anniversary following the Secondary Annuitant's 95th birthday.

On the death of the Annuitant, the Secondary Annuitant will become the Annuitant, under the following conditions:

(1) The death of the Annuitant must have occurred before the Annu ity Starting Date;

(2)  The Secondary Annuitant is living on the date of the Annuitant's death;

(3) If the Annuitant was the Owner on the date of death, the Succes sor Owner must have been the Annuitant's spouse; and

(4) If the date annuity payments start is later than the Contract Anni versary nearest the Secondary Annuitant's 95th birthday, the date annuity payments start will be automatically advanced to that Contract Anniversary.

EFFECT OF SECONDARY ANNUITANT'S BECOMING THE ANNUITANT. If the Secondary Annuitant becomes the Annuitant, the Death Benefit proceeds will be paid to the Beneficiary only on the death of the Secondary Annuitant. If the Secondary Annuitant was the Beneficiary on the Annuitant's death, the Beneficiary will be automatically changed to the person who was the successor Beneficiary on the date of death. If there was no successor Beneficiary, then the Secondary Annuitant's executors or administrators, unless the Owner directed otherwise, will become the Beneficiary. All other rights and benefits under the Contract will continue in effect during the lifetime of the Secondary Annuitant as if the Secondary Annuitant were the Annuitant.


ASSIGNMENT

The Owner may assign the Contract. However, the Company will not be bound by any assignment until the assignment (or a copy) is received by the Company at its Operations Center. The Company is not responsible for determining the validity or effect of any assignment. The Company shall not be liable for any payment or other settlement made by the Company before receipt of the assignment.

If the Contract is issued under certain retirement plans, then it may not be assigned, pledged or otherwise transferred except under conditions allowed under applicable law.

Because an assignment may be a taxable event, an Owner should consult a competent tax advisor before assigning the Contract.


CHANGE OF BENEFICIARY

So long as the Annuitant is living, the Owner may change the Beneficiary or successor Beneficiary. A change is made by submitting a written request to the Company at its Operations Center. The form of the request must be acceptable to the Company. The Contract need not be returned unless requested by the Company. The change will take effect as of the date the request is signed. The Company will not, however, be liable for any payment made or action taken before receipt of the request at its Operations Center.


SUBSTITUTION OF SECURITIES

The Company may substitute shares of another mutual fund for shares of the Funds already purchased or to be purchased in the future by Contract Purchase Payments if:

(1) The shares of any portfolio of the Funds is no longer available for investment by MONY America Variable Account A, or

(2) In the judgment of the Company's Board of Directors, further investment in shares of one or more of the portfolios of the Funds is inappropriate based on the purposes of the Contract.

The new portfolios may have higher fees and charges than the ones they replaced, and not all portfolios may be available to all classes of contracts. We will notify you before we substitute securities in any subaccount, and, to the extent required by law, we will obtain prior approval from the Securities and Exchange Commission and the Arizona Insurance Department. We also will obtain any other required approvals. (See "Who is MONY Life Insurance Company of America -- MONY America Variable Account A" for more information about changes we may make to the subaccounts).


CHANGES TO CONTRACTS

The Company reserves the right, subject to compliance with laws that apply, to unilaterally change your Contract in order to comply with any applicable laws and regulations, including but not limited to changes in the Internal Revenue Code, in Treasury regulations or in published rulings of the Internal Revenue Service, ERISA and in Department of Labor regulations.

Any change in the Contract must be in writing and made by our authorized officer. We will provide notice of any contract change.


CHANGE IN OPERATION OF MONY AMERICA VARIABLE ACCOUNT A

To the extent permitted by applicable law, MONY America Variable Account A (i) may be operated as a management company under the 1940 Act,(ii) may be deregistered under the 1940 Act in the event the

                                                            Other provisions  39

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registration is no longer required, or (iii) may be combined with any of our other MONY America separate accounts.

Deregistration of MONY America Variable Account A requires an order by the Securities and Exchange Commission. If there is a change in the operation of MONY America Variable Account A under this provision, the Company may make appropriate endorsement to the Contract to reflect the change and take such other action as may be necessary and appropriate to effect the change.

40  Other provisions

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12. Voting rights

--------------------------------------------------------------------------------

All of the assets held in the subaccounts of MONY America Variable Account A will be invested in shares of the designated portfolios of the Funds. The Company is the legal holder of these shares.

To the extent required by law, the Company will vote the shares of each of the Funds held in MONY America Variable Account A (whether or not attributable to Owners).

We will determine the number of votes which you have the right to cast by applying your percentage interest in a subaccount to the total number of votes attributable to that subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote portfolio shares of a class held in a subaccount for which we received no timely instructions in proportion to the voting instructions which we received for all contracts participating in that subaccount. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

Whenever a Fund calls a shareholders meeting, each person having a voting interest in a subaccount will receive proxy voting material, reports, and other materials relating to the relevant portfolio. Since each Fund may engage in shared funding, other persons or entities besides the Company may vote Fund shares.

                                                               Voting rights  41

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13. Distribution of the Contracts

--------------------------------------------------------------------------------

The Contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of the securities issued with respect to MONY America Variable Account A.+ The offering of the Contracts is intended to be continuous.

AXA Advisors, and AXA Distributors are affiliates of the Company and are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. Both broker-dealers also act as distributors for other of the Company's life and annuity products. As of June 6, 2005, registered representatives of MONY Securities Corporation became registered representatives of AXA Advisors.

The Contracts are sold by financial professionals of AXA Advisors and its affiliates. The Contracts are also sold by financial professionals of both affiliated and unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

The Company pays sales compensation to both Distributors. In general, the Distributors will pay all or a portion of the sales compensation they receive from the Company to individual financial professionals or Selling broker-dealers. Selling broker-dealers will, in turn, pay all or a portion of the compensation they receive from the Distributors to individual financial professionals as commissions related to the sale of the Contracts.

Sales compensation paid by the Company to the Distributors will generally not exceed 6.50% of the total Purchase Payments made under the Contracts, plus, starting in the second Contract Year, up to 0.25% of the Fund Value of the Contracts. The Distributors, in turn, may pay their financial professionals and/or Selling broker-dealers either all or a portion of the sales compensation that they receive. The sales compensation paid by the Distributors varies among financial professionals and among Selling broker-dealers.

The Distributors may pay certain affiliated and/or unaffiliated Selling broker-dealers and other financial intermediaries additional compensation in recognition of certain expenses that may be incurred by them or on their behalf. The Distributors may also pay certain broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of the Company and/or its products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conferences; and/or other support services, including some that may benefit the contract owner. Payments may be based on the amount of assets or Purchase Payments attributable to Contracts sold through a Selling broker-dealer or such payments may be a fixed amount. The Distributors may also make fixed payments to Selling broker-dealers in connection with the initiation of a new relationship or the introduction of a new product. These payments may serve as an incentive for Selling broker-dealers to promote the sale of the Company's products. Additionally, as an incentive for financial professionals of Selling broker-dealers to promote the sale of particular products, the Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). Marketing allowances and sales incentives are made out of the Distributors' assets. Not all Selling broker-dealers receive these kinds of payments. For more information about any such arrangements, ask your financial professional.

The Distributors receive 12b-1 fees from certain portfolios for providing certain distribution and/or shareholder support services. The Distributors or their affiliates may also receive payments from the advisers of the portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the Contracts and/or the advisers' respective portfolios. In connection with portfolios offered through unaffiliated insurance trusts, the Distributors or their affiliates may also receive other payments from the advisers of the portfolios or their affiliates for providing distribution, administrative and/or shareholder support services.

In an effort to promote the sale of the Company's products, AXA Advisors may provide its financial professionals and managerial personnel with a higher percentage of sales commissions and/or cash compensation for the sale of an affiliated variable product than it would the sale of an unaffiliated product. Such practice is known as providing "differential compensation." In addition, managerial personnel may receive expense reimbursements, marketing allowances and commission-based payments known as "overrides." Certain components of the compensation of financial professionals who are managers are based on the sale of affiliated variable products. Managers earn higher compensation (and credits toward awards and bonuses) if those they manage sell more affiliated variable products. AXA Advisors may provide other forms of compensation to its financial professionals including health and retirement benefits. For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of our affiliated products.

These payments and differential compensation (together, the "payments") can vary in amount based on the applicable product and/or entity or individual involved. As with any incentive, such payments may cause the financial professional to show preference in recommending the purchase or sale of the Company's products. However, under applicable rules of the FINRA, AXA Advisors may only recommend to you products that they reasonably believe are suitable for you based on

----------------------
+ Prior to June 6, 2005, MONY Securities Corporation served as both the distributor and principal underwriter of the Contracts.

42  Distribution of the Contracts


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facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category.

In addition, AXA Advisors may offer sales incentive programs to financial professionals who meet specified production levels for the sale of both affiliated and unaffiliated products, which provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid educational seminars and merchandise.

Although the Company takes all of its costs into account in establishing the level of fees and expenses in its products, any sales compensation paid by the Company to the Distributors will not result in any separate charge to you under your Contract. All payments made will be in compliance with all applicable FINRA rules and other laws and regulations.

                                               Distribution of the Contracts  43

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14. Federal tax status

--------------------------------------------------------------------------------

INTRODUCTION

The Contract described in this prospectus is designed for use in connection with Qualified Plans and on a nonqualified basis. The ultimate effect of federal income taxes on:

o    the value of the Contract's Fund Value,

o    annuity payments,

o    death benefit, and

o    economic benefit to the Owner, Annuitant, and the Beneficiary may depend upon

o    the type of retirement plan for which the Contract is purchased, and

o    the tax and employment status of the individual concerned.

The following discussion of the treatment of the Contract and of the Company under the federal income tax laws is general in nature. The discussion is based on the Company's understanding of current federal income tax laws, and is not intended as tax advice. These federal income tax laws may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider proposals in the future to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted. Any person considering the purchase of a contract should consult a qualified tax adviser. Additional information on the treatment of the Contract under federal income tax laws is contained in the Statement of Additional Information. The Company does not make any guarantee regarding any tax status, federal, state, or local, of any contract or any transaction involving the Contract.


TAXATION OF ANNUITIES IN GENERAL

The Contract described in this prospectus is designed for use in connection with Qualified Plans and on a nonqualified basis. All or a portion of the contributions to such plans will be used to make Purchase Payments under the Contract. In general, contributions to Qualified Plans and income earned on contributions to all plans are tax-deferred until distributed to plan participants or their beneficiaries. Such tax deferral is not, however, available for Non-Qualified Contracts if the Owner is other than a natural person unless the contract is held as an agent for a natural person. Annuity payments made under a contract are generally taxable to the Annuitant as ordinary income except to the extent of:

o    participant after-tax contributions (in the case of Qualified Plans), or

o    owner contributions (in the case of Non-Qualified Contracts).

Owners, Annuitants, and Beneficiaries should seek advice from their own tax advisers about the tax consequences of distributions, withdrawals and payments under Non-Qualified Contracts and under any Qualified Plan in connection with which the Contract is purchased. For Qualified Contracts, among other things individuals should discuss with their tax advisers are the "required minimum distribution rules" which generally require distributions to be made after age 70-1/2 and after death, including requirements applicable to the calculation of such required distributions from annuity contracts funding Qualified Plans.

Federal tax law imposes requirements for determining the amount includable in gross income with respect to distributions not received as an annuity. Distributions include, but are not limited to, transfers, including gratuitous transfers, and pledges of the contract are treated the same as distributions. Distributions from all annuity contracts issued during any calendar year by the same company (or an affiliate) to the Owner (other than those issued to qualified retirement plans) in the same year will be treated as distributed from one annuity contract. The IRS is given power to prescribe additional rules to prevent avoidance of this rule through serial purchases of contracts or otherwise. None of these rules affects Qualified Plans.

The Company will withhold and remit to the United States Government and, where applicable, to state and local governments, part of the taxable portion of each distribution made under a contract unless the Owner or Annuitant:

(1)  Provides his or her taxpayer identification number to the Com pany, and

(2)  Notifies the Company that he or she chooses not to have amounts withheld.


Distributions of plan benefits from qualified retirement plans, other than traditional individual retirement arrangements ("traditional IRAs"), generally will be subject to mandatory federal income tax withholding unless they are:


(1) Part of a series of substantially equal periodic payments (at least annually) for:

     (a)  the participant's life or life expectancy,

     (b) the joint lives or life expectancies of the participant and his/her beneficiary,

     (c)  or a period certain of not less than 10 years;


(2)  Required minimum distributions (suspended for calendar year 2009 only); or


(3)  Qualifying hardship distributions.

The withholding can be avoided if the participant's interest is directly rolled over by the old plan to another eligible traditional retirement

44  Federal tax status

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plan, including an IRA. A direct rollover to the new plan can be made only in accordance with the terms of the old plan.

Under the generation skipping transfer tax, the Company may be liable for payment of this tax under certain circumstances. In the event that the Company determines that such liability exists, an amount necessary to pay the generation skipping transfer tax may be subtracted from the death benefit proceeds.


RETIREMENT PLANS

Aside from Contracts purchased on a non-qualified basis, the Contract described in this prospectus currently is designed for use with the following types of retirement plans:

(1) Pension and Profit Sharing Plans established by business employ ers and certain associations, as permitted by Sections 401(a) and 401(k) of the Code, including those purchasers who would have been covered under the rules governing H.R. 10 (Keogh) Plans;

(2) Individual Retirement Annuities permitted by Section 408(b) of the Code, including Simplified Employee Pensions established by employers pursuant to
     Section 408(k);

(3)  Roth IRAs permitted by Section 408A of the Code; and

(4) Deferred compensation plans provided by certain governmental entities and tax-exempt organizations under Section 457.

The tax rules applicable to participants in such retirement plans vary according to the type of plan and its terms and conditions. Therefore, no attempt is made here to provide more than general information about the use of the Contract with the various types of retirement plans. Participants in such plans as well as Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under these plans are subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. The Company will provide purchasers of Contracts used in connection with Individual Retirement Annuities with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency. Any person contemplating the purchase of a Contract should consult a qualified tax adviser.


TAX TREATMENT OF THE COMPANY

Under existing federal income tax laws, the income of MONY America Variable Account A, to the extent that it is applied to increase reserves under the Contract, is substantially nontaxable to the Company.

                                                          Federal tax status  45

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15. Additional information and incorporation of certain information by reference

--------------------------------------------------------------------------------


For further information with respect to the Company and the Contracts offered by this prospectus, including the Statement of Additional Information (which includes applicable financial statements), Owners and prospective investors may also contact the Company at its address or phone number set forth on the cover of this prospectus for requesting such statement. The Statement of Additional Information is available from the Company without charge.

The Company files reports and other information with the SEC, as required by law. You may read and copy this information at the SEC's public reference facilities at Room 1580, 100 F Street, NE, Washington, DC 20549, or by accessing the SEC's website at www.sec.gov. The public may obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. Under the Securities Act of 1933, the Company has filed with the SEC a registration statement relating to the Guaranteed Interest Account with Market Value Adjustment (the "Registration Statement"). This prospectus has been filed as part of the Registration Statement and does not contain all of the information set forth in the Registration Statement.

The Company's Annual Report on Form 10-K for the year ended December 31, 2008 is considered to be a part of this prospectus because it is incorporated by reference.

After the date of this prospectus and before we terminate the offering of the securities under the Registration Statement, all documents or reports we file with the SEC under the Securities Exchange Act of 1934 ("Exchange Act") will be considered to become part of this prospectus because they are incorporated by reference.

Any statement contained in a document that is, or becomes part of this prospectus, will be considered changed or replaced for purposes of this prospectus if a statement contained in this prospectus changes or is replaced. Any statement that is considered to be a part of this prospectus because of its incorporation will be considered changed or replaced for the purpose of this prospectus if a statement contained in any other subsequently filed document that is considered to be part of this prospectus changes or replaces that statement. After that, only the statement that is changed or replaced will be considered to be part of this prospectus.

We file the Registration Statement and our Exchange Act documents and reports, including our Annual Report on Form 10-K and Quarterly Reports on Form 10-Q, electronically according to EDGAR under CIK No. 0000835357. The SEC maintains a Web site that contains reports, proxy and information statements, and other information regarding registrants that file electronically with the SEC. The address of the site is www.sec.gov.

Upon written or oral request, we will provide, free of charge, to each person to whom this prospectus is delivered, a copy of any or all of the documents considered to be part of this prospectus because they are incorporated herein. In accordance with SEC rules, we will provide copies of any exhibits specifically incorporated by reference into the text of the Exchange Act reports (but not any other exhibits). Requests for documents should be directed to MONY Life Insurance Company of America, 1290 Avenue of the Americas, New York, New York 10104, Attention: Corporate Secretary (telephone: (212) 554-1234). You can access our website at www.axa-equitable.com.


46 Additional information and incorporation of certain information by reference

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16. Legal proceedings

--------------------------------------------------------------------------------

MONY Life Insurance Company of America and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to an Owner's interest in MONY America Variable Account A, nor would any of these proceedings be likely to have a material adverse effect upon MONY America Variable Account A, our ability to meet our obligations under the contracts, or the distribution of the contracts.

                                                           Legal proceedings  47

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17. Financial statements

--------------------------------------------------------------------------------

The audited financial statements of MONY America Variable Account A and the Company are set forth in the Statement of Additional
Information.

These financial statements have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm. The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts. You should not consider the financial statements of the Company as affecting investment performance of assets in the Variable Account. PricewaterhouseCoopers LLP also provides independent audit services and certain other non-audit services to the Company as permitted by the applicable SEC independence rules, and as disclosed in the Company's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.


Our general obligations and any guaranteed benefits under the contract are supported by MONY America's general account and are subject to claims paying ability. For more information about the Company's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the subaccounts. You may also speak with your financial representative.


48  Financial statements

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Appendix A: Benefit option packages, table of fees, examples and charges and deductions for contracts issued in the State of Washington

--------------------------------------------------------------------------------

                            SUMMARY OF THE CONTRACT


BENEFIT OPTION PACKAGES


There are two benefit option packages under the Contract. Each benefit option package is distinct. You select a benefit option package at the time of application. Once a selection is made, you may not transfer from one benefit option package to another.



------------------------------------------------------------------------------------------------------------------------------------
                                      Option 1                                  Option 2
------------------------------------------------------------------------------------------------------------------------------------
Mortality and                         Current annual rate--1.20%                Current annual rate--1.70%
expense risk charge                   Maximum annual rate--1.40%                Maximum annual rate--1.95%
------------------------------------------------------------------------------------------------------------------------------------
Death benefit on death of annuitant   The greater of:                           The greatest of:

                                      (1) The Fund Value less any               (1) The Fund Value less any
                                      outstanding debt on the date due          outstanding debt on the date due
                                      proof of the Annuitant's death is         proof of the Annuitant's death is
                                      received by the Company.                  received by the Company.

                                                       or                                        or

                                      (2) The Purchase Payments paid,           (2) The Purchase Payments paid,
                                      reduced proportionately by each           reduced proportionately by each
                                      partial surrender (reflecting any         partial surrender (reflecting any
                                      Market Value Adjustment and any           Market Value Adjustment and any
                                      surrender charge) and less any            surrender charge) and less any
                                      outstanding debt.*                        outstanding debt.*

                                                                                                 or

                                                                                (3) Step Up Value (See "Death
                                                                                benefit")
------------------------------------------------------------------------------------------------------------------------------------
Minimum initial Purchase Payment      Qualified Contracts--The minimum          Qualified Contracts--The minimum
                                      Purchase Payment for qualified plans      Purchase Payment for qualified plans
                                      is the same for both options. (See        is the same for both options. (See
                                      "Detailed information about the           "Detailed information about the
                                      contract.")                               contract.")
                                      Non-Qualified Contracts--$5,000           Non-Qualified Contracts--$10,000
------------------------------------------------------------------------------------------------------------------------------------
Annuitant Issue age                   Qualified Contracts--0-80                 Qualified Contracts--0-79
                                      Non-Qualified Contracts--0-80             Non-Qualified Contracts--0-79
------------------------------------------------------------------------------------------------------------------------------------
Annual contract charge                Current charge is $30.                    Current charge is $0.
                                                                                The annual contract charge may be
                                                                                increased to a maximum of $30 on 30
                                                                                days written notice.
------------------------------------------------------------------------------------------------------------------------------------

* In the calculation of the death benefit, for each partial surrender, the proportionate reduction is equal to the amount of that partial surrender and any surrender charge and any Market Value Adjustment divided by the Fund Value immediately before that partial surrender, multiplied by the Purchase Payments paid before that partial surrender.

     For certain Contracts purchased prior to July 22, 2003 , the death benefit is greater of: (1) the Fund Value less any outstanding debt on the date due proof of the Annuitant's death is received by the Company, or (2) the Purchase Payments paid, less any partial surrenders and their surrender charges, less any outstanding debt and plus or minus any Market Value Adjustment.


Appendix A: Benefit option packages, table of fees, examples and charges and deductions for contracts issued in the State of Washington A-1


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FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer fund value between investment options. State premium taxes may also be deducted.


--------------------------------------------------------------------------------
Owner Transaction Expenses:
--------------------------------------------------------------------------------
Maximum deferred sales load (surrender charge)                  7.00%(1)
(as a percentage of Purchase Payments surrendered)
--------------------------------------------------------------------------------
Loan interest spread (effective annual rate)                    2.50%(2)
--------------------------------------------------------------------------------
Maximum transfer charge                                         $  25(3)
--------------------------------------------------------------------------------

The next table describes the fees and expense that you will pay periodically during the time that you own the Contract, not including Fund portfolio company fees and expenses.

--------------------------------------------------------------------------------
Maximum annual contract charge                                  $  30(4)
--------------------------------------------------------------------------------
Separate Account annual Expenses:
(as a percentage of average annual Fund Value in the
Variable Account):
--------------------------------------------------------------------------------
 Option 1
--------------------------------------------------------------------------------
  Maximum mortality and expense risk fees                       1.40%(5)
--------------------------------------------------------------------------------
  Total separate account annual expenses                        1.40%(5)
--------------------------------------------------------------------------------
 Option 2
--------------------------------------------------------------------------------
  Maximum mortality and expense risk fees                       1.95%(6)
--------------------------------------------------------------------------------
  Total separate account annual expenses                        1.95%(6)
--------------------------------------------------------------------------------

(1) The surrender charge percentage, which reduces to zero, is determined under a surrender charge schedule. (See "Deductions from fund value -- Amount of surrender charge.")

     The surrender charge may be reduced under certain circumstances which include reduction in order to guarantee that certain amounts may be received free of the surrender charge. (See "Deductions from fund value -- Free partial surrender amount.")

(2) The loan interest spread is the difference between the amount of interest we charge on loans and the amount of interest we credit to amounts held in the loan account to secure loans.

(3) The transfer charge currently is $0. However, the Company has reserved the right to impose a charge for each transfer after the first 12 transfers in a Contract Year, which will not exceed $25. (See "Deductions from fund value -- Transfer charge.")

(4) The annual contract charge for Option 1 is currently $30. The annual contract charge for Option 2 is currently $0. However, the Company may in the future change the amount of the charge to an amount not exceeding $30 per Contract Year. (See "Deductions from fund value -- Annual contract charge.")

(5) The mortality and expense risk charge is deducted daily equivalent to a current annual rate of 1.20% (and is guaranteed not to exceed a daily rate equivalent to an annual rate of 1.40%) from the value of the net assets of MONY America Variable Account A.

(6) The mortality and expense risk charge is deducted daily equivalent to a current annual rate of 1.70% (and is guaranteed not to exceed a daily rate equivalent to an annual rate of 1.95%) from the value of the net assets of MONY America Variable Account A.


The next item shows the minimum and maximum total operating expenses charged by the portfolio companies for the year ended December 31, 2008. You may pay portfolio company operating expenses periodically during the time that you own the Contract. More detail concerning each Fund portfolio company's fees and expenses is contained in the prospectus for each portfolio.



--------------------------------------------------------------------------------------------------------------
 Total Annual Fund Portfolio
Operating Expenses:                                                                 Minimum     Maximum
--------------------------------------------------------------------------------------------------------------
Expenses that are deducted from portfolio company assets, including management fees,  0.39%       1.70%
  distribution and/or services fees (12b-1 fees), and other expenses
--------------------------------------------------------------------------------------------------------------



A-2 Appendix A: Benefit option packages, table of fees, examples and charges and deductions for contracts issued in the State of Washington


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EXAMPLE


This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expense, and Fund fees and expenses for the year ended December 31, 2008.


The example assumes that you invest $10,000 in the Contract for the time periods indicated. The example also assumes that your investment has a 5% return each year. The example assumes the minimum and maximum fees and expenses of any of the Fund portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1.   a.   If you surrender your Contract at the end of the applicable time period (assuming maximum fees and expenses of any of the Fund port folios):

--------------------------------------------------------------------------------
                     1 Year       3 Years       5 Years       10 Years
--------------------------------------------------------------------------------
          Option 1   $  983       $1,612        $2,257        $3,685
          Option 2   $1,034       $1,762        $2,502        $4,164
--------------------------------------------------------------------------------

     b. If you surrender your Contract at the end of the applicable time period (assuming minimum fees and expenses of any of the Fund port folios):

--------------------------------------------------------------------------------
                  1 Year       3 Years       5 Years       10 Years
--------------------------------------------------------------------------------
          Option 1   $860         $1,245        $1,645        $2,421
          Option 2   $912         $1,401        $1,907        $2,973
--------------------------------------------------------------------------------

2.   a.   If you do not surrender your Contract (assuming maximum fees and expenses of any of the Fund portfolios):

--------------------------------------------------------------------------------
                     1 Year       3 Years       5 Years       10 Years
--------------------------------------------------------------------------------
          Option 1   $343         $1,045        $1,769        $3,685
          Option 2   $397         $1,204        $2,028        $4,164
--------------------------------------------------------------------------------

     b. If you do not surrender your Contract (assuming minimum fees and expenses of any of the Fund portfolios):


--------------------------------------------------------------------------------
                    1 Year       3 Years       5 Years       10 Years
--------------------------------------------------------------------------------
          Option 1   $212         $655          $1,124        $2,421
          Option 2   $267         $820          $1,400        $2,973
--------------------------------------------------------------------------------

3.   a.   If you annuitize your Contract and the proceeds are settled under
          Settlement Options 3 or 3A (life income with annuity options) (assum ing maximum fees and expenses of any of the Fund portfolios):

--------------------------------------------------------------------------------
                  1 Year       3 Years       5 Years       10 Years
--------------------------------------------------------------------------------
          Option 1   $  983       $1,045        $1,769        $3,685
          Option 2   $1,034       $1,204        $2,028        $4,164
--------------------------------------------------------------------------------

     b. If you annuitize your Contract and the proceeds are settled under Settlement Options 3 or 3A (life income with annuity options) (assum ing minimum fees and expenses of any of the Fund portfolios):

--------------------------------------------------------------------------------
                    1 Year       3 Years       5 Years       10 Years
--------------------------------------------------------------------------------
          Option 1   $860         $655          $1,124        $2,421
          Option 2   $912         $820          $1,400        $2,973
--------------------------------------------------------------------------------

Appendix A: Benefit option packages, table of fees, examples and charges and deductions for contracts issued in the State of Washington A-3

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                           www.axa-equitable.com/green


If you annuitize your Contract and the proceeds are settled under Settlement Options 1, 2 or 4 (annuity income without life contingencies) (assuming maximum fees and expenses of any of the Fund portfolios):

--------------------------------------------------------------------------------
                     1 Year       3 Years       5 Years       10 Years
--------------------------------------------------------------------------------
          Option 1   $  983       $1,612        $2,257        $3,685
          Option 2   $1,034       $1,762        $2,502        $4,164
--------------------------------------------------------------------------------

     b. If you annuitize your Contract and the proceeds are settled under Settlement Options 1, 2 or 4 (annuity income without life contingen cies) (assuming minimum fees and expenses of any of the Fund portfolios):

--------------------------------------------------------------------------------
                     1 Year       3 Years       5 Years       10 Years
--------------------------------------------------------------------------------
          Option 1   $860         $1,245        $1,645        $2,421
          Option 2   $912         $1,401        $1,907        $2,973
--------------------------------------------------------------------------------

For the purposes of the Fee Tables and the Example, we assume that the Contract is owned during the accumulation period. (See "Charges and deductions"). On and after the annuity starting date, different fees and charges will apply.


                    DETAILED INFORMATION ABOUT THE CONTRACT


Payment and allocation of Purchase Payments

Issue ages

The issue ages for the two benefit option packages available under the Contract vary as per the table below. The maximum issue age of the Annuitant for Option 1 is 85. The maximum issue age of the Annuitant for Option 2 is 79.

--------------------------------------------------------------------------------
                                      Option 1         Option 2
--------------------------------------------------------------------------------
       Annuitant Issue Ages             0-85             0-79
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                 DEATH BENEFIT


Death benefit provided by the contract

The death benefit depends upon the benefit option package in effect on the date the Annuitant dies. You may not change benefit option packages once you select an option.

------------------------------------------------------------------------------------------------------------------------------------
Option 1                                                         Option 2
------------------------------------------------------------------------------------------------------------------------------------
The greater of:                                                  The greatest of:
------------------------------------------------------------------------------------------------------------------------------------
(1) The Fund Value less any outstanding debt on the date due     (1) The Fund Value less any outstanding debt on the date due proof
    proof of the Annuitant's death is received by the Company.       of the Annuitant's death is received by the Company.

                            or                                                               or
(2) The Purchase Payments paid, reduced proportionately by       (2) The Purchase Payments paid, reduced proportionately by each
    each partial surrender and their surrender charges,              partial surrender and their surrender charges, less any
    any outstanding debt and plus or minus any Market Value          outstanding debt and plus or minus any Market Value
    Adjustment.*                                                     Adjustment.*

                                                                                             or
                                                                 (3) Step Up Value (See "Step Up Value" in the
                                                                     prospectus)
------------------------------------------------------------------------------------------------------------------------------------

* In the calculations of the death benefit, for each partial surrender, the proportionate reduction is equal to the amount of that partial surrender and any surrender charge and any Market Value Adjustment divided by the Fund Value immediately before that partial surrender, multiplied by the Purchase Payments paid before that partial surrender. For certain Contracts purchased prior to July 22, 2003, the death benefit is the greater of: (1) the Fund Value less any outstanding debt on the date due proof of the Annuitant's death is received by the Company, or (2) the Purchase Payments paid, less any partial surrenders and their surrender charges, less any outstanding debt and plus or minus any Market Value Adjustment.


A-4 Appendix A: Benefit option packages, table of fees, examples and charges and deductions for contracts issued in the State of Washington

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                           www.axa-equitable.com/green


                            CHARGES AND DEDUCTIONS

The following table summarizes the charges and deductions under the Contract:

------------------------------------------------------------------------------------------------------------------------------------
                                                  Deductions from Purchase Payments
------------------------------------------------------------------------------------------------------------------------------------
Tax charge                                                 Range for State and local premium tax -- 0% to 3.50%(1).
                                                           Federal -- currently 0%
                                                           (Company reserves the right to charge in the future.)
------------------------------------------------------------------------------------------------------------------------------------
                                        Daily deductions from MONY America Variable Account A
------------------------------------------------------------------------------------------------------------------------------------
Separate account annual expenses:
Mortality & expense risk charge                            Option 1
Annual rate deducted daily from net assets                 Maximum daily rate -- 0.003836%
                                                           Maximum annual rate -- 1.40%

                                                           Option 2
                                                           Maximum daily rate -- 0.005342%
                                                           Maximum annual rate -- 1.95%
------------------------------------------------------------------------------------------------------------------------------------
                                                     Deductions from fund value
------------------------------------------------------------------------------------------------------------------------------------
Annual contract charge                                     Maximum annual contract charge

  Option 1 -- Current charge is $30.                       Option 1 -- The maximum annual contract charge is $30.

  Option 2 -- Current charge is $0.                        Option 2 -- The annual contract charge may be increased to a maxi-
                                                           mum of $30 on 30 days written notice.
------------------------------------------------------------------------------------------------------------------------------------
Transaction and other charges                              Maximum transaction and other charges

Transfer charge                                            Option 1 -- The Company has reserved the right to impose a charge
Option 1 -- Current charge is $0.                          for each transfer after the first 12 transfers in a Contract Year which will not exceed $25.

Option 2 -- Current charge is $0.                          Option 2 -- The Company has reserved the right to impose a charge for each transfer after the first 12 transfers in a Contract Year which will not exceed $25.
------------------------------------------------------------------------------------------------------------------------------------
Surrender charge                                           See grading schedule and "Charges and deductions -- Charges against fund value" for details of how it is computed.
Grades from 7% to 0% of Fund Value surrendered based on a
schedule
------------------------------------------------------------------------------------------------------------------------------------
Loan interest spread                                       2.50%
------------------------------------------------------------------------------------------------------------------------------------

(1)  Company currently assumes responsibility; current charge to Owner 0%.

Please note that the amount of the charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use such profits for any corporate purpose, including the payment of sales expenses.

Deductions from Purchase Payments

Deductions may be made from Purchase Payments for state and local premium taxes prior to allocation of any Net Purchase Payment among the subaccounts. Currently, the Company makes no deduction, but may do so with respect to future payments. If the Company is going to make deductions for such tax from future Purchase Payments, it will give notice to each affected Owner.

Charges against fund value

Daily deduction from MONY America Variable Account A

Mortality and expense risk charge. The Company assumes mortality and expense risks. A charge for assuming such risks is deducted daily from the net assets of MONY America Variable Account A. The charge varies based on the benefit option package selected. The mortality and expense risk charge will not be deducted from the Guaranteed Interest Account.

Option 1 -- For Option 1, the daily mortality and expense risk charge from MONY America Variable Account A is deducted at a current daily rate equivalent to an annual rate of 1.20% from the value of the net assets of MONY America Variable Account A. The rate is guaranteed not to exceed a daily rate equivalent to an annual rate of 1.40% from the value of the net assets of MONY America Variable Account A. The mortality and expense

Appendix A: Benefit option packages, table of fees, examples and charges and deductions for contracts issued in the State of Washington A-5

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                           www.axa-equitable.com/green


risk charge is deducted from MONY America Variable Account A, and therefore the subaccounts, on each Business Day. Where the previous day (or days) was not a Business Day, the deduction currently on the next Business Day will be 0.003288% (guaranteed not to exceed 0.003836%) multiplied by the number of days since the last Business Day.

Option 2 -- For Option 2, the daily mortality and expense risk charge from MONY America Variable Account A is deducted at a current daily rate equivalent to an annual rate of 1.70% from the value of the net assets of MONY America Variable Account A. The rate is guaranteed not to exceed a daily rate equivalent to an annual rate of 1.95% from the value of the net assets of MONY America Variable Account A. The mortality and expense risk charge is deducted from MONY America Variable Account A, and therefore the subaccounts, on each Business Day. Where the previous day (or days) was not a Business Day, the deduction currently on the next Business Day will be 0.004658% (guaranteed not to exceed 0.005342%) multiplied by the number of days since the last Business Day.

The mortality risk assumed by the Company is that Annuitants may live for a longer time than projected. If that occurs, an aggregate amount of annuity benefits greater than that projected will be payable. In making this projection, the Company has used the mortality rates from the 1983 Table "a" (discrete functions without projections for future mortality), with 3.50% interest. In addition, the Company also assumes risk in connection with the Step-Up Value. The expense risk assumed is that expenses incurred in issuing and administering the Contracts will exceed the expense charges provided in the Contracts.

If the amount of the charge exceeds the amount needed, the excess will be kept by the Company in its General Account. If the amount of the charge is inadequate, the Company will pay the difference out of its General Account.

Deductions from fund value

Annual contract charge. The Company has primary responsibility for the administration of the Contract and MONY America Variable Account A. An annual contract charge helps to reimburse the Company for administrative expenses related to the maintenance of the Contract. Ordinary administrative expenses expected to be incurred include premium collection, recordkeeping, processing death benefit claims and surrenders, preparing and mailing reports, and overhead costs. In addition, the Company expects to incur certain additional administrative expenses in connection with the issuance of the Contract, including the review of applications and the establishment of Contract records.


The Company intends to administer the Contract itself.

The current amount of the annual contract charge depends upon the benefit option package selected.

--------------------------------------------------------------------------------------------------------------
Annual Contract Charge
--------------------------------------------------------------------------------------------------------------
Option 1                                     Option 2
--------------------------------------------------------------------------------------------------------------
Current charge is $30.                       Current charge is $0.
--------------------------------------------------------------------------------------------------------------
The maximum annual contract charge is $30.   The annual contract charge may be increased to a maximum of $30.
--------------------------------------------------------------------------------------------------------------

The Owner will receive a written notice 30 days in advance of any change in the charge. Any applicable charge will be assessed once per year on the contract anniversary, starting on the first contract anniversary.

If applicable, the annual contract charge is deducted from the Fund Value on each Contract Anniversary before the date annuity payments start.

The amount of the charge will be allocated against the Guaranteed Interest Account and each subaccount of MONY America Variable Account A in the same proportion that the Fund Value in those accounts bears to the Fund Value of the Contract. The Company does not expect to make any profit from the annual contract charge.


A-6 Appendix A: Benefit option packages, table of fees, examples and charges and deductions for contracts issued in the State of Washington

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                           www.axa-equitable.com/green


Appendix B: Condensed financial information

--------------------------------------------------------------------------------

                    MONY LIFE INSURANCE COMPANY OF AMERICA
                        MONY AMERICA VARIABLE ACCOUNT A
                           ACCUMULATION UNIT VALUES


----------------------------------------------------------------------------------------------------------------
                                                                 Unit Value
                                 -------------------------------------------------------------------------------
                                  Dec.       Dec.        Dec.        Dec.        Dec.        Dec.        Dec.
                                  31,        31,         31,         31,         31,         31,         31,
            Option 1             2008        2007        2006        2005        2004        2003       2002
----------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services    $  4.15    $  10.36    $  13.48    $  11.72    $  11.20    $  10.43    $  8.14
AIM V.I. Global Health Care       9.43       13.37       12.10       11.64       10.89       10.25       8.11
AIM V.I. Technology               5.38        9.82        9.22        8.45        8.37        7.91       5.96
All Asset Allocation              8.03       11.67       11.30       10.38        9.99        9.31       7.80
AXA Aggressive Allocation         6.02       10.02          --          --          --          --         --
AXA Conservative
 Allocation                       9.10       10.35          --          --          --          --         --
AXA Conservative-Plus
 Allocation                       8.13       10.22          --          --          --          --         --
AXA Moderate Allocation           7.62       10.21          --          --          --          --         --
AXA Moderate-Plus
 Allocation                       6.83       10.14          --          --          --          --         --
EQ/AllianceBernstein Small
 Cap Growth                       6.84       12.47          --          --          --          --         --
EQ/BlackRock Basic Value
 Equity                           7.65       12.20       12.20       10.21          --          --         --
EQ/Boston Advisors Equity
 Income                          10.32       15.43       15.06       13.14       12.52       10.75       8.59
EQ/Calvert Socially
 Responsible                      6.49       11.99       10.82       10.40          --          --         --
EQ/Capital Guardian
 Research                         9.07       15.17          --          --          --          --         --
EQ/GAMCO Mergers and
 Acquisitions                    10.94       12.85       12.57       11.35       10.98       10.55         --
EQ/GAMCO Small
 Company Value                   13.40       19.56       18.11       15.43       14.96       12.52       9.22
EQ/Government Securities         11.62       11.37       10.79       10.54       10.52       10.51      10.46
EQ/JPMorgan Core Bond            12.47       13.82       13.54          --          --          --         --
EQ/Large Cap Value PLUS           6.67       11.84          --          --          --          --         --
EQ/Long Term Bond                13.87       13.33       12.53       12.42       12.20       11.44      11.05
EQ/Lord Abbett Growth
 and Income                       9.12       14.51       14.16          --          --          --         --
EQ/Lord Abbett Mid Cap
 Value                            9.31       15.40       15.46          --          --          --         --
EQ/Mid Cap Index                  8.52       16.96       15.85          --          --          --         --
EQ/Money Market                  10.94       10.81       10.42       10.07          --          --         --
EQ/Montag & Caldwell
 Growth                           8.33       12.56       10.52        9.87        9.47        9.21       7.96
EQ/PIMCO Real Return             11.76       12.40       11.26       11.35       11.40       11.01      10.55
EQ/Short Duration Bond           10.40       10.74       10.32       10.05       10.03        9.99         --
EQ/Small Company Index           11.51       17.65          --          --          --          --         --
EQ/UBS Growth and
 Income                           7.63       12.88       12.89       11.43       10.62        9.49       7.53
EQ/Van Kampen Emerging
 Markets Equity                  15.64       37.02       26.32          --          --          --         --
EQ/Van Kampen Mid Cap
 Growth                           5.70       10.91          --          --          --          --         --
EQ/Van Kampen Real
 Estate                          13.98       23.08          --          --          --          --         --
Franklin Income Securities       11.32       16.29       15.89       13.60       13.55       12.04         --
Franklin Rising Dividends
 Securities                      10.78       14.96       15.56       13.45       13.16       12.00         --
Franklin Zero Coupon 2010        11.18       10.55        9.85        9.74        9.72        9.42         --
Janus Aspen Forty                10.45       18.98       14.06       13.04       11.73       10.06       8.47
Janus Aspen International
 Growth                          13.00       27.54       21.78       15.03       11.53        9.83       7.40
MFS(R) Utilities Series          17.62       28.61       22.64       17.46       15.12       11.75       8.75
Multimanager High Yield          11.10       14.64       14.33          --          --          --         --
Multimanager Small Cap
 Growth                           7.38       12.91       12.60       11.57       10.88        9.79       8.05
Oppenheimer Global
 Securities Fund/VA              13.10       22.22       21.20       18.28       16.22       13.81         --
PIMCO Global Bond
 (Unhedged)                      14.88       15.19       14.01       13.55       14.68       13.44      11.88
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                                 Units Outstanding
                                 -------------------------------------------------------------------------------
                                   Dec.         Dec.         Dec.         Dec.         Dec.         Dec.       Dec.
                                   31,          31,          31,          31,          31,          31,        31,
            Option 1              2008         2007         2006         2005         2004         2003        2002
----------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services       61,638       74,773       83,552       79,714       84,428       68,229     23,757
AIM V.I. Global Health Care       92,691      114,062      128,350      130,612      133,944       89,624     34,314
AIM V.I. Technology               58,382       73,449       75,551       80,630       89,696       58,966     23,622
All Asset Allocation             454,450      497,633      571,946      684,468      600,615      492,730    204,572
AXA Aggressive Allocation         34,683       43,742           --           --           --           --         --
AXA Conservative
 Allocation                       93,700       22,315           --           --           --           --         --
AXA Conservative-Plus
 Allocation                       98,447       37,693           --           --           --           --         --
AXA Moderate Allocation          401,832      132,668           --           --           --           --         --
AXA Moderate-Plus
 Allocation                      210,275       40,787           --           --           --           --         --
EQ/AllianceBernstein Small
 Cap Growth                      115,398      129,235           --           --           --           --         --
EQ/BlackRock Basic Value
 Equity                          286,323      342,400       73,324       76,278           --           --         --
EQ/Boston Advisors Equity
 Income                          358,388      407,611      458,184      481,560      408,003      239,493     82,561
EQ/Calvert Socially
 Responsible                      43,411       36,001       40,077       41,217           --           --         --
EQ/Capital Guardian
 Research                        134,883      149,809           --           --           --           --         --
EQ/GAMCO Mergers and
 Acquisitions                     93,427      103,885      114,393      118,242      117,926       38,541         --
EQ/GAMCO Small
 Company Value                   712,525      888,336    1,023,043    1,143,854    1,097,488      756,306    311,226
EQ/Government Securities         751,509      869,876      960,726    1,151,184    1,272,012    1,086,722    453,598
EQ/JPMorgan Core Bond            954,215    1,292,354    1,073,917           --           --           --         --
EQ/Large Cap Value PLUS          127,233      178,467           --           --           --           --         --
EQ/Long Term Bond                221,040      267,475      304,714      376,420      402,596      400,844    167,274
EQ/Lord Abbett Growth
 and Income                      712,776    1,013,981    1,103,903           --           --           --         --
EQ/Lord Abbett Mid Cap
 Value                           461,871      628,686      726,385           --           --           --         --
EQ/Mid Cap Index                 501,289      566,547      508,220           --           --           --         --
EQ/Money Market                1,246,668    1,182,243    1,099,869    1,052,098           --           --         --
EQ/Montag & Caldwell
 Growth                          872,072    1,081,298    1,361,636    1,685,752    1,581,734    1,198,093    392,688
EQ/PIMCO Real Return             529,836      324,629      359,919      446,362      457,385      319,045    143,483
EQ/Short Duration Bond           104,658       92,906       97,460      132,706      116,589       60,362         --
EQ/Small Company Index           150,816      175,510           --           --           --           --         --
EQ/UBS Growth and
 Income                          192,608      241,384      260,211      272,117      270,546      191,851     91,127
EQ/Van Kampen Emerging
 Markets Equity                  167,674      208,439      219,291           --           --           --         --
EQ/Van Kampen Mid Cap
 Growth                          554,686      709,131           --           --           --           --         --
EQ/Van Kampen Real
 Estate                          248,944      336,521           --           --           --           --         --
Franklin Income Securities       869,677    1,054,022      416,536      328,984      247,404      116,756         --
Franklin Rising Dividends
 Securities                      127,156      182,045      171,880      146,067      158,869       98,376         --
Franklin Zero Coupon 2010         92,565      104,565       93,960       38,190       33,849       13,218         --
Janus Aspen Forty                305,780      374,145      335,485      220,717      182,506      136,171     32,480
Janus Aspen International
 Growth                          480,782      630,845      698,959      698,879      723,025      546,239    174,311
MFS(R) Utilities Series          187,254      220,173      195,895      171,034      134,931       72,426     18,209
Multimanager High Yield          357,943      468,645      482,385           --           --           --         --
Multimanager Small Cap
 Growth                          316,585      395,880      478,312      503,409      553,406      407,080    142,861
Oppenheimer Global
 Securities Fund/VA              355,444      417,130      449,536      419,429      330,561       95,923         --
PIMCO Global Bond
 (Unhedged)                      436,029      447,782      381,670      391,686      381,980      222,104     53,299
----------------------------------------------------------------------------------------------------------------------


                                 Appendix B: Condensed financial information B-1

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                           www.axa-equitable.com/green



---------------------------------------------------------------------------------------------------------
                                                             Unit Value
                               --------------------------------------------------------------------------
                                Dec.       Dec.       Dec.       Dec.       Dec.       Dec.      Dec.
                                31,        31,        31,        31,        31,        31,       31,
           Option 1             2008      2007       2006       2005       2004       2003       2002
---------------------------------------------------------------------------------------------------------
PIMCO StocksPLUS Growth
 and Income                      8.12      14.32      13.56      11.95      11.69      10.67      8.29
ProFund VP Bear                  8.74       6.32       6.36       6.96       7.14       8.06       --
ProFund VP Rising Rates
 Opportunity                     5.34       8.71       9.30       8.55       9.39      10.67       --
ProFund VP UltraBull             5.70      17.71      17.77      14.62      14.42      12.45       --
The Universal Institutional
 Funds, Inc. Global Value
 Equity                          8.86      14.98      14.22      11.87      11.36      10.12      7.94
---------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------
                                                        Units Outstanding
                               --------------------------------------------------------------------------
                                Dec.      Dec.      Dec.       Dec.        Dec.       Dec.      Dec.
                                31,       31,       31,        31,         31,        31,       31,
           Option 1             2008      2007      2006       2005        2004       2003     2002
---------------------------------------------------------------------------------------------------------
PIMCO StocksPLUS Growth
 and Income                   667,187   852,781   935,688   1,045,318   1,063,823   751,480  260,192
ProFund VP Bear                14,925     6,368     8,292       7,569      13,091     4,960       --
ProFund VP Rising Rates
 Opportunity                  550,106   588,907   609,227     613,062     617,666   528,778       --
ProFund VP UltraBull           59,202    63,189    90,284      82,491      89,655    53,814       --
The Universal Institutional
 Funds, Inc. Global Value
 Equity                       126,925   224,820   251,427     277,293     268,706   208,605   53,212
---------------------------------------------------------------------------------------------------------


B-2 Appendix B: Condensed financial information

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                           www.axa-equitable.com/green




----------------------------------------------------------------------------------------------------------------
                                                             Unit Value
                             -----------------------------------------------------------------------------------
                              Dec.       Dec.        Dec.        Dec.        Dec.        Dec.        Dec.
                              31,        31,         31,         31,         31,         31,         31,
          Option 2           2008        2007        2006        2005        2004        2003       2002
----------------------------------------------------------------------------------------------------------------
AIM V.I. Financial
 Services                  $  4.21    $  10.55    $  13.79    $  12.05    $  11.57    $  10.83    $  8.50
AIM V.I. Global Health
 Care                         9.12       13.00       11.82       11.43       10.75       10.16       8.09
AIM V.I. Technology           5.24        9.61        9.08        8.35        8.32        7.90       5.98
All Asset Allocation          8.10       11.84       11.52       10.63       10.29        9.64       8.11
AXA Aggressive
 Allocation                   5.97        9.99          --          --          --          --         --
AXA Conservative
 Allocation                   9.03       10.32          --          --          --          --         --
AXA Conservative-Plus
 Allocation                   8.07       10.19          --          --          --          --         --
AXA Moderate
 Allocation                   7.56       10.18          --          --          --          --         --
AXA Moderate-Plus
 Allocation                   6.78       10.11          --          --          --          --         --
EQ/AllianceBernstein
 Small Cap Growth             6.89       12.64          --          --          --          --         --
EQ/BlackRock Basic
 Value Equity                 7.52       12.06       12.12       10.20          --          --         --
EQ/Boston Advisors
 Equity Income                9.31       13.99       13.72       12.03       11.52        9.94       7.99
EQ/Calvert Socially
 Responsible                  6.38       11.85       10.75       10.39          --          --         --
EQ/Capital Guardian
 Research                     8.43       14.17          --          --          --          --         --
EQ/GAMCO Mergers
 and Acquisitions            10.99       12.97       12.76       11.57       11.26       10.87         --
EQ/GAMCO Small
 Company Value               12.86       18.87       17.56       15.03       14.65       12.33       9.12
EQ/Government
 Securities                  11.24       11.06       10.54       10.35       10.39       10.42      10.42
EQ/JPMorgan Core
 Bond                        12.06       13.44       13.22          --          --          --         --
EQ/Large Cap Value
 PLUS                         6.47       11.55          --          --          --          --         --
EQ/Long Term Bond            13.48       13.03       12.31       12.26       12.11       11.41      11.07
EQ/Lord Abbett Growth
 and Income                   8.83       14.13       13.85          --          --          --         --
EQ/Lord Abbett Mid
 Cap Value                    9.25       15.37       15.51          --          --          --         --
EQ/Mid Cap Index              8.14       16.29       15.30          --          --          --         --
EQ/Money Market              10.76       10.69       10.36       10.06          --          --         --
EQ/Montag & Caldwell
 Growth                       7.86       11.92       10.03        9.46        9.12        8.92       7.75
EQ/PIMCO Real Return         11.41       12.10       11.04       11.18       11.29       10.96      10.55
EQ/Short Duration Bond       10.15       10.54       10.18        9.96        9.99        9.99         --
EQ/Small Company
 Index                       11.24       17.31          --          --          --          --         --
EQ/UBS Growth and
 Income                       7.61       12.91       12.98       11.57       10.80        9.70       7.73
EQ/Van Kampen Emerg-
 ing Markets Equity          15.72       37.39       26.72          --          --          --         --
EQ/Van Kampen Mid
 Cap Growth                   6.11       11.77          --          --          --          --         --
EQ/Van Kampen Real
 Estate                      12.90       21.40          --          --          --          --         --
Franklin Income
 Securities                  10.82       15.65       15.34       13.20       13.21       11.80         --
Franklin Rising Divi-
 dends Securities            10.40       14.51       15.17       13.18       12.96       11.87         --
Franklin Zero Coupon
 2010                        10.99       10.43        9.79        9.72        9.76        9.50         --
Janus Aspen Forty            10.61       19.38       14.43       13.45       12.16       10.48       8.87
Janus Aspen Interna-
 tional Growth               13.53       28.80       22.89       15.87       12.24       10.49       7.93
MFS(R) Utilities Series      16.66       27.18       21.62       16.75       14.58       11.39       8.53
Multimanager High
 Yield                       10.71       14.20       13.97          --          --          --         --
Multimanager Small
 Cap Growth                   7.10       12.48       12.24       11.29       10.68        9.65       7.98
Oppenheimer Global
 Securities Fund/VA          12.87       21.93       21.03       18.23       16.25       13.91         --
PIMCO Global Bond
 (Unhedged)                  14.39       14.76       13.68       13.30       14.48       13.32      11.84
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                                                             Units Outstanding
                             -----------------------------------------------------------------------------------
                               Dec.         Dec.         Dec.         Dec.         Dec.         Dec.       Dec.
                               31,          31,          31,          31,          31,          31,        31,
          Option 2            2008         2007         2006         2005         2004         2003        2002
----------------------------------------------------------------------------------------------------------------
AIM V.I. Financial
 Services                     57,908       65,020       79,115       85,675       86,053       75,930    41,101
AIM V.I. Global Health
 Care                        102,900      113,589      146,760      155,532      165,621      140,052    91,838
AIM V.I. Technology           33,691       46,623       48,598       46,447       52,034       33,467    24,267
All Asset Allocation         422,018      497,752      588,516      639,152      630,072      522,037   225,750
AXA Aggressive
 Allocation                  108,793       25,166           --           --           --           --        --
AXA Conservative
 Allocation                   57,009       33,148           --           --           --           --        --
AXA Conservative-Plus
 Allocation                  138,523       82,083           --           --           --           --        --
AXA Moderate
 Allocation                  284,753       87,026           --           --           --           --        --
AXA Moderate-Plus
 Allocation                  233,785      179,231           --           --           --           --        --
EQ/AllianceBernstein
 Small Cap Growth            110,121      143,655           --           --           --           --        --
EQ/BlackRock Basic
 Value Equity                296,279      358,489       59,749       62,761           --           --        --
EQ/Boston Advisors
 Equity Income               356,589      432,755      503,174      530,146      468,935      268,992   114,840
EQ/Calvert Socially
 Responsible                  35,479       42,384       39,749       39,883           --           --        --
EQ/Capital Guardian
 Research                    103,379      119,932           --           --           --           --        --
EQ/GAMCO Mergers
 and Acquisitions            122,990      152,474      158,142      132,522      109,352       39,335        --
EQ/GAMCO Small
 Company Value               733,202      924,400    1,036,914    1,167,441    1,150,083      900,245   527,141
EQ/Government
 Securities                  648,803      825,791      990,250    1,203,877    1,268,310    1,161,315   641,947
EQ/JPMorgan Core
 Bond                      1,022,385    1,327,404    1,186,120           --           --           --        --
EQ/Large Cap Value
 PLUS                         98,849      142,380           --           --           --           --        --
EQ/Long Term Bond            267,243      318,828      377,892      445,512      470,451      455,388   266,754
EQ/Lord Abbett Growth
 and Income                  662,750      853,495      977,862           --           --           --        --
EQ/Lord Abbett Mid
 Cap Value                   498,864      685,538      822,716           --           --           --        --
EQ/Mid Cap Index             505,582      630,181      568,855           --           --           --        --
EQ/Money Market              804,101      580,027      584,835      792,861           --           --        --
EQ/Montag & Caldwell
 Growth                      945,627    1,195,392    1,424,361    1,660,838    1,564,074    1,219,870   488,730
EQ/PIMCO Real Return         441,573      448,175      520,580      703,323      728,549      622,933   267,405
EQ/Short Duration Bond       120,434      143,973      170,067      183,543      159,172       88,255        --
EQ/Small Company
 Index                       145,865      175,276           --           --           --           --        --
EQ/UBS Growth and
 Income                      238,464      277,764      344,841      355,846      344,413      294,667   180,021
EQ/Van Kampen Emerg-
 ing Markets Equity          148,122      184,157      178,447           --           --           --        --
EQ/Van Kampen Mid
 Cap Growth                  557,677      681,613           --           --           --           --        --
EQ/Van Kampen Real
 Estate                      249,048      316,352           --           --           --           --        --
Franklin Income
 Securities                  951,395    1,274,513      474,042      372,282      305,097      127,569        --
Franklin Rising Divi-
 dends Securities            179,625      222,750      208,165      182,562      171,242       72,994        --
Franklin Zero Coupon
 2010                        120,598      115,403      113,966       77,346       50,780       36,056        --
Janus Aspen Forty            199,847      228,886      244,138      229,728      203,433      140,717    57,811
Janus Aspen Interna-
 tional Growth               485,146      602,248      626,622      639,223      657,169      467,730   231,583
MFS(R) Utilities Series      135,905      183,058      167,461      176,163      137,465       79,773    37,190
Multimanager High
 Yield                       310,015      393,689      424,180           --           --           --        --
Multimanager Small
 Cap Growth                  351,830      427,713      525,434      540,197      538,881      430,208   249,366
Oppenheimer Global
 Securities Fund/VA          279,214      371,734      395,586      377,484      313,678      112,568        --
PIMCO Global Bond
 (Unhedged)                  298,376      342,780      374,179      409,365      412,145      303,678    99,887
----------------------------------------------------------------------------------------------------------------


                                 Appendix B: Condensed financial information B-3

    To receive this document electronically, sign up for e-delivery today at
                           www.axa-equitable.com/green




--------------------------------------------------------------------------------------------------
                                                        Unit Value
                           -----------------------------------------------------------------------
                           Dec.       Dec.       Dec.       Dec.       Dec.       Dec.      Dec.
                           31,        31,        31,        31,        31,        31,       31,
         Option 2          2008      2007       2006       2005       2004       2003       2002
--------------------------------------------------------------------------------------------------
PIMCO StocksPLUS
 Growth and Income          7.76      13.76      13.09      11.60      11.40      10.46      8.16
ProFund VP Bear             9.35       6.80       6.87       7.56       7.79       8.84       --
ProFund VP Rising
 Rates Opportunity          5.19       8.52       9.14       8.44       9.32      10.64       --
ProFund VP UltraBull        5.43      16.94      17.09      14.12      14.00      12.15       --
The Universal Institu-
 tional Funds, Inc.
 Global Value Equity        8.66      14.71      14.03      11.77      11.32      10.14      7.99
--------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------
                                                    Units Outstanding
                           -----------------------------------------------------------------------
                           Dec.      Dec.       Dec.        Dec.        Dec.       Dec.      Dec.
                           31,       31,        31,         31,         31,        31,       31,
         Option 2          2008      2007       2006        2005        2004       2003     2002
--------------------------------------------------------------------------------------------------
PIMCO StocksPLUS
 Growth and Income      742,682   939,235   1,070,862   1,141,027   1,163,909   831,746   385,722
ProFund VP Bear          61,612     2,003     3,098       4,277       4,994       1,052       --
ProFund VP Rising
 Rates Opportunity       52,767    75,763    98,446     116,343     135,919      85,507       --
ProFund VP UltraBull     66,255    98,376    94,866     116,832     118,709      66,123       --
The Universal Institu-
 tional Funds, Inc.
 Global Value Equity    147,450   173,282   200,547     242,058     239,554     181,040   67,913
--------------------------------------------------------------------------------------------------



B-4 Appendix B: Condensed financial information

    To receive this document electronically, sign up for e-delivery today at
                           www.axa-equitable.com/green




--------------------------------------------------------------------------------------------------------
                                                             Unit Value
                            ----------------------------------------------------------------------------
                              Dec.       Dec.        Dec.        Dec.        Dec.        Dec.        Dec.
                              31,        31,         31,         31,         31,         31,         31,
          Option 3           2008        2007        2006        2005        2004        2003       2002
--------------------------------------------------------------------------------------------------------
AIM V.I. Financial
 Services                  $  4.12    $  10.39    $  13.68    $  12.02    $  11.63    $  10.95    $  8.65
AIM V.I. Global Health
 Care                         8.64       12.39       11.35       11.04       10.45        9.94       7.96
AIM V.I. Technology           5.55       10.25        9.74        9.03        9.04        8.65       6.59
All Asset Allocation          7.82       11.50       11.26       10.46       10.19        9.60       8.13
AXA Aggressive
 Allocation                   5.91        9.95          --          --          --          --         --
AXA Conservative
 Allocation                   8.94       10.28          --          --          --          --         --
AXA Conservative-Plus
 Allocation                   7.99       10.15          --          --          --          --         --
AXA Moderate
 Allocation                   7.49       10.15          --          --          --          --         --
AXA Moderate-Plus
 Allocation                   6.71       10.07          --          --          --          --         --
EQ/AllianceBernstein
 Small Cap Growth             6.72       12.40          --          --          --          --         --
EQ/BlackRock Basic
 Value Equity                 7.36       11.88       12.02       10.18          --          --         --
EQ/Boston Advisors
 Equity Income                8.90       13.46       13.29       11.73       11.30        9.82       7.93
EQ/Calvert Socially
 Responsible                  6.25       11.68       10.66       10.37          --          --         --
EQ/Capital Guardian
 Research                     8.04       13.61          --          --          --          --         --
EQ/GAMCO Mergers
 and Acquisitions            10.18       12.10       11.98       10.93       10.71       10.40         --
EQ/GAMCO Small
 Company Value               12.45       18.38       17.21       14.83       14.55       12.32       9.18
EQ/Government
 Securities                  10.76       10.64       10.21       10.09       10.20       10.30      10.37
EQ/JPMorgan Core
 Bond                        11.49       12.88       12.76          --          --          --         --
EQ/Large Cap Value
 PLUS                         6.46       11.60          --          --          --          --         --
EQ/Long Term Bond            13.15       12.79       12.16       12.20       12.12       11.50      11.23
EQ/Lord Abbett Growth
 and Income                   8.23       13.25       13.08          --          --          --         --
EQ/Lord Abbett Mid
 Cap Value                    8.49       14.21       14.43          --          --          --         --
EQ/Mid Cap Index              7.88       15.87       15.00          --          --          --         --
EQ/Money Market              10.53       10.53       10.27       10.04          --          --         --
EQ/Montag & Caldwell
 Growth                       7.56       11.53        9.77        9.27        9.00        8.85       7.74
EQ/PIMCO Real Return         10.88       11.61       10.67       10.87       11.05       10.79      10.46
EQ/Short Duration Bond        9.76       10.20        9.92        9.77        9.86        9.93         --
EQ/Small Company
 Index                       10.84       16.80          --          --          --          --         --
EQ/UBS Growth and
 Income                       7.40       12.63       12.79       11.47       10.78        9.74       7.82
EQ/Van Kampen Emerg-
 ing Markets Equity          15.31       36.66       26.37          --          --          --         --
EQ/Van Kampen Mid
 Cap Growth                   5.42       10.50          --          --          --          --         --
EQ/Van Kampen Real
 Estate                      12.82       21.40          --          --          --          --         --
Franklin Income
 Securities                  10.45       15.21       15.01       13.00       13.09       11.77         --
Franklin Rising Divi-
 dends Securities             9.74       13.68       14.39       12.58       12.45       11.49         --
Franklin Zero Coupon
 2010                        10.83       10.34        9.77        9.76        9.86        9.67         --
Janus Aspen Forty            10.17       18.69       14.01       13.14       11.95       10.37       8.83
Janus Aspen Interna-
 tional Growth               12.91       27.66       22.12       15.44       11.98       10.34       7.86
MFS(R) Utilities Series      14.93       24.52       19.63       15.31       13.41       10.55       7.94
Multimanager High
 Yield                       10.30       13.76       13.62          --          --          --         --
Multimanager Small
 Cap Growth                   6.71       11.86       11.72       10.88       10.35        9.42       7.84
Oppenheimer Global
 Securities Fund/VA          11.05       18.97       18.31       15.87       14.33       12.34         --
PIMCO Global Bond
 (Unhedged)                  13.90       14.35       13.39       13.10       14.36       13.29      11.89
--------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------
                                                        Units Outstanding
                            ----------------------------------------------------------------------------
                             Dec.      Dec.        Dec.         Dec.         Dec.       Dec.      Dec.
                             31,       31,         31,          31,          31,        31,       31,
          Option 3           2008      2007       2006         2005         2004        2003      2002
--------------------------------------------------------------------------------------------------------
AIM V.I. Financial
 Services                  79,897    83,028       85,887       93,977       91,928    58,614    19,438
AIM V.I. Global Health
 Care                     110,759   128,499      141,522      160,443      165,597   117,180    31,890
AIM V.I. Technology        42,232    41,117       60,685       61,622       68,906    40,774    15,037
All Asset Allocation      216,521   254,235      279,059      304,351      329,211   264,065   130,971
AXA Aggressive
 Allocation                17,830    34,138           --           --           --        --        --
AXA Conservative
 Allocation                 5,709         -           --           --           --        --        --
AXA Conservative-Plus
 Allocation                15,344     8,553           --           --           --        --        --
AXA Moderate
 Allocation                88,659    50,097           --           --           --        --        --
AXA Moderate-Plus
 Allocation                91,336   101,843           --           --           --        --        --
EQ/AllianceBernstein
 Small Cap Growth         119,708   118,648           --           --           --        --        --
EQ/BlackRock Basic
 Value Equity             225,245   249,281       66,466       55,843           --        --        --
EQ/Boston Advisors
 Equity Income            285,462   340,231      393,271      450,085      443,355   210,340    85,624
EQ/Calvert Socially
 Responsible               27,274    30,193       25,282       27,434           --        --        --
EQ/Capital Guardian
 Research                  75,551    88,898           --           --           --        --        --
EQ/GAMCO Mergers
 and Acquisitions         100,229   110,532      147,362      152,240      142,384    19,602        --
EQ/GAMCO Small
 Company Value            457,808   555,475      655,604      745,939      771,937   570,622   312,519
EQ/Government
 Securities               495,944   595,223      680,996      777,581      828,111   590,395   262,000
EQ/JPMorgan Core
 Bond                     554,830   659,415      491,298           --           --        --        --
EQ/Large Cap Value
 PLUS                      85,550   104,475           --           --           --        --        --
EQ/Long Term Bond         173,084   202,074      227,964      260,871      285,396   210,470    71,683
EQ/Lord Abbett Growth
 and Income               457,511   524,111      547,148           --           --        --        --
EQ/Lord Abbett Mid
 Cap Value                262,142   312,404      367,021           --           --        --        --
EQ/Mid Cap Index          447,586   513,390      478,745           --           --        --        --
EQ/Money Market           542,948   644,650      485,349      525,734           --        --        --
EQ/Montag & Caldwell
 Growth                   616,988   740,646    1,028,742    1,254,424    1,231,095   903,450   322,138
EQ/PIMCO Real Return      150,857   119,459      140,823      163,210      172,435   132,055    58,455
EQ/Short Duration Bond     63,239    60,197       69,708       74,108       83,235    22,399        --
EQ/Small Company
 Index                     89,275    94,407           --           --           --        --        --
EQ/UBS Growth and
 Income                   178,458   212,333      272,190      284,955      288,655   205,585   116,862
EQ/Van Kampen Emerg-
 ing Markets Equity       119,794   131,877      158,960           --           --        --        --
EQ/Van Kampen Mid
 Cap Growth               387,830   462,277           --           --           --        --        --
EQ/Van Kampen Real
 Estate                   123,757   164,652           --           --           --        --        --
Franklin Income
 Securities               516,649   639,433      136,586      130,576      149,633    53,664        --
Franklin Rising Divi-
 dends Securities         121,162   130,496      150,943      129,608      127,851    25,163        --
Franklin Zero Coupon
 2010                      31,851    35,889       27,646        6,858        9,328     1,181        --
Janus Aspen Forty         142,574   157,757      141,545      137,929      133,787   103,426    40,704
Janus Aspen Interna-
 tional Growth            442,783   518,962      580,743      582,650      605,704   443,160   191,763
MFS(R) Utilities Series    99,733   110,435      114,401      123,861      108,933    53,404    13,481
Multimanager High
 Yield                    172,340   211,992      247,892           --           --        --        --
Multimanager Small
 Cap Growth               298,509   365,192      428,335      462,017      484,221   381,741   174,101
Oppenheimer Global
 Securities Fund/VA       151,724   179,536      193,323      212,652      206,632    53,888        --
PIMCO Global Bond
 (Unhedged)               161,765   170,551      195,938      229,087      267,365   194,076    50,418
--------------------------------------------------------------------------------------------------------


                                 Appendix B: Condensed financial information B-5

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                           www.axa-equitable.com/green




--------------------------------------------------------------------------------------------------
                                                        Unit Value
                            ----------------------------------------------------------------------
                            Dec.       Dec.       Dec.       Dec.       Dec.       Dec.      Dec.
                            31,        31,        31,        31,        31,        31,       31,
         Option 3           2008      2007       2006       2005       2004       2003       2002
--------------------------------------------------------------------------------------------------
PIMCO StocksPLUS
 Growth and Income          7.51      13.41      12.84      11.45      11.33      10.46      8.21
ProFund VP Bear             8.23       6.02       6.13       6.78       7.04       8.03       --
ProFund VP Rising
 Rates Opportunity          5.00       8.25       8.91       8.28       9.20      10.57       --
ProFund VP UltraBull        5.94      18.67      18.95      15.77      15.73      13.74       --
The Universal Institu-
 tional Funds, Inc.
 Global Value Equity        8.24      14.10      13.54      11.43      11.06       9.98      7.92
--------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------
                                                   Units Outstanding
                           -----------------------------------------------------------------------
                           Dec.      Dec.      Dec.       Dec.        Dec.       Dec.      Dec.
                           31,       31,       31,        31,         31,        31,       31,
         Option 3          2008      2007      2006       2005        2004       2003     2002
--------------------------------------------------------------------------------------------------
PIMCO StocksPLUS
 Growth and Income      646,671   779,744   913,779   1,006,494   1,110,751   759,947   238,004
ProFund VP Bear          20,500     6,114    10,309    12,635      12,064       5,843       --
ProFund VP Rising
 Rates Opportunity       40,075    56,817   106,074   120,988     155,028      47,641       --
ProFund VP UltraBull    196,300   132,356   144,606   178,819     221,408     131,565       --
The Universal Institu-
 tional Funds, Inc.
 Global Value Equity     95,468   106,061   142,928   137,508     138,208     107,025   96,503
--------------------------------------------------------------------------------------------------


B-6 Appendix B: Condensed financial information

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                           www.axa-equitable.com/green


Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS

MAY 1, 2009



--------------------------------------------------------------------------------
Item                                                                   Page
--------------------------------------------------------------------------------
Additional information about the Company..............................  2
About our independent registered public accounting firm...............  2
Sale of the contracts.................................................  2
Federal tax status....................................................  2
Financial statements..................................................  4
--------------------------------------------------------------------------------

If you would like to receive a copy of the MONY America Variable Account A Statement of Additional Information, please return this request to:

MONY Life Insurance Company of America
Policyholder Services
100 Madison Street
Syracuse, New York 13202
1-800-487-6669

www.axaonline.com

Your name -------------------------------------------------

Address -------------------------------------------------

City --------------------------- State ---------------- Zip ----------------

Please send me a copy of the MONY Variable Account A Statement of Additional Information.






                                                                           X2479

                                                                          MLA-VA

MONY Variable Annuity
MONY America Variable Account A

STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2009


INDIVIDUAL FLEXIBLE PAYMENT
VARIABLE ANNUITY CONTRACT


--------------------------------------------------------------------------------


This Statement of Additional Information is not a prospectus, but it relates to, and should be read in conjunction with, the prospectus dated May 1, 2009 for the Individual Flexible Payment Variable Annuity Contract ("Contract") issued by MONY Life Insurance Company of America ("Company"). The prospectus is available, at no charge, by writing the Company at Policyholder Services, 100 Madison Street, Syracuse, New York 13202 or by calling 1-800-487-6669, or by accessing the SEC's website at www.sec.gov.



Table of contents
Additional information about the Company                 2
About our independent registered public accounting firm  2
Sale of the Contracts                                    2
Federal tax status                                       2
Financial statements                                     4


                                   Issued by
                        MONY America Variable Account A
                                      and
                     MONY Life Insurance Company of America
                          1290 Avenue of the Americas
                             New York, N.Y. 10104



                                                                          x02479
                                                                          MLA-VA

ADDITIONAL INFORMATION ABOUT THE COMPANY


MONY LIFE INSURANCE COMPANY OF AMERICA

We are MONY Life Insurance Company of America (the "Company"), an Arizona stock life insurance corporation organized in 1969. The Company is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA SA ("AXA"). AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of the Company, and under its other arrangements with the Company and its parent, AXA exercises significant influence over the operations and capital structure of the Company and its parent. AXA holds its interest in the Company through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings Inc. and AXA Equitable Financial Services, LLC, and MONY Life Insurance Company, a life insurance company. The Company is obligated to pay all amounts that are promised to be paid under the Contracts. No company other than the Company, however, has any legal responsibility to pay amounts that the Company owes under the Contracts.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $543.2 billion in assets as of December 31, 2008. The Company is licensed to sell life insurance and annuities in forty-nine states (not including New
York), the District of Columbia, Puerto Rico and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

AXA Advisors, LLC and AXA Distributors, LLC serve as the principal underwriters of the MONY America Variable Account A and distributor of the Contracts. Prior to June 6, 2005, MONY Securities Corporation served as both the distributor and principal underwriter of the Contracts.

We are subject to regulation by the State of Arizona and regulation by the Commissioner of Insurance in Arizona. We file an annual statement with the State of Arizona, and periodically, the Commissioner of Insurance for the State of Arizona assesses our liabilities and reserves and those of the MONY America Variable Account A and assesses their adequacy. We are also subject to the insurance laws and regulation of other states in which we are licensed to operate.



MONY AMERICA VARIABLE ACCOUNT A

MONY America Variable Account A is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"), and meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management of investment practices or policies by the SEC.


ABOUT OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The audited financial statements for each of the subaccounts of MONY America Variable Account A and the Company included in this Statement of Additional Information, which is a part of the Registration Statement, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, as indicated in their reports herein. These financial statements are included in reliance upon the authority of said firm as experts in accounting and auditing. PricewaterhouseCoopers LLP's office is located at 300 Madison Avenue, New York, New York, 10017.


SALE OF THE CONTRACTS

The Distributors receive fees for the sale of variable annuity contracts. The Distributors received compensation with respect to the policies offered through MONY America Variable Account A in the following amounts during the periods indicated:



--------------------------------------------------------------------------------
                                         Aggregate Amount of
                                       Commissions Retained
                                        by the Distributors
                                      After Payments to their
                Aggregate Amount of         Registered
    Fiscal      Commissions Paid to      Persons and Other
     Year        the Distributors*    Selling Broker-Dealers
--------------------------------------------------------------------------------
     2006           $ 8,020,622                 N/A
     2007           $ 5,373,268                 N/A
     2008           $ 5,878,735                 N/A
--------------------------------------------------------------------------------



* Includes sales compensation paid to registered persons of the Distributors. Also, in fiscal years 2006, 2007 and 2008, these payments were made to the Distributors.


Please see your Prospectus for detailed information regarding the distribution of the Contracts.


FEDERAL TAX STATUS


INTRODUCTION

The Contract is designed for use to fund retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code (the "Code"). The ultimate effect of federal income taxes on the Contract value, on annuity payments, and on the economic benefit to the Owner, Annuitant, or Beneficiary depends on the type of retirement plan for which the Contract is purchased and upon the tax and employment status of the individual concerned. The discussion contained herein is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion herein is based upon the Company's understanding of current federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of those current federal income tax laws or of the current interpretations by the Internal Revenue Service.


TAXATION OF ANNUITIES IN GENERAL

Section 72 of the Code governs taxation of annuities in general. Except in the case of certain corporate and other non-individual Owners, there are no income taxes on increases in the value of a Contract until a distribution occurs, in the form of a full surrender, a partial surrender or withdrawal, a death benefit, an assignment or gift of the Contract, or as annuity payments.


SURRENDERS, DEATH BENEFITS, ASSIGNMENTS AND GIFTS

An Owner who fully surrenders his or her Contract is taxed on the portion of the payment that exceeds his or her cost basis in the Contract.

For Non-Qualified Contracts, the cost basis is generally the amount of the Purchase Payments made for the Contract, and the taxable portion of the surrender payment is taxed as ordinary income. For Qualified Contracts, the cost basis is generally zero, except to the extent of after-tax contributions, and the taxable portion of the surrender payment is generally taxed as ordinary income. A Beneficiary entitled to receive a lump sum death benefit upon the death of the Annuitant is taxed on the portion of the amount that exceeds the Owner's cost basis in the Contract. If the Beneficiary elects to receive annuity payments within 60 days of the Annuitant's death, different tax rules apply. (See "Annuity payments" below.)

Partial surrenders or withdrawals received under Non-Qualified Contracts prior to annuitization are first included in gross income to the extent Fund Value exceeds Purchase Payments, less prior nontaxable distributions, and the balance is treated as a nontaxable return of principal to the Owner. For partial surrenders under a Qualified Contract, payments are generally prorated between taxable income and non-taxable return of investment.

Because of the cost basis of Qualified Contracts generally being zero, partial surrender amounts will generally be fully taxed as ordinary income.

An Owner who assigns or pledges a Non-Qualified Contract is treated as if he or she had received the amount assigned or pledged and thus is subject to taxation under the rules applicable to surrenders. An Owner who gives away the Contract (i.e., transfers it without full and adequate consideration) to anyone other than his or her spouse (or ex-spouse pursuant to divorce settlement) is treated for income tax purposes as if he or she had fully surrendered the Contract.


ANNUITY PAYMENTS

The non-taxable portion of each annuity payment is determined by an "exclusion ratio" formula which establishes the ratio that the cost basis of the Contract bears to the total expected value of annuity payments for the term of the annuity. The remaining portion of each payment is taxable. Such taxable portion is taxed at ordinary income rates. For Qualified Contracts, the cost basis is generally zero. With annuity payments based on life contingencies, the payments will become fully taxable once the Annuitant lives longer than the life expectancy used to calculate the non-taxable portion of the prior payments. Conversely, a tax deduction in the taxable year, equal to the unrecovered cost basis, is available if the Annuitant does not live to life expectancy.


PENALTY TAX

Payments received by Owners, Annuitants, and Beneficiaries under both Qualified and Non-Qualified Contracts may be subject to both ordinary income taxes and a penalty tax equal to 10 percent of the amount received that is includable in income. The penalty is not imposed on amounts received: (a) after the taxpayer attains age 591/2; (b) in a series of substantially equal annual or more frequent payments made for life or life expectancy following separation from service; (c) after the death of the Owner (or, where the Owner is not a human being, the death of the Annuitant); (d) if the taxpayer is totally disabled;
(e) upon early retirement under the plan after the taxpayer's attainment of age 55; (f) pursuant to a Qualified Domestic Relations Order; or (g) which are used for certain medical care expenses. Exceptions (e) and (f) do not apply to Individual Retirement Accounts and Annuities and exceptions (e), (f) and (g) do not apply to Non-Qualified Contracts. An additional exception for Non-Qualified Contracts is amounts allocable to investment in the Contract before August 16, 1982. Additional exceptions for Individual Retirement Accounts and Annuities are available for payment of medical insurance by a person receiving unemployment compensation, for first home purchases and for eligible higher education expenses.


INCOME TAX WITHHOLDING

The Company generally is required to withhold federal and, where applicable, state income taxes on taxable amounts paid under the Contract unless the recipient elects not to have withholding apply. The Company will notify recipients of their right to elect not to have withholding apply.

Additionally, distributions of plan benefits from qualified retirement plans, other than traditional individual retirement arrangements ("traditional IRAs"), generally will be subject to mandatory federal income tax withholding unless they are:

1. Part of a series of substantially equal periodic payments (at least annually) for the participant's life or life expectancy, the joint lives or life expectancies of the participant and his/her beneficiary, or a period certain of not less than 10 years,


2. A required minimum distribution (suspended for calendar year 2009 only); or


3. A "hardship" distribution.

Such withholding will apply even if the distribution is rolled over into another eligible retirement plan, including a traditional IRA. The withholding can be avoided if the participant's interest is directly rolled over by the old plan to another eligible retirement plan, including a traditional IRA. A direct rollover to the new plan can be made only in accordance with the terms of the old plan.


INVESTMENT DIVERSIFICATION AND INVESTOR CONTROL

The Funds are designed to be managed to meet the diversification requirements applicable to nonqualified variable contracts under Treasury Regulations as those requirements may change from time to time. The Company intends to satisfy those requirements so that the Contract will be treated as an annuity contract for tax purposes.

Under certain circumstances, the IRS has stated that a nonqualified variable contract owner could be treated as the owner (for tax purposes) of the assets of MONY America Variable Account A. In such a case the contract owner would be taxed on income and gains attributable to the shares of the underlying Funds.

The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, the contract owner could control the underlying investment portfolios of MONY America Variable Account A. The IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to choose among the portfolios, and must have no right to direct the particular investment decisions within the portfolios.

The Company believes that, under current IRS guidance, the contract owner would not be treated as the owner of the assets of MONY America Variable Account A. However, there are some issues that remain unclear. For example, the IRS has not issued any guidance as to whether having a large number of underlying investment portfolios available, or an unlimited right to transfer among them, could cause the contract owner to be treated as the separate account asset owner. We do not know whether the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to a Contract. Furthermore, the IRS could reverse its current guidance at any time. The Company, however, has reserved certain rights to alter the Contract and investment alternatives so as to comply with such regulations or revenue rulings. The Company reserves the right to modify the Contract as necessary to prevent the Owner from being treated as the owner of the assets of MONY America Variable Account A.


QUALIFIED PLANS

The Contract is designed for use with several types of Qualified Retirement Plans. The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself.

Federal income tax rules prescribe how a retirement plan qualifies for tax-favored status and set requirements for plan features, including: participation and coverage; nondiscrimination; vesting and funding; and limits on contributions, distributions and benefits. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans as well as Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract issued in connection therewith. Following are brief descriptions of the various types of Qualified Plans and of the use of the Contract in connection therewith. Purchasers of the Contract should seek competent advice concerning the terms and conditions of the particular Qualified Plan and use of the Contract with that plan.


TAX-SHELTERED ANNUITIES

Section 403(b) of the Code permits employers of public school employees and employees of certain types of charitable organizations specified in Section 501(c)(3) of the Code and certain educational organizations to purchase annuity contracts on behalf of their employees and, subject to certain contribution limitations, exclude the amount of Purchase Payments from gross income for tax purposes. However, such Purchase Payments may be subject to Social Security
(FICA) taxes. These annuity contracts are commonly referred to as "Tax-Sheltered Annuities." Effective January 1, 1989, the Contracts have been withdrawn from sale to Qualified Plans which intend to qualify for federal income tax advantages under Section 403(b).

H.R. 10 PLANS

"H.R. 10" or "Keogh" plans permit self-employed individuals to establish Qualified Plans for themselves and their employees. The tax consequences to participants under such plans depend upon the terms of the plan. In order to establish such a plan, a plan document, usually in prototype form pre-approved by the Internal Revenue Service, is adopted and implemented by the employer.


INDIVIDUAL RETIREMENT ACCOUNTS AND ANNUITIES

Section 408 of the Code permits eligible individuals to contribute to individual retirement arrangements known as "Individual Retirement Accounts" and "Individual Retirement Annuities." There are Traditional, Roth and SIMPLE IRAs, each providing its own special treatment and subject to its own special rules. Employers may make contributions to IRAs by establishing Simplified Employee Pension ("SEP") plans or SIMPLE IRA plans.


CORPORATE PENSION AND PROFIT-SHARING PLANS

Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of the Contract to provide benefits under the plans.


CERTAIN GOVERNMENTAL ENTITIES

Section 457 of the Code permits certain governmental entities and tax-exempt organizations to establish deferred contribution plans. Such deferred contribution plans may permit the purchase of the Contract to provide benefits under the plans.


FINANCIAL STATEMENTS

The financial statements of the Company should be distinguished from the financial statements of MONY America Variable Account A. The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts and should not be considered as bearing on the investment performance of the assets held in MONY America Variable Account A.

FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS

INDEX TO FINANCIAL STATEMENTS

With respect to MONY America Variable Account A
 Report of Independent Registered Public Accounting Firm ...............       2
 Statements of Assets and Liabilities, December 31, 2008 ...............     F-3
 Statements of Operations for the Year Ended December 31, 2008 .........    F-21
 Statements of Changes in Net Assets for the Years Ended
  December 31, 2008 and December 31, 2007 ..............................    F-30
 Notes to Financial Statements..........................................    F-46


With respect to MONY Life Insurance Company of America:
 Report of Independent Registered Public Accounting Firm................    F-1
 Balance Sheets, December 31, 2008 and 2007.............................    F-2
 Statements of Earnings, Years Ended December 31, 2008, 2007
  and 2006..............................................................    F-3
 Statements of Shareholder's Equity and Comprehensive (Loss) Income,
  Years Ended December 31, 2008, 2007 and 2006 .........................    F-4
 Statements of Cash Flows, Years Ended December 31, 2008, 2007
  and 2006..............................................................    F-5
 Notes to Financial Statements..........................................    F-6


                                     FSA-1

--------------------------------------------------------------------------------

            Report of Independent Registered Public Accounting Firm


To the Board of Directors of
MONY Life Insurance Company of America and the
Contractowners of Subaccounts of MONY America Variable Account A


In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Subaccounts of MONY America Variable Account A listed in Note 1 at December 31, 2008, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of MONY Life Insurance Company of America's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2008, by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York

April 9, 2009

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2008


                                                                                   AIM V.I.
                                                                 AIM V.I.            Global     AIM V.I.
                                                            Financial Services    Health Care  Technology
                                                           --------------------  ------------- ------------
Assets:
Shares held in respective Funds...........................         201,240          223,124        91,803
                                                                ----------       ----------    ----------
Investments at cost.......................................      $2,410,584       $3,847,634    $1,170,560
                                                                ----------       ----------    ----------
Investment in respective Funds, at net asset value........      $  829,110       $2,782,361    $  769,306
Amount due from MONY America..............................              --               --            --
Amount due from respective Funds..........................              40            4,356            35
                                                                ----------       ----------    ----------
  Total assets............................................      $  829,150       $2,786,717    $  769,341
                                                                ==========       ==========    ==========
Liabilities:
Amount due to MONY America................................              39            4,356            35
Amount due to respective funds............................              --               --            --
                                                                ----------       ----------    ----------
  Total liabilities.......................................              39            4,356            35
                                                                ----------       ----------    ----------
Net Assets................................................      $  829,111       $2,782,361    $  769,306
                                                                ==========       ==========    ==========
Net Assets:
Accumulation Units........................................      $  829,111       $2,782,346    $  769,303
Retained by MONY America in Separate Account A...........               --               15             3
                                                                ----------       ----------    ----------
Total Net Assets..........................................      $  829,111       $2,782,361    $  769,306
                                                                ==========       ==========    ==========



                                                                               AXA           AXA               AXA
                                                              All Asset     Aggressive   Conservative   Conservative-Plus
                                                              Allocation    Allocation    Allocation       Allocation
                                                           --------------- ------------  ------------   ------------------
Assets:
Shares held in respective Funds...........................    11,427,481       172,741       345,784          425,660
                                                            ------------    ----------    ----------       ----------
Investments at cost.......................................  $256,820,042    $2,196,684    $3,546,196       $4,306,258
                                                            ------------    ----------    ----------       ----------
Investment in respective Funds, at net asset value........  $157,228,168    $1,408,245    $3,157,994       $3,717,801
Amount due from MONY America..............................            --            --            --               --
Amount due from respective Funds..........................       120,383            59        20,284              147
                                                            ------------    ----------    ----------       ----------
  Total assets............................................  $157,348,551    $1,408,304    $3,178,278       $3,717,948
                                                            ============    ==========    ==========       ==========
Liabilities:
Amount due to MONY America................................       120,383            59        20,284              137
Amount due to respective funds............................            --            --            --               --
                                                            ------------    ----------    ----------       ----------
  Total liabilities.......................................       120,383            59        20,284              137
                                                            ------------    ----------    ----------       ----------
Net Assets................................................  $157,228,168    $1,408,245    $3,157,994       $3,717,811
                                                            ============    ==========    ==========       ==========
Net Assets:
Accumulation Units........................................  $157,225,804    $1,408,205    $3,157,866       $3,717,810
Retained by MONY America in Separate Account A...........          2,364            40           128                1
                                                            ------------    ----------    ----------       ----------
Total Net Assets..........................................  $157,228,168    $1,408,245    $3,157,994       $3,717,811
                                                            ============    ==========    ==========       ==========

------------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                                                AXA
                                                            AXA Moderate   Moderate-Plus     Dreyfus Stock
                                                             Allocation      Allocation    Index Fund, Inc.
                                                           -------------- --------------- ------------------
Assets:
Shares held in respective Funds...........................      932,578         609,192           868,140
                                                            -----------      ----------       -----------
Investments at cost.......................................  $13,779,885      $7,241,106       $26,156,931
                                                            -----------      ----------       -----------
Investment in respective Funds, at net asset value........  $10,962,540      $5,338,459       $19,949,853
Amount due from MONY America..............................           --              --                --
Amount due from respective Funds..........................       17,244             204             9,225
                                                            -----------      ----------       -----------
  Total assets............................................  $10,979,784      $5,338,663       $19,959,078
                                                            ===========      ==========       ===========
Liabilities:
Amount due to MONY America................................       17,244             204             9,225
Amount due to respective funds............................           --              --                --
                                                            -----------      ----------       -----------
  Total liabilities.......................................       17,244             204             9,225
                                                            -----------      ----------       -----------
Net Assets................................................  $10,962,540      $5,338,459       $19,949,853
                                                            ===========      ==========       ===========
Net Assets:
Accumulation Units........................................  $10,962,296      $5,338,308       $19,942,232
Retained by MONY America in Separate Account A...........           244             151             7,621
                                                            -----------      ----------       -----------
Total Net Assets..........................................  $10,962,540      $5,338,459       $19,949,853
                                                            ===========      ==========       ===========

                                                            EQ/AllianceBernstein   EQ/BlackRock                     EQ/Boston
                                                                  Small Cap         Basic Value      EQ/Bond        Advisors
                                                                   Growth             Equity          Index      Equity Income *
                                                           ---------------------- -------------- -------------- ----------------
Assets:
Shares held in respective Funds...........................          262,007            933,883      1,573,762        5,177,897
                                                                 ----------        -----------      ---------        ---------
Investments at cost.......................................       $3,981,193        $14,535,626    $16,558,211      $32,522,283
                                                                 ----------        -----------    -----------      -----------
Investment in respective Funds, at net asset value........       $2,378,784        $ 9,049,092    $16,089,431      $22,134,283
Amount due from MONY America..............................               --                 --             --               --
Amount due from respective Funds..........................              112             10,177         67,513           50,970
                                                                 ----------        -----------    -----------      -----------
  Total assets............................................       $2,378,896        $ 9,059,269    $16,156,944      $22,185,253
                                                                 ==========        ===========    ===========      ===========
Liabilities:
Amount due to MONY America................................              112             10,177         67,513           50,970
Amount due to respective funds............................               --                 --             --               --
                                                                 ----------        -----------    -----------      -----------
  Total liabilities.......................................              112             10,177         67,513           50,970
                                                                 ----------        -----------    -----------      -----------
Net Assets................................................       $2,378,784        $ 9,049,092    $16,089,431      $22,134,283
                                                                 ==========        ===========    ===========      ===========
Net Assets:
Accumulation Units........................................       $2,378,765        $ 9,049,019    $16,089,362      $22,134,027
Retained by MONY America in Separate Account A...........                19                 73             69              256
                                                                 ----------        -----------    -----------      -----------
Total Net Assets..........................................       $2,378,784        $ 9,049,092    $16,089,431      $22,134,283
                                                                 ==========        ===========    ===========      ===========
------------
*  Denotes multiple share classes held by the respective fund.
   A........................................................                                                            81,101
   B........................................................                                                         5,096,796

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                              EQ/Calvert    EQ/Capital   EQ/Caywood-Scholl
                                                               Socially      Guardian        High Yield
                                                            Responsible *    Research           Bond
                                                           --------------- ------------ -------------------
Assets:
Shares held in respective Funds...........................       428,871       754,737        5,994,173
                                                              ----------    ----------        ---------
Investments at cost.......................................    $3,428,674    $9,512,496      $26,885,974
                                                              ----------    ----------      -----------
Investment in respective Funds, at net asset value........    $2,116,096    $6,126,245      $19,402,036
Amount due from MONY America..............................            --            --               --
Amount due from respective Funds..........................           118         7,876           31,775
                                                              ----------    ----------      -----------
  Total assets............................................    $2,116,214    $6,134,121      $19,433,811
                                                              ==========    ==========      ===========
Liabilities:
Amount due to MONY America................................           118         7,876           31,775
Amount due to respective funds............................            --            --               --
                                                              ----------    ----------      -----------
  Total liabilities.......................................           118         7,876           31,775
                                                              ----------    ----------      -----------
Net Assets................................................    $2,116,096    $6,126,245      $19,402,036
                                                              ==========    ==========      ===========
Net Assets:
Accumulation Units........................................    $2,116,064    $6,118,396      $19,401,803
Retained by MONY America in Separate Account A...........             32         7,849              233
                                                              ----------    ----------      -----------
Total Net Assets..........................................    $2,116,096    $6,126,245      $19,402,036
                                                              ==========    ==========      ===========
-----------
*  Denotes multiple share classes held by the respective fund.
   A........................................................    289,667
   B........................................................    139,204


                                                              EQ/GAMCO        EQ/GAMCO
                                                             Mergers and   Small Company   EQ/Government   EQ/International
                                                            Acquisitions       Value         Securities         Growth
                                                           -------------- --------------- --------------- -----------------

Assets:
Shares held in respective Funds...........................      597,025       5,661,456       3,975,275        3,529,715
                                                             ----------       ---------       ---------        ---------
Investments at cost.......................................   $7,281,688    $142,254,237     $44,682,104      $20,085,012
                                                             ----------    ------------     -----------      -----------
Investment in respective Funds, at net asset value........   $6,001,852    $118,739,552     $43,168,302      $14,808,596
Amount due from MONY America..............................           --              --              --               --
Amount due from respective Funds..........................       12,041          52,831         148,663           14,060
                                                             ----------    ------------     -----------      -----------
  Total assets............................................   $6,013,893    $118,792,383     $43,316,965      $14,822,656
                                                             ==========    ============     ===========      ===========
Liabilities:
Amount due to MONY America................................       12,041          52,831         148,663           14,060
Amount due to respective funds............................           --              --              --               --
                                                             ----------    ------------     -----------      -----------
  Total liabilities.......................................       12,041          52,831         148,663           14,060
                                                             ----------    ------------     -----------      -----------
Net Assets................................................   $6,001,852    $118,739,552     $43,168,302      $14,808,596
                                                             ==========    ============     ===========      ===========
Net Assets:
Accumulation Units........................................   $6,001,812    $118,734,421     $43,167,814      $14,808,449
Retained by MONY America in Separate Account A...........            40           5,131             488              147
                                                             ----------    ------------     -----------      -----------
Total Net Assets..........................................   $6,001,852    $118,739,552     $43,168,302      $14,808,596
                                                             ==========    ============     ===========      ===========

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                            EQ/JPMorgan   EQ/Large Cap      EQ/Long
                                                             Core Bond     Value PLUS      Term Bond
                                                           ------------- -------------- --------------
Assets:
Shares held in respective Funds...........................    4,293,393       733,075      2,393,728
                                                            -----------   -----------    -----------
Investments at cost.......................................  $48,300,434   $10,659,017    $32,828,116
                                                            -----------   -----------    -----------
Investment in respective Funds, at net asset value........  $40,179,614   $ 5,684,986    $32,468,879
Amount due from MONY America..............................           --            --             --
Amount due from respective Funds..........................       48,000           214         60,633
                                                            -----------   -----------    -----------
  Total assets............................................  $40,227,614   $ 5,685,200    $32,529,512
                                                            ===========   ===========    ===========
Liabilities:
Amount due to MONY America................................       48,000           214         60,633
Amount due to respective funds............................           --            --             --
                                                            -----------   -----------    -----------
  Total liabilities.......................................       48,000           214         60,633
                                                            -----------   -----------    -----------
Net Assets................................................  $40,179,614   $ 5,684,986    $32,468,879
                                                            ===========   ===========    ===========
Net Assets:
Accumulation Units........................................  $40,175,200   $ 5,684,928    $32,468,381
Retained by MONY America in Separate Account A...........         4,414            58            498
                                                            -----------   -----------    -----------
Total Net Assets..........................................  $40,179,614   $ 5,684,986    $32,468,879
                                                            ===========   ===========    ===========


                                                            EQ/Lord Abbett  EQ/Lord Abbett
                                                              Growth and        Mid Cap       EQ/Marsico       EQ/Mid
                                                                Income           Value           Focus        Cap Index
                                                           --------------- ---------------- -------------- --------------
Assets:
Shares held in respective Funds...........................     2,963,930        2,560,818        989,962      2,618,774
                                                             -----------      -----------    -----------    -----------
Investments at cost.......................................   $32,703,426      $28,214,917    $15,422,099    $25,604,299
                                                             -----------      -----------    -----------    -----------
Investment in respective Funds, at net asset value........   $22,317,766      $17,313,479    $10,149,595    $13,083,047
Amount due from MONY America..............................            --               --             --             --
Amount due from respective Funds..........................        41,842           15,832          3,623         14,167
                                                             -----------      -----------    -----------    -----------
  Total assets............................................   $22,359,608      $17,329,311    $10,153,218    $13,097,214
                                                             ===========      ===========    ===========    ===========
Liabilities:
Amount due to MONY America................................        41,842           15,832          3,623         14,127
Amount due to respective funds............................            --               --             --             --
                                                             -----------      -----------    -----------    -----------
  Total liabilities.......................................        41,842           15,832          3,623         14,127
                                                             -----------      -----------    -----------    -----------
Net Assets................................................   $22,317,766      $17,313,479    $10,149,595    $13,083,087
                                                             ===========      ===========    ===========    ===========
Net Assets:
Accumulation Units........................................   $22,317,231      $17,312,794    $10,148,286    $13,083,078
Retained by MONY America in Separate Account A...........            535              685          1,309              9
                                                             -----------      -----------    -----------    -----------
Total Net Assets..........................................   $22,317,766      $17,313,479    $10,149,595    $13,083,087
                                                             ===========      ===========    ===========    ===========

-----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                                           EQ/Montag &
                                                              EQ/Money      Caldwell       EQ/PIMCO
                                                               Market        Growth      Real Return
                                                           ------------- -------------- -------------
Assets:
Shares held in respective Funds...........................   76,283,135    15,768,921      1,979,986
                                                            -----------   -----------    -----------
Investments at cost.......................................  $76,286,390   $96,959,397    $20,594,073
                                                            -----------   -----------    -----------
Investment in respective Funds, at net asset value........  $76,286,571   $69,379,526    $18,383,387
Amount due from MONY America..............................           --            --          1,775
Amount due from respective Funds..........................      129,108        49,118             --
                                                            -----------   -----------    -----------
  Total assets............................................  $76,415,679   $69,428,644    $18,385,162
                                                            ===========   ===========    ===========
Liabilities:
Amount due to MONY America................................      143,179        49,118             --
Amount due to respective funds............................           --            --          1,775
                                                            -----------   -----------    -----------
  Total liabilities.......................................      143,179        49,118          1,775
                                                            -----------   -----------    -----------
Net Assets................................................  $76,272,500   $69,379,526    $18,383,387
                                                            ===========   ===========    ===========
Net Assets:
Accumulation Units........................................  $76,266,962   $69,376,597    $18,382,772
Retained by MONY America in Separate Account A...........         5,538         2,929            615
                                                            -----------   -----------    -----------
Total Net Assets..........................................  $76,272,500   $69,379,526    $18,383,387
                                                            ===========   ===========    ===========

                                                                                             EQ/T. Rowe
                                                               EQ/Short        EQ/Small         Price      EQ/UBS Growth
                                                            Duration Bond   Company Index   Growth Stock    and Income
                                                           --------------- --------------- -------------- --------------
Assets:
Shares held in respective Funds...........................       420,859         704,675      2,960,606      6,861,684
                                                              ----------      ----------    -----------    -----------
Investments at cost.......................................    $4,237,742      $8,010,336    $62,343,237    $38,196,063
                                                              ----------      ----------    -----------    -----------
Investment in respective Funds, at net asset value........    $3,918,322      $4,767,876    $36,684,393    $27,664,396
Amount due from MONY America..............................            --              --             --             --
Amount due from respective Funds..........................           353           7,135         32,870          9,050
                                                              ----------      ----------    -----------    -----------
  Total assets............................................    $3,918,675      $4,775,011    $36,717,263    $27,673,446
                                                              ==========      ==========    ===========    ===========
Liabilities:
Amount due to MONY America................................           353           7,135         32,870          9,050
Amount due to respective funds............................            --              --             --             --
                                                              ----------      ----------    -----------    -----------
  Total liabilities.......................................           353           7,135         32,870          9,050
                                                              ----------      ----------    -----------    -----------
Net Assets................................................    $3,918,322      $4,767,876    $36,684,393    $27,664,396
                                                              ==========      ==========    ===========    ===========
Net Assets:
Accumulation Units........................................    $3,918,277      $4,767,834    $36,684,057    $27,664,014
Retained by MONY America in Separate Account A...........             45              42            336            382
                                                              ----------      ----------    -----------    -----------
Total Net Assets..........................................    $3,918,322      $4,767,876    $36,684,393    $27,664,396
                                                              ==========      ==========    ===========    ===========

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                              EQ/Van Kampen    EQ/Van Kampen
                                                            Emerging Markets      Mid Cap      EQ/Van Kampen
                                                                 Equity            Growth       Real Estate
                                                           ------------------ --------------- ---------------
Assets:
Shares held in respective Funds...........................         900,900        1,474,921       2,761,743
                                                               -----------      -----------     -----------
Investments at cost.......................................     $14,355,602      $21,575,268     $25,660,108
                                                               -----------      -----------     -----------
Investment in respective Funds, at net asset value........     $ 6,887,440      $12,250,934     $13,303,754
Amount due from MONY America..............................              --               --              --
Amount due from respective Funds..........................           4,578           19,242          28,064
                                                               -----------      -----------     -----------
  Total assets............................................     $ 6,892,018      $12,270,176     $13,331,818
                                                               ===========      ===========     ===========
Liabilities:
Amount due to MONY America................................           4,578           19,242          28,064
Amount due to respective funds............................              --               --              --
                                                               -----------      -----------     -----------
  Total liabilities.......................................           4,578           19,242          28,064
                                                               -----------      -----------     -----------
Net Assets................................................     $ 6,887,440      $12,250,934     $13,303,754
                                                               ===========      ===========     ===========
Net Assets:
Accumulation Units........................................     $ 6,881,341      $12,250,737     $13,294,356
Retained by MONY America in Separate Account A...........            6,099              197           9,398
                                                               -----------      -----------     -----------
Total Net Assets..........................................     $ 6,887,440      $12,250,934     $13,303,754
                                                               ===========      ===========     ===========


                                                                              Franklin         Franklin
                                                             Fidelity VIP      Income      Rising Dividends   Franklin Zero
                                                            Contrafund(R)    Securities       Securities       Coupon 2010
                                                           --------------- -------------- ------------------ --------------
Assets:
Shares held in respective Funds...........................     1,823,289      2,968,365           520,884         282,146
                                                             -----------    -----------       -----------      ----------
Investments at cost.......................................   $48,596,755    $48,778,479       $10,064,082      $4,526,715
                                                             -----------    -----------       -----------      ----------
Investment in respective Funds, at net asset value........   $27,951,013    $33,661,257       $ 7,146,524      $4,686,450
Amount due from MONY America..............................            --             --                --          24,556
Amount due from respective Funds..........................        31,023         72,590            22,695              --
                                                             -----------    -----------       -----------      ----------
  Total assets............................................   $27,982,036    $33,733,847       $ 7,169,219      $4,711,006
                                                             ===========    ===========       ===========      ==========
Liabilities:
Amount due to MONY America................................        31,023         72,590            22,695              --
Amount due to respective funds............................            --             --                --          24,556
                                                             -----------    -----------       -----------      ----------
  Total liabilities.......................................        31,023         72,590            22,695          24,556
                                                             -----------    -----------       -----------      ----------
Net Assets................................................   $27,951,013    $33,661,257       $ 7,146,524      $4,686,450
                                                             ===========    ===========       ===========      ==========
Net Assets:
Accumulation Units........................................   $27,950,719    $33,660,914       $ 7,146,481      $4,686,436
Retained by MONY America in Separate Account A...........            294            343                43              14
                                                             -----------    -----------       -----------      ----------
Total Net Assets..........................................   $27,951,013    $33,661,257       $ 7,146,524      $4,686,450
                                                             ===========    ===========       ===========      ==========

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                                                                    Janus Aspen
                                                              Janus Aspen       Janus Aspen           Series
                                                            Series Balanced   Series Forty *   International Growth
                                                           ----------------- ---------------- ----------------------
Assets:
Shares held in respective Funds...........................        997,920           857,903             720,586
                                                              -----------       -----------         -----------
Investments at cost.......................................    $24,300,269       $26,250,772         $27,743,584
                                                              -----------       -----------         -----------
Investment in respective Funds, at net asset value........    $22,852,377       $19,631,229         $18,742,446
Amount due from MONY America..............................             --                --                  --
Amount due from respective Funds..........................         69,034             4,358               4,738
                                                              -----------       -----------         -----------
  Total assets............................................    $22,921,411       $19,635,587         $18,747,184
                                                              ===========       ===========         ===========
Liabilities:
Amount due to MONY America................................         69,034             4,358               4,738
Amount due to respective funds............................             --                --                  --
                                                              -----------       -----------         -----------
  Total liabilities.......................................         69,034             4,358               4,738
                                                              -----------       -----------         -----------
Net Assets................................................    $22,852,377       $19,631,229         $18,742,446
                                                              ===========       ===========         ===========
Net Assets:
Accumulation Units........................................    $22,851,824       $19,630,905         $18,742,349
Retained by MONY America in Separate Account A...........             553               324                  97
                                                              -----------       -----------         -----------
Total Net Assets..........................................    $22,852,377       $19,631,229         $18,742,446
                                                              ===========       ===========         ===========

----------
*  Denotes multiple share classes held by the respective fund.
   Institutional............................................                     558,714
   Service..................................................                     299,189


                                                            Janus Aspen      Janus Aspen
                                                             Series Mid        Series             MFS(R)        Multimanager
                                                             Cap Growth   Worldwide Growth   Utilities Series    High Yield
                                                           ------------- ------------------ ------------------ -------------
Assets:
Shares held in respective Funds...........................      493,304          551,120            388,409       2,592,583
                                                                -------          -------            -------       ---------
Investments at cost.......................................  $18,716,977      $18,674,240        $11,144,213     $13,776,203
                                                            -----------      -----------        -----------     -----------
Investment in respective Funds, at net asset value........  $10,487,645      $10,620,085        $ 7,084,582     $ 9,246,778
Amount due from MONY America..............................           --               --                 --              --
Amount due from respective Funds..........................       11,721           11,216              3,029           9,131
                                                            -----------      -----------        -----------     -----------
  Total assets............................................  $10,499,366      $10,631,301        $ 7,087,611     $ 9,255,909
                                                            ===========      ===========        ===========     ===========
Liabilities:
Amount due to MONY America................................       11,721           11,216              3,029           9,131
Amount due to respective funds............................           --               --                 --              --
                                                            -----------      -----------        -----------     -----------
  Total liabilities.......................................       11,721           11,216              3,029           9,131
                                                            -----------      -----------        -----------     -----------
Net Assets................................................  $10,487,645      $10,620,085        $ 7,084,582     $ 9,246,778
                                                            ===========      ===========        ===========     ===========
Net Assets:
Accumulation Units........................................  $10,487,629      $10,619,878        $ 7,084,514     $ 9,246,697
Retained by MONY America in Separate Account A...........            16              207                 68              81
                                                            -----------      -----------        -----------     -----------
Total Net Assets..........................................  $10,487,645      $10,620,085        $ 7,084,582     $ 9,246,778
                                                            ===========      ===========        ===========     ===========

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                            Multimanager      Oppenheimer         PIMCO
                                                              Small Cap    Global Securities   Global Bond
                                                               Growth           Fund/VA         (Unhedged)
                                                           -------------- ------------------- -------------
Assets:
Shares held in respective Funds...........................    3,443,342           843,549        1,437,321
                                                            -----------       -----------      -----------
Investments at cost.......................................  $27,856,522       $27,381,464      $18,099,189
                                                            -----------       -----------      -----------
Investment in respective Funds, at net asset value........  $17,699,415       $16,887,844      $17,607,178
Amount due from MONY America..............................           --                --            1,367
Amount due from respective Funds..........................        6,525            14,776               --
                                                            -----------       -----------      -----------
  Total assets............................................  $17,705,940       $16,902,620      $17,608,545
                                                            ===========       ===========      ===========
Liabilities:
Amount due to MONY America................................        6,525            14,776               --
Amount due to respective funds............................           --                --            1,367
                                                            -----------       -----------      -----------
  Total liabilities.......................................        6,525            14,776            1,367
                                                            -----------       -----------      -----------
Net Assets................................................  $17,699,415       $16,887,844      $17,607,178
                                                            ===========       ===========      ===========
Net Assets:
Accumulation Units........................................  $17,699,083       $16,887,589      $17,591,706
Retained by MONY America in Separate Account A...........           332               255           15,472
                                                            -----------       -----------      -----------
Total Net Assets..........................................  $17,699,415       $16,887,844      $17,607,178
                                                            ===========       ===========      ===========



                                                                PIMCO
                                                             StocksPLUS                       ProFund
                                                             Growth and      ProFund         VP Rising         ProFund
                                                               Income        VP Bear     Rates Opportunity   VP UltraBull
                                                           -------------- ------------- ------------------- -------------
Assets:
Shares held in respective Funds...........................    2,746,728        60,222           342,787         344,101
                                                            -----------    ----------        ----------      ----------
Investments at cost.......................................  $27,029,435    $1,950,284        $7,404,879      $5,060,080
                                                            -----------    ----------        ----------      ----------
Investment in respective Funds, at net asset value........  $16,205,697    $2,072,845        $3,726,090      $2,312,358
Amount due from MONY America..............................           --        57,882                --          81,408
Amount due from respective Funds..........................       16,072            --               130              --
                                                            -----------    ----------        ----------      ----------
  Total assets............................................  $16,221,769    $2,130,727        $3,726,220      $2,393,766
                                                            ===========    ==========        ==========      ==========
Liabilities:
Amount due to MONY America................................       16,072            --               130              --
Amount due to respective funds............................           --        57,862                --          81,408
                                                            -----------    ----------        ----------      ----------
  Total liabilities.......................................       16,072        57,862               130          81,408
                                                            -----------    ----------        ----------      ----------
Net Assets................................................  $16,205,697    $2,072,865        $3,726,090      $2,312,358
                                                            ===========    ==========        ==========      ==========
Net Assets:
Accumulation Units........................................  $16,205,548    $2,072,864        $3,726,066      $2,312,320
Retained by MONY America in Separate Account A...........           149             1                24              38
                                                            -----------    ----------        ----------      ----------
Total Net Assets..........................................  $16,205,697    $2,072,865        $3,726,090      $2,312,358
                                                            ===========    ==========        ==========      ==========

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                                 The Universal
                                                                 Institutional
                                                                  Funds, Inc.
                                                              Global Value Equity
                                                             --------------------
Assets:
Shares held in respective Funds...........................           479,425
                                                                  ----------
Investments at cost.......................................        $6,151,580
                                                                  ----------
Investment in respective Funds, at net asset value........        $3,236,121
Amount due from MONY America..............................                --
Amount due from respective Funds..........................               119
                                                                  ----------
  Total assets............................................        $3,236,240
                                                                  ==========
Liabilities:
Amount due to MONY America................................               119
Amount due to respective funds............................                --
                                                                  ----------
  Total liabilities.......................................               119
                                                                  ----------
Net Assets................................................        $3,236,121
                                                                  ==========
Net Assets:
Accumulation Units........................................        $3,235,847
Retained by MONY America in Separate Account A...........                274
                                                                  ----------
Total Net Assets..........................................        $3,236,121
                                                                  ==========

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                                                           Mortality
                                                                                               &      Unit Fair
                                                                                            Expense     Value       Units
             Fund Name                                 Option                     Class      Ratio       ($)     Outstanding
-----------------------------------   ---------------------------------------- ---------- ---------- ---------- ------------
AIM V.I. Financial Services........   MONY Variable Annuity Option 1            Series I      1.20%      4.15       61,638
AIM V.I. Financial Services........   MONY Variable Annuity Option 2            Series I      1.70%      4.21       57,908
AIM V.I. Financial Services........   MONY Variable Annuity Option 3            Series I      2.35%      4.12       79,897
AIM V.I. Financial Services........   MONY Variable Annuity L Share Option 1    Series I      1.45%      4.94           --
AIM V.I. Financial Services........   MONY Variable Annuity L Share Option 2    Series I      1.95%      4.57           --
AIM V.I. Financial Services........   MONY Variable Annuity L Share Option 3    Series I      2.80%      4.36           --
AIM V.I. Financial Services........   MONY Variable Annuity C Share Option 1    Series I      1.50%      4.93           --
AIM V.I. Financial Services........   MONY Variable Annuity C Share Option 2    Series I      2.00%      4.56          170
AIM V.I. Financial Services........   MONY Variable Annuity C Share Option 3    Series I      2.85%      4.35           --
AIM V.I. Global Health Care........   MONY Variable Annuity Option 1            Series I      1.20%      9.43       92,691
AIM V.I. Global Health Care........   MONY Variable Annuity Option 2            Series I      1.70%      9.12      102,900
AIM V.I. Global Health Care........   MONY Variable Annuity Option 3            Series I      2.35%      8.64      110,759
AIM V.I. Global Health Care........   MONY Variable Annuity L Share Option 1    Series I      1.45%     10.26           57
AIM V.I. Global Health Care........   MONY Variable Annuity L Share Option 2    Series I      1.95%     10.30          242
AIM V.I. Global Health Care........   MONY Variable Annuity L Share Option 3    Series I      2.80%      9.82           --
AIM V.I. Global Health Care........   MONY Variable Annuity C Share Option 1    Series I      1.50%     10.23           --
AIM V.I. Global Health Care........   MONY Variable Annuity C Share Option 2    Series I      2.00%     10.27          367
AIM V.I. Global Health Care........   MONY Variable Annuity C Share Option 3    Series I      2.85%      9.79          568
AIM V.I. Technology................   MONY Variable Annuity Option 1            Series I      1.20%      5.38       58,382
AIM V.I. Technology................   MONY Variable Annuity Option 2            Series I      1.70%      5.24       33,691
AIM V.I. Technology................   MONY Variable Annuity Option 3            Series I      2.35%      5.55       42,232
AIM V.I. Technology................   MONY Variable Annuity L Share Option 1    Series I      1.45%      9.00        2,203
AIM V.I. Technology................   MONY Variable Annuity L Share Option 2    Series I      1.95%      7.99           --
AIM V.I. Technology................   MONY Variable Annuity L Share Option 3    Series I      2.80%      7.62           --
AIM V.I. Technology................   MONY Variable Annuity C Share Option 1    Series I      1.50%      8.97        1,298
AIM V.I. Technology................   MONY Variable Annuity C Share Option 2    Series I      2.00%      7.97        1,561
AIM V.I. Technology................   MONY Variable Annuity C Share Option 3    Series I      2.85%      7.59           --
All Asset Allocation...............   MONY Master                                   B         1.25%     42.60    2,783,712
All Asset Allocation...............   MONY Custom Master                            B         1.35%      7.49    3,976,044
All Asset Allocation...............   MONY Variable Annuity Option 1                B         1.20%      8.03      454,450
All Asset Allocation...............   MONY Variable Annuity Option 2                B         1.70%      8.10      422,018
All Asset Allocation...............   MONY Variable Annuity Option 3                B         2.35%      7.82      216,521
All Asset Allocation...............   MONY Variable Annuity L Share Option 1        B         1.45%     10.28          824
All Asset Allocation...............   MONY Variable Annuity L Share Option 2        B         1.95%      9.38          268
All Asset Allocation...............   MONY Variable Annuity L Share Option 3        B         2.80%      8.94           --
All Asset Allocation...............   MONY Variable Annuity C Share Option 1        B         1.50%     10.24          324
All Asset Allocation...............   MONY Variable Annuity C Share Option 2        B         2.00%      9.35        9,733
All Asset Allocation...............   MONY Variable Annuity C Share Option 3        B         2.85%      8.91           --
AXA Aggressive Allocation..........   MONY Master                                   B         1.25%      6.01       16,019
AXA Aggressive Allocation..........   MONY Custom Master                            B         1.35%      6.00       57,982
AXA Aggressive Allocation..........   MONY Variable Annuity Option 1                B         1.20%      6.02       34,683
AXA Aggressive Allocation..........   MONY Variable Annuity Option 2                B         1.70%      5.97      108,793
AXA Aggressive Allocation..........   MONY Variable Annuity Option 3                B         2.35%      5.91       17,830
AXA Aggressive Allocation..........   MONY Variable Annuity L Share Option 1        B         1.45%      5.99           --
AXA Aggressive Allocation..........   MONY Variable Annuity L Share Option 2        B         1.95%      5.95           --
AXA Aggressive Allocation..........   MONY Variable Annuity L Share Option 3        B         2.80%      5.87           --
AXA Aggressive Allocation..........   MONY Variable Annuity C Share Option 1        B         1.50%      5.99           --
AXA Aggressive Allocation..........   MONY Variable Annuity C Share Option 2        B         2.00%      5.94           --
AXA Aggressive Allocation..........   MONY Variable Annuity C Share Option 3        B         2.85%      5.86           --
AXA Conservative Allocation........   MONY Master                                   B         1.25%      9.09       20,390
AXA Conservative Allocation........   MONY Custom Master                            B         1.35%      9.08      171,180
AXA Conservative Allocation........   MONY Variable Annuity Option 1                B         1.20%      9.10       93,700
AXA Conservative Allocation........   MONY Variable Annuity Option 2                B         1.70%      9.03       57,009
AXA Conservative Allocation........   MONY Variable Annuity Option 3                B         2.35%      8.94        5,709
AXA Conservative Allocation........   MONY Variable Annuity L Share Option 1        B         1.45%      9.06           --
AXA Conservative Allocation........   MONY Variable Annuity L Share Option 2        B         1.95%      8.99           --
AXA Conservative Allocation........   MONY Variable Annuity L Share Option 3        B         2.80%      8.87           --
AXA Conservative Allocation........   MONY Variable Annuity C Share Option 1        B         1.50%      9.06           --

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008



                                                                                                  Mortality
                                                                                                      &      Unit Fair
                                                                                                   Expense     Value       Units
                  Fund Name                                    Option                    Class      Ratio       ($)     Outstanding
--------------------------------------------- ----------------------------------------  -------- ---------- ---------- ------------
AXA Conservative Allocation.................. MONY Variable Annuity C Share Option 2       B         2.00%      8.99           --
AXA Conservative Allocation.................. MONY Variable Annuity C Share Option 3       B         2.85%      8.87           --
AXA Conservative-Plus Allocation............. MONY Master                                  B         1.25%      8.13       14,741
AXA Conservative-Plus Allocation............. MONY Custom Master                           B         1.35%      8.11      191,867
AXA Conservative-Plus Allocation............. MONY Variable Annuity Option 1               B         1.20%      8.13       98,447
AXA Conservative-Plus Allocation............. MONY Variable Annuity Option 2               B         1.70%      8.07      138,523
AXA Conservative-Plus Allocation............. MONY Variable Annuity Option 3               B         2.35%      7.99       15,344
AXA Conservative-Plus Allocation............. MONY Variable Annuity L Share Option 1       B         1.45%      8.10           --
AXA Conservative-Plus Allocation............. MONY Variable Annuity L Share Option 2       B         1.95%      8.04           --
AXA Conservative-Plus Allocation............. MONY Variable Annuity L Share Option 3       B         2.80%      7.93           --
AXA Conservative-Plus Allocation............. MONY Variable Annuity C Share Option 1       B         1.50%      8.10           --
AXA Conservative-Plus Allocation............. MONY Variable Annuity C Share Option 2       B         2.00%      8.03           --
AXA Conservative-Plus Allocation............. MONY Variable Annuity C Share Option 3       B         2.85%      7.93           --
AXA Moderate Allocation...................... MONY Master                                  B         1.25%      7.62       75,881
AXA Moderate Allocation...................... MONY Custom Master                           B         1.35%      7.60      592,487
AXA Moderate Allocation...................... MONY Variable Annuity Option 1               B         1.20%      7.62      401,832
AXA Moderate Allocation...................... MONY Variable Annuity Option 2               B         1.70%      7.56      284,753
AXA Moderate Allocation...................... MONY Variable Annuity Option 3               B         2.35%      7.49       88,659
AXA Moderate Allocation...................... MONY Variable Annuity L Share Option 1       B         1.45%      7.59           --
AXA Moderate Allocation...................... MONY Variable Annuity L Share Option 2       B         1.95%      7.53           --
AXA Moderate Allocation...................... MONY Variable Annuity L Share Option 3       B         2.80%      7.43           --
AXA Moderate Allocation...................... MONY Variable Annuity C Share Option 1       B         1.50%      7.59           --
AXA Moderate Allocation...................... MONY Variable Annuity C Share Option 2       B         2.00%      7.53           --
AXA Moderate Allocation...................... MONY Variable Annuity C Share Option 3       B         2.85%      7.43           --
AXA Moderate-Plus Allocation................. MONY Master                                  B         1.25%      6.83       44,509
AXA Moderate-Plus Allocation................. MONY Custom Master                           B         1.35%      6.82      202,158
AXA Moderate-Plus Allocation................. MONY Variable Annuity Option 1               B         1.20%      6.83      210,275
AXA Moderate-Plus Allocation................. MONY Variable Annuity Option 2               B         1.70%      6.78      233,785
AXA Moderate-Plus Allocation................. MONY Variable Annuity Option 3               B         2.35%      6.71       91,336
AXA Moderate-Plus Allocation................. MONY Variable Annuity L Share Option 1       B         1.45%      6.81        2,964
AXA Moderate-Plus Allocation................. MONY Variable Annuity L Share Option 2       B         1.95%      6.75           --
AXA Moderate-Plus Allocation................. MONY Variable Annuity L Share Option 3       B         2.80%      6.67           --
AXA Moderate-Plus Allocation................. MONY Variable Annuity C Share Option 1       B         1.50%      6.80           --
AXA Moderate-Plus Allocation................. MONY Variable Annuity C Share Option 2       B         2.00%      6.75           --
AXA Moderate-Plus Allocation................. MONY Variable Annuity C Share Option 3       B         2.85%      6.66           --
Dreyfus Stock Index Fund, Inc................ MONY Custom Master                        Initial      1.35%      6.64    3,003,891
EQ/AllianceBernstein Small Cap Growth........ MONY Variable Annuity Option 1               A         1.20%      6.84      115,398
EQ/AllianceBernstein Small Cap Growth........ MONY Variable Annuity Option 2               A         1.70%      6.89      110,121
EQ/AllianceBernstein Small Cap Growth........ MONY Variable Annuity Option 3               A         2.35%      6.72      119,708
EQ/AllianceBernstein Small Cap Growth........ MONY Variable Annuity L Share Option 1       A         1.45%      9.47        2,673
EQ/AllianceBernstein Small Cap Growth........ MONY Variable Annuity L Share Option 2       A         1.95%      8.72           --
EQ/AllianceBernstein Small Cap Growth........ MONY Variable Annuity L Share Option 3       A         2.80%      8.31          128
EQ/AllianceBernstein Small Cap Growth........ MONY Variable Annuity C Share Option 1       A         1.50%      9.44           --
EQ/AllianceBernstein Small Cap Growth........ MONY Variable Annuity C Share Option 2       A         2.00%      8.69           --
EQ/AllianceBernstein Small Cap Growth........ MONY Variable Annuity C Share Option 3       A         2.85%      8.29           --
EQ/BlackRock Basic Value Equity.............. MONY Custom Master                           B         1.35%      7.63      378,596
EQ/BlackRock Basic Value Equity.............. MONY Variable Annuity Option 1               B         1.20%      7.65      286,323
EQ/BlackRock Basic Value Equity.............. MONY Variable Annuity Option 2               B         1.70%      7.52      296,279
EQ/BlackRock Basic Value Equity.............. MONY Variable Annuity Option 3               B         2.35%      7.36      225,245
EQ/BlackRock Basic Value Equity.............. MONY Variable Annuity L Share Option 1       B         1.45%      7.65          771
EQ/BlackRock Basic Value Equity.............. MONY Variable Annuity L Share Option 2       B         1.95%      7.53          859
EQ/BlackRock Basic Value Equity.............. MONY Variable Annuity L Share Option 3       B         2.80%      7.32        3,632
EQ/BlackRock Basic Value Equity.............. MONY Variable Annuity C Share Option 1       B         1.50%      7.64        2,640

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                                                              Mortality
                                                                                                  &      Unit Fair
                                                                                               Expense     Value       Units
                Fund Name                                    Option                   Class     Ratio       ($)     Outstanding
-----------------------------------------   ---------------------------------------- ------- ---------- ---------- ------------
EQ/BlackRock Basic Value Equity..........   MONY Variable Annuity C Share Option 2      B        2.00%      7.51        2,845
EQ/BlackRock Basic Value Equity..........   MONY Variable Annuity C Share Option 3      B        2.85%      7.30          641
EQ/Bond Index............................   MONY Master                                 A        1.25%     27.51      197,231
EQ/Bond Index............................   MONY Custom Master                          A        1.35%     13.92      766,283
EQ/Boston Advisors Equity Income.........   MONY Master                                 A        1.25%      7.96       43,402
EQ/Boston Advisors Equity Income.........   MONY Custom Master                          B        1.35%      9.92    1,228,517
EQ/Boston Advisors Equity Income.........   MONY Variable Annuity Option 1              B        1.20%     10.32      358,388
EQ/Boston Advisors Equity Income.........   MONY Variable Annuity Option 2              B        1.70%      9.31      356,589
EQ/Boston Advisors Equity Income.........   MONY Variable Annuity Option 3              B        2.35%      8.90      285,462
EQ/Boston Advisors Equity Income.........   MONY Variable Annuity L Share Option 1      B        1.45%     12.00        1,228
EQ/Boston Advisors Equity Income.........   MONY Variable Annuity L Share Option 2      B        1.95%     11.17          100
EQ/Boston Advisors Equity Income.........   MONY Variable Annuity L Share Option 3      B        2.80%     10.65        1,524
EQ/Boston Advisors Equity Income.........   MONY Variable Annuity C Share Option 1      B        1.50%     11.96          708
EQ/Boston Advisors Equity Income.........   MONY Variable Annuity C Share Option 2      B        2.00%     11.14          608
EQ/Boston Advisors Equity Income.........   MONY Variable Annuity C Share Option 3      B        2.85%     10.62           --
EQ/Calvert Socially Responsible..........   MONY Custom Master                          A        1.35%      4.69      305,886
EQ/Calvert Socially Responsible..........   MONY Variable Annuity Option 1              B        1.20%      6.49       43,411
EQ/Calvert Socially Responsible..........   MONY Variable Annuity Option 2              B        1.70%      6.38       35,479
EQ/Calvert Socially Responsible..........   MONY Variable Annuity Option 3              B        2.35%      6.25       27,274
EQ/Calvert Socially Responsible..........   MONY Variable Annuity L Share Option 1      B        1.45%      6.53           --
EQ/Calvert Socially Responsible..........   MONY Variable Annuity L Share Option 2      B        1.95%      6.42           --
EQ/Calvert Socially Responsible..........   MONY Variable Annuity L Share Option 3      B        2.80%      6.25           --
EQ/Calvert Socially Responsible..........   MONY Variable Annuity C Share Option 1      B        1.50%      6.52           --
EQ/Calvert Socially Responsible..........   MONY Variable Annuity C Share Option 2      B        2.00%      6.41          481
EQ/Calvert Socially Responsible..........   MONY Variable Annuity C Share Option 3      B        2.85%      6.23           --
EQ/Capital Guardian Research.............   MONY Master                                 A        1.25%      6.91      103,118
EQ/Capital Guardian Research.............   MONY Custom Master                          A        1.35%      5.78      464,204
EQ/Capital Guardian Research.............   MONY Variable Annuity Option 1              A        1.20%      9.07      134,883
EQ/Capital Guardian Research.............   MONY Variable Annuity Option 2              A        1.70%      8.43      103,379
EQ/Capital Guardian Research.............   MONY Variable Annuity Option 3              A        2.35%      8.04       75,551
EQ/Capital Guardian Research.............   MONY Variable Annuity L Share Option 1      A        1.45%      9.19        1,247
EQ/Capital Guardian Research.............   MONY Variable Annuity L Share Option 2      A        1.95%      8.67           --
EQ/Capital Guardian Research.............   MONY Variable Annuity L Share Option 3      A        2.80%      8.27          321
EQ/Capital Guardian Research.............   MONY Variable Annuity C Share Option 1      A        1.50%      9.16          859
EQ/Capital Guardian Research.............   MONY Variable Annuity C Share Option 2      A        2.00%      8.65          635
EQ/Capital Guardian Research.............   MONY Variable Annuity C Share Option 3      A        2.85%      8.24           --
EQ/Caywood-Scholl High Yield Bond........   MONY Master                                 B        1.25%     17.59      317,910
EQ/Caywood-Scholl High Yield Bond........   MONY Custom Master                          B        1.35%     11.81    1,169,863
EQ/GAMCO Mergers and Acquisitions........   MONY Custom Master                          B        1.35%     11.22      228,727
EQ/GAMCO Mergers and Acquisitions........   MONY Variable Annuity Option 1              B        1.20%     10.94       93,427
EQ/GAMCO Mergers and Acquisitions........   MONY Variable Annuity Option 2              B        1.70%     10.99      122,990
EQ/GAMCO Mergers and Acquisitions........   MONY Variable Annuity Option 3              B        2.35%     10.18      100,229
EQ/GAMCO Mergers and Acquisitions........   MONY Variable Annuity L Share Option 1      B        1.45%     11.23        2,648
EQ/GAMCO Mergers and Acquisitions........   MONY Variable Annuity L Share Option 2      B        1.95%     10.78           --
EQ/GAMCO Mergers and Acquisitions........   MONY Variable Annuity L Share Option 3      B        2.80%     10.27          680
EQ/GAMCO Mergers and Acquisitions........   MONY Variable Annuity C Share Option 1      B        1.50%     11.20           --
EQ/GAMCO Mergers and Acquisitions........   MONY Variable Annuity C Share Option 2      B        2.00%     10.74          406
EQ/GAMCO Mergers and Acquisitions........   MONY Variable Annuity C Share Option 3      B        2.85%     10.24           --
EQ/GAMCO Small Company Value.............   MONY Master                                 B        1.25%     68.39      739,609
EQ/GAMCO Small Company Value.............   MONY Custom Master                          B        1.35%     17.52    2,470,253
EQ/GAMCO Small Company Value.............   MONY Variable Annuity Option 1              B        1.20%     13.40      712,525
EQ/GAMCO Small Company Value.............   MONY Variable Annuity Option 2              B        1.70%     12.86      733,202
EQ/GAMCO Small Company Value.............   MONY Variable Annuity Option 3              B        2.35%     12.45      457,808
EQ/GAMCO Small Company Value.............   MONY Variable Annuity L Share Option 1      B        1.45%     15.20        8,470

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                                                            Mortality
                                                                                                &      Unit Fair
                                                                                             Expense     Value       Units
               Fund Name                                   Option                   Class     Ratio       ($)     Outstanding
---------------------------------------   ---------------------------------------- ------- ---------- ---------- ------------
EQ/GAMCO Small Company Value...........   MONY Variable Annuity L Share Option 2      B        1.95%      13.00         254
EQ/GAMCO Small Company Value...........   MONY Variable Annuity L Share Option 3      B        2.80%      12.39       1,266
EQ/GAMCO Small Company Value...........   MONY Variable Annuity C Share Option 1      B        1.50%      15.15       1,126
EQ/GAMCO Small Company Value...........   MONY Variable Annuity C Share Option 2      B        2.00%      12.96       2,464
EQ/GAMCO Small Company Value...........   MONY Variable Annuity C Share Option 3      B        2.85%      12.35          --
EQ/Government Securities...............   MONY Master                                 A        1.25%      16.63     281,096
EQ/Government Securities...............   MONY Custom Master                          A        1.35%      13.09   1,270,067
EQ/Government Securities...............   MONY Variable Annuity Option 1              A        1.20%      11.62     751,509
EQ/Government Securities...............   MONY Variable Annuity Option 2              A        1.70%      11.24     648,803
EQ/Government Securities...............   MONY Variable Annuity Option 3              A        2.35%      10.76     495,944
EQ/Government Securities...............   MONY Variable Annuity L Share Option 1      A        1.45%      11.05      15,470
EQ/Government Securities...............   MONY Variable Annuity L Share Option 2      A        1.95%      10.58       5,700
EQ/Government Securities...............   MONY Variable Annuity L Share Option 3      A        2.80%      10.09       5,006
EQ/Government Securities...............   MONY Variable Annuity C Share Option 1      A        1.50%      11.01      15,570
EQ/Government Securities...............   MONY Variable Annuity C Share Option 2      A        2.00%      10.55       4,819
EQ/Government Securities...............   MONY Variable Annuity C Share Option 3      A        2.85%      10.06          --
EQ/International Growth................   MONY Master                                 B        1.25%      12.06     551,949
EQ/International Growth................   MONY Custom Master                          B        1.35%       8.57     951,223
EQ/JPMorgan Core Bond..................   MONY Custom Master                          A        1.35%      12.00     770,250
EQ/JPMorgan Core Bond..................   MONY Variable Annuity Option 1              A        1.20%      12.47     954,215
EQ/JPMorgan Core Bond..................   MONY Variable Annuity Option 2              A        1.70%      12.06   1,022,385
EQ/JPMorgan Core Bond..................   MONY Variable Annuity Option 3              A        2.35%      11.49     554,830
EQ/JPMorgan Core Bond..................   MONY Variable Annuity L Share Option 1      A        1.45%      11.02      15,811
EQ/JPMorgan Core Bond..................   MONY Variable Annuity L Share Option 2      A        1.95%       9.91       1,654
EQ/JPMorgan Core Bond..................   MONY Variable Annuity L Share Option 3      A        2.80%       9.44       5,042
EQ/JPMorgan Core Bond..................   MONY Variable Annuity C Share Option 1      A        1.50%      10.98       7,141
EQ/JPMorgan Core Bond..................   MONY Variable Annuity C Share Option 2      A        2.00%       9.88       1,762
EQ/JPMorgan Core Bond..................   MONY Variable Annuity C Share Option 3      A        2.85%       9.41           2
EQ/Large Cap Value PLUS................   MONY Master                                 A        1.25%      39.55      91,682
EQ/Large Cap Value PLUS................   MONY Variable Annuity Option 1              A        1.20%       6.67     127,233
EQ/Large Cap Value PLUS................   MONY Variable Annuity Option 2              A        1.70%       6.47      98,849
EQ/Large Cap Value PLUS................   MONY Variable Annuity Option 3              A        2.35%       6.46      85,550
EQ/Large Cap Value PLUS................   MONY Variable Annuity L Share Option 1      A        1.45%       9.05         149
EQ/Large Cap Value PLUS................   MONY Variable Annuity L Share Option 2      A        1.95%       8.47          --
EQ/Large Cap Value PLUS................   MONY Variable Annuity L Share Option 3      A        2.80%       8.07         650
EQ/Large Cap Value PLUS................   MONY Variable Annuity C Share Option 1      A        1.50%       9.03       1,277
EQ/Large Cap Value PLUS................   MONY Variable Annuity C Share Option 2      A        2.00%       8.44          --
EQ/Large Cap Value PLUS................   MONY Variable Annuity C Share Option 3      A        2.85%       8.05          --
EQ/Long Term Bond......................   MONY Master                                 A        1.25%      38.25     235,981
EQ/Long Term Bond......................   MONY Custom Master                          A        1.35%      15.20     943,939
EQ/Long Term Bond......................   MONY Variable Annuity Option 1              A        1.20%      13.87     221,040
EQ/Long Term Bond......................   MONY Variable Annuity Option 2              A        1.70%      13.48     267,243
EQ/Long Term Bond......................   MONY Variable Annuity Option 3              A        2.35%      13.15     173,084
EQ/Long Term Bond......................   MONY Variable Annuity L Share Option 1      A        1.45%      12.97       3,673
EQ/Long Term Bond......................   MONY Variable Annuity L Share Option 2      A        1.95%      11.44       1,491
EQ/Long Term Bond......................   MONY Variable Annuity L Share Option 3      A        2.80%      10.91       3,213
EQ/Long Term Bond......................   MONY Variable Annuity C Share Option 1      A        1.50%      12.93       3,437
EQ/Long Term Bond......................   MONY Variable Annuity C Share Option 2      A        2.00%      11.41         865
EQ/Long Term Bond......................   MONY Variable Annuity C Share Option 3      A        2.85%      10.87          --
EQ/Lord Abbett Growth and Income.......   MONY Custom Master                          A        1.35%       8.90     673,983
EQ/Lord Abbett Growth and Income.......   MONY Variable Annuity Option 1              A        1.20%       9.12     712,776
EQ/Lord Abbett Growth and Income.......   MONY Variable Annuity Option 2              A        1.70%       8.83     662,750
EQ/Lord Abbett Growth and Income.......   MONY Variable Annuity Option 3              A        2.35%       8.23     457,511
EQ/Lord Abbett Growth and Income.......   MONY Variable Annuity L Share Option 1      A        1.45%      11.11      12,029

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                                                            Mortality
                                                                                                &      Unit Fair
                                                                                             Expense     Value       Units
               Fund Name                                   Option                   Class     Ratio       ($)     Outstanding
---------------------------------------   ---------------------------------------- ------- ---------- ---------- ------------
EQ/Lord Abbett Growth and Income.......   MONY Variable Annuity L Share Option 2      A        1.95%      9.77        1,559
EQ/Lord Abbett Growth and Income.......   MONY Variable Annuity L Share Option 3      A        2.80%      9.31        1,515
EQ/Lord Abbett Growth and Income.......   MONY Variable Annuity C Share Option 1      A        1.50%     11.07        1,925
EQ/Lord Abbett Growth and Income.......   MONY Variable Annuity C Share Option 2      A        2.00%      9.74        1,727
EQ/Lord Abbett Growth and Income.......   MONY Variable Annuity C Share Option 3      A        2.85%      9.28           --
EQ/Lord Abbett Mid Cap Value...........   MONY Custom Master                          A        1.35%      9.12      670,527
EQ/Lord Abbett Mid Cap Value...........   MONY Variable Annuity Option 1              A        1.20%      9.31      461,871
EQ/Lord Abbett Mid Cap Value...........   MONY Variable Annuity Option 2              A        1.70%      9.25      498,864
EQ/Lord Abbett Mid Cap Value...........   MONY Variable Annuity Option 3              A        2.35%      8.49      262,142
EQ/Lord Abbett Mid Cap Value...........   MONY Variable Annuity L Share Option 1      A        1.45%     11.12        2,811
EQ/Lord Abbett Mid Cap Value...........   MONY Variable Annuity L Share Option 2      A        1.95%     10.22           76
EQ/Lord Abbett Mid Cap Value...........   MONY Variable Annuity L Share Option 3      A        2.80%      9.74          984
EQ/Lord Abbett Mid Cap Value...........   MONY Variable Annuity C Share Option 1      A        1.50%     11.08          525
EQ/Lord Abbett Mid Cap Value...........   MONY Variable Annuity C Share Option 2      A           2%     10.19        1,096
EQ/Lord Abbett Mid Cap Value...........   MONY Variable Annuity C Share Option 3      A        2.85%      9.72           --
EQ/Marsico Focus.......................   MONY Custom Master                          B        1.35%      7.57    1,340,581
EQ/Mid Cap Index.......................   MONY Custom Master                          A        1.35%      8.41      126,854
EQ/Mid Cap Index.......................   MONY Variable Annuity Option 1              A        1.20%      8.52      501,289
EQ/Mid Cap Index.......................   MONY Variable Annuity Option 2              A        1.70%      8.14      505,582
EQ/Mid Cap Index.......................   MONY Variable Annuity Option 3              A        2.35%      7.88      447,586
EQ/Mid Cap Index.......................   MONY Variable Annuity L Share Option 1      A        1.45%      9.98        3,925
EQ/Mid Cap Index.......................   MONY Variable Annuity L Share Option 2      A        1.95%      8.78          115
EQ/Mid Cap Index.......................   MONY Variable Annuity L Share Option 3      A        2.80%      8.37        2,324
EQ/Mid Cap Index.......................   MONY Variable Annuity C Share Option 1      A        1.50%      9.94        3,007
EQ/Mid Cap Index.......................   MONY Variable Annuity C Share Option 2      A        2.00%      8.76        1,336
EQ/Mid Cap Index.......................   MONY Variable Annuity C Share Option 3      A        2.85%      8.35           --
EQ/Money Market........................   MONY Master                                 A        1.25%     10.92    1,405,242
EQ/Money Market........................   MONY Value Master                           A        1.25%     10.92       38,238
EQ/Money Market........................   MONY Custom Master                          A        1.35%     10.88    2,886,956
EQ/Money Market........................   MONY Variable Annuity Option 1              A        1.20%     10.94    1,246,668
EQ/Money Market........................   MONY Variable Annuity Option 2              A        1.70%     10.76      804,101
EQ/Money Market........................   MONY Variable Annuity Option 3              A        2.35%     10.53      542,948
EQ/Money Market........................   MONY Variable Annuity L Share Option 1      A        1.45%     10.85       15,815
EQ/Money Market........................   MONY Variable Annuity L Share Option 2      A        1.95%     10.67        5,892
EQ/Money Market........................   MONY Variable Annuity L Share Option 3      A        2.80%     10.37       35,504
EQ/Money Market........................   MONY Variable Annuity C Share Option 1      A        1.50%     10.83       11,380
EQ/Money Market........................   MONY Variable Annuity C Share Option 2      A        2.00%     10.65        3,356
EQ/Money Market........................   MONY Variable Annuity C Share Option 3      A        2.85%     10.35           --
EQ/Montag & Caldwell Growth............   MONY Custom Master                          B        1.35%      7.97    6,247,168
EQ/Montag & Caldwell Growth............   MONY Variable Annuity Option 1              B        1.20%      8.33      872,072
EQ/Montag & Caldwell Growth............   MONY Variable Annuity Option 2              B        1.70%      7.86      945,627
EQ/Montag & Caldwell Growth............   MONY Variable Annuity Option 3              B        2.35%      7.56      616,988
EQ/Montag & Caldwell Growth............   MONY Variable Annuity L Share Option 1      B        1.45%      9.92       12,736
EQ/Montag & Caldwell Growth............   MONY Variable Annuity L Share Option 2      B        1.95%      9.47          503
EQ/Montag & Caldwell Growth............   MONY Variable Annuity L Share Option 3      B        2.80%      9.03        1,495
EQ/Montag & Caldwell Growth............   MONY Variable Annuity C Share Option 1      B        1.50%      9.89        1,411
EQ/Montag & Caldwell Growth............   MONY Variable Annuity C Share Option 2      B        2.00%      9.45        7,359
EQ/Montag & Caldwell Growth............   MONY Variable Annuity C Share Option 3      B        2.85%      9.00           --
EQ/PIMCO Real Return...................   MONY Custom Master                          B        1.35%     11.60      453,559
EQ/PIMCO Real Return...................   MONY Variable Annuity Option 1              B        1.20%     11.76      529,836
EQ/PIMCO Real Return...................   MONY Variable Annuity Option 2              B        1.70%     11.41      441,573
EQ/PIMCO Real Return...................   MONY Variable Annuity Option 3              B        2.35%     10.88      150,857
EQ/PIMCO Real Return...................   MONY Variable Annuity L Share Option 1      B        1.45%     11.38        3,465
EQ/PIMCO Real Return...................   MONY Variable Annuity L Share Option 2      B        1.95%     10.32          419

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                                                                Mortality
                                                                                                    &      Unit Fair
                                                                                                 Expense     Value       Units
                  Fund Name                                    Option                   Class     Ratio       ($)     Outstanding
--------------------------------------------- ---------------------------------------- ------- ---------- ---------- ------------
EQ/PIMCO Real Return......................... MONY Variable Annuity L Share Option 3      B        2.80%      9.83        6,438
EQ/PIMCO Real Return......................... MONY Variable Annuity C Share Option 1      B        1.50%     11.35        7,791
EQ/PIMCO Real Return......................... MONY Variable Annuity C Share Option 2      B        2.00%     10.29        1,387
EQ/PIMCO Real Return......................... MONY Variable Annuity C Share Option 3      B        2.85%      9.81           --
EQ/Short Duration Bond....................... MONY Custom Master                          B        1.35%     10.36       93,299
EQ/Short Duration Bond....................... MONY Variable Annuity Option 1              B        1.20%     10.40      104,658
EQ/Short Duration Bond....................... MONY Variable Annuity Option 2              B        1.70%     10.15      120,434
EQ/Short Duration Bond....................... MONY Variable Annuity Option 3              B        2.35%      9.76       63,239
EQ/Short Duration Bond....................... MONY Variable Annuity L Share Option 1      B        1.45%     10.30           85
EQ/Short Duration Bond....................... MONY Variable Annuity L Share Option 2      B        1.95%     10.00           --
EQ/Short Duration Bond....................... MONY Variable Annuity L Share Option 3      B        2.80%      9.53        1,191
EQ/Short Duration Bond....................... MONY Variable Annuity C Share Option 1      B        1.50%     10.28        1,012
EQ/Short Duration Bond....................... MONY Variable Annuity C Share Option 2      B        2.00%      9.97          100
EQ/Short Duration Bond....................... MONY Variable Annuity C Share Option 3      B        2.85%      9.51           --
EQ/Small Company Index....................... MONY Master                                 A        1.25%     45.62        8,723
EQ/Small Company Index....................... MONY Variable Annuity Option 1              A        1.20%     11.51      150,816
EQ/Small Company Index....................... MONY Variable Annuity Option 2              A        1.70%     11.24      145,865
EQ/Small Company Index....................... MONY Variable Annuity Option 3              A        2.35%     10.84       89,275
EQ/Small Company Index....................... MONY Variable Annuity L Share Option 1      A        1.45%     12.28          261
EQ/Small Company Index....................... MONY Variable Annuity L Share Option 2      A        1.95%     11.47          209
EQ/Small Company Index....................... MONY Variable Annuity L Share Option 3      A        2.80%     10.94          772
EQ/Small Company Index....................... MONY Variable Annuity C Share Option 1      A         1.5%     12.25          315
EQ/Small Company Index....................... MONY Variable Annuity C Share Option 2      A        2.00%     11.44          807
EQ/Small Company Index....................... MONY Variable Annuity C Share Option 3      A        2.85%     10.91           --
EQ/T. Rowe Price Growth Stock................ MONY Master                                 B        1.25%     26.61      865,147
EQ/T. Rowe Price Growth Stock................ MONY Custom Master                          B        1.35%      5.88    2,322,411
EQ/UBS Growth and Income..................... MONY Custom Master                          B        1.35%      7.71    2,986,644
EQ/UBS Growth and Income..................... MONY Variable Annuity Option 1              B        1.20%      7.63      192,608
EQ/UBS Growth and Income..................... MONY Variable Annuity Option 2              B        1.70%      7.61      238,464
EQ/UBS Growth and Income..................... MONY Variable Annuity Option 3              B        2.35%      7.40      178,458
EQ/UBS Growth and Income..................... MONY Variable Annuity L Share Option 1      B        1.45%      9.96          494
EQ/UBS Growth and Income..................... MONY Variable Annuity L Share Option 2      B        1.95%      9.23          591
EQ/UBS Growth and Income..................... MONY Variable Annuity L Share Option 3      B        2.80%      8.80           --
EQ/UBS Growth and Income..................... MONY Variable Annuity C Share Option 1      B        1.50%      9.93           --
EQ/UBS Growth and Income..................... MONY Variable Annuity C Share Option 2      B        2.00%      9.20        1,448
EQ/UBS Growth and Income..................... MONY Variable Annuity C Share Option 3      B        2.85%      8.77           --
EQ/Van Kampen Emerging Markets Equity........ MONY Variable Annuity Option 1              A        1.20%     15.64      167,674
EQ/Van Kampen Emerging Markets Equity........ MONY Variable Annuity Option 2              A        1.70%     15.72      148,122
EQ/Van Kampen Emerging Markets Equity........ MONY Variable Annuity Option 3              A        2.35%     15.31      119,794
EQ/Van Kampen Emerging Markets Equity........ MONY Variable Annuity L Share Option 1      A        1.45%     20.07        1,696
EQ/Van Kampen Emerging Markets Equity........ MONY Variable Annuity L Share Option 2      A        1.95%     17.81           25
EQ/Van Kampen Emerging Markets Equity........ MONY Variable Annuity L Share Option 3      A        2.80%     16.98          255
EQ/Van Kampen Emerging Markets Equity........ MONY Variable Annuity C Share Option 1      A        1.50%     20.00        1,253
EQ/Van Kampen Emerging Markets Equity........ MONY Variable Annuity C Share Option 2      A        2.00%     17.76        1,915
EQ/Van Kampen Emerging Markets Equity........ MONY Variable Annuity C Share Option 3      A        2.85%     16.93           --
EQ/Van Kampen Mid Cap Growth................. MONY Custom Master                          A        1.35%      9.49      373,739
EQ/Van Kampen Mid Cap Growth................. MONY Variable Annuity Option 1              A        1.20%      5.70      554,686
EQ/Van Kampen Mid Cap Growth................. MONY Variable Annuity Option 2              A        1.70%      6.11      557,677
EQ/Van Kampen Mid Cap Growth................. MONY Variable Annuity Option 3              A        2.35%      5.42      387,830
EQ/Van Kampen Mid Cap Growth................. MONY Variable Annuity L Share Option 1      A        1.45%      9.53          583
EQ/Van Kampen Mid Cap Growth................. MONY Variable Annuity L Share Option 2      A        1.95%      8.28           --
EQ/Van Kampen Mid Cap Growth................. MONY Variable Annuity L Share Option 3      A        2.80%      7.89          869
EQ/Van Kampen Mid Cap Growth................. MONY Variable Annuity C Share Option 1      A        1.50%      9.50        1,578

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008





                 Fund Name                                   Option
------------------------------------------- ----------------------------------------
EQ/Van Kampen Mid Cap Growth............... MONY Variable Annuity C Share Option 2
EQ/Van Kampen Mid Cap Growth............... MONY Variable Annuity C Share Option 3
EQ/Van Kampen Real Estate.................. MONY Custom Master
EQ/Van Kampen Real Estate.................. MONY Variable Annuity Option 1
EQ/Van Kampen Real Estate.................. MONY Variable Annuity Option 2
EQ/Van Kampen Real Estate.................. MONY Variable Annuity Option 3
EQ/Van Kampen Real Estate.................. MONY Variable Annuity L Share Option 1
EQ/Van Kampen Real Estate.................. MONY Variable Annuity L Share Option 2
EQ/Van Kampen Real Estate.................. MONY Variable Annuity L Share Option 3
EQ/Van Kampen Real Estate.................. MONY Variable Annuity C Share Option 1
EQ/Van Kampen Real Estate.................. MONY Variable Annuity C Share Option 2
EQ/Van Kampen Real Estate.................. MONY Variable Annuity C Share Option 3
Fidelity VIP Contrafund(R)................. MONY Custom Master
Franklin Income Securities................. MONY Custom Master
Franklin Income Securities................. MONY Variable Annuity Option 1
Franklin Income Securities................. MONY Variable Annuity Option 2
Franklin Income Securities................. MONY Variable Annuity Option 3
Franklin Income Securities................. MONY Variable Annuity L Share Option 1
Franklin Income Securities................. MONY Variable Annuity L Share Option 2
Franklin Income Securities................. MONY Variable Annuity L Share Option 3
Franklin Income Securities................. MONY Variable Annuity C Share Option 1
Franklin Income Securities................. MONY Variable Annuity C Share Option 2
Franklin Income Securities................. MONY Variable Annuity C Share Option 3
Franklin Rising Dividends Securities....... MONY Custom Master
Franklin Rising Dividends Securities....... MONY Variable Annuity Option 1
Franklin Rising Dividends Securities....... MONY Variable Annuity Option 2
Franklin Rising Dividends Securities....... MONY Variable Annuity Option 3
Franklin Rising Dividends Securities....... MONY Variable Annuity L Share Option 1
Franklin Rising Dividends Securities....... MONY Variable Annuity L Share Option 2
Franklin Rising Dividends Securities....... MONY Variable Annuity L Share Option 3
Franklin Rising Dividends Securities....... MONY Variable Annuity C Share Option 1
Franklin Rising Dividends Securities....... MONY Variable Annuity C Share Option 2
Franklin Rising Dividends Securities....... MONY Variable Annuity C Share Option 3
Franklin Zero Coupon 2010.................. MONY Custom Master
Franklin Zero Coupon 2010.................. MONY Variable Annuity Option 1
Franklin Zero Coupon 2010.................. MONY Variable Annuity Option 2
Franklin Zero Coupon 2010.................. MONY Variable Annuity Option 3
Franklin Zero Coupon 2010.................. MONY Variable Annuity L Share Option 1
Franklin Zero Coupon 2010.................. MONY Variable Annuity L Share Option 2
Franklin Zero Coupon 2010.................. MONY Variable Annuity L Share Option 3
Franklin Zero Coupon 2010.................. MONY Variable Annuity C Share Option 1
Franklin Zero Coupon 2010.................. MONY Variable Annuity C Share Option 2
Franklin Zero Coupon 2010.................. MONY Variable Annuity C Share Option 3
Janus Aspen Series Balanced................ MONY Custom Master
Janus Aspen Series Forty................... MONY Custom Master
Janus Aspen Series Forty................... MONY Variable Annuity Option 1
Janus Aspen Series Forty................... MONY Variable Annuity Option 2
Janus Aspen Series Forty................... MONY Variable Annuity Option 3
Janus Aspen Series Forty................... MONY Variable Annuity L Share Option 1
Janus Aspen Series Forty................... MONY Variable Annuity L Share Option 2
Janus Aspen Series Forty................... MONY Variable Annuity L Share Option 3
Janus Aspen Series Forty................... MONY Variable Annuity C Share Option 1
Janus Aspen Series Forty................... MONY Variable Annuity C Share Option 2
Janus Aspen Series Forty................... MONY Variable Annuity C Share Option 3



                                                             Mortality
                                                                 &      Unit Fair
                                                              Expense     Value       Units
                 Fund Name                       Class         Ratio       ($)     Outstanding
------------------------------------------- --------------- ---------- ---------- ------------
EQ/Van Kampen Mid Cap Growth...............       A               2%       8.25        1,167
EQ/Van Kampen Mid Cap Growth...............       A            2.85%       7.87           --
EQ/Van Kampen Real Estate..................       A            1.35%      12.77      383,076
EQ/Van Kampen Real Estate..................       A             1.2%      13.98      248,944
EQ/Van Kampen Real Estate..................       A             1.7%      12.90      249,048
EQ/Van Kampen Real Estate..................       A            2.35%      12.82      123,757
EQ/Van Kampen Real Estate..................       A            1.45%      14.87        2,577
EQ/Van Kampen Real Estate..................       A            1.95%      12.39          165
EQ/Van Kampen Real Estate..................       A             2.8%      11.81        2,442
EQ/Van Kampen Real Estate..................       A             1.5%      14.83        2,824
EQ/Van Kampen Real Estate..................       A               2%      12.35          967
EQ/Van Kampen Real Estate..................       A            2.85%      11.77           --
Fidelity VIP Contrafund(R).................    Service         1.35%       9.38    2,979,630
Franklin Income Securities.................       2            1.35%      11.21      711,395
Franklin Income Securities.................       2             1.2%      11.32      869,677
Franklin Income Securities.................       2             1.7%      10.82      951,395
Franklin Income Securities.................       2            2.35%      10.45      516,649
Franklin Income Securities.................       2            1.45%      11.23        7,028
Franklin Income Securities.................       2            1.95%      10.73        1,874
Franklin Income Securities.................       2             2.8%      10.23          770
Franklin Income Securities.................       2             1.5%      11.20        1,687
Franklin Income Securities.................       2               2%      10.70        1,990
Franklin Income Securities.................       2            2.85%      10.20           --
Franklin Rising Dividends Securities.......       2            1.35%      10.71      246,117
Franklin Rising Dividends Securities.......       2             1.2%      10.78      127,156
Franklin Rising Dividends Securities.......       2             1.7%      10.40      179,625
Franklin Rising Dividends Securities.......       2            2.35%       9.74      121,162
Franklin Rising Dividends Securities.......       2            1.45%      10.79        6,909
Franklin Rising Dividends Securities.......       2            1.95%      10.20           22
Franklin Rising Dividends Securities.......       2             2.8%       9.72          378
Franklin Rising Dividends Securities.......       2             1.5%      10.76          379
Franklin Rising Dividends Securities.......       2               2%      10.17          911
Franklin Rising Dividends Securities.......       2            2.85%       9.69           --
Franklin Zero Coupon 2010..................       2            1.35%      11.39      163,150
Franklin Zero Coupon 2010..................       2             1.2%      11.18       92,565
Franklin Zero Coupon 2010..................       2             1.7%      10.99      120,598
Franklin Zero Coupon 2010..................       2            2.35%      10.83       31,851
Franklin Zero Coupon 2010..................       2            1.45%      11.68          150
Franklin Zero Coupon 2010..................       2            1.95%      11.15           --
Franklin Zero Coupon 2010..................       2             2.8%      10.62          719
Franklin Zero Coupon 2010..................       2             1.5%      11.65        6,495
Franklin Zero Coupon 2010..................       2               2%      11.11        3,428
Franklin Zero Coupon 2010..................       2            2.85%      10.59           --
Janus Aspen Series Balanced................ Institutional      1.35%      11.69    1,954,684
Janus Aspen Series Forty................... Institutional      1.35%       8.29    1,547,604
Janus Aspen Series Forty...................    Service          1.2%      10.45      305,780
Janus Aspen Series Forty...................    Service          1.7%      10.61      199,847
Janus Aspen Series Forty...................    Service         2.35%      10.17      142,574
Janus Aspen Series Forty...................    Service         1.45%      11.65          325
Janus Aspen Series Forty...................    Service         1.95%      11.46           81
Janus Aspen Series Forty...................    Service          2.8%      10.92           --
Janus Aspen Series Forty...................    Service          1.5%      11.62          395
Janus Aspen Series Forty...................    Service            2%      11.42        1,576
Janus Aspen Series Forty...................    Service         2.85%      10.89          536

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                   Fund Name                                     Option
----------------------------------------------- ----------------------------------------
Janus Aspen Series International Growth........ MONY Variable Annuity Option 1
Janus Aspen Series International Growth........ MONY Variable Annuity Option 2
Janus Aspen Series International Growth........ MONY Variable Annuity Option 3
Janus Aspen Series International Growth........ MONY Variable Annuity L Share Option 1
Janus Aspen Series International Growth........ MONY Variable Annuity L Share Option 2
Janus Aspen Series International Growth........ MONY Variable Annuity L Share Option 3
Janus Aspen Series International Growth........ MONY Variable Annuity C Share Option 1
Janus Aspen Series International Growth........ MONY Variable Annuity C Share Option 2
Janus Aspen Series International Growth........ MONY Variable Annuity C Share Option 3
Janus Aspen Series Mid Cap Growth.............. MONY Custom Master
Janus Aspen Series Worldwide Growth............ MONY Custom Master
MFS(R) Utilities Series........................ MONY Variable Annuity Option 1
MFS(R) Utilities Series........................ MONY Variable Annuity Option 2
MFS(R) Utilities Series........................ MONY Variable Annuity Option 3
MFS(R) Utilities Series........................ MONY Variable Annuity L Share Option 1
MFS(R) Utilities Series........................ MONY Variable Annuity L Share Option 2
MFS(R) Utilities Series........................ MONY Variable Annuity L Share Option 3
MFS(R) Utilities Series........................ MONY Variable Annuity C Share Option 1
MFS(R) Utilities Series........................ MONY Variable Annuity C Share Option 2
MFS(R) Utilities Series........................ MONY Variable Annuity C Share Option 3
Multimanager High Yield........................ MONY Variable Annuity Option 1
Multimanager High Yield........................ MONY Variable Annuity Option 2
Multimanager High Yield........................ MONY Variable Annuity Option 3
Multimanager High Yield........................ MONY Variable Annuity L Share Option 1
Multimanager High Yield........................ MONY Variable Annuity L Share Option 2
Multimanager High Yield........................ MONY Variable Annuity L Share Option 3
Multimanager High Yield........................ MONY Variable Annuity C Share Option 1
Multimanager High Yield........................ MONY Variable Annuity C Share Option 2
Multimanager High Yield........................ MONY Variable Annuity C Share Option 3
Multimanager Small Cap Growth.................. MONY Custom Master
Multimanager Small Cap Growth.................. MONY Variable Annuity Option 1
Multimanager Small Cap Growth.................. MONY Variable Annuity Option 2
Multimanager Small Cap Growth.................. MONY Variable Annuity Option 3
Multimanager Small Cap Growth.................. MONY Variable Annuity L Share Option 1
Multimanager Small Cap Growth.................. MONY Variable Annuity L Share Option 2
Multimanager Small Cap Growth.................. MONY Variable Annuity L Share Option 3
Multimanager Small Cap Growth.................. MONY Variable Annuity C Share Option 1
Multimanager Small Cap Growth.................. MONY Variable Annuity C Share Option 2
Multimanager Small Cap Growth.................. MONY Variable Annuity C Share Option 3
Oppenheimer Global Securities Fund/VA.......... MONY Custom Master
Oppenheimer Global Securities Fund/VA.......... MONY Variable Annuity Option 1
Oppenheimer Global Securities Fund/VA.......... MONY Variable Annuity Option 2
Oppenheimer Global Securities Fund/VA.......... MONY Variable Annuity Option 3
Oppenheimer Global Securities Fund/VA.......... MONY Variable Annuity L Share Option 1
Oppenheimer Global Securities Fund/VA.......... MONY Variable Annuity L Share Option 2
Oppenheimer Global Securities Fund/VA.......... MONY Variable Annuity L Share Option 3
Oppenheimer Global Securities Fund/VA.......... MONY Variable Annuity C Share Option 1
Oppenheimer Global Securities Fund/VA.......... MONY Variable Annuity C Share Option 2
Oppenheimer Global Securities Fund/VA.......... MONY Variable Annuity C Share Option 3
PIMCO Global Bond (Unhedged)................... MONY Custom Master
PIMCO Global Bond (Unhedged)................... MONY Variable Annuity Option 1
PIMCO Global Bond (Unhedged)................... MONY Variable Annuity Option 2
PIMCO Global Bond (Unhedged)................... MONY Variable Annuity Option 3
PIMCO Global Bond (Unhedged)................... MONY Variable Annuity L Share Option 1



                                                                  Mortality
                                                                      &      Unit Fair
                                                                   Expense     Value       Units
                   Fund Name                          Class         Ratio       ($)     Outstanding
----------------------------------------------- ---------------- ---------- ---------- ------------
Janus Aspen Series International Growth........      Service         1.2%       13.00     480,782
Janus Aspen Series International Growth........      Service         1.7%       13.53     485,146
Janus Aspen Series International Growth........      Service        2.35%       12.91     442,783
Janus Aspen Series International Growth........      Service        1.45%       17.58       3,475
Janus Aspen Series International Growth........      Service        1.95%       16.80         530
Janus Aspen Series International Growth........      Service         2.8%       16.01       1,323
Janus Aspen Series International Growth........      Service         1.5%       17.53       4,724
Janus Aspen Series International Growth........      Service           2%       16.75       2,470
Janus Aspen Series International Growth........      Service        2.85%       15.97          --
Janus Aspen Series Mid Cap Growth..............   Institutional     1.35%        6.09   1,722,276
Janus Aspen Series Worldwide Growth............   Institutional     1.35%        5.91   1,795,688
MFS(R) Utilities Series........................      Initial         1.2%       17.62     187,254
MFS(R) Utilities Series........................      Initial         1.7%       16.66     135,905
MFS(R) Utilities Series........................      Initial        2.35%       14.93      99,733
MFS(R) Utilities Series........................      Initial        1.45%       22.14         246
MFS(R) Utilities Series........................      Initial        1.95%       17.34          --
MFS(R) Utilities Series........................      Initial         2.8%       16.53          --
MFS(R) Utilities Series........................      Initial         1.5%       22.07         689
MFS(R) Utilities Series........................      Initial           2%       17.29         686
MFS(R) Utilities Series........................      Initial        2.85%       16.48          --
Multimanager High Yield........................         A            1.2%       11.10     357,943
Multimanager High Yield........................         A            1.7%       10.71     310,015
Multimanager High Yield........................         A           2.35%       10.30     172,340
Multimanager High Yield........................         A           1.45%       10.77       8,827
Multimanager High Yield........................         A           1.95%        9.26       1,047
Multimanager High Yield........................         A            2.8%        8.83       1,147
Multimanager High Yield........................         A            1.5%       10.74       3,865
Multimanager High Yield........................         A              2%        9.23       2,567
Multimanager High Yield........................         A           2.85%        8.80          --
Multimanager Small Cap Growth..................         B           1.35%       10.85     997,235
Multimanager Small Cap Growth..................         B            1.2%        7.38     316,585
Multimanager Small Cap Growth..................         B            1.7%        7.10     351,830
Multimanager Small Cap Growth..................         B           2.35%        6.71     298,509
Multimanager Small Cap Growth..................         B           1.45%        9.76       1,338
Multimanager Small Cap Growth..................         B           1.95%        8.75         223
Multimanager Small Cap Growth..................         B            2.8%        8.34         190
Multimanager Small Cap Growth..................         B            1.5%        9.73       1,459
Multimanager Small Cap Growth..................         B              2%        8.73       1,726
Multimanager Small Cap Growth..................         B           2.85%        8.32          --
Oppenheimer Global Securities Fund/VA..........      Service        1.35%       12.93     528,621
Oppenheimer Global Securities Fund/VA..........      Service         1.2%       13.10     355,444
Oppenheimer Global Securities Fund/VA..........      Service         1.7%       12.87     279,214
Oppenheimer Global Securities Fund/VA..........      Service        2.35%       11.05     151,724
Oppenheimer Global Securities Fund/VA..........      Service        1.45%       13.25       2,920
Oppenheimer Global Securities Fund/VA..........      Service        1.95%       12.38       1,028
Oppenheimer Global Securities Fund/VA..........      Service         2.8%       11.80       2,219
Oppenheimer Global Securities Fund/VA..........      Service         1.5%       13.21       1,797
Oppenheimer Global Securities Fund/VA..........      Service           2%       12.34       2,131
Oppenheimer Global Securities Fund/VA..........      Service        2.85%       11.76          --
PIMCO Global Bond (Unhedged)...................  Administrative     1.35%       14.26     311,052
PIMCO Global Bond (Unhedged)...................  Administrative      1.2%       14.88     436,029
PIMCO Global Bond (Unhedged)...................  Administrative      1.7%       14.39     298,376
PIMCO Global Bond (Unhedged)...................  Administrative     2.35%       13.90     161,765
PIMCO Global Bond (Unhedged)...................  Administrative     1.45%       13.15       1,664

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2008


                             Fund Name                                              Option
------------------------------------------------------------------ ----------------------------------------
PIMCO Global Bond (Unhedged)...................................... MONY Variable Annuity L Share Option 2
PIMCO Global Bond (Unhedged)...................................... MONY Variable Annuity L Share Option 3
PIMCO Global Bond (Unhedged)...................................... MONY Variable Annuity C Share Option 1
PIMCO Global Bond (Unhedged)...................................... MONY Variable Annuity C Share Option 2
PIMCO Global Bond (Unhedged)...................................... MONY Variable Annuity C Share Option 3
PIMCO StocksPLUS Growth and Income................................ MONY Variable Annuity Option 1
PIMCO StocksPLUS Growth and Income................................ MONY Variable Annuity Option 2
PIMCO StocksPLUS Growth and Income................................ MONY Variable Annuity Option 3
PIMCO StocksPLUS Growth and Income................................ MONY Variable Annuity L Share Option 1
PIMCO StocksPLUS Growth and Income................................ MONY Variable Annuity L Share Option 2
PIMCO StocksPLUS Growth and Income................................ MONY Variable Annuity L Share Option 3
PIMCO StocksPLUS Growth and Income................................ MONY Variable Annuity C Share Option 1
PIMCO StocksPLUS Growth and Income................................ MONY Variable Annuity C Share Option 2
PIMCO StocksPLUS Growth and Income................................ MONY Variable Annuity C Share Option 3
ProFund VP Bear................................................... MONY Custom Master
ProFund VP Bear................................................... MONY Variable Annuity Option 1
ProFund VP Bear................................................... MONY Variable Annuity Option 2
ProFund VP Bear................................................... MONY Variable Annuity Option 3
ProFund VP Bear................................................... MONY Variable Annuity L Share Option 1
ProFund VP Bear................................................... MONY Variable Annuity L Share Option 2
ProFund VP Bear................................................... MONY Variable Annuity L Share Option 3
ProFund VP Bear................................................... MONY Variable Annuity C Share Option 1
ProFund VP Bear................................................... MONY Variable Annuity C Share Option 2
ProFund VP Bear................................................... MONY Variable Annuity C Share Option 3
ProFund VP Rising Rates Opportunity............................... MONY Custom Master
ProFund VP Rising Rates Opportunity............................... MONY Variable Annuity Option 1
ProFund VP Rising Rates Opportunity............................... MONY Variable Annuity Option 2
ProFund VP Rising Rates Opportunity............................... MONY Variable Annuity Option 3
ProFund VP Rising Rates Opportunity............................... MONY Variable Annuity L Share Option 1
ProFund VP Rising Rates Opportunity............................... MONY Variable Annuity L Share Option 2
ProFund VP Rising Rates Opportunity............................... MONY Variable Annuity L Share Option 3
ProFund VP Rising Rates Opportunity............................... MONY Variable Annuity C Share Option 1
ProFund VP Rising Rates Opportunity............................... MONY Variable Annuity C Share Option 2
ProFund VP Rising Rates Opportunity............................... MONY Variable Annuity C Share Option 3
ProFund VP UltraBull.............................................. MONY Custom Master
ProFund VP UltraBull.............................................. MONY Variable Annuity Option 1
ProFund VP UltraBull.............................................. MONY Variable Annuity Option 2
ProFund VP UltraBull.............................................. MONY Variable Annuity Option 3
ProFund VP UltraBull.............................................. MONY Variable Annuity L Share Option 1
ProFund VP UltraBull.............................................. MONY Variable Annuity L Share Option 2
ProFund VP UltraBull.............................................. MONY Variable Annuity L Share Option 3
ProFund VP UltraBull.............................................. MONY Variable Annuity C Share Option 1
ProFund VP UltraBull.............................................. MONY Variable Annuity C Share Option 2
ProFund VP UltraBull.............................................. MONY Variable Annuity C Share Option 3
The Universal Institutional Funds, Inc. Global Value Equity....... MONY Variable Annuity Option 1
The Universal Institutional Funds, Inc. Global Value Equity....... MONY Variable Annuity Option 2
The Universal Institutional Funds, Inc. Global Value Equity....... MONY Variable Annuity Option 3
The Universal Institutional Funds, Inc. Global Value Equity....... MONY Variable Annuity L Share Option 1
The Universal Institutional Funds, Inc. Global Value Equity....... MONY Variable Annuity L Share Option 2
The Universal Institutional Funds, Inc. Global Value Equity....... MONY Variable Annuity L Share Option 3
The Universal Institutional Funds, Inc. Global Value Equity....... MONY Variable Annuity C Share Option 1
The Universal Institutional Funds, Inc. Global Value Equity....... MONY Variable Annuity C Share Option 2
The Universal Institutional Funds, Inc. Global Value Equity....... MONY Variable Annuity C Share Option 3



                                                                                     Mortality
                                                                                         &      Unit Fair
                                                                                      Expense     Value       Units
                             Fund Name                                   Class         Ratio       ($)     Outstanding
------------------------------------------------------------------ ---------------- ---------- ---------- ------------
PIMCO Global Bond (Unhedged)......................................  Administrative      1.95%      11.21         690
PIMCO Global Bond (Unhedged)......................................  Administrative       2.8%      10.69       2,530
PIMCO Global Bond (Unhedged)......................................  Administrative       1.5%      13.11       3,408
PIMCO Global Bond (Unhedged)......................................  Administrative         2%      11.18       2,422
PIMCO Global Bond (Unhedged)......................................  Administrative      2.85%      10.66          --
PIMCO StocksPLUS Growth and Income................................  Administrative       1.2%       8.12     667,187
PIMCO StocksPLUS Growth and Income................................  Administrative       1.7%       7.76     742,682
PIMCO StocksPLUS Growth and Income................................  Administrative      2.35%       7.51     646,671
PIMCO StocksPLUS Growth and Income................................  Administrative      1.45%       9.78       5,397
PIMCO StocksPLUS Growth and Income................................  Administrative      1.95%       8.61       1,800
PIMCO StocksPLUS Growth and Income................................  Administrative       2.8%       8.21       2,152
PIMCO StocksPLUS Growth and Income................................  Administrative       1.5%       9.75       4,619
PIMCO StocksPLUS Growth and Income................................  Administrative         2%       8.59       3,793
PIMCO StocksPLUS Growth and Income................................  Administrative      2.85%       8.19          --
ProFund VP Bear...................................................     Insurance        1.35%       8.71     117,167
ProFund VP Bear...................................................     Insurance         1.2%       8.74      14,925
ProFund VP Bear...................................................     Insurance         1.7%       9.35      61,612
ProFund VP Bear...................................................     Insurance        2.35%       8.23      20,500
ProFund VP Bear...................................................     Insurance        1.45%       8.52          --
ProFund VP Bear...................................................     Insurance        1.95%       8.57          --
ProFund VP Bear...................................................     Insurance         2.8%       8.17          --
ProFund VP Bear...................................................     Insurance         1.5%       8.50      20,853
ProFund VP Bear...................................................     Insurance           2%       8.54          --
ProFund VP Bear...................................................     Insurance        2.85%       8.14          --
ProFund VP Rising Rates Opportunity...............................     Insurance        1.35%       4.84      54,450
ProFund VP Rising Rates Opportunity...............................     Insurance         1.2%       5.34     550,106
ProFund VP Rising Rates Opportunity...............................     Insurance         1.7%       5.19      52,767
ProFund VP Rising Rates Opportunity...............................     Insurance        2.35%       5.00      40,075
ProFund VP Rising Rates Opportunity...............................     Insurance        1.45%       4.83       5,825
ProFund VP Rising Rates Opportunity...............................     Insurance        1.95%       4.84          --
ProFund VP Rising Rates Opportunity...............................     Insurance         2.8%       4.61         538
ProFund VP Rising Rates Opportunity...............................     Insurance         1.5%       4.82       2,702
ProFund VP Rising Rates Opportunity...............................     Insurance           2%       4.83         668
ProFund VP Rising Rates Opportunity...............................     Insurance        2.85%       4.60         699
ProFund VP UltraBull..............................................     Insurance        1.35%       6.35      67,276
ProFund VP UltraBull..............................................     Insurance         1.2%       5.70      59,202
ProFund VP UltraBull..............................................     Insurance         1.7%       5.43      66,255
ProFund VP UltraBull..............................................     Insurance        2.35%       5.94     196,300
ProFund VP UltraBull..............................................     Insurance        1.45%       6.50       2,343
ProFund VP UltraBull..............................................     Insurance        1.95%       5.94          --
ProFund VP UltraBull..............................................     Insurance         2.8%       5.67         570
ProFund VP UltraBull..............................................     Insurance         1.5%       6.48         133
ProFund VP UltraBull..............................................     Insurance           2%       5.93         253
ProFund VP UltraBull..............................................     Insurance        2.85%       5.65          --
The Universal Institutional Funds, Inc. Global Value Equity.......         I             1.2%       8.86     126,925
The Universal Institutional Funds, Inc. Global Value Equity.......         I             1.7%       8.66     147,450
The Universal Institutional Funds, Inc. Global Value Equity.......         I            2.35%       8.24      95,468
The Universal Institutional Funds, Inc. Global Value Equity.......         I            1.45%      10.95       2,497
The Universal Institutional Funds, Inc. Global Value Equity.......         I            1.95%      10.61         119
The Universal Institutional Funds, Inc. Global Value Equity.......         I             2.8%      10.11          --
The Universal Institutional Funds, Inc. Global Value Equity.......         I             1.5%      10.92       1,524
The Universal Institutional Funds, Inc. Global Value Equity.......         I               2%      10.58         237
The Universal Institutional Funds, Inc. Global Value Equity.......         I            2.85%      10.08          --

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                          AIM V.I. Financial  AIM V.I. Global     AIM V.I.
                                                               Services         Health Care      Technology
                                                         ------------------- ----------------- --------------
Income:
 Dividend income........................................    $     39,516       $         --      $       --
Expenses:
Mortality and expense risk charges......................         (28,239)           (67,408)        (21,125)
                                                            ------------       ------------      ----------
Net investment income/(loss)............................          11,277            (67,408)        (21,125)
                                                            ------------       ------------      ----------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares........        (261,751)           177,113          16,878
 Realized gain distributions............................         113,856            742,208              --
                                                            ------------       ------------      ----------
Realized gain/(loss)....................................        (147,895)           919,321          16,878
                                                            ------------       ------------      ----------
Change in unrealized appreciation/(depreciation)........      (1,155,462)        (2,150,244)       (693,266)
                                                            ------------       ------------      ----------
Net increase/(decrease) in net assets
 resulting from operations..............................    $ (1,292,080)      $ (1,298,331)     $ (697,513)
                                                            ============       ============      ==========



                                                             All Asset      AXA Aggressive   AXA Conservative   AXA Conservative-
                                                             Allocation       Allocation        Allocation       Plus Allocation
                                                         ----------------- ---------------- ------------------ -------------------
Income:
 Dividend income........................................   $   4,531,124      $   27,425        $  144,239         $  145,414
Expenses:
Mortality and expense risk charges......................      (2,893,225)        (24,933)          (31,659)           (45,009)
                                                           -------------      ----------        ----------         ----------
Net investment income/(loss)............................       1,637,899           2,492           112,580            100,405
                                                           -------------      ----------        ----------         ----------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares........     (20,201,474)       (198,569)         (141,112)          (396,635)
 Realized gain distributions............................       8,131,830         117,751            35,135             91,073
                                                           -------------      ----------        ----------         ----------
Realized gain/(loss)....................................     (12,069,644)        (80,818)         (105,977)          (305,562)
                                                           -------------      ----------        ----------         ----------
Change in unrealized appreciation/(depreciation)........     (68,232,277)       (715,320)         (360,695)          (520,334)
                                                           -------------      ----------        ----------         ----------
Net increase/(decrease) in net assets
 resulting from operations..............................   $ (78,664,022)     $ (793,646)       $ (354,092)        $ (725,491)
                                                           =============      ==========        ==========         ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                           AXA Moderate    AXA Moderate-      Dreyfus Stock     EQ/AllianceBernstein
                                                            Allocation    Plus Allocation   Index Fund, Inc.      Small Cap Growth
                                                         --------------- ----------------- ------------------  ---------------------
Income:
 Dividend income........................................  $    472,059     $    147,041      $     641,458          $        316
Expenses:
Mortality and expense risk charges......................      (149,745)         (85,693)          (427,869)              (65,011)
                                                          ------------     ------------      -------------          ------------
Net investment income/(loss)............................       322,314           61,348            213,589               (64,695)
                                                          ------------     ------------      -------------          ------------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares........    (1,161,441)        (800,457)        (1,103,981)              (53,969)
 Realized gain distributions............................       492,549          315,462                 --                 5,092
                                                          ------------     ------------      -------------          ------------
Realized gain/(loss)....................................      (668,892)        (484,995)        (1,103,981)              (48,877)
                                                          ------------     ------------      -------------          ------------
Change in unrealized appreciation/(depreciation)........    (2,648,221)      (1,749,641)       (13,110,306)           (2,007,200)
                                                          ------------     ------------      -------------          ------------
Net increase/(decrease) in net assets
 resulting from operations..............................  $ (2,994,799)    $ (2,173,288)     $ (14,000,698)         $ (2,120,772)
                                                          ============     ============      =============          ============



                                                             EQ/BlackRock        EQ/Bond      EQ/Boston Advisors
                                                          Basic Value Equity      Index          Equity Income
                                                         -------------------- -------------  --------------------
Income:
 Dividend income........................................     $    209,943      $   694,187      $     679,203
Expenses:
Mortality and expense risk charges......................         (217,216)        (240,959)          (489,956)
                                                             ------------      -----------      -------------
Net investment income/(loss)............................           (7,273)         453,228            189,247
                                                             ------------      -----------      -------------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares........         (585,066)        (923,861)         1,081,334
 Realized gain distributions............................           63,976               --            375,617
                                                             ------------      -----------      -------------
Realized gain/(loss)....................................         (521,090)        (923,861)         1,456,951
                                                             ------------      -----------      -------------
Change in unrealized appreciation/(depreciation)........       (5,593,781)       1,155,871        (14,617,646)
                                                             ------------      -----------      -------------
Net increase/(decrease) in net assets
 resulting from operations..............................     $ (6,122,144)     $   685,238      $ (12,971,448)
                                                             ============      ===========      =============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                               EQ/Calvert            EQ/Capital      EQ/Caywood-Scholl
                                                          Socially Responsible   Guardian Research    High Yield Bond
                                                         ---------------------- ------------------- -------------------
Income:
 Dividend income........................................      $     12,703         $     99,989        $  1,858,707
Expenses:
Mortality and expense risk charges......................           (48,973)            (141,564)           (363,655)
                                                              ------------         ------------        ------------
Net investment income/(loss)............................           (36,270)             (41,575)          1,495,052
                                                              ------------         ------------        ------------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares........          (341,130)             329,168              97,873
 Realized gain distributions............................            47,224              158,109                  --
                                                              ------------         ------------        ------------
Realized gain/(loss)....................................          (293,906)             487,277              97,873
                                                              ------------         ------------        ------------
Change in unrealized appreciation/(depreciation)........        (1,644,050)          (4,999,627)         (7,095,231)
                                                              ------------         ------------        ------------
Net increase/(decrease) in net assets
 resulting from operations..............................      $ (1,974,226)        $ (4,553,925)       $ (5,502,306)
                                                              ============         ============        ============



                                                          EQ/GAMCO Mergers   EQ/GAMCO Small   EQ/Government   EQ/International
                                                          and Acquisitions    Company Value     Securities         Growth
                                                         ------------------ ---------------- --------------- ------------------
Income:
 Dividend income........................................    $     34,665     $     846,918     $1,826,162      $     203,150
Expenses:
Mortality and expense risk charges......................        (118,633)       (2,375,497)      (728,141)          (310,608)
                                                            ------------     -------------     ----------      -------------
Net investment income/(loss)............................         (83,968)       (1,528,579)     1,098,021           (107,458)
                                                            ------------     -------------     ----------      -------------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares........         (23,941)        7,408,999       (854,695)         3,120,742
 Realized gain distributions............................         274,297         5,454,981             --            429,913
                                                            ------------     -------------     ----------      -------------
Realized gain/(loss)....................................         250,356        12,863,980       (854,695)         3,550,655
                                                            ------------     -------------     ----------      -------------
Change in unrealized appreciation/(depreciation)........      (1,379,396)      (73,342,930)       643,984        (15,232,514)
                                                            ------------     -------------     ----------      -------------
Net increase/(decrease) in net assets
 resulting from operations..............................    $ (1,213,008)    $ (62,007,529)    $  887,310      $ (11,789,317)
                                                            ============     =============     ==========      =============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                            EQ/JPMorgan     EQ/Large Cap      EQ/Long
                                                             Core Bond       Value PLUS      Term Bond
                                                         ---------------- ---------------- -------------
Income:
 Dividend income........................................   $  2,065,740     $    262,616    $1,711,881
Expenses:
Mortality and expense risk charges......................       (806,109)        (124,325)     (497,263)
                                                           ------------     ------------    ----------
Net investment income/(loss)............................      1,259,631          138,291     1,214,618
                                                           ------------     ------------    ----------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares........     (3,071,328)        (185,987)     (606,516)
 Realized gain distributions............................             --               --       184,886
                                                           ------------     ------------    ----------
Realized gain/(loss)....................................     (3,071,328)        (185,987)     (421,630)
                                                           ------------     ------------    ----------
Change in unrealized appreciation/(depreciation)........     (3,812,041)      (4,738,900)      110,361
                                                           ------------     ------------    ----------
Net increase/(decrease) in net assets
 resulting from operations..............................   $ (5,623,738)    $ (4,786,596)   $  903,349
                                                           ============     ============    ==========



                                                            EQ/Lord Abbett    EQ/Lord Abbett     EQ/Marsico         EQ/Mid
                                                          Growth and Income    Mid Cap Value       Focus          Cap Index
                                                         ------------------- ---------------- --------------- -----------------
Income:
 Dividend income........................................    $     515,802     $     394,408    $    135,481     $     214,498
Expenses:
Mortality and expense risk charges......................         (553,463)         (433,859)       (241,891)         (382,549)
                                                            -------------     -------------    ------------     -------------
Net investment income/(loss)............................          (37,661)          (39,451)       (106,410)         (168,051)
                                                            -------------     -------------    ------------     -------------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares........           63,292          (266,993)       (135,991)       (1,373,354)
 Realized gain distributions............................           89,497           782,974         179,010           243,175
                                                            -------------     -------------    ------------     -------------
Realized gain/(loss)....................................          152,789           515,981          43,019        (1,130,179)
                                                            -------------     -------------    ------------     -------------
Change in unrealized appreciation/(depreciation)........      (16,203,211)      (14,205,414)     (8,599,719)      (13,026,683)
                                                            -------------     -------------    ------------     -------------
Net increase/(decrease) in net assets
 resulting from operations..............................    $ (16,088,083)    $ (13,728,884)   $ (8,663,110)    $ (14,324,913)
                                                            =============     =============    ============     =============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                             EQ/Money       EQ/Montag &        EQ/PIMCO
                                                              Market      Caldwell Growth    Real Return
                                                         --------------- ----------------- ---------------
Income:
 Dividend income........................................  $   1,840,004    $     178,062    $    531,515
Expenses:
Mortality and expense risk charges......................     (1,120,046)      (1,513,770)       (289,507)
                                                          -------------    -------------    ------------
Net investment income/(loss)............................        719,958       (1,335,708)        242,008
                                                          -------------    -------------    ------------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares........          1,166        2,380,904          34,022
 Realized gain distributions............................             --               --       1,056,266
                                                          -------------    -------------    ------------
Realized gain/(loss)....................................          1,166        2,380,904       1,090,288
                                                          -------------    -------------    ------------
Change in unrealized appreciation/(depreciation)........         (1,151)     (41,741,311)     (2,530,290)
                                                          -------------    -------------    ------------
Net increase/(decrease) in net assets
 resulting from operations..............................  $     719,973    $ (40,696,115)   $ (1,197,994)
                                                          =============    =============    ============



                                                             EQ/Short        EQ/Small     EQ/T. Rowe Price        EQ/UBS
                                                          Duration Bond   Company Index     Growth Stock     Growth and Income
                                                         --------------- --------------- ------------------ ------------------
Income:
 Dividend income........................................   $  231,893     $     65,954     $       1,980      $     488,963
Expenses:
Mortality and expense risk charges......................      (71,690)        (110,373)         (772,455)          (642,257)
                                                           ----------     ------------     -------------      -------------
Net investment income/(loss)............................      160,203          (44,419)         (770,475)          (153,294)
                                                           ----------     ------------     -------------      -------------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares........       24,103         (102,284)       (8,467,806)          (226,673)
 Realized gain distributions............................           --          531,466            12,209                 --
                                                           ----------     ------------     -------------      -------------
Realized gain/(loss)....................................       24,103          429,182        (8,455,597)          (226,673)
                                                           ----------     ------------     -------------      -------------
Change in unrealized appreciation/(depreciation)........     (340,924)      (3,160,614)      (21,763,968)       (21,394,085)
                                                           ----------     ------------     -------------      -------------
Net increase/(decrease) in net assets
 resulting from operations..............................   $ (156,618)    $ (2,775,851)    $ (30,990,040)     $ (21,774,052)
                                                           ==========     ============     =============      =============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                           EQ/Van Kampen
                                                             Emerging       EQ/Van Kampen   EQ/Van Kampen
                                                          Markets Equity   Mid Cap Growth    Real Estate
                                                         ---------------- ---------------- ---------------
Income:
 Dividend income........................................  $      35,833    $          --    $    512,003
Expenses:
Mortality and expense risk charges......................       (228,233)        (348,777)       (365,705)
                                                          -------------    -------------    ------------
Net investment income/(loss)............................       (192,400)        (348,777)        146,298
                                                          -------------    -------------    ------------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares........      1,370,718       (1,198,328)         80,659
 Realized gain distributions............................        682,407               --         175,602
                                                          -------------    -------------    ------------
Realized gain/(loss)....................................      2,053,125       (1,198,328)        256,261
                                                          -------------    -------------    ------------
Change in unrealized appreciation/(depreciation)........    (12,505,698)     (11,535,591)     (9,937,486)
                                                          -------------    -------------    ------------
Net increase/(decrease) in net assets
 resulting from operations..............................  $ (10,644,973)   $ (13,082,696)   $ (9,534,927)
                                                          =============    =============    ============



                                                            Fidelity VIP    Franklin Income      Franklin Rising     Franklin Zero
                                                           Contrafund(R)       Securities     Dividends Securities    Coupon 2010
                                                         ----------------- ----------------- ---------------------- --------------
Income:
 Dividend income........................................   $     371,889     $   2,667,701        $    178,645        $ 192,572
Expenses:
Mortality and expense risk charges......................        (663,932)         (781,814)           (154,710)         (66,059)
                                                           -------------     -------------        ------------        ---------
Net investment income/(loss)............................        (292,043)        1,885,887              23,935          126,513
                                                           -------------     -------------        ------------        ---------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares........      (4,429,086)         (648,316)             31,501          124,649
 Realized gain distributions............................       1,608,401         1,115,654              77,115               --
                                                           -------------     -------------        ------------        ---------
Realized gain/(loss)....................................      (2,820,685)          467,338             108,616          124,649
                                                           -------------     -------------        ------------        ---------
Change in unrealized appreciation/(depreciation)........     (22,647,345)      (19,182,753)         (3,266,763)          (8,590)
                                                           -------------     -------------        ------------        ---------
Net increase/(decrease) in net assets
 resulting from operations..............................   $ (25,760,073)    $ (16,829,528)       $ (3,134,212)       $ 242,572
                                                           =============     =============        ============        =========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                                                                  Janus Aspen
                                                            Janus Aspen       Janus Aspen           Series
                                                          Series Balanced    Series Forty    International Growth
                                                         ----------------- ---------------- ----------------------
Income:
 Dividend income........................................   $    781,829     $       6,152       $     398,911
Expenses:
Mortality and expense risk charges......................       (421,938)         (504,389)           (620,146)
                                                           ------------     -------------       -------------
Net investment income/(loss)............................        359,891          (498,237)           (221,235)
                                                           ------------     -------------       -------------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares........      1,014,610         2,605,511           5,570,681
 Realized gain distributions............................      2,195,658            25,566           5,762,053
                                                           ------------     -------------       -------------
Realized gain/(loss)....................................      3,210,268         2,631,077          11,332,734
                                                           ------------     -------------       -------------
Change in unrealized appreciation/(depreciation)........     (9,097,781)      (20,017,791)        (34,627,271)
                                                           ------------     -------------       -------------
Net increase/(decrease) in net assets
 resulting from operations..............................   $ (5,527,622)    $ (17,884,951)      $ (23,515,772)
                                                           ============     =============       =============



                                                           Janus Aspen       Janus Aspen
                                                            Series Mid         Series        MFS(R) Utilities    Multimanager
                                                            Cap Growth    Worldwide Growth        Series          High Yield
                                                         --------------- ------------------ ------------------ ---------------
Income:
 Dividend income........................................  $     42,771     $      77,914       $    181,263     $  1,146,340
Expenses:
Mortality and expense risk charges......................      (244,773)         (247,237)          (179,963)        (208,144)
                                                          ------------     -------------       ------------     ------------
Net investment income/(loss)............................      (202,002)         (169,323)             1,300          938,196
                                                          ------------     -------------       ------------     ------------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares........    (2,154,407)       (3,431,993)           544,256         (799,115)
 Realized gain distributions............................     1,027,159           130,802          1,876,357               --
                                                          ------------     -------------       ------------     ------------
Realized gain/(loss)....................................    (1,127,248)       (3,301,191)         2,420,613         (799,115)
                                                          ------------     -------------       ------------     ------------
Change in unrealized appreciation/(depreciation)........    (7,912,307)       (6,822,492)        (7,489,494)      (3,455,993)
                                                          ------------     -------------       ------------     ------------
Net increase/(decrease) in net assets
 resulting from operations..............................  $ (9,241,557)    $ (10,293,006)      $ (5,067,581)    $ (3,316,912)
                                                          ============     =============       ============     ============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                          Multimanager Small   Oppenheimer Global     PIMCO Global
                                                              Cap Growth       Securities Fund/VA   Bond (Unhedged)
                                                         -------------------- -------------------- -----------------
Income:
 Dividend income........................................    $          --        $     397,551        $  684,443
Expenses:
Mortality and expense risk charges......................         (433,331)            (420,888)         (307,068)
                                                            -------------        -------------        ----------
Net investment income/(loss)............................         (433,331)             (23,337)          377,375
                                                            -------------        -------------        ----------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares........       (1,810,279)            (296,879)         (101,436)
 Realized gain distributions............................          112,969            2,131,794                --
                                                            -------------        -------------        ----------
Realized gain/(loss)....................................       (1,697,310)           1,834,915          (101,436)
                                                            -------------        -------------        ----------
Change in unrealized appreciation/(depreciation)........      (13,729,607)         (15,857,302)         (812,343)
                                                            -------------        -------------        ----------
Net increase/(decrease) in net assets
 resulting from operations..............................    $ (15,860,248)       $ (14,045,724)       $ (536,404)
                                                            =============        =============        ==========



                                                                                             ProFund VP
                                                           PIMCO StocksPLUS     ProFund     Rising Rates      ProFund VP
                                                          Growth and Income     VP Bear      Opportunity      UltraBull
                                                         ------------------- ------------ ---------------- ---------------
Income:
 Dividend income........................................    $   1,928,857     $  18,822     $    318,923    $     78,500
Expenses:
Mortality and expense risk charges......................         (463,113)      (18,993)         (81,801)        (75,425)
                                                            -------------     ---------     ------------    ------------
Net investment income/(loss)............................        1,465,744          (171)         237,122           3,075
                                                            -------------     ---------     ------------    ------------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares........         (324,004)      214,140         (365,828)     (1,873,680)
 Realized gain distributions............................               --            --               --              --
                                                            -------------     ---------     ------------    ------------
Realized gain/(loss)....................................         (324,004)      214,140         (365,828)     (1,873,680)
                                                            -------------     ---------     ------------    ------------
Change in unrealized appreciation/(depreciation)........      (15,263,320)      130,869       (2,323,970)     (2,377,722)
                                                            -------------     ---------     ------------    ------------
Net increase/(decrease) in net assets
 resulting from operations..............................    $ (14,121,580)    $ 344,838     $ (2,452,676)   $ (4,248,327)
                                                            =============     =========     ============    ============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                                  The Universal
                                                            Institutional Funds, Inc.
                                                                  Global Value
                                                                     Equity
                                                           --------------------------
Income:
 Dividend income........................................          $    138,506
Expenses:
Mortality and expense risk charges......................               (86,850)
                                                                  ------------
Net investment income/(loss)............................                51,656
                                                                  ------------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares........              (534,592)
 Realized gain distributions............................             1,565,355
                                                                  ------------
Realized gain/(loss)....................................             1,030,763
                                                                  ------------
Change in unrealized appreciation/(depreciation)........            (3,794,199)
                                                                  ------------
Net increase/(decrease) in net assets
 resulting from operations..............................          $ (2,711,780)
                                                                  ============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDING DECEMBER 31,


                                                                AIM V.I. Financial               AIM V.I. Global
                                                                     Services                      Health Care
                                                          ------------------------------- ------------------------------
                                                                2008            2007            2008           2007
                                                          --------------- --------------- --------------- --------------
From operations:
 Net investment income (loss)............................  $      11,277   $      (4,473)  $     (67,408)   $  (85,903)
 Net realized gain (loss) on investments.................       (147,895)        370,396         919,321       332,809
 Net change in unrealized appreciation
  (depreciation).........................................     (1,155,462)     (1,102,922)     (2,150,244)      213,742
                                                           -------------   -------------   -------------    ----------
 Net increase/(decrease) in net assets from
  operations.............................................     (1,292,080)       (736,999)     (1,298,331)      460,648
                                                           -------------   -------------   -------------    ----------
Contract transactions:
 Payments received from contract owners..................  $      27,790   $      64,142   $      55,750    $   73,675
 Transfers between subaccounts, net......................        (58,028)        (95,776)       (179,975)     (427,252)
 Transfers for contract benefits and terminations........       (173,395)       (312,664)       (424,709)     (491,986)
 Annual contract charges.................................           (306)           (482)           (620)         (722)
                                                           -------------   -------------   -------------    ----------
Net increase/(decrease) from contract
 transactions............................................       (203,939)       (344,780)       (549,554)     (846,285)
                                                           -------------   -------------   -------------    ----------
Net increase/(decrease) in amount retained by
 MONY America in Separate Account A......................              1              --              --            --
Net increase/(decrease) in net assets....................     (1,496,018)     (1,081,779)     (1,847,885)     (385,637)
Net assets beginning of period...........................      2,325,129       3,406,908       4,630,246     5,015,883
                                                           -------------   -------------   -------------    ----------
Net assets end of period.................................  $     829,111   $   2,325,129   $   2,782,361    $4,630,246
                                                           =============   =============   =============    ==========
 Units issued during the period..........................         39,216          24,038          50,112        18,429
 Units redeemed during the period........................        (62,571)        (50,504)       (101,146)      (85,689)
                                                           -------------   -------------   -------------    ----------
 Net units issued/(redeemed) during period...............        (23,355)        (26,466)        (51,034)      (67,260)
                                                           =============   =============   =============    ==========



                                                                    AIM V.I.                       All Asset
                                                                   Technology                      Allocation
                                                          ---------------------------- ----------------------------------
                                                               2008          2007             2008             2007
                                                          ------------- -------------- ----------------- ----------------
From operations:
 Net investment income (loss)............................  $  (21,125)    $  (31,426)   $     1,637,899   $   6,292,581
 Net realized gain (loss) on investments.................      16,878        149,480        (12,069,644)    (13,934,145)
 Net change in unrealized appreciation
  (depreciation).........................................    (693,266)       (23,915)       (68,232,277)     18,458,417
                                                           ----------     ----------    ---------------   -------------
 Net increase/(decrease) in net assets from
  operations.............................................    (697,513)        94,139        (78,664,022)     10,816,853
                                                           ----------     ----------    ---------------   -------------
Contract transactions:
 Payments received from contract owners..................  $   27,613     $   40,391    $     1,990,869   $   3,091,580
 Transfers between subaccounts, net......................     (52,913)      (110,912)        (9,346,532)     (8,305,131)
 Transfers for contract benefits and terminations........    (229,215)      (218,987)       (41,719,953)    (68,988,638)
 Annual contract charges.................................        (323)          (392)          (216,884)       (259,648)
                                                           ----------     ----------    ---------------   -------------
Net increase/(decrease) from contract
 transactions............................................    (254,838)      (289,900)       (49,292,500)    (74,461,837)
                                                           ----------     ----------    ---------------   -------------
Net increase/(decrease) in amount retained by
 MONY America in Separate Account A......................          --             --               (642)            642
Net increase/(decrease) in net assets....................    (952,351)      (195,761)      (127,957,164)    (63,644,342)
Net assets beginning of period...........................   1,721,657      1,917,418        285,185,332     348,829,674
                                                           ----------     ----------    ---------------   -------------
Net assets end of period.................................  $  769,306     $1,721,657    $   157,228,168   $ 285,185,332
                                                           ==========     ==========    ===============   =============
 Units issued during the period..........................      28,922         31,068            332,457         527,179
 Units redeemed during the period........................     (58,912)       (59,320)        (2,636,353)     (3,366,991)
                                                           ----------     ----------    ---------------   -------------
 Net units issued/(redeemed) during period...............     (29,990)       (28,252)        (2,303,896)     (2,839,812)
                                                           ==========     ==========    ===============   =============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDING DECEMBER 31,


                                                                 AXA Aggressive               AXA Conservative
                                                                   Allocation                    Allocation
                                                          ----------------------------- ----------------------------
                                                               2008         2007 (r)         2008         2007 (r)
                                                          -------------- -------------- -------------- -------------
From operations:
 Net investment income (loss)............................   $    2,492     $   26,034     $  112,580     $  26,372
 Net realized gain (loss) on investments.................      (80,818)        27,534       (105,977)       13,023
 Net change in unrealized appreciation
  (depreciation).........................................     (715,320)       (73,118)      (360,695)      (27,507)
                                                            ----------     ----------     ----------     ---------
 Net increase/(decrease) in net assets from
  operations.............................................     (793,646)       (19,550)      (354,092)       11,888
                                                            ----------     ----------     ----------     ---------
Contract transactions:
 Payments received from contract owners..................   $  211,734     $   95,990     $  169,769     $ 258,303
 Transfers between subaccounts, net......................      778,793      1,370,850      2,916,618       588,195
 Transfers for contract benefits and terminations........     (139,993)       (95,550)      (427,478)       (5,128)
 Annual contract charges.................................         (390)           (43)          (281)           --
                                                            ----------     ----------     ----------     ---------
Net increase/(decrease) from contract
 transactions............................................      850,144      1,371,247      2,658,628       841,370
                                                            ----------     ----------     ----------     ---------
Net increase/(decrease) in amount retained by
 MONY America in Separate Account A......................           46              4            200            --
Net increase/(decrease) in net assets....................       56,544      1,351,701      2,304,736       853,258
Net assets beginning of period...........................    1,351,701             --        853,258            --
                                                            ----------     ----------     ----------     ---------
Net assets end of period.................................   $1,408,245     $1,351,701     $3,157,994     $ 853,258
                                                            ==========     ==========     ==========     =========
 Units issued during the period..........................      259,246        150,221        454,886        92,722
 Units redeemed during the period........................     (159,191)       (14,969)      (189,456)      (10,164)
                                                            ----------     ----------     ----------     ---------
 Net units issued/(redeemed) during period...............      100,055        135,252        265,430        82,558
                                                            ==========     ==========     ==========     =========



                                                              AXA Conservative-Plus              AXA Moderate
                                                                    Allocation                    Allocation
                                                          ------------------------------ -----------------------------
                                                                2008         2007 (r)          2008         2007 (r)
                                                          --------------- -------------- --------------- -------------
From operations:
 Net investment income (loss)............................  $     100,405    $   58,538    $    322,314    $  145,624
 Net realized gain (loss) on investments.................       (305,562)       30,119        (668,892)       53,753
 Net change in unrealized appreciation
  (depreciation).........................................       (520,334)      (68,123)     (2,648,221)     (169,124)
                                                           -------------    ----------    ------------    ----------
 Net increase/(decrease) in net assets from
  operations.............................................       (725,491)       20,534      (2,994,799)       30,253
                                                           -------------    ----------    ------------    ----------
Contract transactions:
 Payments received from contract owners..................  $     337,376    $  181,216    $    970,045    $  566,977
 Transfers between subaccounts, net......................      3,068,252     2,011,978       9,001,552     5,169,061
 Transfers for contract benefits and terminations........     (1,142,730)      (33,056)     (1,636,381)     (143,405)
 Annual contract charges.................................           (308)          (20)         (1,101)         (162)
                                                           -------------    ----------    ------------    ----------
Net increase/(decrease) from contract
 transactions............................................      2,262,590     2,160,118       8,334,115     5,592,471
                                                           -------------    ----------    ------------    ----------
Net increase/(decrease) in amount retained by
 MONY America in Separate Account A......................             55             5             499             1
Net increase/(decrease) in net assets....................      1,537,154     2,180,657       5,339,815     5,622,725
Net assets beginning of period...........................      2,180,657            --       5,622,725            --
                                                           -------------    ----------    ------------    ----------
Net assets end of period.................................  $   3,717,811    $2,180,657    $ 10,962,540    $5,622,725
                                                           =============    ==========    ============    ==========
 Units issued during the period..........................        489,352       220,870       1,535,868       592,340
 Units redeemed during the period........................       (244,243)       (7,057)       (643,587)      (41,008)
                                                           -------------    ----------    ------------    ----------
 Net units issued/(redeemed) during period...............        245,109       213,813         892,281       551,332
                                                           =============    ==========    ============    ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDING DECEMBER 31,


                                                                AXA Moderate-Plus                  Dreyfus Stock
                                                                    Allocation                   Index Fund, Inc.
                                                          ------------------------------ ---------------------------------
                                                                2008         2007 (r)          2008             2007
                                                          --------------- -------------- ---------------- ----------------
From operations:
 Net investment income (loss)............................  $      61,348    $   64,817    $      213,589   $      156,303
 Net realized gain (loss) on investments.................       (484,995)       48,384        (1,103,981)       1,425,381
 Net change in unrealized appreciation
  (depreciation).........................................     (1,749,641)     (153,006)      (13,110,306)         534,998
                                                           -------------    ----------    --------------   --------------
 Net increase/(decrease) in net assets from
  operations.............................................     (2,173,288)      (39,805)      (14,000,698)       2,116,682
                                                           -------------    ----------    --------------   --------------
Contract transactions:
 Payments received from contract owners..................  $     432,842    $  225,789    $      549,843   $    1,096,631
 Transfers between subaccounts, net......................      3,911,564     3,824,748        (2,731,050)      (1,867,616)
 Transfers for contract benefits and terminations........       (837,722)       (4,645)       (8,066,268)     (11,419,323)
 Annual contract charges.................................         (1,076)         (148)               --               --
                                                           -------------    ----------    --------------   --------------
Net increase/(decrease) from contract
 transactions............................................      3,505,608     4,045,744       (10,247,475)     (12,190,308)
                                                           -------------    ----------    --------------   --------------
Net increase/(decrease) in amount retained by
 MONY America in Separate Account A......................            200            --            29,867              133
Net increase/(decrease) in net assets....................      1,332,520     4,005,939       (24,218,306)     (10,073,493)
Net assets beginning of period...........................      4,005,939            --        44,168,159       54,241,652
                                                           -------------    ----------    --------------   --------------
Net assets end of period.................................  $   5,338,459    $4,005,939    $   19,949,853   $   44,168,159
                                                           =============    ==========    ==============   ==============
 Units issued during the period..........................        741,971       417,126           185,378          206,825
 Units redeemed during the period........................       (353,240)      (20,829)       (1,312,893)      (1,343,952)
                                                           -------------    ----------    --------------   --------------
 Net units issued/(redeemed) during period...............        388,731       396,297        (1,127,515)      (1,137,127)
                                                           =============    ==========    ==============   ==============



                                                                EQ/AllianceBernstein                EQ/BlackRock
                                                                  Small Cap Growth               Basic Value Equity
                                                          -------------------------------- -------------------------------
                                                                 2008         2007(a) (s)        2008          2007 (f)
                                                          ----------------- -------------- --------------- ---------------
From operations:
 Net investment income (loss)............................   $    (64,695)     $  (32,647)   $      (7,273)  $    105,346
 Net realized gain (loss) on investments.................        (48,877)        773,301         (521,090)     1,882,439
 Net change in unrealized appreciation
  (depreciation).........................................     (2,007,200)       (504,203)      (5,593,781)    (2,028,707)
                                                            ------------      ----------    -------------   ------------
 Net increase/(decrease) in net assets from
  operations.............................................     (2,120,772)        236,451       (6,122,144)       (40,922)
                                                            ------------      ----------    -------------   ------------
Contract transactions:
 Payments received from contract owners..................   $     45,189      $   41,509    $     192,453   $    371,009
 Transfers between subaccounts, net......................        (48,481)      4,880,590         (771,786)    15,368,928
 Transfers for contract benefits and terminations........       (452,371)       (202,358)      (3,067,206)    (1,308,685)
 Annual contract charges.................................           (685)           (288)          (1,486)          (583)
                                                            ------------      ----------    -------------   ------------
Net increase/(decrease) from contract
 transactions............................................       (456,348)      4,719,453       (3,648,025)    14,430,669
                                                            ------------      ----------    -------------   ------------
Net increase/(decrease) in amount retained by
 MONY America in Separate Account A......................             (9)              9          (10,441)        10,441
Net increase/(decrease) in net assets....................     (2,577,129)      4,955,913       (9,780,610)    14,400,188
Net assets beginning of period...........................      4,955,913              --       18,829,702      4,429,514
                                                            --------------    ----------    -------------   ------------
Net assets end of period.................................   $  2,378,784      $4,955,913    $   9,049,092   $ 18,829,702
                                                            ==============    ==========    =============   ============
 Units issued during the period..........................         58,510         430,699          202,207      1,391,823
 Units redeemed during the period........................       (105,370)        (35,811)        (559,264)      (201,123)
                                                            --------------    ----------    -------------   ------------
 Net units issued/(redeemed) during period...............        (46,860)        394,888         (357,057)     1,190,700
                                                            ==============    ==========    =============   ============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDING DECEMBER 31,


                                                                                                 EQ/Boston Advisors
                                                                   EQ/Bond Index                    Equity Income
                                                          ------------------------------- ---------------------------------
                                                                2008            2007            2008             2007
                                                          --------------- --------------- ---------------- ----------------
From operations:
 Net investment income (loss)............................  $    453,228    $    780,466    $      189,247   $       83,772
 Net realized gain (loss) on investments.................      (923,861)       (879,132)        1,456,951        7,530,140
 Net change in unrealized appreciation
  (depreciation).........................................     1,155,871       1,245,082       (14,617,646)      (6,232,866)
                                                           ------------    ------------    --------------   --------------
 Net increase/(decrease) in net assets from
  operations.............................................       685,238       1,146,416       (12,971,448)       1,381,046
                                                           ------------    ------------    --------------   --------------
Contract transactions:
 Payments received from contract owners..................  $     74,908    $    152,635    $      375,526   $    1,086,795
 Transfers between subaccounts, net......................       (82,598)       (847,463)       (3,332,312)      (2,101,617)
 Transfers for contract benefits and terminations........    (5,556,872)     (6,013,970)       (7,419,778)     (10,884,359)
 Annual contract charges.................................        (4,458)         (4,733)           (2,989)          (3,644)
                                                           ------------    ------------    --------------   --------------
Net increase/(decrease) from contract
 transactions............................................    (5,569,020)     (6,713,531)      (10,379,553)     (11,902,825)
                                                           ------------    ------------    --------------   --------------
Net increase/(decrease) in amount retained by
 MONY America in Separate Account A......................            50              --               438               62
Net increase/(decrease) in net assets....................    (4,883,732)     (5,567,115)      (23,350,563)     (10,521,717)
Net assets beginning of period...........................    20,973,163      26,540,278        45,484,846       56,006,563
                                                           ------------    ------------    --------------   --------------
Net assets end of period.................................  $ 16,089,431    $ 20,973,163    $   22,134,283   $   45,484,846
                                                           ============    ============    ==============   ==============
 Units issued during the period..........................        78,617          73,237           135,401          229,511
 Units redeemed during the period........................      (424,138)       (526,532)         (973,269)      (1,026,061)
                                                           ------------    ------------    --------------   --------------
 Net units issued/(redeemed) during period...............      (345,521)       (453,295)         (837,868)        (796,550)
                                                           ============    ============    ==============   ==============



                                                               EQ/Calvert Socially                  EQ/Capital
                                                                   Responsible                   Guardian Research
                                                          ------------------------------ ---------------------------------
                                                                2008           2007            2008       2007 (l) (m) (n)
                                                          --------------- -------------- --------------- -----------------
From operations:
 Net investment income (loss)............................  $     (36,270)   $  (51,584)   $     (41,575)    $   137,625
 Net realized gain (loss) on investments.................       (293,906)       87,627          487,277         296,894
 Net change in unrealized appreciation
  (depreciation).........................................     (1,644,050)      462,698       (4,999,627)       (616,447)
                                                           -------------    ----------    -------------     -----------
 Net increase/(decrease) in net assets from
  operations.............................................     (1,974,226)      498,741       (4,553,925)       (181,928)
                                                           -------------    ----------    -------------     -----------
Contract transactions:
 Payments received from contract owners..................  $      28,997    $  134,376    $      88,512     $    28,727
 Transfers between subaccounts, net......................          1,297      (117,584)        (544,687)     13,780,556
 Transfers for contract benefits and terminations........       (631,774)     (794,282)      (2,365,070)       (790,740)
 Annual contract charges.................................           (274)         (248)          (1,620)           (509)
                                                           -------------    ----------    -------------     -----------
Net increase/(decrease) from contract
 transactions............................................       (601,754)     (777,738)      (2,822,865)     13,018,034
                                                           -------------    ----------    -------------     -----------
Net increase/(decrease) in amount retained by
 MONY America in Separate Account A......................            (32)           32          (13,035)         13,035
Net increase/(decrease) in net assets....................     (2,576,012)     (278,965)      (7,389,825)     12,849,141
Net assets beginning of period...........................      4,692,108     4,971,073       13,516,070         666,929
                                                           -------------    ----------    -------------     -----------
Net assets end of period.................................  $   2,116,096    $4,692,108    $   6,126,245     $13,516,070
                                                           =============    ==========    =============     ===========
 Units issued during the period..........................         30,738        29,032           76,289       1,235,436
 Units redeemed during the period........................       (120,044)     (123,964)        (383,793)       (101,745)
                                                           -------------    ----------    -------------     -----------
 Net units issued/(redeemed) during period...............        (89,306)      (94,932)        (307,504)      1,133,691
                                                           =============    ==========    =============     ===========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDING DECEMBER 31,


                                                                  EQ/Caywood-Scholl                EQ/GAMCO Mergers
                                                                   High Yield Bond                 and Acquisitions
                                                          --------------------------------- -------------------------------
                                                                2008             2007             2008            2007
                                                          ---------------- ---------------- --------------- ---------------
From operations:
 Net investment income (loss)............................  $    1,495,052   $    1,765,579   $     (83,968)  $     (91,360)
 Net realized gain (loss) on investments.................          97,873          690,839         250,356         860,806
 Net change in unrealized appreciation
  (depreciation).........................................      (7,095,231)      (1,837,146)     (1,379,396)       (561,195)
                                                           --------------   --------------   -------------   -------------
 Net increase/(decrease) in net assets from
  operations.............................................      (5,502,306)         619,272      (1,213,008)        208,251
                                                           --------------   --------------   -------------   -------------
Contract transactions:
 Payments received from contract owners..................  $      188,589   $      551,459   $     146,337   $     477,811
 Transfers between subaccounts, net......................      (2,096,188)        (996,909)       (667,045)         56,829
 Transfers for contract benefits and terminations........      (7,266,022)     (10,748,811)     (1,083,718)     (1,811,524)
 Annual contract charges.................................          (6,406)          (7,972)           (603)           (625)
                                                           --------------   --------------   -------------   -------------
Net increase/(decrease) from contract
 transactions............................................      (9,180,027)     (11,202,233)     (1,605,029)     (1,277,509)
                                                           --------------   --------------   -------------   -------------
Net increase/(decrease) in amount retained by
 MONY America in Separate Account A......................             (46)              46              --              --
Net increase/(decrease) in net assets....................     (14,682,379)     (10,582,915)     (2,818,037)     (1,069,258)
Net assets beginning of period...........................      34,084,415       44,667,330       8,819,889       9,889,147
                                                           --------------   --------------   -------------   -------------
Net assets end of period.................................  $   19,402,036   $   34,084,415   $   6,001,852   $   8,819,889
                                                           ==============   ==============   =============   =============
 Units issued during the period..........................          41,848          143,166          68,006         137,041
 Units redeemed during the period........................        (660,511)        (832,022)       (201,839)       (234,837)
                                                           --------------   --------------   -------------   -------------
 Net units issued/(redeemed) during period...............        (618,663)        (688,856)       (133,833)        (97,796)
                                                           ==============   ==============   =============   =============



                                                                    EQ/GAMCO Small                     EQ/Government
                                                                    Company Value                       Securities
                                                          ---------------------------------- ---------------------------------
                                                                 2008             2007             2008             2007
                                                          ----------------- ---------------- ---------------- ----------------
From operations:
 Net investment income (loss)............................  $    (1,528,579)  $  (2,519,783)   $    1,098,021   $    1,586,965
 Net realized gain (loss) on investments.................       12,863,980      29,514,017          (854,695)      (1,059,828)
 Net change in unrealized appreciation
  (depreciation).........................................      (73,342,930)     (6,269,093)          643,984        2,267,322
                                                           ---------------   -------------    --------------   --------------
 Net increase/(decrease) in net assets from
  operations.............................................      (62,007,529)     20,725,141           887,310        2,794,459
                                                           ---------------   -------------    --------------   --------------
Contract transactions:
 Payments received from contract owners..................  $     1,247,179   $   2,416,374    $      699,057   $    1,078,635
 Transfers between subaccounts, net......................      (10,752,181)     (7,346,472)       (1,394,908)      (1,733,946)
 Transfers for contract benefits and terminations........      (34,197,048)    (53,045,130)       (9,705,970)     (12,297,069)
 Annual contract charges.................................          (75,994)        (90,257)           (9,560)         (10,041)
                                                           ---------------   -------------    --------------   --------------
Net increase/(decrease) from contract
 transactions............................................      (43,778,044)    (58,065,485)      (10,411,381)     (12,962,421)
                                                           ---------------   -------------    --------------   --------------
Net increase/(decrease) in amount retained by
 MONY America in Separate Account A......................           10,000              --               472               28
Net increase/(decrease) in net assets....................     (105,775,573)    (37,340,344)       (9,523,599)     (10,167,934)
Net assets beginning of period...........................      224,515,125     261,855,469        52,691,901       62,859,835
                                                           ---------------   -------------    --------------   --------------
Net assets end of period.................................  $   118,739,552   $ 224,515,125    $   43,168,302   $   52,691,901
                                                           ===============   =============    ==============   ==============
 Units issued during the period..........................          206,562         343,894           370,519          413,150
 Units redeemed during the period........................       (1,860,156)     (2,041,388)       (1,214,248)      (1,478,519)
                                                           ---------------   -------------    --------------   --------------
 Net units issued/(redeemed) during period...............       (1,653,594)     (1,697,494)         (843,729)      (1,065,369)
                                                           ===============   =============    ==============   ==============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDING DECEMBER 31,


                                                                  EQ/International                    EQ/JPMorgan
                                                                       Growth                          Core Bond
                                                          -------------------------------- ---------------------------------
                                                                2008             2007            2008           2007 (o)
                                                          ---------------- --------------- ---------------- ----------------
From operations:
 Net investment income (loss)............................  $     (107,458)  $   (288,953)   $    1,259,631   $    2,100,845
 Net realized gain (loss) on investments.................       3,550,655      6,045,901        (3,071,328)        (341,151)
 Net change in unrealized appreciation
  (depreciation).........................................     (15,232,514)      (879,427)       (3,812,041)        (783,741)
                                                           --------------   ------------    --------------   --------------
 Net increase/(decrease) in net assets from
  operations.............................................     (11,789,317)     4,877,521        (5,623,738)         975,953
                                                           --------------   ------------    --------------   --------------
Contract transactions:
 Payments received from contract owners..................  $      380,760   $    750,752    $      401,426   $    1,128,145
 Transfers between subaccounts, net......................        (995,947)     1,570,295        (6,206,945)      11,363,189
 Transfers for contract benefits and terminations........      (5,905,883)    (9,016,704)      (12,643,767)     (11,309,370)
 Annual contract charges.................................         (10,416)       (12,008)           (7,705)          (6,541)
                                                           --------------   ------------    --------------   --------------
Net increase/(decrease) from contract
 transactions............................................      (6,531,486)    (6,707,665)      (18,456,991)       1,175,423
                                                           --------------   ------------    --------------   --------------
Net increase/(decrease) in amount retained by
 MONY America in Separate Account A......................              --             --             4,131              869
Net increase/(decrease) in net assets....................     (18,320,803)    (1,830,144)      (24,076,598)       2,152,245
Net assets beginning of period...........................      33,129,399     34,959,543        64,256,212       62,103,967
                                                           --------------   ------------    --------------   --------------
Net assets end of period.................................  $   14,808,596   $ 33,129,399    $   40,179,614   $   64,256,212
                                                           ==============   ============    ==============   ==============
 Units issued during the period..........................         158,885        429,283           226,821        1,402,750
 Units redeemed during the period........................        (655,326)      (858,970)       (1,684,565)      (1,325,644)
                                                           --------------   ------------    --------------   --------------
 Net units issued/(redeemed) during period...............        (496,441)      (429,687)       (1,457,744)          77,106
                                                           ==============   ============    ==============   ==============



                                                                     EQ/Large Cap                        EQ/Long
                                                                      Value PLUS                        Term Bond
                                                          ---------------------------------- --------------------------------
                                                                2008       2007 (p) (q) (t)        2008            2007
                                                          --------------- ------------------ --------------- ----------------
From operations:
 Net investment income (loss)............................  $     138,291     $   190,942      $  1,214,618    $    1,018,240
 Net realized gain (loss) on investments.................       (185,987)        753,903          (421,630)           72,199
 Net change in unrealized appreciation
  (depreciation).........................................     (4,738,900)       (987,450)          110,361         1,301,031
                                                           -------------     -----------      ------------    --------------
 Net increase/(decrease) in net assets from
  operations.............................................     (4,786,596)        (42,605)          903,349         2,391,470
                                                           -------------     -----------      ------------    --------------
Contract transactions:
 Payments received from contract owners..................  $      31,460     $    13,076      $    385,017    $      739,433
 Transfers between subaccounts, net......................       (760,543)     13,040,413        (1,202,609)       (1,069,103)
 Transfers for contract benefits and terminations........     (1,212,157)       (594,333)       (7,138,326)       (9,982,553)
 Annual contract charges.................................         (3,477)           (252)          (11,291)          (12,077)
                                                           -------------     -----------      ------------    --------------
Net increase/(decrease) from contract
 transactions............................................     (1,944,717)     12,458,904        (7,967,209)      (10,324,300)
                                                           -------------     -----------      ------------    --------------
Net increase/(decrease) in amount retained by
 MONY America in Separate Account A......................             --              --               500                --
Net increase/(decrease) in net assets....................     (6,731,313)     12,416,299        (7,063,360)       (7,932,830)
Net assets beginning of period...........................     12,416,299              --        39,532,239        47,465,069
                                                           -------------     -----------      ------------    --------------
Net assets end of period.................................  $   5,684,986     $12,416,299      $ 32,468,879    $   39,532,239
                                                           =============     ===========      ============    ==============
 Units issued during the period..........................         61,407         549,033           154,413           186,385
 Units redeemed during the period........................       (189,590)        (15,461)         (660,096)         (811,981)
                                                           -------------     -----------      ------------    --------------
 Net units issued/(redeemed) during period...............       (128,183)        533,572          (505,683)         (625,596)
                                                           =============     ===========      ============    ==============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDING DECEMBER 31,


                                                                   EQ/Lord Abbett                    EQ/Lord Abbett
                                                                  Growth and Income                   Mid Cap Value
                                                          --------------------------------- ---------------------------------
                                                                2008             2007             2008             2007
                                                          ---------------- ---------------- ---------------- ----------------
From operations:
 Net investment income (loss)............................  $      (37,661)  $     (157,210)  $      (39,451)  $     (436,970)
 Net realized gain (loss) on investments.................         152,789        6,596,320          515,981        8,690,782
 Net change in unrealized appreciation
  (depreciation).........................................     (16,203,211)      (5,048,470)     (14,205,414)      (7,957,312)
                                                           --------------   --------------   --------------   --------------
 Net increase/(decrease) in net assets from
  operations.............................................     (16,088,083)       1,390,640      (13,728,884)         296,500
                                                           --------------   --------------   --------------   --------------
Contract transactions:
 Payments received from contract owners..................  $      401,789   $      805,883   $      259,893   $      710,005
 Transfers between subaccounts, net......................      (4,866,772)      (1,891,190)      (4,020,065)      (2,965,261)
 Transfers for contract benefits and terminations........      (7,378,079)      (8,936,493)      (6,887,542)     (10,011,416)
 Annual contract charges.................................          (4,791)          (5,968)          (3,640)          (4,817)
                                                           --------------   --------------   --------------   --------------
Net increase/(decrease) from contract
 transactions............................................     (11,847,853)     (10,027,768)     (10,651,354)     (12,271,489)
                                                           --------------   --------------   --------------   --------------
Net increase/(decrease) in amount retained by
 MONY America in Separate Account A......................           1,000               --            1,000               --
Net increase/(decrease) in net assets....................     (27,934,936)      (8,637,128)     (24,379,238)     (11,974,989)
Net assets beginning of period...........................      50,252,702       58,889,830       41,692,717       53,667,706
                                                           --------------   --------------   --------------   --------------
Net assets end of period.................................  $   22,317,766   $   50,252,702   $   17,313,479   $   41,692,717
                                                           ==============   ==============   ==============   ==============
 Units issued during the period..........................         140,017          323,851           81,285          205,938
 Units redeemed during the period........................      (1,166,961)      (1,013,406)        (935,313)        (966,663)
                                                           --------------   --------------   --------------   --------------
 Net units issued/(redeemed) during period...............      (1,026,944)        (689,555)        (854,028)        (760,725)
                                                           ==============   ==============   ==============   ==============



                                                                     EQ/Marsico                      EQ/Mid Cap
                                                                       Focus                            Index
                                                          -------------------------------- -------------------------------
                                                                2008             2007            2008          2007 (g)
                                                          ---------------- --------------- ---------------- --------------
From operations:
 Net investment income (loss)............................  $     (106,410)  $   (346,889)   $     (168,051)  $   (446,201)
 Net realized gain (loss) on investments.................          43,019      3,884,979        (1,130,179)     5,605,761
 Net change in unrealized appreciation
  (depreciation).........................................      (8,599,719)      (149,961)      (13,026,683)    (3,745,287)
                                                           --------------   ------------    --------------   ------------
 Net increase/(decrease) in net assets from
  operations.............................................      (8,663,110)     3,388,129       (14,324,913)     1,414,273
                                                           --------------   ------------    --------------   ------------
Contract transactions:
 Payments received from contract owners..................  $      191,797   $    536,248    $      249,670   $    382,564
 Transfers between subaccounts, net......................      (1,174,833)      (796,444)         (530,903)     6,981,951
 Transfers for contract benefits and terminations........      (6,544,350)    (7,594,268)       (3,370,222)    (1,939,597)
 Annual contract charges.................................              --             --            (3,995)        (4,314)
                                                           --------------   ------------    --------------   ------------
Net increase/(decrease) from contract
 transactions............................................      (7,527,386)    (7,854,464)       (3,655,450)     5,420,604
                                                           --------------   ------------    --------------   ------------
Net increase/(decrease) in amount retained by
 MONY America in Separate Account A......................           5,000             --                40             --
Net increase/(decrease) in net assets....................     (16,185,496)    (4,466,335)      (17,980,323)     6,834,877
Net assets beginning of period...........................      26,335,091     30,801,426        31,063,410     24,228,533
                                                           --------------   ------------    --------------   ------------
Net assets end of period.................................  $   10,149,595   $ 26,335,091    $   13,083,087   $ 31,063,410
                                                           ==============   ============    ==============   ============
 Units issued during the period..........................          52,355        200,099           220,247        580,319
 Units redeemed during the period........................        (761,363)      (848,462)         (518,086)      (261,733)
                                                           --------------   ------------    --------------   ------------
 Net units issued/(redeemed) during period...............        (709,008)      (648,363)         (297,839)       318,586
                                                           ==============   ============    ==============   ============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDING DECEMBER 31,


                                                                                                       EQ/Montag &
                                                                   EQ/Money Market                   Caldwell Growth
                                                          --------------------------------- ---------------------------------
                                                                2008             2007             2008             2007
                                                          ---------------- ---------------- ---------------- ----------------
From operations:
 Net investment income (loss)............................  $      719,958   $    2,733,382   $  (1,335,708)   $  (1,855,083)
 Net realized gain (loss) on investments.................           1,166            2,465       2,380,904        2,674,655
 Net change in unrealized appreciation
  (depreciation).........................................          (1,151)           1,332     (41,741,311)      24,542,138
                                                           --------------   --------------   -------------    -------------
 Net increase/(decrease) in net assets from
  operations.............................................         719,973        2,737,179     (40,696,115)      25,361,710
                                                           --------------   --------------   -------------    -------------
Contract transactions:
 Payments received from contract owners..................  $    6,802,178   $    8,980,561   $   1,445,044    $   2,515,105
 Transfers between subaccounts, net......................      37,728,349       35,604,811      (7,839,713)     (14,758,079)
 Transfers for contract benefits and terminations........     (48,938,855)     (50,905,038)    (23,093,861)     (33,856,734)
 Annual contract charges.................................         (20,451)         (21,554)         (7,108)          (8,019)
                                                           --------------   --------------   -------------    -------------
Net increase/(decrease) from contract
 transactions............................................      (4,428,779)      (6,341,220)    (29,495,638)     (46,107,727)
                                                           --------------   --------------   -------------    -------------
Net increase/(decrease) in amount retained by
 MONY America in Separate Account A......................         345,929               --           5,000               --
Net increase/(decrease) in net assets....................      (3,362,877)      (3,604,041)    (70,186,753)     (20,746,017)
Net assets beginning of period...........................      79,635,377       83,239,418     139,566,279      160,312,296
                                                           --------------   --------------   -------------    -------------
Net assets end of period.................................  $   76,272,500   $   79,635,377   $  69,379,526    $ 139,566,279
                                                           ==============   ==============   =============    =============
 Units issued during the period..........................       5,843,200        6,262,555         281,293          415,094
 Units redeemed during the period........................      (6,222,181)      (6,885,219)     (3,161,239)      (4,695,066)
                                                           --------------   --------------   -------------    -------------
 Net units issued/(redeemed) during period...............        (378,981)        (622,664)     (2,879,946)      (4,279,972)
                                                           ==============   ==============   =============    =============



                                                                     EQ/PIMCO                         EQ/Short
                                                                    Real Return                     Duration Bond
                                                          ------------------------------- ---------------------------------
                                                                2008            2007             2008             2007
                                                          --------------- --------------- ----------------- ---------------
From operations:
 Net investment income (loss)............................  $    242,008    $    142,910     $    160,203     $     112,363
 Net realized gain (loss) on investments.................     1,090,288         (97,799)          24,103            37,714
 Net change in unrealized appreciation
  (depreciation).........................................    (2,530,290)      1,464,080         (340,924)           47,101
                                                           ------------    ------------     ------------     -------------
 Net increase/(decrease) in net assets from
  operations.............................................    (1,197,994)      1,509,191         (156,618)          197,178
                                                           ------------    ------------     ------------     -------------
Contract transactions:
 Payments received from contract owners..................  $    608,559    $    567,906     $     32,033     $      75,149
 Transfers between subaccounts, net......................     5,830,404        (181,017)         205,910          (108,427)
 Transfers for contract benefits and terminations........    (3,325,039)     (3,700,435)      (1,125,558)       (1,091,328)
 Annual contract charges.................................        (2,476)         (2,090)            (431)             (410)
                                                           ------------    ------------     ------------     -------------
Net increase/(decrease) from contract
 transactions............................................     3,111,448      (3,315,636)        (888,046)       (1,125,016)
                                                           ------------    ------------     ------------     -------------
Net increase/(decrease) in amount retained by
 MONY America in Separate Account A......................           996               4               (7)                7
Net increase/(decrease) in net assets....................     1,914,450      (1,806,441)      (1,044,671)         (927,831)
Net assets beginning of period...........................    16,468,937      18,275,378        4,962,993         5,890,824
                                                           ------------    ------------     --------------   -------------
Net assets end of period.................................  $ 18,383,387    $ 16,468,937     $  3,918,322     $   4,962,993
                                                           ============    ============     ==============   =============
 Units issued during the period..........................       842,254         252,386          111,724            89,433
 Units redeemed during the period........................      (599,706)       (547,324)        (196,120)         (197,216)
                                                           ------------    ------------     --------------   -------------
 Net units issued/(redeemed) during period...............       242,548        (294,938)         (84,396)         (107,783)
                                                           ============    ============     ==============   =============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDING DECEMBER 31,


                                                                       EQ/Small                      EQ/T. Rowe Price
                                                                    Company Index                      Growth Stock
                                                          ---------------------------------- ---------------------------------
                                                                2008       2007 (b) (k) (s)        2008             2007
                                                          --------------- ------------------ ---------------- ----------------
From operations:
 Net investment income (loss)............................  $     (44,419)     $  124,719      $     (770,475)  $  (1,147,945)
 Net realized gain (loss) on investments.................        429,182         632,563          (8,455,597)     (1,030,303)
 Net change in unrealized appreciation
  (depreciation).........................................     (3,160,614)       (811,796)        (21,763,968)      7,798,227
                                                           -------------      ----------      --------------   -------------
 Net increase/(decrease) in net assets from
  operations.............................................     (2,775,851)        (54,514)        (30,990,040)      5,619,979
                                                           -------------      ----------      --------------   -------------
Contract transactions:
 Payments received from contract owners..................  $     114,158      $   12,005      $      669,128   $     783,227
 Transfers between subaccounts, net......................       (386,570)      8,790,821          (2,117,996)     (4,810,615)
 Transfers for contract benefits and terminations........       (828,507)       (101,780)        (13,257,798)    (21,992,233)
 Annual contract charges.................................         (1,638)           (248)            (43,061)        (55,312)
                                                           -------------      ----------      --------------   -------------
Net increase/(decrease) from contract
 transactions............................................     (1,102,557)      8,700,798         (14,749,727)    (26,074,933)
                                                           -------------      ----------      --------------   -------------
Net increase/(decrease) in amount retained by
 MONY America in Separate Account A......................             --              --               1,000              --
Net increase/(decrease) in net assets....................     (3,878,408)      8,646,284         (45,738,767)    (20,454,954)
Net assets beginning of period...........................      8,646,284              --          82,423,160     102,878,114
                                                           -------------      ----------      --------------   -------------
Net assets end of period.................................  $   4,767,876      $8,646,284      $   36,684,393   $  82,423,160
                                                           =============      ==========      ==============   =============
 Units issued during the period..........................         32,304         471,221              99,765         124,272
 Units redeemed during the period........................        (99,820)         (6,661)         (1,091,946)     (1,601,212)
                                                           -------------      ----------      --------------   -------------
 Net units issued/(redeemed) during period...............        (67,516)        464,560            (992,181)     (1,476,940)
                                                           =============      ==========      ==============   =============



                                                                    EQ/UBS Growth                    EQ/Van Kampen
                                                                     and Income                 Emerging Markets Equity
                                                          --------------------------------- -------------------------------
                                                                2008             2007             2008            2007
                                                          ---------------- ---------------- ---------------- --------------
From operations:
 Net investment income (loss)............................  $     (153,294)  $     (518,382)  $     (192,400)  $   (297,484)
 Net realized gain (loss) on investments.................        (226,673)       4,197,656        2,053,125      6,245,992
 Net change in unrealized appreciation
  (depreciation).........................................     (21,394,085)      (3,236,989)     (12,505,698)        17,037
                                                           --------------   --------------   --------------   ------------
 Net increase/(decrease) in net assets from
  operations.............................................     (21,774,052)         442,285      (10,644,973)     5,965,545
                                                           --------------   --------------   --------------   ------------
Contract transactions:
 Payments received from contract owners..................  $      592,001   $      862,080   $      194,468   $    322,948
 Transfers between subaccounts, net......................      (3,539,109)      (2,857,084)      (1,220,168)       288,557
 Transfers for contract benefits and terminations........      (9,950,069)     (16,522,019)      (1,518,199)    (1,815,410)
 Annual contract charges.................................          (1,738)          (2,131)          (2,416)        (2,829)
                                                           --------------   --------------   --------------   ------------
Net increase/(decrease) from contract
 transactions............................................     (12,898,915)     (18,519,154)      (2,546,315)    (1,206,734)
                                                           --------------   --------------   --------------   ------------
Net increase/(decrease) in amount retained by
 MONY America in Separate Account A......................            (259)             259           10,000             --
Net increase/(decrease) in net assets....................     (34,673,226)     (18,076,610)     (13,181,288)     4,758,811
Net assets beginning of period...........................      62,337,622       80,414,232       20,068,728     15,309,917
                                                           --------------   --------------   --------------   ------------
Net assets end of period.................................  $   27,664,396   $   62,337,622   $    6,887,440   $ 20,068,728
                                                           ==============   ==============   ==============   ============
 Units issued during the period..........................         144,912          159,041           78,870        105,243
 Units redeemed during the period........................      (1,339,421)      (1,534,750)        (176,243)      (140,783)
                                                           --------------   --------------   --------------   ------------
 Net units issued/(redeemed) during period...............      (1,194,509)      (1,375,709)         (97,373)       (35,540)
                                                           ==============   ==============   ==============   ============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDING DECEMBER 31,


                                                                     EQ/Van Kampen                     EQ/Van Kampen
                                                                    Mid Cap Growth                      Real Estate
                                                          ----------------------------------- --------------------------------
                                                                2008        2007 (d) (j) (s)        2008         2007 (e) (s)
                                                          ---------------- ------------------ ---------------- ---------------
From operations:
 Net investment income (loss)............................  $     (348,777)    $    67,225      $      146,298   $    104,027
 Net realized gain (loss) on investments.................      (1,198,328)      1,507,849             256,261      2,196,988
 Net change in unrealized appreciation
  (depreciation).........................................     (11,535,591)       (861,420)         (9,937,486)    (5,317,268)
                                                           --------------     -----------      --------------   ------------
 Net increase/(decrease) in net assets from
  operations.............................................     (13,082,696)        713,654          (9,534,927)    (3,016,253)
                                                           --------------     -----------      --------------   ------------
Contract transactions:
 Payments received from contract owners..................  $      310,995     $    55,052      $      341,752   $    171,433
 Transfers between subaccounts, net......................      (3,079,866)     32,009,871          (3,030,659)    36,298,228
 Transfers for contract benefits and terminations........      (3,877,893)       (794,173)         (5,638,087)    (2,292,943)
 Annual contract charges.................................          (3,426)           (584)             (3,268)        (1,522)
                                                           --------------     -----------      --------------   ------------
Net increase/(decrease) from contract
 transactions............................................      (6,650,190)     31,270,166          (8,330,262)    34,175,196
                                                           --------------     -----------      --------------   ------------
Net increase/(decrease) in amount retained by
 MONY America in Separate Account A......................         (12,843)         12,843              10,000             --
Net increase/(decrease) in net assets....................     (19,745,729)     31,996,663         (17,855,189)    31,158,943
Net assets beginning of period...........................      31,996,663              --          31,158,943             --
                                                           --------------     -----------      --------------   ------------
Net assets end of period.................................  $   12,250,934     $31,996,663      $   13,303,754   $ 31,158,943
                                                           ==============     ===========      ==============   ============
 Units issued during the period..........................         136,372       2,606,192             102,839      1,689,701
 Units redeemed during the period........................        (736,400)       (128,036)           (525,265)      (253,475)
                                                           --------------     -----------      --------------   ------------
 Net units issued/(redeemed) during period...............        (600,028)      2,478,156            (422,426)     1,436,226
                                                           ==============     ===========      ==============   ============



                                                                    Fidelity VIP                        Franklin
                                                                    Contrafund(R)                  Income Securities
                                                          --------------------------------- --------------------------------
                                                                2008           2007 (c)           2008         2007 (h) (i)
                                                          ---------------- ---------------- ---------------- ---------------
From operations:
 Net investment income (loss)............................  $     (292,043)  $     (295,988)  $    1,885,887   $    662,963
 Net realized gain (loss) on investments.................      (2,820,685)      21,216,867          467,338      2,082,870
 Net change in unrealized appreciation
  (depreciation).........................................     (22,647,345)     (10,553,918)     (19,182,753)    (1,863,831)
                                                           --------------   --------------   --------------   ------------
 Net increase/(decrease) in net assets from
  operations.............................................     (25,760,073)      10,366,961      (16,829,528)       882,002
                                                           --------------   --------------   --------------   ------------
Contract transactions:
 Payments received from contract owners..................  $    1,239,867   $    1,049,215   $      636,564   $  3,209,978
 Transfers between subaccounts, net......................      (3,591,548)      18,104,313       (5,043,413)    34,241,020
 Transfers for contract benefits and terminations........     (15,345,049)     (17,199,050)      (8,994,989)    (6,854,130)
 Annual contract charges.................................              --               --           (7,134)        (2,984)
                                                           --------------   --------------   --------------   ------------
Net increase/(decrease) from contract
 transactions............................................     (17,696,730)       1,954,478      (13,408,972)    30,593,884
                                                           --------------   --------------   --------------   ------------
Net increase/(decrease) in amount retained by
 MONY America in Separate Account A......................          (3,921)           3,921          (10,977)        10,977
Net increase/(decrease) in net assets....................     (43,460,724)      12,325,360      (30,249,477)    31,486,863
Net assets beginning of period...........................      71,411,737       59,086,377       63,910,734     32,423,871
                                                           --------------   --------------   --------------   ------------
Net assets end of period.................................  $   27,951,013   $   71,411,737   $   33,661,257   $ 63,910,734
                                                           ==============   ==============   ==============   ============
 Units issued during the period..........................         195,443        1,551,586          214,793      2,608,293
 Units redeemed during the period........................      (1,525,773)      (1,374,510)      (1,177,725)      (654,574)
                                                           --------------   --------------   --------------   ------------
 Net units issued/(redeemed) during period...............      (1,330,330)         177,076         (962,932)     1,953,719
                                                           ==============   ==============   ==============   ============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDING DECEMBER 31,


                                                                  Franklin Rising                 Franklin Zero
                                                               Dividends Securities                Coupon 2010
                                                          ------------------------------- ------------------------------
                                                                2008            2007            2008           2007
                                                          --------------- --------------- --------------- --------------
From operations:
 Net investment income (loss)............................  $      23,935   $    130,162    $     126,513    $  176,282
 Net realized gain (loss) on investments.................        108,616      1,140,243          124,649       (52,714)
 Net change in unrealized appreciation
  (depreciation).........................................     (3,266,763)    (1,846,423)          (8,590)      200,933
                                                           -------------   ------------    -------------    ----------
 Net increase/(decrease) in net assets from
  operations.............................................     (3,134,212)      (576,018)         242,572       324,501
                                                           -------------   ------------    -------------    ----------
Contract transactions:
 Payments received from contract owners..................  $     144,267   $    961,183    $     143,841    $  178,772
 Transfers between subaccounts, net......................     (1,259,969)       622,808          646,331       945,765
 Transfers for contract benefits and terminations........     (1,812,465)    (2,525,175)      (1,002,937)     (845,777)
 Annual contract charges.................................         (1,353)        (1,604)            (434)         (375)
                                                           -------------   ------------    -------------    ----------
Net increase/(decrease) from contract
 transactions............................................     (2,929,520)      (942,788)        (213,199)      278,385
                                                           -------------   ------------    -------------    ----------
Net increase/(decrease) in amount retained by
 MONY America in Separate Account A......................             50             --               47             3
Net increase/(decrease) in net assets....................     (6,063,682)    (1,518,806)          29,420       602,889
Net assets beginning of period...........................     13,210,206     14,729,012        4,657,030     4,054,141
                                                           -------------   ------------    -------------    ----------
Net assets end of period.................................  $   7,146,524   $ 13,210,206    $   4,686,450    $4,657,030
                                                           =============   ============    =============    ==========
 Units issued during the period..........................         81,662        221,398          195,617       224,314
 Units redeemed during the period........................       (301,566)      (283,169)        (216,310)     (193,237)
                                                           -------------   ------------    -------------    ----------
 Net units issued/(redeemed) during period...............       (219,904)       (61,771)         (20,693)       31,077
                                                           =============   ============    =============    ==========



                                                                     Janus Aspen                      Janus Aspen
                                                                   Series Balanced                   Series Forty
                                                          --------------------------------- -------------------------------
                                                                2008             2007             2008            2007
                                                          ---------------- ---------------- ---------------- --------------
From operations:
 Net investment income (loss)............................  $      359,891   $      464,844   $     (498,237)  $   (464,918)
 Net realized gain (loss) on investments.................       3,210,268        2,125,654        2,631,077      2,653,886
 Net change in unrealized appreciation
  (depreciation).........................................      (9,097,781)       1,199,725      (20,017,791)    10,178,555
                                                           --------------   --------------   --------------   ------------
 Net increase/(decrease) in net assets from
  operations.............................................      (5,527,622)       3,790,223      (17,884,951)    12,367,523
                                                           --------------   --------------   --------------   ------------
Contract transactions:
 Payments received from contract owners..................  $      286,534   $      590,632   $      600,197   $    655,878
 Transfers between subaccounts, net......................      (1,895,080)      (1,235,313)        (277,425)     1,392,440
 Transfers for contract benefits and terminations........      (8,898,502)      (9,960,365)      (7,489,638)    (7,774,896)
 Annual contract charges.................................              --               --           (2,105)        (2,013)
                                                           --------------   --------------   --------------   ------------
Net increase/(decrease) from contract
 transactions............................................     (10,507,048)     (10,605,046)      (7,168,971)    (5,728,591)
                                                           --------------   --------------   --------------   ------------
Net increase/(decrease) in amount retained by
 MONY America in Separate Account A......................             (27)              27              (67)            67
Net increase/(decrease) in net assets....................     (16,034,697)      (6,814,796)     (25,053,989)     6,638,999
Net assets beginning of period...........................      38,887,074       45,701,870       44,685,218     38,046,219
                                                           --------------   --------------   --------------   ------------
Net assets end of period.................................  $   22,852,377   $   38,887,074   $   19,631,229   $ 44,685,218
                                                           ==============   ==============   ==============   ============
 Units issued during the period..........................         119,867          152,933          494,991        474,412
 Units redeemed during the period........................        (927,066)        (930,350)      (1,060,973)      (924,944)
                                                           --------------   --------------   --------------   ------------
 Net units issued/(redeemed) during period...............        (807,199)        (777,417)        (565,982)      (450,532)
                                                           ==============   ==============   ==============   ============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDING DECEMBER 31,


                                                                 Janus Aspen Series               Janus Aspen Series
                                                                International Growth                Mid Cap Growth
                                                          -------------------------------- --------------------------------
                                                                2008             2007            2008             2007
                                                          ---------------- --------------- ---------------- ---------------
From operations:
 Net investment income (loss)............................  $     (221,235)  $   (599,816)   $     (202,002)  $   (295,259)
 Net realized gain (loss) on investments.................      11,332,734      6,693,716        (1,127,248)    (1,634,430)
 Net change in unrealized appreciation
  (depreciation).........................................     (34,627,271)     4,619,434        (7,912,307)     6,692,919
                                                           --------------   ------------    --------------   ------------
 Net increase/(decrease) in net assets from
  operations.............................................     (23,515,772)    10,713,334        (9,241,557)     4,763,230
                                                           --------------   ------------    --------------   ------------
Contract transactions:
 Payments received from contract owners..................  $      413,304   $    984,529    $      266,996   $    750,129
 Transfers between subaccounts, net......................      (3,311,009)    (1,249,433)         (552,105)    (1,251,488)
 Transfers for contract benefits and terminations........      (4,732,524)    (3,716,496)       (4,576,899)    (5,421,488)
 Annual contract charges.................................          (7,455)        (8,399)               --             --
                                                           --------------   ------------    --------------   ------------
Net increase/(decrease) from contract
 transactions............................................      (7,637,684)    (3,989,799)       (4,862,008)    (5,922,847)
                                                           --------------   ------------    --------------   ------------
Net increase/(decrease) in amount retained by
 MONY America in Separate Account A......................              --             --                --             --
Net increase/(decrease) in net assets....................     (31,153,456)     6,723,535       (14,103,565)    (1,159,617)
Net assets beginning of period...........................      49,895,902     43,172,367        24,591,210     25,750,827
                                                           --------------   ------------    --------------   ------------
Net assets end of period.................................  $   18,742,446   $ 49,895,902    $   10,487,645   $ 24,591,210
                                                           ==============   ============    ==============   ============
 Units issued during the period..........................         150,133        219,956           126,930        191,299
 Units redeemed during the period........................        (503,238)      (377,208)         (646,823)      (775,396)
                                                           --------------   ------------    --------------   ------------
 Net units issued/(redeemed) during period...............        (353,105)      (157,252)         (519,893)      (584,097)
                                                           ==============   ============    ==============   ============



                                                                 Janus Aspen Series               MFS(R) Utilities
                                                                  Worldwide Growth                     Series
                                                          -------------------------------- -------------------------------
                                                                2008             2007            2008            2007
                                                          ---------------- --------------- --------------- ---------------
From operations:
 Net investment income (loss)............................  $     (169,323)  $   (181,102)   $       1,300   $    (93,288)
 Net realized gain (loss) on investments.................      (3,301,191)    (1,753,792)       2,420,613      2,504,421
 Net change in unrealized appreciation
  (depreciation).........................................      (6,822,492)     4,320,816       (7,489,494)       542,840
                                                           --------------   ------------    -------------   ------------
 Net increase/(decrease) in net assets from
  operations.............................................     (10,293,006)     2,385,922       (5,067,581)     2,953,973
                                                           --------------   ------------    -------------   ------------
Contract transactions:
 Payments received from contract owners..................  $      498,734   $    480,420    $     219,546   $    659,069
 Transfers between subaccounts, net......................        (883,885)      (636,373)        (832,480)     1,674,678
 Transfers for contract benefits and terminations........      (4,240,607)    (6,353,932)      (1,532,072)    (1,586,441)
 Annual contract charges.................................              --             --           (2,119)        (2,210)
                                                           --------------   ------------    -------------   ------------
Net increase/(decrease) from contract
 transactions............................................      (4,625,758)    (6,509,885)      (2,147,125)       745,096
                                                           --------------   ------------    -------------   ------------
Net increase/(decrease) in amount retained by
 MONY America in Separate Account A......................            (373)           373              (19)            19
Net increase/(decrease) in net assets....................     (14,919,137)    (4,123,590)      (7,214,725)     3,699,088
Net assets beginning of period...........................      25,539,222     29,662,812       14,299,307     10,600,219
                                                           --------------   ------------    -------------   ------------
Net assets end of period.................................  $   10,620,085   $ 25,539,222    $   7,084,582   $ 14,299,307
                                                           ==============   ============    =============   ============
 Units issued during the period..........................         183,639        201,503           85,067        171,928
 Units redeemed during the period........................        (745,521)      (808,129)        (183,223)      (138,042)
                                                           --------------   ------------    -------------   ------------
 Net units issued/(redeemed) during period...............        (561,882)      (606,626)         (98,156)        33,886
                                                           ==============   ============    =============   ============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDING DECEMBER 31,


                                                                   Multimanager                     Multimanager
                                                                    High Yield                    Small Cap Growth
                                                          ------------------------------- ---------------------------------
                                                                2008            2007            2008             2007
                                                          --------------- --------------- ---------------- ----------------
From operations:
 Net investment income (loss)............................  $     938,196   $    973,734    $     (433,331)  $     (744,670)
 Net realized gain (loss) on investments.................       (799,115)       (44,250)       (1,697,310)       7,877,078
 Net change in unrealized appreciation
  (depreciation).........................................     (3,455,993)      (654,315)      (13,729,607)      (5,459,275)
                                                           -------------   ------------    --------------   --------------
 Net increase/(decrease) in net assets from
  operations.............................................     (3,316,912)       275,169       (15,860,248)       1,673,133
                                                           -------------   ------------    --------------   --------------
Contract transactions:
 Payments received from contract owners..................  $     163,904   $    447,477    $      546,951   $      664,246
 Transfers between subaccounts, net......................     (1,242,722)        (1,572)       (1,920,931)      (4,531,959)
 Transfers for contract benefits and terminations........     (2,062,455)    (1,671,448)       (7,193,980)     (10,583,234)
 Annual contract charges.................................         (2,532)        (2,962)           (2,514)          (3,271)
                                                           -------------   ------------    --------------   --------------
Net increase/(decrease) from contract
 transactions............................................     (3,143,805)    (1,228,505)       (8,570,474)     (14,454,218)
                                                           -------------   ------------    --------------   --------------
Net increase/(decrease) in amount retained by
 MONY America in Separate Account A......................            (24)            24               645              355
Net increase/(decrease) in net assets....................     (6,460,741)      (953,312)      (24,430,077)     (12,780,730)
Net assets beginning of period...........................     15,707,519     16,660,831        42,129,492       54,910,222
                                                           -------------   ------------    --------------   --------------
Net assets end of period.................................  $   9,246,778   $ 15,707,519    $   17,699,415   $   42,129,492
                                                           =============   ============    ==============   ==============
 Units issued during the period..........................         83,918        138,580           122,458          161,802
 Units redeemed during the period........................       (325,082)      (226,262)         (783,531)        (981,406)
                                                           -------------   ------------    --------------   --------------
 Net units issued/(redeemed) during period...............       (241,164)       (87,682)         (661,073)        (819,604)
                                                           =============   ============    ==============   ==============



                                                                 Oppenheimer Global                     PIMCO
                                                                 Securities Fund/VA            Global Bond (Unhedged)
                                                          -------------------------------- -------------------------------
                                                                2008           2007 (s)          2008            2007
                                                          ---------------- --------------- --------------- ---------------
From operations:
 Net investment income (loss)............................  $      (23,337)  $   (123,094)   $    377,375    $    308,871
 Net realized gain (loss) on investments.................       1,834,915      6,165,043        (101,436)       (149,475)
 Net change in unrealized appreciation
  (depreciation).........................................     (15,857,302)    (3,950,497)       (812,343)      1,446,569
                                                           --------------   ------------    ------------    ------------
 Net increase/(decrease) in net assets from
  operations.............................................     (14,045,724)     2,091,452        (536,404)      1,605,965
                                                           --------------   ------------    ------------    ------------
Contract transactions:
 Payments received from contract owners..................  $      349,262   $  1,115,790    $    323,406    $    748,547
 Transfers between subaccounts, net......................      (2,295,776)     1,261,178       1,399,228       1,454,162
 Transfers for contract benefits and terminations........      (7,667,843)    (8,155,461)     (4,495,661)     (3,853,529)
 Annual contract charges.................................          (3,090)        (3,701)         (2,709)         (2,376)
                                                           --------------   ------------    ------------    ------------
Net increase/(decrease) from contract
 transactions............................................      (9,617,447)    (5,782,194)     (2,775,736)     (1,653,196)
                                                           --------------   ------------    ------------    ------------
Net increase/(decrease) in amount retained by
 MONY America in Separate Account A......................              --             --         (16,642)         16,642
Net increase/(decrease) in net assets....................     (23,663,171)    (3,690,742)     (3,328,782)        (30,589)
Net assets beginning of period...........................      40,551,015     44,241,757      20,935,960      20,966,549
                                                           --------------   ------------    ------------    ------------
Net assets end of period.................................  $   16,887,844   $ 40,551,015    $ 17,607,178    $ 20,935,960
                                                           ==============   ============    ============    ============
 Units issued during the period..........................         162,805        316,967         383,655         318,238
 Units redeemed during the period........................        (704,301)      (577,168)       (582,328)       (440,695)
                                                           --------------   ------------    ------------    ------------
 Net units issued/(redeemed) during period...............        (541,496)      (260,201)       (198,673)       (122,457)
                                                           ==============   ============    ============    ============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDING DECEMBER 31,


                                                                  PIMCO StocksPLUS                   ProFund
                                                                 Growth and Income                   VP Bear
                                                          -------------------------------- ----------------------------
                                                                2008             2007           2008           2007
                                                          ---------------- --------------- -------------- -------------
From operations:
 Net investment income (loss)............................  $    1,465,744   $  2,190,003     $     (171)   $     9,437
 Net realized gain (loss) on investments.................        (324,004)     2,345,572        214,140        (45,313)
 Net change in unrealized appreciation
  (depreciation).........................................     (15,263,320)    (2,567,979)       130,869         25,164
                                                           --------------   ------------     ----------    -----------
 Net increase/(decrease) in net assets from
  operations.............................................     (14,121,580)     1,967,596        344,838        (10,712)
                                                           --------------   ------------     ----------    -----------
Contract transactions:
 Payments received from contract owners..................  $      337,056   $    566,613     $  119,339    $     2,122
 Transfers between subaccounts, net......................      (2,370,487)    (2,059,023)     1,443,096         44,805
 Transfers for contract benefits and terminations........      (3,616,028)    (3,356,074)      (165,091)       (82,543)
 Annual contract charges.................................          (5,537)        (6,589)          (123)           (29)
                                                           --------------   ------------     ----------    -----------
Net increase/(decrease) from contract
 transactions............................................      (5,654,996)    (4,855,073)     1,397,221        (35,645)
                                                           --------------   ------------     ----------    -----------
Net increase/(decrease) in amount retained by
 MONY America in Separate Account A......................              --             --             70             --
Net increase/(decrease) in net assets....................     (19,776,576)    (2,887,477)     1,742,129        (46,357)
Net assets beginning of period...........................      35,982,273     38,869,750        330,736        377,093
                                                           --------------   ------------     ----------    -----------
Net assets end of period.................................  $   16,205,697   $ 35,982,273     $2,072,865    $   330,736
                                                           ==============   ============     ==========    ===========
 Units issued during the period..........................         123,572        153,727        396,684         98,359
 Units redeemed during the period........................        (644,461)      (506,328)      (214,162)      (105,274)
                                                           --------------   ------------     ----------    -----------
 Net units issued/(redeemed) during period...............        (520,889)      (352,601)       182,522         (6,915)
                                                           ==============   ============     ==========    ===========



                                                                    ProFund VP                        ProFund
                                                             Rising Rates Opportunity              VP UltraBull
                                                          ------------------------------- -------------------------------
                                                                2008            2007            2008            2007
                                                          --------------- --------------- --------------- ---------------
From operations:
 Net investment income (loss)............................  $     237,122   $     340,379   $       3,075   $     724,000
 Net realized gain (loss) on investments.................       (365,828)       (204,439)     (1,873,680)        388,979
 Net change in unrealized appreciation
  (depreciation).........................................     (2,323,970)       (603,935)     (2,377,722)     (1,128,089)
                                                           -------------   -------------   -------------   -------------
 Net increase/(decrease) in net assets from
  operations.............................................     (2,452,676)       (467,995)     (4,248,327)        (15,110)
                                                           -------------   -------------   -------------   -------------
Contract transactions:
 Payments received from contract owners..................  $      27,139   $      46,804   $     344,863   $     161,504
 Transfers between subaccounts, net......................       (396,642)       (945,454)        387,954        (169,984)
 Transfers for contract benefits and terminations........       (570,391)       (850,694)       (998,722)     (1,241,243)
 Annual contract charges.................................           (497)           (591)           (482)           (750)
                                                           -------------   -------------   -------------   -------------
Net increase/(decrease) from contract
 transactions............................................       (940,391)     (1,749,935)       (266,387)     (1,250,473)
                                                           -------------   -------------   -------------   -------------
Net increase/(decrease) in amount retained by
 MONY America in Separate Account A......................            (20)             20            (123)            123
Net increase/(decrease) in net assets....................     (3,393,087)     (2,217,910)     (4,514,837)     (1,265,460)
Net assets beginning of period...........................      7,119,177       9,337,087       6,827,195       8,092,655
                                                           -------------   -------------   -------------   -------------
Net assets end of period.................................  $   3,726,090   $   7,119,177   $   2,312,358   $   6,827,195
                                                           =============   =============   =============   =============
 Units issued during the period..........................         28,823          33,123         312,644         141,283
 Units redeemed during the period........................       (152,918)       (230,921)       (293,907)       (205,556)
                                                           -------------   -------------   -------------   -------------
 Net units issued/(redeemed) during period...............       (124,095)       (197,798)         18,737         (64,273)
                                                           =============   =============   =============   =============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDING DECEMBER 31,


                                                                    The Universal
                                                              Institutional Funds, Inc.
                                                                 Global Value Equity
                                                           -------------------------------
                                                                 2008            2007
                                                           --------------- ---------------
From operations:
 Net investment income (loss)...........................    $     51,656    $     17,897
 Net realized gain (loss) on investments................       1,030,763       1,485,238
 Net change in unrealized appreciation
  (depreciation)........................................      (3,794,199)     (1,119,009)
                                                            ------------    ------------
 Net increase/(decrease) in net assets from
  operations............................................      (2,711,780)        384,126
                                                            ------------    ------------
Contract transactions:
 Payments received from contract owners.................    $     48,666    $    126,385
 Transfers between subaccounts, net.....................        (796,606)       (663,857)
 Transfers for contract benefits and terminations.......        (832,345)       (786,376)
 Annual contract charges................................            (793)           (999)
                                                            ------------    ------------
Net increase/(decrease) from contract
 transactions...........................................      (1,581,078)     (1,324,847)
                                                            ------------    ------------
Net increase/(decrease) in amount retained by
 MONY America in Separate Account A.....................             500              --
Net increase/(decrease) in net assets...................      (4,292,358)       (940,721)
Net assets beginning of period..........................       7,528,479       8,469,200
                                                            ------------    ------------
Net assets end of period................................    $  3,236,121    $  7,528,479
                                                            ============    ============
 Units issued during the period.........................          51,454          66,879
 Units redeemed during the period.......................        (187,624)       (159,528)
                                                            ------------    ------------
 Net units issued/(redeemed) during period..............        (136,170)        (92,649)
                                                            ============    ============

-------
(a) EQ/AllianceBernstein Small Cap Growth was substituted for MFS New Discovery on August 17, 2007. (See Note 6)
(b) EQ/Small Company Index was substituted for Premier VIT OpCap Small Cap on August 17, 2007. (See Note 6)
(c) Fidelity VIP Contrafund was substituted for Fidelilty VIP Growth on August 17, 2007. (See Note 6)
(d) EQ/Van Kampen Mid Cap Growth was substituted for MFS Mid Cap Growth on August 17, 2007. (See Note 6)
(e) EQ/Van Kampen Real Estate was subtituted for UIF U.S. Real Estate on August 17, 2007. (See Note 6)
(f) EQ/BlackRock Basic Value Equity was substituted for AIM V.I. Basic Value on November 16, 2007. (See Note 6)
(g) EQ/Mid Cap Index was substituted for AIM V.I. Mid Cap Core Equity on November 16, 2007. (See Note 6)
(h) Franklin Income Securities was substituted for Alger American Balanced on November 16, 2007. (See Note 6)
(i) Franklin Income Securities was substituted for MFS Total Return on November 16, 2007. (See Note 6)
(j) EQ/Van Kampen Mid Cap Growth was substituted for Alger American MidCap Growth on November 16, 2007. (See Note 6)
(k) EQ/Small Company Index was substituted for Dreyfus IP Small Cap Stock Index on November 16, 2007. (See Note 6)
(l) EQ/Capital Guardian Research was substituted for Fidelity VIP Growth Opportunities on November 16, 2007. (See Note 6)
(m) EQ/Capital Guardian Research was substituted for Premier VIT OpCap Equity on November 16, 2007. (See Note 6)
(n) EQ/Capital Guardian Research was substituted for Oppenheimer Main Street on November 16, 2007. (See Note 6)
(o) EQ/JPMorgan Core Bond was substituted for Janus Aspen Series Flexible Income on November 16, 2007. (See Note 6)
(p) EQ/Large Cap Value PLUS was substituted for Old Mutual Select Value on November 16, 2007. (See Note 6)

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDING DECEMBER 31,

(q) EQ/Large Cap Value PLUS was substituted for Premier VIT OpCap Managed on November 16, 2007. (See Note 6)
(r) Commenced operations on June 15, 2007.
(s) Commenced operations on August 17, 2007.
(t) Commenced operations on November 16, 2007.
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2008


1. Organization and Business

   MONY America Variable Account A (the "Variable Account") is a separate investment account established on March 27, 1987 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona. On July 8, 2004 AXA Financial, Inc. ("AXA Financial") completed its acquisition of The MONY Group, Inc ("MONY Group", the ultimate parent of MONY Life Insurance Company ("MONY") and MONY America), upon which MONY America became a wholly-owned subsidiary of AXA Financial.

   The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Payment Variable Annuity policies, which include MONYMaster, MONY Value Master, MONY Custom Master and MONY Variable Annuity (collectively, the "Variable Annuity Policies"). These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY.

   There are fifty-seven MONY America Variable Annuity subaccounts within the Variable Account, and each invests in only a corresponding portfolio of AIM Variable Insurance Funds, AXA Premier VIP Trust ("VIP"), Dreyfus Stock Index Fund, Inc., EQ Advisors Trust ("EQAT"), Fidelity Variable Insurance Products
   (VIP), Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, ProFunds, or The Universal Institutional Funds, Inc. (collectively the "Funds"). The Funds are registered under the 1940 Act as open-end, management investment companies. Prior to July 9, 2004 the Variable Account invested in the MONY Series Fund (the "Fund") and Enterprise Accumulation Trust (the "Trust"). Effective July 9, 2004 the Fund and the Trust merged into EQAT. The Fund and the Trust were affiliated with MONY America.

   Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from MONY America. The assets of the Variable Account are the property of MONY America. However, the portion of the Variable Account's assets attributable to the Variable Annuity Policies will not be charged with liabilities arising out of other business MONY America may conduct.

   The Variable Account consists of the following variable investment options:

   o AIM V.I. Financial Services
   o AIM V.I. Global Health Care
   o AIM V.I. Technology
   o All Asset Allocation
   o AXA Aggressive Allocation
   o AXA Conservative Allocation
   o AXA Conservative-Plus Allocation
   o AXA Moderate Allocation
   o AXA Moderate-Plus Allocation
   o Dreyfus Stock Index Fund, Inc.
   o EQ/AllianceBernstein Small Cap Growth
   o EQ/BlackRock Basic Value Equity
   o EQ/Bond Index
   o EQ/Boston Advisors Equity Income
   o EQ/Calvert Socially Responsible
   o EQ/Capital Guardian Research
   o EQ/Caywood-Scholl High Yield Bond
   o EQ/GAMCO Mergers and Acquisitions
   o EQ/GAMCO Small Company Value
   o EQ/Government Securities
   o EQ/International Growth
   o EQ/JPMorgan Core Bond
   o EQ/Large Cap Value PLUS(1)
   o EQ/Long Term Bond
   o EQ/Lord Abbett Growth and Income
   o EQ/Lord Abbett Mid Cap Value
   o EQ/Marsico Focus
   o EQ/Mid Cap Index(2)
   o EQ/Money Market
   o EQ/Montag & Caldwell Growth
   o EQ/PIMCO Real Return
   o EQ/Short Duration Bond
   o EQ/Small Company Index
   o EQ/T. Rowe Price Growth Stock
   o EQ/UBS Growth and Income
   o EQ/Van Kampen Emerging Markets Equity
   o EQ/Van Kampen Mid Cap Growth
   o EQ/Van Kampen Real Estate
   o Fidelity VIP Contrafund(R)
   o Franklin Income Securities
   o Franklin Rising Dividends Securities
   o Franklin Zero Coupon 2010
   o Janus Aspen Series Balanced
   o Janus Aspen Series Forty
   o Janus Aspen Series International Growth
   o Janus Aspen Series Mid Cap Growth
   o Janus Aspen Series Worldwide Growth
   o MFS(R) Utilities Series
   o Multimanager High Yield
   o Multimanager Small Cap Growth
   o Oppenheimer Global Securities Fund/VA
   o PIMCO Global Bond (Unhedged)
   o PIMCO StocksPLUS Growth and Income
   o ProFund VP Bear
   o ProFund VP Rising Rates Opportunity

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2008


1. Organization and Business (Concluded)

   o  ProFund VP UltraBull
   o  The Universal Institutional Funds, Inc. Global Value Equity

   (1)   Formerly known as EQ/AllianceBernstein Value
   (2)   Formerly known as EQ/FI Mid Cap

   Each of the variable investment options of the Variable Account bears indirectly exposure to the market, credit, and liquidity risks of the portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Funds, which were distributed by MONY America to the contractowners.


2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
   (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Effective January 1, 2008, and as further described in Note 3 of the financial statements, MONY America adopted SFAS No. 157, "Fair Value Measurements." SFAS No. 157 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. It applies only to fair measurements that are already required or permitted by other accounting standards. Fair value is defined under SFAS No. 157 as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset in an orderly transaction between market participants on the measurement date. The adoption of SFAS No. 157 had no impact on the net assets of the Variable Account.

   Investments:

   The investment in shares of each of the respective Funds is stated at value, which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For EQ/Money Market Portfolio, the net asset value is based on the amortized cost of the securities held, which approximates market value.

   Investment Transactions and Investment Income:

   Investments in the Funds are recorded on the trade date. Dividend income and net realized gain distributions are recorded on the ex-dividend date. Dividends and distributions received are reinvested in additional shares of the Funds. Realized gains and losses include: (1) gain and losses on the redemptions of investments in the Funds (determined on the identified cost basis), and (2) distributions representing the net realized gains on investments transactions.

   Due to and Due From:

   Amounts due to/from MONY America and amounts due to/from respective funds generally represent premiums, surrenders and death benefits, as well as amounts transferred among the various funds by contractowners.

   Contract Payments and Transfers:

   Payments received from contractowners represent contractowners contributions under the Variable Annuity Policies (but exclude amounts allocated to the Guaranteed Interest Account with Market Value Adjustment, reflected in the General Account) reduced by applicable deductions, charges and state premium taxes.

   Transfers between funds including the Guaranteed Interest Account with Market Value Adjustment, net, are amounts that contractowners have directed to be moved among funds including permitted transfers to and from the Guaranteed Interest Account with Market Value Adjustment. The net assets of any variable investment option may not be less than the aggregate value of the contractowner accounts allocated to that variable investment option. MONY America is required by state insurance law to set aside additional assets in MONY America's General Account to provide for other policy benefits. MONY America's General Account is subject to creditor rights.

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2008


2. Significant Accounting Policies (Concluded)

   Transfers for contract benefits and terminations are payments to contractowners and beneficiaries made under the terms of the Variable Annuity Policies, and amounts that contractowners have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if applicable, are included in transfers for contract benefits and terminations. Included in contract maintenance charges are administrative charges, if applicable.

   Taxes:

   The operations of the Variable Account are included in the federal income tax return of MONY America, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income, or realized and unrealized capital gains, is currently applicable to the Variable Annuity Policies participating in the Variable Account by reasons of applicable provisions of the Internal Revenue Code, and no federal income tax payable by MONY America is expected to affect the unit values of Variable Annuity Policies participating in the Variable Account. Accordingly, no provision for income taxes is required. However, MONY America retains the right to charge for any federal income tax, which is attributable to the Variable Account, if the law is changed.


3. Fair Value Disclosures:

   SFAS No. 157 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. SFAS No. 157 also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1 Quotes prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

   Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are not directly observable or can be corroborated by observable market data.

   Level 3 Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   All investment and receivable assets of each variable investment option of the Variable Account are classified as Level 1. As described in Note 1 to the financial statements, the Variable Account invests in open-ended mutual funds, available to contractholders of variable insurance policies. Contractholders may, without restriction, transact at the daily Net Asset Value(s) (NAV) of the mutual funds. The NAV represents the daily per share value of the portfolio of investments of the mutual funds, at which sufficient volumes of transactions occur.

   As all assets of the account are classified as Level 1, no reconciliation of Level 3 assets and change in unrealized gains (losses) for Level 3 assets still held as of December 31, 2008, are presented.


4. Related Party Transactions

   Purchase payments received from MONY America by the Variable Account represent gross purchase payments recorded by MONY America less deductions retained as compensation for any premium taxes.

   Investment Manager and Advisors:

   The Variable Account assets of each variable investment option are invested in shares of the corresponding mutual fund portfolios of the EQAT and VIP Trusts. Shares are offered by the trust at net asset value. Shares which the variable investment options are invested are in either one of two classes. Both classes are subject to fees for investment management and advisory services and other trust expenses. One class of shares ("Class A shares") is not subject to distribution fees imposed pursuant to a distribution plan. The other class of shares ("Class B shares") is subject to distribution fees imposed under a distribution plan (here in, the "Rule 12b-1") adopted by EQAT and VIP Trusts. Rule 12b-1 provides that the EQAT and VIP Trusts, on behalf of each variable portfolio may charge a maximum annual distribution and/or service 12b-1 fee of 0.50% of the average daily net assets of the portfolio attributable to its Class B shares in respect to the activities primarily intended to result in the sale of the Class B shares. Under arrangements approved by each Trust's Board of Trustees, the 12b-1 fee currently is limited to 0.25% of the average daily net assets. These fees are reflected in the net asset value of the shares of the Funds and the total returns of the investment options, but are not included in the expense or expense ratios of the investment options.

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2008


4. Related Party Transactions (Continued)

   AXA Equitable Life Insurance Company ("AXA Equitable"), a subsidiary of AXA Financial, serves as investment manager of portfolios of EQAT and VIP. Investment managers either oversee the activities of the investment advisors with respect to EQAT and VIP, and are responsible for retaining and discontinuing the service of those advisors, or directly managing the portfolios. Fees generally vary depending on net asset levels of individual portfolios, and range, for EQAT and VIP, from a low of 0.10% to a high of 1.15% of the average daily net assets of the portfolios of EQAT and VIP. AXA Equitable, as investment manager of EQAT and VIP, pays expenses for providing investment advisory services to the portfolios, including the fees of the advisors of each portfolio.

   Contract Distribution and Principal Underwriter:

   AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") are distributors and principal underwriters of the Variable Annuity Policies and the Variable Account. They are both registered with the SEC as broker-dealers and are members of the National Association of Securities Dealers, Inc. ("NASD").

   The Variable Annuity Policies are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC ("AXA Network"), or its subsidiaries (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Variable Annuity Policies are also sold through licensed insurance agents (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and are members of the NASD) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed agents of AXA Equitable, and are registered representatives of the broker-dealers under contracts with AXA Distributors.

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2008


5. Investment Transactions

   Cost of shares acquired and the proceeds from redemption of shares by each subaccount during the year ended December 31, 2008 were as follows:



                                                      Cost of Shares      Proceeds from
                                                         Acquired        Shares Redeemed
                                                     ----------------   ----------------
   AIM V.I. Financial Services....................      $   425,465        $   504,264
   AIM V.I. Global Health Care....................        1,319,877          1,194,617
   AIM V.I. Technology............................          240,062            516,008
   All Asset Allocation...........................       17,409,706         56,933,119
   AXA Aggressive Allocation......................        2,406,925          1,436,491
   AXA Conservative Allocation....................        4,664,706          1,858,163
   AXA Conservative-Plus Allocation...............        4,644,159          2,190,046
   AXA Moderate Allocation........................       14,842,852          5,693,375
   AXA Moderate-Plus Allocation...................        6,886,328          3,003,703
   Dreyfus Stock Index Fund, Inc..................        2,164,886         12,168,905
   EQ/AllianceBernstein Small Cap Growth..........          556,767          1,072,727
   EQ/BlackRock Basic Value Equity................        2,260,100          5,861,862
   EQ/Bond Index..................................        2,017,836          7,133,563
   EQ/Boston Advisors Equity Income...............        2,718,656         12,532,907
   EQ/Calvert Socially Responsible................          327,290            918,121
   EQ/Capital Guardian Research...................          991,230          3,710,596
   EQ/Caywood-Scholl High Yield Bond..............        2,506,574         10,191,595
   EQ/GAMCO Mergers and Acquisitions..............        1,137,889          2,552,565
   EQ/GAMCO Small Company Value...................       10,791,513         50,630,862
   EQ/Government Securities.......................        6,319,914         15,632,803
   EQ/International Growth........................        2,786,898          8,995,894
   EQ/JPMorgan Core Bond..........................        5,030,215         22,223,444
   EQ/Large Cap Value PLUS........................          889,631          2,696,051
   EQ/Long Term Bond..............................        4,226,173         10,793,379
   EQ/Lord Abbett Growth and Income...............        2,276,061         14,069,380
   EQ/Lord Abbett Mid Cap Value...................        2,176,979         12,082,436
   EQ/Marsico Focus...............................          894,456          8,337,622
   EQ/Mid Cap Index...............................        3,153,274          6,733,402
   EQ/Money Market................................       65,421,890         68,456,173
   EQ/Montag & Caldwell Growth....................        3,092,199         33,914,974
   EQ/PIMCO Real Return...........................       11,999,031          7,588,313
   EQ/Short Duration Bond.........................        1,429,018          2,156,868
   EQ/Small Company Index.........................        1,063,235          1,678,745
   EQ/T. Rowe Price Growth Stock..................        1,335,688         16,842,375
   EQ/UBS Growth and Income.......................        2,052,724         15,105,190
   EQ/Van Kampen Emerging Markets Equity..........        2,866,794          4,912,814
   EQ/Van Kampen Mid Cap Growth...................        1,427,859          8,439,668
   EQ/Van Kampen Real Estate......................        2,806,062         10,804,422
   Fidelity VIP Contrafund(R).....................        4,586,871         20,971,163
   Franklin Income Securities.....................        6,796,805         17,215,212
   Franklin Rising Dividends Securities...........        1,336,872          4,165,249
   Franklin Zero Coupon 2010......................        2,336,734          2,423,372
   Janus Aspen Series Balanced....................        4,568,082         12,519,607
   Janus Aspen Series Forty.......................        7,217,342         14,859,050
   Janus Aspen Series International Growth........        9,450,193         11,546,984
   Janus Aspen Series Mid Cap Growth..............        2,230,979          6,267,628
   Janus Aspen Series Worldwide Growth............        1,843,538          6,508,190
   MFS(R) Utilities Series........................        4,097,549          4,367,037
   Multimanager High Yield........................        2,242,459          4,448,092
   Multimanager Small Cap Growth..................        1,595,207         10,485,397

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2008


5. Investment Transactions (Concluded)


                                                                          Cost of Shares     Proceeds from
                                                                             Acquired       Shares Redeemed
                                                                         ---------------   ----------------
   Oppenheimer Global Securities Fund/VA..............................      5,522,070         13,030,965
   PIMCO Global Bond (Unhedged).......................................      6,549,640          8,964,644
   PIMCO StocksPLUS Growth and Income.................................      3,293,638          7,482,843
   ProFund VP Bear....................................................      3,080,217          1,683,113
   ProFund VP Rising Rates Opportunity................................        542,180          1,245,468
   ProFund VP UltraBull...............................................      3,626,519          3,889,952
   The Universal Institutional Funds, Inc. Global Value Equity........      2,343,520          2,307,078

6. Substitutions/Reorganizations

   The following table sets forth the dates at which substitution transactions took place in the Variable Account. For accounting purposes, these transactions were considered tax-free exchanges.

   There were no portfolio substitutions or reorganizations in 2008.

----------------------------------------------------------------------------------------------------------
November 16, 2007                   Removed Portfolio            Class       Surviving Portfolio    Class
----------------------------------------------------------------------------------------------------------
                                                                             EQ/BlackRock
                                     AIM V. I. Basic Value        Series 1   Basic Value Equity      B
----------------------------------------------------------------------------------------------------------
Shares                                1,064,855                                1,121,932
Value                               $     13.50                              $     17.17
Net assets before merger            $14,375,538                              $ 4,888,035
Net assets after merger             $        --                              $19,263,573
----------------------------------------------------------------------------------------------------------
                                    AIM V.I. MidCap
                                    Core Equity                   Series 1    EQ/FI Mid Cap          A
----------------------------------------------------------------------------------------------------------
Shares                                  555,706                                2,810,183
Value                               $     14.65                              $     11.51
Net assets before merger            $ 8,141,096                              $24,204,114
Net assets after merger             $        --                              $32,345,210
----------------------------------------------------------------------------------------------------------
                                    Alger American Balanced      0           Franklin Income
                                    MFS Total Return             Service     Securities              2
----------------------------------------------------------------------------------------------------------
Shares-Alger American Balanced          681,795                                       --
Shares-MFS Total Return                 897,706                                       --
Shares-Franklin Income Securities            --                                2,790,802
Value-Alger American Balanced       $     14.47                                       --
Value-MFS Total Return              $     21.63                                       --
Value-Franklin Income Securities             --                              $     17.17
Net assets before merger            $29,282,967                              $18,635,098
Net assets after merger             $        --                              $47,918,065
----------------------------------------------------------------------------------------------------------
                                    Alger American                           EQ/Van Kampen
                                    MidCap Growth                 0          Mid Cap Growth          A
----------------------------------------------------------------------------------------------------------
Shares                                1,273,509                                2,020,386
Value                               $     22.44                              $     16.24
Net assets before merger            $28,577,534                              $ 4,233,541
Net assets after merger             $        --                              $32,811,075
----------------------------------------------------------------------------------------------------------
                                    Dreyfus IP Small                         EQ/Small
                                    Cap Stock Index               Service    Company Index           A
----------------------------------------------------------------------------------------------------------
Shares                                  448,356                                  623,418
Value                               $     17.77                              $     12.78
Net assets before merger            $ 7,967,284                              $        --
----------------------------------------------------------------------------------------------------------

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2008


6. Substitutions/Reorganizations (Continued)


---------------------------------------------------------------------------------------------------------------------------
November 16, 2007                           Removed Portfolio            Class        Surviving Portfolio        Class
---------------------------------------------------------------------------------------------------------------------------
Net assets after merger                     $        --                               $ 7,967,284
---------------------------------------------------------------------------------------------------------------------------
                                           Fidelity VIP Growth
                                           Opportunities                 Service
                                           Oppenheimer Main Street       Service      EQ/Capital
                                           Premier VIT OpCap Equity      *            Guardian Research            A
---------------------------------------------------------------------------------------------------------------------------
Shares-Fidelity VIP Growth Opportunities       245,075                                         --
Shares-Oppenheimer Main Street                 300,884                                         --
Shares-Premier VIT OpCap Equity                 30,107                                         --
Shares-EQ/Capital Guardian Research                                                     1,016,304
Value-Fidelity VIP Growth Opportunities    $     21.55                                         --
Value-Oppenheimer Main Street              $     25.18                                         --
Value-Premier VIT OpCap Equity             $     36.03                                         --
Value-EQ/Capital Guardian Research                                                    $     14.39
Net assets before merger                   $13,942,369                                $   682,243
Net assets after merger                    $        --                                $14,624,612
---------------------------------------------------------------------------------------------------------------------------
                                           Janus Aspen Series                         EQ/JPMorgan
                                           Flexible Bond                  Service     Core Bond                    A
---------------------------------------------------------------------------------------------------------------------------
Shares                                       1,015,372                                  4,005,097
Value                                      $     12.26                                $     11.30
Net assets before merger                   $12,448,459                                $32,809,132
Net assets after merger                    $        --                                $45,257,591
---------------------------------------------------------------------------------------------------------------------------
                                           Old Mutual Select Value
                                           Premier VIT OpCap             Insurance    EQ/AllianceBernstein
                                           Managed                       *            Value                        A
---------------------------------------------------------------------------------------------------------------------------
Shares-Old Mutual Select Value                 278,346                                         --
Shares-Premier VIT OpCap Managed               206,592                                         --
Shares-EQ/AllianceBernstein Value                   --                                    842,427
Value-Old Mutual Select Value              $     18.27                                         --
Value-Premier VIT OpCap Managed            $     38.63                                         --
Value-EQ/AllianceBernstein Value                    --                                $     15.51
Net Assets before merger                   $13,066,041                                $        --
Net Assets after merger                    $        --                                $13,066,041
---------------------------------------------------------------------------------------------------------------------------
August 17, 2007                            Removed Portfolio             Class        Surviving Portfolio         Class
---------------------------------------------------------------------------------------------------------------------------
                                           Fidelity VIP Growth           Service      Fidelity VIP Contrafund     Service
---------------------------------------------------------------------------------------------------------------------------
 Shares                                        478,137                                  2,233,913
 Value                                     $     39.57                                $     32.91
 Net assets before merger                  $18,919,891                                $54,598,187
 Net assets after merger                   $        --                                $73,518,078
---------------------------------------------------------------------------------------------------------------------------
                                           MFS Mid                                    EQ/Van Kampen
                                           Cap Growth                     Initial     Mid Cap Growth               A
---------------------------------------------------------------------------------------------------------------------------
 Shares                                        533,284                                    263,923
 Value                                     $      7.28                                $     14.71
 Net assets before merger                  $ 3,882,310                                $        --
 Net assets after merger                   $        --                                $ 3,882,310
---------------------------------------------------------------------------------------------------------------------------

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2008


6. Substitutions/Reorganizations (Concluded)


---------------------------------------------------------------------------------------------------------------------------
August 17, 2007            Removed Portfolio      Class      Surviving Portfolio         Class
---------------------------------------------------------------------------------------------------------------------------
                                                             EQ/AllianceBernstein
                            MFS New Discovery      Initial   Small Cap Growth             A
---------------------------------------------------------------------------------------------------------------------------
Shares                         285,627                           274,375
Value                      $     17.07                       $     17.77
Net assets before merger   $ 4,875,650                       $        --
Net assets after merger    $        --                       $ 4,875,650
---------------------------------------------------------------------------------------------------------------------------
                           Premier VIT OpCap
                           Small Cap               *         EQ/Small Company Index       A
---------------------------------------------------------------------------------------------------------------------------
Shares                          28,345                            64,617
Value                      $     29.59                       $     12.98
Net assets before merger   $   838,730                       $        --
Net assets after merger    $        --                       $   838,730
---------------------------------------------------------------------------------------------------------------------------
                           UIF                               EQ/Van Kampen
                           U.S. Real Estate        1         Real Estate                  A
---------------------------------------------------------------------------------------------------------------------------
Shares                       1,620,599                         4,279,589
Value                      $     24.11                       $      9.13
Net assets before merger   $39,072,648                       $        --
Net assets after merger    $        --                       $39,072,648
---------------------------------------------------------------------------------------------------------------------------

* The fund does not specify a share class.

7. Financial Highlights

   The unique combination of features within the Variable Annuity Policies result in varied fee structures. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

   Financial highlights for the years ended December 31, 2008, 2007, 2006, 2005 and 2004 are presented in the same table. Upon the adoption of the provisions of AICPA Statement of Position 03-5 Financial Highlights of Separate
   Accounts: An Amendment to the Audit and Accounting Guide Audits of Investment Companies for the year ended December 31, 2003, which requires the disclosure of ranges for certain financial highlight information, the range of expense ratios was presented only for those product designs that had units outstanding during the year. For the year ended December 31, 2004 and going forward, the range of expense ratios is presented across all product designs offered within each subaccount. Therefore, the expense ratios presented in the financial highlights may include product designs that did not have units outstanding during the year, but were available to contractowners within each subaccount.

   The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. Due to the timing of the introduction of new products into the Variable Account, unit values may fall outside of the ranges presented in the financial highlights.

   Contractowner Charges:

   Mortality & Expense Risk Charge: This charge is deducted daily from the net assets of the subaccounts, and ranges from a low of 1.20% to a high of 2.85%.

   Annual Contract Charge: This charge is deducted from the fund value, and ranges from a low of $0 to a high of $30.

   Transfer Charge: MONY America does not currently assess this charge, but reserves the right to impose a transfer charge for each transfer instructed by the contractowner. The charge would be deducted from the fund value.

   Surrender Charge: This charge is deducted from fund value and is imposed when a full or partial surrender is requested during the period specified in the Variable Annuity policy. The amount of the charge varies, and is determined by multiplying the surrender charge percentage for the policy year by the amount of fund value, based on a grading schedule.

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2008


7. Financial Highlights (Continued)


                                                                                   At December 31,
                                                         --------------------------------------------------------------------
                                                                                        Units
                                                                                     Outstanding
                                                         --------------------------------------------------------------------
                                                             2008          2007          2006          2005          2004
                                                         ------------ ------------- ------------- ------------- -------------
AIM V.I. Financial Services.............................    199,613       222,968       249,434       260,439       263,257
AIM V.I. Global Health Care.............................    307,584       358,618       425,878       464,986       477,569
AIM V.I. Technology.....................................    139,367       169,357       197,609       200,307       222,032
All Asset Allocation (e)................................  7,863,894    10,167,790    13,007,602    16,217,357    19,181,899
AXA Aggressive Allocation (r)...........................    235,307       135,252            --            --            --
AXA Conservative Allocation (r).........................    347,988        82,558            --            --            --
AXA Conservative-Plus Allocation (r)....................    458,922       213,813            --            --            --
AXA Moderate Allocation (r).............................  1,443,612       551,332            --            --            --
AXA Moderate-Plus Allocation (r)........................    785,027       396,297            --            --            --
Dreyfus Stock Index Fund, Inc...........................  3,003,891     4,131,405     5,268,532     6,734,123     8,132,629
EQ/AllianceBernstein Small Cap Growth (s) (aj)..........    348,028       394,888            --            --            --
EQ/BlackRock Basic Value Equity (b) (g) (v)  .            1,197,831     1,554,889       364,189       334,495            --
EQ/Bond Index...........................................    963,514     1,309,036     1,762,331     2,236,904     2,798,876
EQ/Boston Advisors Equity Income (a)....................  2,276,526     3,114,393     3,910,943     4,657,351     4,540,100
EQ/Calvert Socially Responsible (b) (c) (k).............    412,531       501,836       596,768       111,380            --
EQ/Capital Guardian Research (b) (d) (w) (x) (y)........    884,197     1,191,701        58,010        60,337            --
EQ/Caywood-Scholl High Yield Bond.......................  1,487,773     2,106,435     2,795,291     3,508,055     4,169,039
EQ/GAMCO Mergers and Acquisitions.......................    549,107       682,939       780,735       690,567       602,604
EQ/GAMCO Small Company Value............................  5,126,977     6,780,572     8,478,066    10,518,480    11,851,542
EQ/Government Securities................................  3,493,984     4,337,714     5,403,083     6,889,765     7,997,304
EQ/International Growth.................................  1,503,172     1,999,613     2,429,300     2,612,697     3,004,965
EQ/JPMorgan Core Bond (j) (p) (aa)......................  3,333,092     4,790,837     4,713,731            --            --
EQ/Large Cap Value PLUS (t) (u) (ak)....................    405,390       533,572            --            --            --
EQ/Long Term Bond.......................................  1,853,966     2,359,648     2,985,244     3,747,828     4,450,508
EQ/Lord Abbett Growth and Income (j) (m)................  2,525,775     3,552,720     4,242,275            --            --
EQ/Lord Abbett Mid Cap Value (j) (n)....................  1,898,896     2,752,924     3,513,649            --            --
EQ/Marsico Focus (b) (f)................................  1,340,581     2,049,590     2,697,953     3,382,866            --
EQ/Mid Cap Index (j) (o) (z)............................  1,592,018     1,889,858     1,571,272            --            --
EQ/Money Market (b) (h).................................  6,996,100     7,375,080     7,997,744     9,087,032            --
EQ/Montag & Caldwell Growth (i).........................  8,705,359    11,585,305    15,865,277    21,013,449    20,456,697
EQ/PIMCO Real Return....................................  1,595,325     1,352,777     1,647,715     2,137,878     2,314,751
EQ/Short Duration Bond..................................    384,018       468,414       576,197       667,242       702,782
EQ/Small Company Index (ab) (ac) (aj)...................    397,043       464,560            --            --            --
EQ/T. Rowe Price Growth Stock...........................  3,187,558     4,179,739     5,656,679     7,804,903     9,624,536
EQ/UBS Growth and Income................................  3,598,707     4,793,215     6,168,924     7,688,108     8,992,823
EQ/Van Kampen Emerging Markets Equity (j) (q)...........    440,734       538,107       573,647            --            --
EQ/Van Kampen Mid Cap Growth (ad) (ae) (aj).............  1,878,129     2,478,156            --            --            --
EQ/Van Kampen Real Estate (af) (aj).....................  1,013,800     1,436,226            --            --            --
Fidelity VIP Contrafund(R) (ag).........................  2,979,630     4,309,960     4,132,884     4,769,384     5,109,618
Franklin Income Securities (ah) (ai)....................  3,062,465     4,025,398     2,071,679     1,770,152     1,304,376
Franklin Rising Dividends Securities....................    682,659       902,563       964,334       822,403       804,923
Franklin Zero Coupon 2010...............................    418,956       439,647       408,570       220,809       171,289
Janus Aspen Series Balanced.............................  1,954,684     2,761,884     3,539,301     4,375,862     5,057,432
Janus Aspen Series Forty................................  2,198,718     2,764,699     3,215,231     3,784,324     4,360,863
Janus Aspen Series International Growth.................  1,421,233     1,774,337     1,931,589     1,950,299     2,028,324
Janus Aspen Series Mid Cap Growth.......................  1,722,276     2,242,169     2,826,266     3,502,925     4,107,171
Janus Aspen Series Worldwide Growth.....................  1,795,688     2,357,570     2,964,196     3,890,587     4,838,805
MFS(R) Utilities Series.................................    424,513       522,670       488,784       487,315       398,406
Multimanager High Yield (j) (l).........................    857,751     1,098,914     1,186,596            --            --
Multimanager Small Cap Growth...........................  1,969,095     2,630,167     3,449,771     4,076,837     4,667,787
Oppenheimer Global Securities Fund/VA...................  1,325,098     1,866,595     2,126,796     2,045,399     1,654,402
PIMCO Global Bond (Unhedged)............................  1,217,936     1,416,610     1,539,067     1,732,606     1,737,238
PIMCO StocksPLUS Growth and Income......................  2,074,301     2,595,191     2,947,792     3,231,976     3,377,267
ProFund VP Bear.........................................    235,057        52,537        59,452        58,342        59,762
ProFund VP Rising Rates Opportunity.....................    707,830       831,925     1,029,723     1,146,354     1,296,610

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2008


7. Financial Highlights (Continued)


                                                              At December 31,
                                          --------------------------------------------------------
                                                                   Units
                                                                Outstanding
                                          --------------------------------------------------------
                                             2008        2007        2006        2005       2004
                                          ---------   ---------   ---------   ---------   --------
ProFund VP UltraBull..................... 392,332     373,596     437,869     514,592     610,168
The Universal Institutional Funds, Inc.
  Global Value Equity ................... 374,220     510,390     603,039     670,119     655,373

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2008


7. Financial Highlights (Continued)


                                                                                   At December 31,
                                                         ------------------------------------------------------------------
                                                                                     Unit Value
                                                                                  Lowest to Highest
                                                         ------------------------------------------------------------------
                                                                 2008                   2007                  2006
                                                         ---------------------  --------------------  ---------------------
AIM V.I. Financial Services............................. $ 4.15   to $ 4.35     $ 10.36   to $ 11.03   $ 13.48  to $ 14.59
AIM V.I. Global Health Care.............................   9.43   to   9.79       13.37   to   14.11     12.10  to   12.98
AIM V.I. Technology.....................................   5.38   to   7.59        9.82   to   14.08      9.22  to   13.45
All Asset Allocation (e)................................   8.03   to   8.91       11.67   to   13.17     11.30  to   12.97
AXA Aggressive Allocation (r)...........................   5.86   to   6.02        9.92   to   10.02                    --
AXA Conservative Allocation (r).........................   8.87   to   9.10       10.25   to   10.35                    --
AXA Conservative-Plus Allocation (r)....................   7.93   to   8.13       10.12   to   10.22                    --
AXA Moderate Allocation (r).............................   7.43   to   7.62       10.12   to   10.21                    --
AXA Moderate-Plus Allocation (r)........................   6.66   to   6.83       10.05   to   10.14                    --
Dreyfus Stock Index Fund, Inc...........................               6.64                    10.69                 10.30
EQ/AllianceBernstein Small Cap Growth (s) (aj)..........   6.84   to   8.29       12.47   to   15.37                    --
EQ/BlackRock Basic Value Equity (b) (g) (v) ............   7.30   to   7.65       11.84   to   12.20     12.05  to   12.20
EQ/Bond Index...........................................  13.92   to  27.51       13.37   to   26.39     25.05  to   12.70
EQ/Boston Advisors Equity Income (a)....................  10.32   to  10.62       15.43   to   16.14     15.06  to   16.01
EQ/Calvert Socially Responsible (b) (c) (k).............   6.23   to   6.49       11.71   to   11.99     10.75  to   10.82
EQ/Capital Guardian Research (b) (d) (w) (x) (y)........   8.24   to   9.07       14.02   to   15.17                 11.50
EQ/Caywood-Scholl High Yield Bond.......................  11.81   to  17.59       14.79   to   22.01     14.58  to   21.68
EQ/GAMCO Mergers and Acquisitions.......................  10.24   to  10.94       12.23   to   12.85     12.17  to   12.57
EQ/GAMCO Small Company Value............................  12.35   to  13.40       18.33   to   19.56     17.26  to   18.11
EQ/Government Securities................................  10.06   to  11.62       10.01   to   11.37      9.65  to   10.79
EQ/International Growth.................................   8.57   to  12.06       14.55   to   20.44     12.69  to   17.81
EQ/JPMorgan Core Bond (j) (p) (aa)......................   9.41   to  12.47       10.61   to   13.82     10.56  to   13.54
EQ/Large Cap Value PLUS (t) (u) (ak)....................   6.67   to   8.05       11.84   to   14.53                    --
EQ/Long Term Bond.......................................  10.87   to  13.87       10.63   to   13.33     10.16  to   12.53
EQ/Lord Abbett Growth and Income (j) (m)................   9.12   to   9.28       14.51   to   15.02     14.16  to   14.90
EQ/Lord Abbett Mid Cap Value (j) (n)....................   9.31   to   9.72       15.40   to   16.34     15.46  to   16.67
EQ/Marsico Focus (b) (f)................................               7.57                    12.85                 11.42
EQ/Mid Cap Index (j) (o) (z)............................   8.35   to   8.52       16.90   to   16.96     15.85  to   16.05
EQ/Money Market (b) (h).................................  10.35   to  10.94       10.41   to   10.81     10.20  to   10.42
EQ/Montag & Caldwell Growth (i).........................   8.33   to   9.00       12.56   to   13.81     10.52  to   11.76
EQ/PIMCO Real Return....................................   9.81   to  11.76       10.52   to   12.40      9.71  to   11.26
EQ/Short Duration Bond..................................   9.51   to  10.40        9.98   to   10.74      9.75  to   10.32
EQ/Small Company Index (ab) (ac) (aj)...................  10.91   to  11.51       16.99   to   17.65                    --
EQ/T. Rowe Price Growth Stock...........................   5.88   to  26.61       10.32   to   46.62      9.75  to   44.03
EQ/UBS Growth and Income................................   7.63   to   8.77       12.88   to   15.05     12.89  to   15.31
EQ/Van Kampen Emerging Markets Equity (j) (q)...........  15.64   to  16.93       37.02   to   40.75     26.32  to   29.45
EQ/Van Kampen Mid Cap Growth (ad) (ae) (aj).............   5.70   to   7.87       10.91   to   15.33                    --
EQ/Van Kampen Real Estate (af) (aj).....................  11.77   to  13.98       19.76   to   23.08                    --
Fidelity VIP Contrafund(R) (ag).........................               9.38                    16.57                 14.29
Franklin Income Securities (ah) (ai)....................  10.20   to  11.32       14.92   to   16.29     14.80  to   15.89
Franklin Rising Dividends Securities....................   9.69   to  10.78       13.68   to   14.96     14.47  to   15.56
Franklin Zero Coupon 2010...............................  10.59   to  11.18       10.17   to   10.55      9.65  to    9.85
Janus Aspen Series Balanced.............................              11.69                    14.08                 12.91
Janus Aspen Series Forty................................  10.45   to  10.89       18.98   to   20.12     14.06  to   15.15
Janus Aspen Series International Growth.................  13.00   to  15.97       27.54   to   34.39     21.78  to   27.64
Janus Aspen Series Mid Cap Growth.......................               6.09                    10.97                  9.11
Janus Aspen Series Worldwide Growth.....................               5.91                    10.83                 10.02
MFS(R) Utilities Series.................................  16.48   to  17.62       27.20   to   28.61     21.89  to   22.64
Multimanager High Yield (j) (l).........................   8.80   to  11.10       11.81   to   14.64     11.75  to   14.33
Multimanager Small Cap Growth...........................   7.38   to   8.32       12.91   to   14.79     12.60  to   14.68
Oppenheimer Global Securities Fund/VA...................  11.76   to  13.10       20.28   to   22.22     19.68  to   21.20
PIMCO Global Bond (Unhedged)............................  10.66   to  14.88       11.06   to   15.19     10.37  to   14.01
PIMCO StocksPLUS Growth and Income......................   8.12   to   8.19       14.32   to   14.68     13.56  to   14.13
ProFund VP Bear.........................................   8.14   to   8.74        5.99   to    6.32      6.13  to    6.36
ProFund VP Rising Rates Opportunity.....................   4.60   to   5.34        7.63   to    8.71      8.28  to    9.30



                                                                        At December 31,
                                                         ------------------------------------------
                                                                           Unit Value
                                                                       Lowest to Highest
                                                         ------------------------------------------
                                                                 2005                  2004
                                                         --------------------  --------------------
AIM V.I. Financial Services............................. $ 11.72  to $ 12.89   $ 11.20  to $ 12.52
AIM V.I. Global Health Care.............................   11.64  to   12.69     10.89  to   12.07
AIM V.I. Technology.....................................    8.45  to   12.53      8.37  to   12.62
All Asset Allocation (e)................................   10.38  to   12.11      9.99  to   11.85
AXA Aggressive Allocation (r)...........................                  --                    --
AXA Conservative Allocation (r).........................                  --                    --
AXA Conservative-Plus Allocation (r)....................                  --                    --
AXA Moderate Allocation (r).............................                  --                    --
AXA Moderate-Plus Allocation (r)........................                  --                    --
Dreyfus Stock Index Fund, Inc...........................                9.04                  8.75
EQ/AllianceBernstein Small Cap Growth (s) (aj)..........                  --                    --
EQ/BlackRock Basic Value Equity (b) (g) (v).............   10.21  to   10.25                    --
EQ/Bond Index...........................................   12.40  to   24.43     12.45  to   24.51
EQ/Boston Advisors Equity Income (a)....................   13.14  to   14.20     12.52  to   13.76
EQ/Calvert Socially Responsible (b) (c) (k).............   10.40  to   10.50                    --
EQ/Capital Guardian Research (b) (d) (w) (x) (y)........               10.36                    --
EQ/Caywood-Scholl High Yield Bond.......................   13.69  to   20.33     13.51  to   20.04
EQ/GAMCO Mergers and Acquisitions.......................   11.16  to   11.35     10.98  to   10.98
EQ/GAMCO Small Company Value............................   14.94  to   15.43     14.74  to   14.96
EQ/Government Securities................................    9.58  to   10.53      9.73  to   10.52
EQ/International Growth.................................   10.24  to   14.35      9.18  to   12.86
EQ/JPMorgan Core Bond (j) (p) (aa)......................                  --                    --
EQ/Large Cap Value PLUS (t) (u) (ak)....................                  --                    --
EQ/Long Term Bond.......................................   10.24  to   12.42     10.22  to   12.20
EQ/Lord Abbett Growth and Income (j) (m)................                  --                    --
EQ/Lord Abbett Mid Cap Value (j) (n)....................                  --                    --
EQ/Marsico Focus (b) (f)................................               10.58                    --
EQ/Mid Cap Index (j) (o) (z)............................                  --                    --
EQ/Money Market (b) (h).................................   10.02  to   10.07                    --
EQ/Montag & Caldwell Growth (i).........................    9.87  to   11.21      9.47  to   10.94
EQ/PIMCO Real Return....................................    9.95  to   11.35     10.15  to   11.40
EQ/Short Duration Bond..................................    9.65  to   10.05      9.80  to   10.03
EQ/Small Company Index (ab) (ac) (aj)...................                  --                    --
EQ/T. Rowe Price Growth Stock...........................   10.30  to   46.43     10.04  to   45.22
EQ/UBS Growth and Income................................   11.43  to   13.80     10.62  to   13.03
EQ/Van Kampen Emerging Markets Equity (j) (q)...........                  --                    --
EQ/Van Kampen Mid Cap Growth (ad) (ae) (aj).............                  --                    --
EQ/Van Kampen Real Estate (af) (aj).....................                  --                    --
Fidelity VIP Contrafund(R) (ag).........................               12.98                 11.26
Franklin Income Securities (ah) (ai)....................   12.88  to   13.60     13.04  to   13.55
Franklin Rising Dividends Securities....................   12.70  to   13.45     12.64  to   13.16
Franklin Zero Coupon 2010...............................    9.70  to    9.74      9.72  to    9.85
Janus Aspen Series Balanced.............................               11.82                 11.10
Janus Aspen Series Forty................................   13.04  to   14.29     11.73  to   13.06
Janus Aspen Series International Growth.................   15.03  to   19.40     11.53  to   15.12
Janus Aspen Series Mid Cap Growth.......................                8.13                  7.33
Janus Aspen Series Worldwide Growth.....................                8.59                  8.22
MFS(R) Utilities Series.................................   17.16  to   17.46     15.11  to   15.12
Multimanager High Yield (j) (l).........................                  --                    --
Multimanager Small Cap Growth...........................   11.57  to   13.70     10.88  to   13.10
Oppenheimer Global Securities Fund/VA...................   17.25  to   18.28     15.56  to   16.22
PIMCO Global Bond (Unhedged)............................   10.20  to   13.55     11.23  to   14.68
PIMCO StocksPLUS Growth and Income......................   11.95  to   12.66     11.69  to   12.59
ProFund VP Bear.........................................    6.81  to    6.96      7.11  to    7.14
ProFund VP Rising Rates Opportunity.....................    7.74  to    8.55      8.64  to    9.39

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2008


7. Financial Highlights (Continued)


                                                                            At December 31,
                             ----------------------------------------------------- -------------------------------------------------
                                                                               Unit Value
                                                                           Lowest to Highest
                             -------------------------------------------------------------------------------------------------------
                                   2008                  2007                  2006                2005                  2004
                             -----------------   -------------------   ------------------    ----------------    -------------------
ProFund VP UltraBull........  5.65  to  5.70       17.71  to  17.83     17.77   to  18.20      14.62  to 15.21    14.42  to  15.25
The Universal Institutional
 Funds, Inc. Global Value
 Equity ....................  8.86  to 10.08       14.98  to  17.34     14.22   to  16.73      11.87  to 14.20    11.36  to  13.81

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2008


7. Financial Highlights (Continued)


                                                                                At December 31,
                                                         --------------------------------------------------------------
                                                                                   Net Assets
                                                                                    (000)'s
                                                         --------------------------------------------------------------
                                                            2008         2007         2006         2005         2004
                                                         ----------   ----------   ----------   ----------   ----------
AIM V.I. Financial Services.............................  $    829     $  2,325     $  3,407     $  3,111     $  3,021
AIM V.I. Global Health Care.............................     2,782        4,630        5,016        5,303        5,119
AIM V.I. Technology.....................................       769        1,722        1,917        1,782        1,960
All Asset Allocation (e)................................   157,228      285,185      348,830      401,396      464,811
AXA Aggressive Allocation (r)...........................     1,408        1,352           --           --           --
AXA Conservative Allocation (r).........................     3,158          853           --           --           --
AXA Conservative-Plus Allocation (r)....................     3,718        2,181           --           --           --
AXA Moderate Allocation (r).............................    10,963        5,623           --           --           --
AXA Moderate-Plus Allocation (r)........................     5,338        4,006           --           --           --
Dreyfus Stock Index Fund, Inc...........................    19,950       44,168       54,242       60,838       71,132
EQ/AllianceBernstein Small Cap Growth (s) (aj)..........     2,379        4,956           --           --           --
EQ/BlackRock Basic Value Equity (b) (g) (v).............     9,049       18,819        4,430        3,417           --
EQ/Bond Index...........................................    16,089       20,973       26,540       32,786       41,263
EQ/Boston Advisors Equity Income (a)....................    22,134       45,485       56,007       58,389       54,514
EQ/Calvert Socially Responsible (b) (c) (k).............     2,116        4,692        4,971        1,158           --
EQ/Capital Guardian Research (b) (d) (w) (x) (y)........     6,126       13,503          667          625           --
EQ/Caywood-Scholl High Yield Bond.......................    19,402       34,084       44,667       52,720       61,983
EQ/GAMCO Mergers and Acquisitions.......................     6,002        8,820        9,889        7,901        6,690
EQ/GAMCO Small Company Value............................   118,740      224,515      261,855      279,022      315,107
EQ/Government Securities................................    43,168       52,692       62,860       78,982       92,409
EQ/International Growth.................................    14,809       33,129       34,960       30,532       31,601
EQ/JPMorgan Core Bond (j) (p) (aa)......................    40,180       64,255       62,104           --           --
EQ/Large Cap Value PLUS (t) (u) (ak)....................     5,685       12,416           --           --           --
EQ/Long Term Bond.......................................    32,469       39,532       47,465       59,589       70,378
EQ/Lord Abbett Growth and Income (j) (m)................    22,318       50,253       58,890           --           --
EQ/Lord Abbett Mid Cap Value (j) (n)....................    17,313       41,693       53,668           --           --
EQ/Marsico Focus (b) (f)................................    10,150       26,335       30,801       35,796           --
EQ/Mid Cap Index (j) (o) (z)............................    13,083       31,063       24,229           --           --
EQ/Money Market (b) (h).................................    76,273       79,635       83,239       92,980           --
EQ/Montag & Caldwell Growth (i).........................    69,380      139,566      160,312      199,621      187,040
EQ/PIMCO Real Return....................................    18,383       16,469       18,275       23,974       26,154
EQ/Short Duration Bond..................................     3,918        4,963        5,891        6,668        7,034
EQ/Small Company Index (ab) (ac) (aj)...................     4,768        8,646           --           --           --
EQ/T. Rowe Price Growth Stock...........................    36,684       82,423      102,878      146,870      176,642
EQ/UBS Growth and Income................................    27,664       62,337       80,414       89,065       96,990
EQ/Van Kampen Emerging Markets Equity (j) (q)...........     6,887       20,069       15,310           --           --
EQ/Van Kampen Mid Cap Growth (ad) (ae) (aj).............    12,251       31,984           --           --           --
EQ/Van Kampen Real Estate (af) (aj).....................    13,304       31,159           --           --           --
Fidelity VIP Contrafund(R) (ag).........................    27,951       71,408       59,086       61,925       57,541
Franklin Income Securities (ah) (ai)....................    33,661       63,900       32,424       23,774       17,468
Franklin Rising Dividends Securities....................     7,147       13,210       14,729       10,888       10,466
Franklin Zero Coupon 2010...............................     4,686        4,657        4,054        2,173        1,688
Janus Aspen Series Balanced.............................    22,852       38,887       45,702       51,721       56,125
Janus Aspen Series Forty................................    19,631       44,685       38,046       40,810       41,861
Janus Aspen Series International Growth.................    18,742       49,896       43,172       30,254       24,302
Janus Aspen Series Mid Cap Growth.......................    10,488       24,591       25,751       28,469       30,123
Janus Aspen Series Worldwide Growth.....................    10,620       25,539       29,663       33,387       39,761
MFS(R) Utilities Series.................................     7,085       14,299       10,600        8,177        5,821
Multimanager High Yield (j) (l).........................     9,247       15,707       16,661           --           --
Multimanager Small Cap Growth...........................    17,699       42,129       54,910       60,745       66,459
Oppenheimer Global Securities Fund/VA...................    16,888       40,551       44,242       36,720       26,369
PIMCO Global Bond (Unhedged)............................    17,607       20,919       20,967       22,862       24,940
PIMCO StocksPLUS Growth and Income......................    16,206       35,982       38,870       37,796       38,813
ProFund VP Bear.........................................     2,073          331          377          406          429
ProFund VP Rising Rates Opportunity.....................     3,726        7,119        9,337        9,526       11,819

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2008


7. Financial Highlights (Continued)


                                                         At December 31,
                                          ----------------------------------------------
                                                            Net Assets
                                                             (000)'s
                                          ----------------------------------------------
                                            2008      2007      2006      2005     2004
                                          -------   -------   -------   -------   ------
ProFund VP UltraBull.....................  2,312     6,827     8,093     7,893     9,342
The Universal Institutional Funds, Inc.
 Global Value Equity ....................  3,236     7,528     8,469     7,911     7,418

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2008


7. Financial Highlights (Continued)


                                                                                At December 31,
                                                         --------------------------------------------------------------
                                                                                   Investment
                                                                                 Income Ratio*
                                                         --------------------------------------------------------------
                                                            2008         2007         2006         2005         2004
                                                         ----------   ----------   ----------   ----------   ----------
AIM V.I. Financial Services.............................     2.51%        1.64%        1.58%        1.41%        0.81%
AIM V.I. Global Health Care.............................       --           --           --           --           --
AIM V.I. Technology.....................................       --           --           --           --           --
All Asset Allocation (e)................................     2.02         3.27         2.59         2.66         2.72
AXA Aggressive Allocation (r)...........................     1.76         4.81           --           --           --
AXA Conservative Allocation (r).........................     6.29         6.65           --           --           --
AXA Conservative-Plus Allocation (r)....................     4.71         4.90           --           --           --
AXA Moderate Allocation (r).............................     4.60         6.20           --           --           --
AXA Moderate-Plus Allocation (r)........................     2.71         4.89           --           --           --
Dreyfus Stock Index Fund, Inc...........................     2.02         1.67         1.62         1.58         1.78
EQ/AllianceBernstein Small Cap Growth (s) (aj)..........     0.01           --           --           --           --
EQ/BlackRock Basic Value Equity (b) (g) (v).............     1.52         3.12         1.35         0.89           --
EQ/Bond Index...........................................     3.79         4.65         4.28         4.10         8.99
EQ/Boston Advisors Equity Income (a)....................     2.06         1.64         1.64         1.34         2.54
EQ/Calvert Socially Responsible (b) (c) (k).............     0.38         0.38           --           --           --
EQ/Capital Guardian Research (b) (d) (w) (x) (y)........     1.03         7.18         0.83         0.75           --
EQ/Caywood-Scholl High Yield Bond.......................     6.76         5.74         5.15         5.16        11.19
EQ/GAMCO Mergers and Acquisitions.......................     0.46         0.64         1.98         0.65         0.08
EQ/GAMCO Small Company Value............................     0.49         0.38         0.78         0.40         0.02
EQ/Government Securities................................     3.75         4.25         4.07         3.26         5.50
EQ/International Growth.................................     0.85         0.49         0.74         1.47         1.14
EQ/JPMorgan Core Bond (j) (p) (aa)......................     3.97         5.12         4.42           --           --
EQ/Large Cap Value PLUS (t) (u) (k).....................     2.97         1.67           --           --           --
EQ/Long Term Bond.......................................     4.88         3.82         3.80         1.87         9.95
EQ/Lord Abbett Growth and Income (j) (m)................     1.44         1.25         0.78           --           --
EQ/Lord Abbett Mid Cap Value (j) (n)....................     1.38         0.65         0.62           --           --
EQ/Marsico Focus (b) (f)................................     0.76         0.15         0.15           --           --
EQ/Mid Cap Index (j) (o) (z)............................     0.95           --         0.26           --           --
EQ/Money Market (b) (h).................................     2.34         4.86         4.62         1.08           --
EQ/Montag & Caldwell Growth (i).........................     0.17         0.17         0.17         0.25         0.41
EQ/PIMCO Real Return....................................     2.76         2.39         3.12         1.66         2.12
EQ/Short Duration Bond..................................     5.07         3.58         3.23         0.99         2.73
EQ/Small Company Index (ab) (ac) (aj)...................     0.96         4.15           --           --           --
EQ/T. Rowe Price Growth Stock...........................     0.00         0.07           --           --           --
EQ/UBS Growth and Income................................     1.07         0.71         0.69         0.64         1.64
EQ/Van Kampen Emerging Markets Equity (j) (q)...........     0.26         1.09         0.60           --           --
EQ/Van Kampen Mid Cap Growth (ad) (ae) (aj).............       --           --           --           --           --
EQ/Van Kampen Real Estate (af) (aj).....................     2.12         0.85           --           --           --
Fidelity VIP Contrafund(R) (ag).........................     0.76         0.90         1.09         0.20         0.26
Franklin Income Securities (ah) (ai)....................     5.37         3.16         3.44         3.56         3.16
Franklin Rising Dividends Securities....................     1.80         2.41         1.05         0.92         0.66
Franklin Zero Coupon 2010...............................     4.34         5.06         3.61         3.62         4.72
Janus Aspen Series Balanced.............................     2.50         2.44         2.08         2.24         2.19
Janus Aspen Series Forty................................     0.02         0.29         0.29         0.17         0.22
Janus Aspen Series International Growth.................     1.10         0.44         1.87         1.08         0.90
Janus Aspen Series Mid Cap Growth.......................     0.24         0.21           --           --           --
Janus Aspen Series Worldwide Growth.....................     0.43         0.73         1.70         1.34         0.97
MFS(R) Utilities Series.................................     1.61         0.93         2.01         0.59         1.30
Multimanager High Yield (j) (l).........................     8.86         7.52         6.91           --           --
Multimanager Small Cap Growth...........................       --           --           --           --           --
Oppenheimer Global Securities Fund/VA...................     1.40         1.20         0.85         0.80         0.81
PIMCO Global Bond (Unhedged)............................     3.36         3.00         3.32         2.51         1.87
PIMCO StocksPLUS Growth and Income......................     7.17         7.49         4.92         2.33         1.81
ProFund VP Bear.........................................     1.53         3.74         1.28           --           --
ProFund VP Rising Rates Opportunity.....................     5.18         5.35         1.80           --           --

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2008


7. Financial Highlights (Continued)


                                                               At December 31,
                                          ----------------------------------------------------------
                                                                  Investment
                                                                Income Ratio*
                                          ----------------------------------------------------------
                                             2008        2007         2006        2005        2004
                                          ---------   ----------   ---------   ---------   ---------
ProFund VP UltraBull.....................     1.90        11.29        0.38        0.10         --
The Universal Institutional Funds, Inc.
 Global Value Equity ....................     2.60         1.86        1.61        0.38        0.67

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2008


7. Financial Highlights (Continued)


                                                                                 At December 31,
                                                         ----------------------------------------------------------------
                                                                                 Expense Ratio**
                                                                                Lowest to Highest
                                                         ----------------------------------------------------------------
                                                                  2008                 2007                    2006
                                                         --------------------   --------------------    ------------------
AIM V.I. Financial Services.............................   1.20%  to   2.85%      1.20%  to   2.85%      1.20%  to   2.85%
AIM V.I. Global Health Care.............................   1.20   to   2.85       1.20   to   2.85       1.20   to   2.85
AIM V.I. Technology.....................................   1.20   to   2.85       1.20   to   2.85       1.20   to   2.85
All Asset Allocation (e)................................   1.20   to   2.85       1.20   to   2.85       1.20   to   2.85
AXA Aggressive Allocation (r)...........................   1.20   to   2.85       1.20   to   2.85                     --
AXA Conservative Allocation (r).........................   1.20   to   2.85       1.20   to   2.85                     --
AXA Conservative-Plus Allocation (r)....................   1.20   to   2.85       1.20   to   2.85                     --
AXA Moderate Allocation (r).............................   1.20   to   2.85       1.20   to   2.85                     --
AXA Moderate-Plus Allocation (r)........................   1.20   to   2.85       1.20   to   2.85                     --
Dreyfus Stock Index Fund, Inc...........................               1.35                   1.35                   1.35
EQ/AllianceBernstein Small Cap Growth (s) (aj)..........   1.20   to   2.85       1.20   to   2.85                     --
EQ/BlackRock Basic Value Equity (b) (g) (v) ............   1.20   to   2.85       1.20   to   2.85       1.20   to   2.85
EQ/Bond Index...........................................   1.25   to   1.35       1.25   to   1.35       1.25   to   1.35
EQ/Boston Advisors Equity Income (a)....................   1.20   to   2.85       1.20   to   2.85       1.20   to   2.85
EQ/Calvert Socially Responsible (b) (c) (k).............   1.20   to   2.85       1.20   to   2.85       1.20   to   2.85
EQ/Capital Guardian Research (b) (d) (w) (x) (y)........   1.20   to   2.85       1.20   to   2.85                   1.25
EQ/Caywood-Scholl High Yield Bond.......................   1.25   to   1.35       1.25   to   1.35       1.25   to   1.35
EQ/GAMCO Mergers and Acquisitions.......................   1.20   to   2.85       1.20   to   2.85       1.20   to   2.85
EQ/GAMCO Small Company Value............................   1.20   to   2.85       1.20   to   2.85       1.20   to   2.85
EQ/Government Securities................................   1.20   to   2.85       1.20   to   2.85       1.20   to   2.85
EQ/International Growth.................................   1.25   to   1.35       1.25   to   1.35       1.25   to   1.35
EQ/JPMorgan Core Bond (j) (p) (aa)......................   1.20   to   2.85       1.20   to   2.85       1.20   to   2.85
EQ/Large Cap Value PLUS (t) (u) (k).....................   1.20   to   2.85       1.20   to   2.85                     --
EQ/Long Term Bond.......................................   1.20   to   2.85       1.20   to   2.85       1.20   to   2.85
EQ/Lord Abbett Growth and Income (j) (m)................   1.20   to   2.85       1.20   to   2.85       1.20   to   2.85
EQ/Lord Abbett Mid Cap Value (j) (n)....................   1.20   to   2.85       1.20   to   2.85       1.20   to   2.85
EQ/Marsico Focus (b) (f)................................               1.35                   1.35                   1.35
EQ/Mid Cap Index (j) (o) (z)............................   1.20   to   2.85       1.20   to   2.85       1.20   to   2.85
EQ/Money Market (b) (h).................................   1.20   to   2.85       1.20   to   2.85       1.20   to   2.85
EQ/Montag & Caldwell Growth (i).........................   1.20   to   2.85       1.20   to   2.85       1.20   to   2.85
EQ/PIMCO Real Return....................................   1.20   to   2.85       1.20   to   2.85       1.20   to   2.85
EQ/Short Duration Bond..................................   1.20   to   2.85       1.20   to   2.85       1.20   to   2.85
EQ/Small Company Index (ab) (ac) (aj)...................   1.20   to   2.85       1.20   to   2.85                     --
EQ/T. Rowe Price Growth Stock...........................   1.25   to   1.35       1.25   to   1.35       1.25   to   1.35
EQ/UBS Growth and Income................................   1.20   to   2.85       1.20   to   2.85       1.20   to   2.85
EQ/Van Kampen Emerging Markets Equity (j) (q)...........   1.20   to   2.85       1.20   to   2.85       1.20   to   2.85
EQ/Van Kampen Mid Cap Growth (ad) (ae) (aj).............   1.20   to   2.85       1.20   to   2.85                     --
EQ/Van Kampen Real Estate (af) (aj).....................   1.20   to   2.85       1.20   to   2.85                     --
Fidelity VIP Contrafund(R) (ag).........................               1.35                   1.35                   1.35
Franklin Income Securities (ah) (ai)....................   1.20   to   2.85       1.20   to   2.85       1.20   to   2.85
Franklin Rising Dividends Securities....................   1.20   to   2.85       1.20   to   2.85       1.20   to   2.85
Franklin Zero Coupon 2010...............................   1.20   to   2.85       1.20   to   2.85       1.20   to   2.85
Janus Aspen Series Balanced.............................               1.35                   1.35                   1.35
Janus Aspen Series Forty................................   1.20   to   2.85       1.20   to   2.85       1.20   to   2.85
Janus Aspen Series International Growth.................   1.20   to   2.85       1.20   to   2.85       1.20   to   2.85
Janus Aspen Series Mid Cap Growth.......................               1.35                   1.35                   1.35
Janus Aspen Series Worldwide Growth.....................               1.35                   1.35                   1.35
MFS(R) Utilities Series.................................   1.20   to   2.85       1.20   to   2.85       1.20   to   2.85
Multimanager High Yield (j) (l).........................   1.20   to   2.85       1.20   to   2.85       1.20   to   2.85
Multimanager Small Cap Growth...........................   1.20   to   2.85       1.20   to   2.85       1.20   to   2.85
Oppenheimer Global Securities Fund/VA...................   1.20   to   2.85       1.20   to   2.85       1.20   to   2.85
PIMCO Global Bond (Unhedged)............................   1.20   to   2.85       1.20   to   2.85       1.20   to   2.85
PIMCO StocksPLUS Growth and Income......................   1.20   to   2.85       1.20   to   2.85       1.20   to   2.85
ProFund VP Bear.........................................   1.20   to   2.85       1.20   to   2.85       1.20   to   2.85
ProFund VP Rising Rates Opportunity.....................   1.20   to   2.85       1.20   to   2.85       1.20   to   2.85



                                                                       At December 31,
                                                         -------------------------------------------
                                                                         Expense Ratio**
                                                                       Lowest to Highest
                                                         -------------------------------------------
                                                                 2005                    2004
                                                         -------------------     -------------------
AIM V.I. Financial Services.............................   1.20%  to   2.85%      1.20%  to   2.85%
AIM V.I. Global Health Care.............................   1.20   to   2.85       1.20   to   2.85
AIM V.I. Technology.....................................   1.20   to   2.85       1.20   to   2.85
All Asset Allocation (e)................................   1.20   to   2.85       1.20   to   2.85
AXA Aggressive Allocation (r)...........................                 --                     --
AXA Conservative Allocation (r).........................                 --                     --
AXA Conservative-Plus Allocation (r)....................                 --                     --
AXA Moderate Allocation (r).............................                 --                     --
AXA Moderate-Plus Allocation (r)........................                 --                     --
Dreyfus Stock Index Fund, Inc...........................               1.35                   1.35
EQ/AllianceBernstein Small Cap Growth (s) (aj)..........                 --                     --
EQ/BlackRock Basic Value Equity (b) (g) (v) ............   1.20   to   2.85                     --
EQ/Bond Index...........................................   1.25   to   1.35       1.25   to   1.35
EQ/Boston Advisors Equity Income (a)....................   1.20   to   2.85       1.20   to   2.85
EQ/Calvert Socially Responsible (b) (c) (k).............   1.20   to   2.85                     --
EQ/Capital Guardian Research (b) (d) (w) (x) (y)........               1.25                     --
EQ/Caywood-Scholl High Yield Bond.......................   1.25   to   1.35       1.25   to   1.35
EQ/GAMCO Mergers and Acquisitions.......................   1.20   to   2.85       1.20   to   2.85
EQ/GAMCO Small Company Value............................   1.20   to   2.85       1.20   to   2.85
EQ/Government Securities................................   1.20   to   2.85       1.20   to   2.85
EQ/International Growth.................................   1.25   to   1.35       1.25   to   1.35
EQ/JPMorgan Core Bond (j) (p) (aa)......................                 --                     --
EQ/Large Cap Value PLUS (t) (u) (k).....................                 --                     --
EQ/Long Term Bond.......................................   1.20   to   2.85       1.20   to   2.85
EQ/Lord Abbett Growth and Income (j) (m)................                 --                     --
EQ/Lord Abbett Mid Cap Value (j) (n)....................   1.20   to   2.85       1.20   to   2.85
EQ/Marsico Focus (b) (f)................................               1.35                     --
EQ/Mid Cap Index (j) (o) (z)............................                 --                     --
EQ/Money Market (b) (h).................................   1.20   to   2.85                     --
EQ/Montag & Caldwell Growth (i).........................   1.20   to   2.85       1.20   to   2.85
EQ/PIMCO Real Return....................................   1.20   to   2.85       1.20   to   2.85
EQ/Short Duration Bond..................................   1.20   to   2.85       1.20   to   2.85
EQ/Small Company Index (ab) (ac) (aj)...................                 --                     --
EQ/T. Rowe Price Growth Stock...........................   1.25   to   1.35       1.25   to   1.35
EQ/UBS Growth and Income................................   1.20   to   2.85       1.20   to   2.85
EQ/Van Kampen Emerging Markets Equity (j) (q)...........                 --                     --
EQ/Van Kampen Mid Cap Growth (ad) (ae) (aj).............                 --                     --
EQ/Van Kampen Real Estate (af) (aj).....................                 --                     --
Fidelity VIP Contrafund(R) (ag).........................               1.35                   1.35
Franklin Income Securities (ah) (ai)....................   1.20   to   2.85       1.20   to   2.85
Franklin Rising Dividends Securities....................   1.20   to   2.85       1.20   to   2.85
Franklin Zero Coupon 2010...............................   1.20   to   2.85       1.20   to   2.85
Janus Aspen Series Balanced.............................               1.35                   1.35
Janus Aspen Series Forty................................   1.20   to   2.85       1.20   to   2.85
Janus Aspen Series International Growth.................   1.20   to   2.85       1.20   to   2.85
Janus Aspen Series Mid Cap Growth.......................               1.35                   1.35
Janus Aspen Series Worldwide Growth.....................               1.35                   1.35
MFS(R) Utilities Series.................................   1.20   to   2.85       1.20   to   2.85
Multimanager High Yield (j) (l).........................                 --                     --
Multimanager Small Cap Growth...........................   1.20   to   2.85       1.20   to   2.85
Oppenheimer Global Securities Fund/VA...................   1.20   to   2.85       1.20   to   2.85
PIMCO Global Bond (Unhedged)............................   1.20   to   2.85       1.20   to   2.85
PIMCO StocksPLUS Growth and Income......................   1.20   to   2.85       1.20   to   2.85
ProFund VP Bear.........................................   1.20   to   2.85       1.20   to   2.85
ProFund VP Rising Rates Opportunity.....................   1.20   to   2.85       1.20   to   2.85

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2008


7. Financial Highlights (Continued)



                                                               At December 31,
                              --------------------------------------------------------------------------------------
                                                               Expense Ratio**
                                                              Lowest to Highest
                              --------------------------------------------------------------------------------------
                                   2008             2007             2006              2005              2004
                              ---------------- ---------------- ----------------  ----------------  ----------------
ProFund VP UltraBull......... 1.20  to  2.85    1.20  to 2.85    1.20  to  2.85    1.20  to  2.85    1.20  to  2.85
The Universal Institutional
 Funds, Inc. Global Value
 Equity ..................... 1.20  to  2.85    1.20  to 2.85    1.20  to  2.85    1.20  to  2.85    1.20  to  2.85

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2008


7. Financial Highlights (Continued)


                                                                          At December 31,
                                                         --------------------------------------------------
                                                                          Total Return***
                                                                         Lowest to Highest
                                                         --------------------------------------------------
                                                                    2008                    2007
                                                         -------------------------- -----------------------
AIM V.I. Financial Services.............................   (60.56)%  to   (59.94)%   (24.40)% to    (23.15)%
AIM V.I. Global Health Care.............................   (30.62)   to   (29.47)      8.71   to     10.50
AIM V.I. Technology.....................................   (46.09)   to   (45.21)      4.68   to      6.51
All Asset Allocation (e)................................   (32.35)   to   (31.19)      1.54   to      3.27
AXA Aggressive Allocation (r)...........................   (40.93)   to   (39.92)     (3.41)  to     (2.43)
AXA Conservative Allocation (r).........................   (13.46)   to   (12.08)      2.09   to      3.09
AXA Conservative-Plus Allocation (r)....................   (21.64)   to   (20.45)      0.10   to      1.09
AXA Moderate Allocation (r).............................   (26.58)   to   (25.37)     (0.20)  to      0.59
AXA Moderate-Plus Allocation (r)........................   (33.73)   to   (32.64)     (1.57)  to     (0.78)
Dreyfus Stock Index Fund, Inc...........................                  (37.89)                     3.79
EQ/AllianceBernstein Small Cap Growth (s) (aj)..........   (46.06)   to   (45.15)      4.56   to      5.14
EQ/BlackRock Basic Value Equity (b) (g) (v) ............   (38.34)   to   (37.30)     (1.74)  to      0.00
EQ/Bond Index...........................................     4.11    to     4.24       5.28   to      5.35
EQ/Boston Advisors Equity Income (a)....................   (34.20)   to   (33.12)      0.81   to      2.46
EQ/Calvert Socially Responsible (b) (c) (k).............   (46.80)   to   (45.87)      8.93   to     10.81
EQ/Capital Guardian Research (b) (d) (w) (x) (y)........   (41.23)   to   (40.21)     (1.68)  to     (1.43)
EQ/Caywood-Scholl High Yield Bond.......................   (20.15)   to   (20.08)      1.44   to      1.52
EQ/GAMCO Mergers and Acquisitions.......................   (16.27)   to   (14.86)      0.49   to      2.23
EQ/GAMCO Small Company Value............................   (32.62)   to   (31.49)      6.20   to      8.01
EQ/Government Securities................................     0.50    to     2.20       3.73   to      5.38
EQ/International Growth.................................   (41.10)   to   (41.00)     14.66   to     14.77
EQ/JPMorgan Core Bond (j) (p) (aa)......................   (11.31)   to   ( 9.77)      0.47   to      2.07
EQ/Large Cap Value PLUS (t) (u) (k).....................   (44.60)   to   (43.67)     (0.48)  to     (0.34)
EQ/Long Term Bond.......................................     2.26    to     4.05       4.63   to      6.38
EQ/Lord Abbett Growth and Income (j) (m)................   (38.22)   to   (37.15)      0.81   to      2.47
EQ/Lord Abbett Mid Cap Value (j) (n)....................   (40.51)   to   (39.55)     (1.98)  to     (0.39)
EQ/Marsico Focus (b) (f)................................                  (41.09)                    12.52
EQ/Mid Cap Index (j) (o) (z)............................   (50.59)   to   (49.76)      5.30   to      7.00
EQ/Money Market (b) (h).................................    (0.58)   to     1.20       2.06   to      3.74
EQ/Montag & Caldwell Growth (i).........................   (34.83)   to   (33.68)     17.43   to     19.39
EQ/PIMCO Real Return....................................    (6.75)   to   ( 5.16)      8.34   to     10.12
EQ/Short Duration Bond..................................    (4.71)   to   ( 3.17)      2.36   to      4.07
EQ/Small Company Index (ab) (ac) (aj)...................   (35.79)   to   (34.79)     (0.59)  to     (0.34)
EQ/T. Rowe Price Growth Stock...........................   (43.02)   to   (42.92)      5.85   to      5.88
EQ/UBS Growth and Income................................   (41.73)   to   (40.76)     (1.70)  to     (0.08)
EQ/Van Kampen Emerging Markets Equity (j) (q)...........   (58.45)   to   (57.75)     38.37   to     40.65
EQ/Van Kampen Mid Cap Growth (ad) (ae) (aj).............   (48.66)   to   (47.75)     10.53   to     11.21
EQ/Van Kampen Real Estate (af) (aj).....................   (40.44)   to   (39.43)     (9.48)  to     (8.92)
Fidelity VIP Contrafund(R) (ag).........................                  (43.39)                    15.96
Franklin Income Securities (ah) (ai)....................   (31.64)   to   (30.51)      0.81   to      2.52
Franklin Rising Dividends Securities....................   (29.17)   to   (27.94)     (5.46)  to     (3.86)
Franklin Zero Coupon 2010...............................     4.13    to     5.97       5.39   to      7.11
Janus Aspen Series Balanced.............................                  (16.97)                     9.06
Janus Aspen Series Forty................................   (45.87)   to   (44.94)     32.81   to     34.99
Janus Aspen Series International Growth.................   (53.56)   to   (52.80)     24.42   to     26.45
Janus Aspen Series Mid Cap Growth.......................                  (44.48)                    20.42
Janus Aspen Series Worldwide Growth.....................                  (45.43)                     8.08
MFS(R) Utilities Series.................................   (39.41)   to   (38.41)     24.26   to     26.37
Multimanager High Yield (j) (l).........................   (25.49)   to   (24.18)      0.51   to      2.16
Multimanager Small Cap Growth...........................   (43.75)   to   (42.84)      0.75   to      2.46
Oppenheimer Global Securities Fund/VA...................   (42.01)   to   (41.04)      3.05   to      4.81
PIMCO Global Bond (Unhedged)............................    (3.62)   to    (2.04)      6.65   to      8.42
PIMCO StocksPLUS Growth and Income......................   (44.21)   to   (43.30)      3.89   to      5.60
ProFund VP Bear.........................................    35.89    to    38.29      (2.28)  to     (0.63)
ProFund VP Rising Rates Opportunity.....................   (39.71)   to   (38.69)     (7.85)  to     (6.34)



                                                                                     At December 31,
                                                         ---------------------------------------------------------------------
                                                                                     Total Return***
                                                                                    Lowest to Highest
                                                         ---------------------------------------------------------------------
                                                                   2006                   2005                    2004
                                                         ------------------------ --------------------   ---------------------
AIM V.I. Financial Services.............................     13.19%  to   15.02%     2.96%  to   4.64%      5.56%  to    7.38%
AIM V.I. Global Health Care.............................      2.29   to    3.95      5.14   to   6.89       4.50   to    6.24
AIM V.I. Technology.....................................      7.34   to    9.11     (0.71)  to   0.96       4.04   to    5.82
All Asset Allocation (e)................................      7.10   to    8.86      2.11   to   3.90       5.52   to    7.30
AXA Aggressive Allocation (r)...........................                     --                    --                      --
AXA Conservative Allocation (r).........................                     --                    --                      --
AXA Conservative-Plus Allocation (r)....................                     --                    --                      --
AXA Moderate Allocation (r).............................                     --                    --                      --
AXA Moderate-Plus Allocation (r)........................                     --                    --                      --
Dreyfus Stock Index Fund, Inc...........................                  13.94                  3.31                    9.24
EQ/AllianceBernstein Small Cap Growth (s) (aj)..........                     --                    --                      --
EQ/BlackRock Basic Value Equity (b) (g) (v) ............     17.56   to   19.49      1.18   to   1.69                      --
EQ/Bond Index...........................................      2.42   to    2.54     (0.40)  to  (0.33)      0.24   to    0.33
EQ/Boston Advisors Equity Income (a)....................     12.75   to   14.61      3.20   to   4.95      14.57   to   16.47
EQ/Calvert Socially Responsible (b) (c) (k).............      2.38   to    4.04      2.54   to   2.97                      --
EQ/Capital Guardian Research (b) (d) (w) (x) (y)........                  11.00                  1.57                      --
EQ/Caywood-Scholl High Yield Bond.......................      6.50   to    6.64      1.33   to   1.45       8.25   to    8.32
EQ/GAMCO Mergers and Acquisitions.......................      9.05   to   10.75      1.64   to   3.37       2.33   to    4.08
EQ/GAMCO Small Company Value............................     15.53   to   17.37      1.36   to   3.14      17.54   to   19.49
EQ/Government Securities................................      0.73   to    2.47     (1.54)  to   0.19      (1.52)  to    0.10
EQ/International Growth.................................                     --     11.55   to  11.59       3.85   to    3.96
EQ/JPMorgan Core Bond (j) (p) (aa)......................     (0.09)  to    0.22                    --                      --
EQ/Large Cap Value PLUS (t) (u) (k).....................                     --                    --                      --
EQ/Long Term Bond.......................................     (0.78)  to    0.89      0.20   to   1.80       4.82   to    6.64
EQ/Lord Abbett Growth and Income (j) (m)................      2.83   to    3.13                    --                      --
EQ/Lord Abbett Mid Cap Value (j) (n)....................      1.96   to    2.25                    --                      --
EQ/Marsico Focus (b) (f)................................                   7.94                  4.86                      --
EQ/Mid Cap Index (j) (o) (z)............................      2.43   to    2.72                    --                      --
EQ/Money Market (b) (h).................................      1.80   to    3.48      0.20   to   0.70                      --
EQ/Montag & Caldwell Growth (i).........................      4.91   to    6.59      2.47   to   4.22       1.11   to    2.82
EQ/PIMCO Real Return....................................     (2.41)  to   (0.79)    (1.97)  to  (0.44)      1.81   to    3.54
EQ/Short Duration Bond..................................      1.04   to    2.69     (1.53)  to   0.20      (1.11)  to    0.40
EQ/Small Company Index (ab) (ac) (aj)...................                     --                    --                      --
EQ/T. Rowe Price Growth Stock...........................     (5.34)  to   (5.17)     2.59   to   2.68      12.05   to   12.10
EQ/UBS Growth and Income................................      8.12   to   12.59      5.91   to   7.63      10.05   to   11.91
EQ/Van Kampen Emerging Markets Equity (j) (q)...........      9.07   to    9.35                    --                      --
EQ/Van Kampen Mid Cap Growth (ad) (ae) (aj).............                     --                    --                      --
EQ/Van Kampen Real Estate (af) (aj).....................                     --                    --                      --
Fidelity VIP Contrafund(R) (ag).........................                  10.09                 15.28                   13.74
Franklin Income Securities (ah) (ai)....................     14.91   to   16.84     (1.23)  to   0.37      10.60   to   12.54
Franklin Rising Dividends Securities....................     13.85   to   15.69      0.47   to   2.20       7.85   to    9.67
Franklin Zero Coupon 2010...............................     (0.52)  to    1.13     (1.52)  to   0.21       1.55   to    3.18
Janus Aspen Series Balanced.............................                   9.22                  6.49                    7.04
Janus Aspen Series Forty................................      6.02   to    7.82      9.42   to  11.17      14.66   to   16.60
Janus Aspen Series International Growth.................     42.47   to   44.91     28.31   to  30.36      15.33   to   17.29
Janus Aspen Series Mid Cap Growth.......................                  12.05                 10.91                   18.99
Janus Aspen Series Worldwide Growth.....................                  16.65                  4.50                    3.40
MFS(R) Utilities Series.................................     27.56   to   29.67     13.57   to  15.48      26.55   to   28.68
Multimanager High Yield (j) (l).........................      1.29   to    1.49                    --                      --
Multimanager Small Cap Growth...........................      7.15   to    8.79      4.58   to   6.34       9.26   to   11.13
Oppenheimer Global Securities Fund/VA...................     14.09   to   15.97     10.86   to  12.70      15.52   to   17.45
PIMCO Global Bond (Unhedged)............................      1.67   to    3.39     (9.17)  to  (7.70)      7.46   to    9.23
PIMCO StocksPLUS Growth and Income......................     11.61   to   13.47      0.56   to   2.22       7.70   to    9.56
ProFund VP Bear.........................................     (9.99)  to   (8.62)    (4.22)  to  (2.52)    (12.76)  to  (11.41)
ProFund VP Rising Rates Opportunity.....................      6.98   to    8.77    (10.42)  to  (8.95)    (13.43)  to  (12.00)

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Concluded)

DECEMBER 31, 2008


7. Financial Highlights (Concluded)


                                                                             At December 31,
                                            ----------------------------------------------------------------------------------
                                                                             Total Return***
                                                                            Lowest to Highest
                                            ----------------------------------------------------------------------------------
                                                    2008                 2007               2006
                                            ---------------------  -----------------  ------------------
ProFund VP UltraBull.......................  (68.31)  to  (67.81)  (2.03) to  (0.34)  19.66  to   21.55
The Universal Institutional Funds, Inc.
 Global Value Equity ......................  (41.87)  to  (40.85)   3.65  to   5.34   17.82  to   19.80


                                                           At December 31,
                                              -----------------------------------------
                                                           Total Return***
                                                          Lowest to Highest
                                              -----------------------------------------
                                                     2005                  2004
                                              --------------------  ------------------
ProFund VP UltraBull.......................    (0.26) to   1.39      13.89  to  15.82
The Universal Institutional Funds, Inc.
 Global Value Equity ......................    30.14  to  32.27      19.61  to  21.65

    -----------------------------

    * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

    ** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractowner accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

    *** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized. The Total Return is calculated for the respective year ended or from the commencement of operations of the subaccount.

    (a) EQ/Boston Advisors Equity Income was substituted for EQ/MONY Equity Income on September 9, 2005.
    (b)  Units were made available for sale on September 9, 2005.
    (c) EQ/Calvert Socially Responsible was substituted for EQ/Enterprise Global Socially Responsive on September 9, 2005.
    (d) EQ/Capital Guardian Research was substituted for EQ/MONY Equity Growth and EQ/MONY Diversified on September 9, 2005.
    (e) All Asset Allocation was substituted for EQ/Enterprise Managed on September 9, 2005.
    (f) EQ/Marsico Focus was substituted for EQ/Enterprise Capital Appreciation on September 9, 2005.
    (g) EQ/BlackRock Basic Value Equity was substituted for EQ/Enterprise Deep Value on September 9, 2005.
    (h) EQ/Money Market was substituted for EQ/MONY Money Market on September 9, 2005.
    (i) EQ/Montag & Caldwell was substituted for EQ/Enterprise Multi-Cap Growth on September 9, 2005.
    (j)  Units were made available for sale on November 3, 2006.
    (k) EQ/Calvert Socially Responsible was substituted for The Dreyfus Socially Responsible Growth Fund, Inc. on November 3, 2006.
    (l) Multimanager High Yield was substituted for Lord Abbett Bond Debenture on November 3, 2006.
    (m) EQ/Lord Abbett Growth and Income was substituted for Lord Abbett Growth and Income on November 3, 2006.
    (n) EQ/Lord Abbett Mid Cap Value was substituted for Lord Abbett Mid Cap Value on November 3, 2006.
    (o) EQ/Mid Cap Index was substituted for Old Mutual Mid to Cap on November 3, 2006.
    (p) EQ/JPMorgan Core Bond was substituted for PIMCO Real Return on November 3, 2006.
    (q) EQ/Van Kampen Emerging Markets Equity was substituted for Van Kampen UIF Emerging Markets Equity on November 3, 2006.
    (r)  Units were made available for sale on June 15, 2007.
    (s) EQ/AllianceBernstein Small Cap Growth was substituted for MFS New Discovery on August 17, 2007. (See Note 6)
    (t) EQ/Large Cap Value PLUS was substituted for Old Mutual Select Value on November 16, 2007. (See Note 6)
    (u) EQ/Large Cap Value PLUS was substituted for Premier VIT OpCap Managed on November 16, 2007. (See Note 6)
    (v) EQ/BlackRock Basic Value Equity was substituted for AIM V.I. Basic Value on November 16, 2007. (See Note 6)
    (w) EQ/Capital Guardian Research was substituted for Fidelity VIP Growth Opportunities on November 16, 2007. (See Note 6)
    (x) EQ/Capital Guardian Research was substituted for Premier VIT OpCap Equity on November 16, 2007. (See Note 6)
    (y) EQ/Capital Guardian Research was substituted for Oppenheimer Main Street on November 16, 2007. (See Note 6)
    (z) EQ/Mid Cap Index was substituted for AIM V.I. Mid Cap Core Equity on November 16, 2007. (See Note 6)
    (aa) EQ/JPMorgan Core Bond was substituted for Janus Aspen Series Flexible Bond on November 16, 2007. (See Note 6)
    (ab) EQ/Small Company Index was substituted for Premier VIT OpCap Small Cap on August 17, 2007. (See Note 6)
    (ac) EQ/Small Company Index was substituted for Dreyfus IP Small Cap Stock Index on November 16, 2007. (See Note 6)
    (ad) EQ/Van Kampen Mid Cap Growth was substituted for MFS Mid Cap Growth on August 17, 2007. (See Note 6)
    (ae) EQ/Van Kampen Mid Cap Growth was substituted for Alger American MidCap Growth on November 16, 2007. (See Note 6)
    (af) EQ/Van Kampen Real Estate was substituted for UIF U.S. Real Estate on August 17, 2007. (See Note 6)
    (ag) Fidelity VIP Contrafund was substituted for Fidelity VIP Growth on August 17, 2007. (See Note 6)
    (ah) Franklin Income Securities was substituted for Alger American Balanced on November 16, 2007. (See Note 6)
    (ai) Franklin Income Securities was substituted for MFS Total Return on November 16, 2007. (See Note 6)
    (aj) Units were made available for sale on August 17, 2007.
    (ak) Units were made available for sale on November 16, 2007.

                          INDEX TO FINANCIAL STATEMENTS

                     MONY LIFE INSURANCE COMPANY OF AMERICA



Report of Independent Registered Public Accounting Firm..................   F-1

Financial Statements:

  Balance Sheets, December 31, 2008 and December 31, 2007................   F-2
  Statements of Earnings, Years Ended December 31, 2008,
     2007 and 2006.......................................................   F-3
  Statements of Shareholder's Equity and Comprehensive (Loss)
     Income, Years Ended December 31, 2008, 2007 and 2006................   F-4
  Statements of Cash Flows, Years Ended December 31, 2008,
     2007 and 2006.......................................................   F-5
  Notes to Financial Statements..........................................   F-6

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Board of Directors and Shareholder of MONY Life Insurance Company of America


In our opinion, the accompanying balance sheets and the related statements of earnings, of shareholder's equity and of cash flows present fairly, in all material respects, the financial position of MONY Life Insurance Company of America (the "Company") at December 31, 2008 and 2007 and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2008 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 of the Notes to Financial Statements, the Company adopted a framework for measuring fair value on January 1, 2008. Also, the Company changed its method of accounting for uncertainty in income taxes on January 1, 2007 and for defined benefit pension and other postretirement plans on December 31, 2006.





/s/ PricewaterhouseCoopers LLP
New York, New York

March 13, 2009

                     MONY LIFE INSURANCE COMPANY OF AMERICA
                                 BALANCE SHEETS
                           DECEMBER 31, 2008 AND 2007


                                                                                          2008          2007
                                                                                     ------------   ------------
                                                                                           (IN MILLIONS)
ASSETS

Investments:

   Fixed maturities available for sale, at fair value..............................  $   1,690.2    $   2,027.7
   Mortgage loans on real estate...................................................        176.2          203.8
   Policy loans....................................................................        122.4          116.0
   Other invested assets...........................................................         85.2           53.1
                                                                                     ------------   ------------
     Total investments.............................................................      2,074.0        2,400.6
Cash and cash equivalents..........................................................        115.9           52.5
Amounts due from reinsurers........................................................        174.8          136.4
Deferred policy acquisition costs..................................................        151.7          145.0
Value of business acquired.........................................................        222.4          232.9
Other assets.......................................................................         43.1           26.3
Separate Accounts' assets..........................................................      1,726.8        3,009.5
                                                                                     ------------   ------------

TOTAL ASSETS                                                                         $   4,508.7    $   6,003.2
                                                                                     ============   ============

LIABILITIES

Policyholders' account balances....................................................  $   1,822.1    $   1,915.3
Future policy benefits and other policyholders liabilities.........................        397.3          353.1
Other liabilities..................................................................         66.1           46.8
Note payable to affiliate..........................................................         23.6           27.3
Income taxes payable...............................................................         22.4           51.9
Separate Accounts' liabilities.....................................................      1,726.8        3,009.5
                                                                                     ------------   ------------
     Total liabilities.............................................................      4,058.3        5,403.9
                                                                                     ------------   ------------

Commitments and contingent liabilities (Notes 2, 5, 8, 9, 14 and 15)

SHAREHOLDER'S EQUITY

Common stock, $1.00 par value; 5.0 million shares authorized,
   2.5 million issued and outstanding..............................................          2.5            2.5
Capital in excess of par value.....................................................        510.8          501.7
Retained earnings..................................................................         55.5          121.6
Accumulated other comprehensive loss...............................................       (118.4)         (26.5)
                                                                                     ------------   ------------
     Total shareholder's equity....................................................        450.4          599.3
                                                                                     ------------   ------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY.........................................  $   4,508.7    $   6,003.2
                                                                                     ============   ============




                       See Notes to Financial Statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA
                             STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006


                                                                  2008            2007            2006
                                                           --------------   ---------------   --------------
                                                                             (IN MILLIONS)
REVENUES

Variable life and investment-type product policy
    fee income.........................................    $       147.4    $        160.7    $       150.0
Premiums...............................................             44.6              45.8             49.9
Net investment income..................................            126.3             137.3            141.4
Investment losses, net.................................            (38.8)            (22.0)            (1.2)
Other income...........................................             18.5              16.1             15.5
                                                           --------------   ---------------   --------------
      Total revenues...................................            298.0             337.9            355.6
                                                           --------------   ---------------   --------------

BENEFITS AND OTHER DEDUCTIONS

Policyholders' benefits................................            119.6             100.1             98.1
Interest credited to policyholders' account balances...             73.4              79.5             86.1
Compensation and benefits..............................             29.1              21.4             27.4
Commissions............................................             43.0              44.9             36.7
Interest expense.......................................              1.7               2.0              2.2
Amortization of deferred policy acquisition costs and
    value of business acquired.........................             88.0              74.2             55.4
Capitalization of deferred policy acquisition costs....            (36.6)            (36.4)           (27.2)
Rent expense...........................................              4.7               3.6              3.7
Other operating costs and expenses.....................             35.4              33.8             16.5
                                                           --------------   ---------------   --------------
      Total benefits and other deductions..............            358.3             323.1            298.9
                                                           --------------   ---------------   --------------

(Loss) earnings before income taxes....................            (60.3)             14.8             56.7
Income taxes...........................................             (5.8)             (1.1)           (17.3)
                                                           --------------   ---------------   --------------

(Loss) earnings from continuing operations.............            (66.1)             13.7             39.4
Gain on disposal of discontinued operations,
    net of income taxes................................              -                 -                 .7
                                                           --------------   ---------------   --------------

Net (Loss) Earnings....................................   $        (66.1)   $         13.7    $        40.1
                                                           ==============   ===============   ==============




                       See Notes to Financial Statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA
       STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE (LOSS) INCOME
                  YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006


                                                                             2008              2007              2006
                                                                       --------------    ---------------    --------------
                                                                                          (IN MILLIONS)
SHAREHOLDER'S EQUITY

Common stock, at par value, beginning and end of year..............    $         2.5     $          2.5     $         2.5
                                                                       --------------    ---------------    --------------

Capital in excess of par value, beginning of year..................            501.7              498.5             495.8
Changes in capital in excess of par value..........................              9.1                3.2               2.7
                                                                       --------------    ---------------    --------------
Capital in excess of par value, end of year........................            510.8              501.7             498.5
                                                                       --------------    ---------------    --------------

Retained earnings, beginning of year...............................            121.6              107.9              67.8
Net (loss) earnings................................................            (66.1)              13.7              40.1
                                                                       --------------    ---------------    --------------
Retained earnings, end of year.....................................             55.5              121.6             107.9
                                                                       --------------    ---------------    --------------

Accumulated other comprehensive loss, beginning of year............            (26.5)             (11.1)             (5.6)
Other comprehensive loss...........................................            (91.9)             (15.4)             (5.5)
                                                                       --------------    ---------------    --------------
Accumulated other comprehensive loss, end of year..................           (118.4)             (26.5)            (11.1)
                                                                       --------------    ---------------    --------------

TOTAL SHAREHOLDER'S EQUITY, END OF YEAR............................    $       450.4     $        599.3     $       597.8
                                                                       ==============    ===============    ==============



                                                                             2008              2007              2006
                                                                       --------------    ---------------    --------------
                                                                                           (IN MILLIONS)
COMPREHENSIVE (LOSS) INCOME

Net (loss) earnings................................................    $       (66.1)    $         13.7     $        40.1
                                                                       --------------    ---------------    --------------

Change in unrealized losses, net of reclassification adjustment....            (91.9)             (15.4)             (5.5)
                                                                       --------------    ---------------    --------------
Other comprehensive loss...........................................            (91.9)             (15.4)             (5.5)
                                                                       --------------    ---------------    --------------

COMPREHENSIVE (LOSS) INCOME........................................    $      (158.0)    $         (1.7)    $        34.6
                                                                       ==============    ===============    ==============



                       See Notes to Financial Statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA
                            STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006


                                                                                      2008              2007             2006
                                                                                --------------     --------------    --------------
                                                                                                   (IN MILLIONS)
Net (loss) earnings ........................................................... $       (66.1)     $        13.7     $        40.1
   Adjustments to reconcile net earnings to net cash provided by operating activities:
      Interest credited to policyholders' account balances.....................          73.4               79.5              86.1
      Variable life and investment-type product policy fee income..............        (147.4)            (160.7)           (150.0)
      Change in accrued investment income......................................           1.0                2.1               (.7)
      Investment losses, net...................................................          38.8               22.9               1.2
      Change in deferred policy acquisition costs and
         value of business acquired............................................          51.4               37.8              28.2
      Change in future policy benefits.........................................          12.6               15.9              25.7
      Change in other policyholders liabilities................................          34.7               (8.0)             17.0
      Change in income tax payable.............................................          19.9               (3.7)             17.3
      Provision for depreciation and amortization..............................           6.7                7.7              12.1
      Gain on disposal of discontinued operations..............................           -                  -                 (.7)
      Dividend from AllianceBernstein..........................................           4.7                6.4               4.8
      Other, net...............................................................           (.4)               7.4             (16.3)
                                                                                 -------------     --------------    --------------

Net cash provided by operating activities......................................          29.3               21.0              64.8
                                                                                 -------------     --------------    --------------

Cash flows from investing activities:
    Maturities and repayments of fixed maturities and mortgage loans...........         190.1              261.1             299.8
    Sales of investments.......................................................          30.7               69.0              61.1
    Purchases of investments...................................................        (128.4)            (260.4)           (414.8)
    Other, net.................................................................          (4.5)             (14.8)            (10.3)
                                                                                 -------------     --------------    --------------

Net cash provided by (used in) investing activities............................          87.9               54.9             (64.2)
                                                                                --------------     --------------    --------------

Cash flows from financing activities:
   Policyholders' account balances:
   Deposits....................................................................         287.0              334.0             392.9
   Withdrawals and transfers to Separate Accounts..............................        (337.2)            (416.0)           (463.9)
   Repayments of note to affiliate.............................................          (3.6)              (3.4)             (3.2)
   Other, net  ................................................................           -                  3.2               2.7
                                                                                --------------     --------------    --------------

Net cash used by financing activities..........................................         (53.8)             (82.2)            (71.5)
                                                                                --------------     --------------    --------------

Change in cash and cash equivalents............................................          63.4               (6.3)            (70.9)
Cash and cash equivalents, beginning of year...................................          52.5               58.8             129.7
                                                                                --------------     --------------    --------------

Cash and Cash Equivalents, End of Year......................................... $       115.9      $        52.5     $        58.8
                                                                                ==============     ==============    ==============

Supplemental cash flow information:

   Interest Paid............................................................... $         1.7      $         2.0     $         2.2
                                                                                ==============     ==============    ==============
Schedule of non-cash financing activities:

   Shared-based Programs....................................................... $          .7      $         3.1     $         2.7
                                                                                ==============     ==============    ==============


                       See Notes to Financial Statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA
                          NOTES TO FINANCIAL STATEMENTS

1)    ORGANIZATION

      MONY Life Insurance Company of America ("MLOA") is an Arizona stock life insurance company. MLOA's primary business is to provide life insurance and annuity products to both individuals and businesses. MLOA is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY Life"). MONY Life is a wholly owned subsidiary of AXA Equitable Financial Services, LLC, which is a downstream holding company of AXA Financial, Inc. ("AXA Financial" and together with its consolidated subsidiaries "AXA Financial Group").

2)    SIGNIFICANT ACCOUNTING POLICIES

      Basis of Presentation
      ---------------------

      The preparation of the accompanying financial statements in conformity with generally accepted accounting principles in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The accompanying financial statements reflect all adjustments necessary in the opinion of management to present fairly the financial position of MLOA and its results of operations and cash flows for the periods presented.

      The years "2008", "2007" and "2006" refer to the years ended December 31, 2008, 2007 and 2006, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform to the current presentation.

      Accounting Changes
      ------------------

      On January 12, 2009, the FASB issued FASB Staff Position ("FSP") Emerging Issues Task Force ("EITF") 99-20-1, "Amendments to the Impairment Guidance of EITF Issue No. 99-20," amending EITF Issue No. 99-20, "Recognition of Interest Income and Impairment of Purchased Beneficial Interests and Beneficial Interests That Continue to be Held by a Transferor in Securitized Financial Assets". The FSP broadens the other-than-temporary impairment assessment for interests in securitized financial assets within the scope of EITF 99-20 to conform to the model applicable to all other debt securities by permitting reasonable management judgment of the probability to collect all projected cash flows. FSP EITF 99-20-1 is effective prospectively for interim and annual reporting periods ending after December 15, 2008 and application to prior periods is not permitted. At December 31, 2008, debt securities with amortized cost and fair values of approximately $139.8 million and $90.0 million comprised the population subject to this amendment. Adoption of the FSP did not have an impact on MLOA's results of operations or financial position.

      Effective January 1, 2008, SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities including an amendment of FASB Statement No. 115," permits entities to choose to measure many financial instruments and certain other items at fair value. The objective is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. Management has elected not to adopt the fair value option as permitted by SFAS No. 159.

      Effective January 1, 2008, MLOA adopted SFAS No. 157, "Fair Value Measurements". SFAS No. 157 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. It applies only to fair value measurements that are already required or permitted by other accounting standards, except for measurements of share-based payments and measurements that are similar to, but not intended to be, fair value. Fair value is defined under SFAS No. 157 as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. MLOA's adoption of SFAS No. 157 at January 1, 2008 required only a remeasurement of the fair value of the Guaranteed Minimum Income Benefit ("GMIB") reinsurance contract treated as a derivative, resulting in an increase in net loss of $0.6 million, related to an increase in the fair value of the GMIB reinsurance contract liability of $1.4 million, offset by a decrease in related deferred policy acquisition ("DAC") amortization of $0.4 million and a decrease of $0.4 million to income taxes. The increase in the GMIB reinsurance contract's fair value under SFAS No. 157 was due primarily to updates to the capital markets assumptions and risk margins, reflective of market participant assumptions required by the exit value model of SFAS No. 157.

      On February 12, 2008, the FASB issued FSP SFAS No. 157-2, which deferred the effective date of SFAS No. 157 for one year for all non-financial assets and non-financial liabilities (including goodwill and other intangible assets) except for those items that are recognized or disclosed at fair value on a recurring basis (at least annually). This deferral delayed until December 31, 2009 the application of SFAS No. 157 to MLOA's annual impairment testing of goodwill and other intangible assets but would require adoption in an earlier interim period in 2009 if circumstances would be indicative of an impairment event. Management does not anticipate adoption of this FSP to have significant impact on the methodologies used to measure fair value for these impairment assessments.

      On October 10, 2008, the FASB issued FSP SFAS No. 157-3, "Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active," which clarifies the application of SFAS No. 157 in a market that is not active and provides an example to illustrate key considerations in determining the fair value of a financial asset when the market for that financial asset is not active. FSP SFAS No. 157-3 was effective upon issuance, including prior periods for which financial statements have not been issued. Significant liquidity constraints that emerged in fourth quarter 2008 in the market for commercial mortgage-backed securities ("CMBS") resulted in MLOA's adoption of this clarification for purpose of measuring the fair value of its CMBS portfolio at December 31, 2008. As a result, management concluded that an adjusted discounted cash flow methodology that maximizes the use of relevant observable inputs would produce a more representative measure of the fair value of CMBS at December 31, 2008 as compared to matrix pricing and broker quotes used at prior measurement dates and that now would require significant adjustments. Nonetheless, the determination of fair value also considered the very limited, yet observable, CMBS transactions that occurred in fourth quarter 2008. Management considered the guidance provided by FSP SFAS No. 157-3 in determining the fair value of financial assets at December 31, 2008 and determined that it did not have a significant impact on MLOA's results of operations or financial position. At December 31, 2008, the fair value of MLOA's CMBS portfolio was $100.8 million.

      Effective January 1, 2008, MLOA adopted SFAS No. 141(R), "Business Combinations (revised 2007)" to be applied prospectively for all future acquisitions. While retaining the requirement of SFAS No. 141, "Business Combinations," to use purchase accounting for all business combinations, SFAS No. 141(R)'s new rules include the following:
      o The acquirer will recognize 100% of the fair values of acquired assets and assumed liabilities (with few exceptions) upon initially obtaining control even if it has not acquired 100% of the target company,
      o Contingent considerations will be included in the purchase price consideration on a fair value basis while transaction costs will be expensed as incurred, and
      o The requirements in SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities," must be met at the acquisition date in order to accrue for a restructuring plan.

      In June 2007, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 07-1 "Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies". The SOP provides guidance for determining whether an entity is within the scope of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The SOP addresses whether the specialized industry accounting principles of the Guide should be retained by a parent company in consolidation or by an investor that has the ability to exercise significant influence over the investment company and applies the equity method of accounting to its investment in the entity. SOP 07-1 was to have been effective for fiscal years beginning after December 15, 2007. On February 12, 2008, the FASB issued FASB Staff Position ("FSP") SOP 07-1-1 that indefinitely delays the effective date of SOP 07-1. The delay is intended to allow the FASB time to consider a number of significant issues relating to the implementation of SOP 07-1.

      Effective January 1, 2007, and as more fully described in Note 11 to the Financial StatementS, MLOA adopted FASB Interpretation ("FIN") 48, "Accounting for Uncertainty in Income Taxes," an interpretation that clarifies the recognition criteria and measurement of the economic benefits associated with tax positions taken or expected to be taken in a tax return. Under FIN 48, a tax benefit is recognized only if it is "more likely than not" to be sustained based on the technical merits of the position, assuming examination by the taxing authority, and is required to be measured at the largest amount of tax benefit that is more than 50% likely of being realized upon ultimate settlement, taking into consideration the amounts and probabilities of potential settlement outcomes. FIN 48 also addresses subsequent derecognition of tax positions, changes in the measurement of recognized tax positions, accrual and classification of interest and penalties, and accounting in interim periods. In addition, annual disclosures with respect to income taxes have been expanded by FIN 48 and require the inclusion of a tabular reconciliation of the total amounts of unrecognized tax benefits at the beginning and end of the reporting period. As a result of adopting FIN 48, no adjustment to MLOA's January 1, 2007 retained earnings for unrecognized tax benefits was required.

      On January 1, 2007, MLOA adopted the AICPA SOP 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts". The SOP requires identification of transactions that result in a substantial change in an insurance contract. Transactions subject to review include internal contract exchanges, contract modifications via amendment, rider or endorsement and elections of benefits, features or rights contained within the contract. If determined that a substantial change has occurred, the related deferred policy acquisition costs ("DAC"), value of business acquired ("VOBA") and other related balances must be written off. The adoption of SOP 05-1 did not have a material impact on MLOA's results of operations or financial position.

      On December 31, 2006, AXA Financial Group implemented SFAS No. 158, "Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans," requiring employers to recognize the over- or under-funded status of such benefit plans as an asset or liability in the balance sheet for reporting periods ending after December 15, 2006 and to recognize subsequent changes in that funded status as a component of other comprehensive income. The funded status of a plan is measured as the difference between plan assets at fair value and the projected benefit obligation for pension plans or the benefit obligation for any other postretirement plan. SFAS No. 158 does not change the determination of net periodic benefit cost or its presentation in the statement of earnings. However, its requirements represent a significant change to previous accounting guidance that generally delayed recognition of certain changes in plan assets and benefit obligations in the balance sheet and only required disclosure of the complete funded status of the plans in the notes to the financial statements.

      SFAS No. 158 imposes an additional requirement, effective for fiscal years ending after December 15, 2008, to measure plan assets and benefit obligations as of the date of the employer's year-end balance sheet, thereby eliminating the option to elect an earlier measurement date alternative of not more than three months prior to that date, if used consistently each year. This provision of SFAS No. 158 has no impact on AXA Financial Group as it already uses a December 31 measurement date for all of its plan assets and benefits obligations. The adoption of SFAS No. 158 did not have an impact on MLOA's results of operations or financial position.

      On January 1, 2006, AXA Financial Group, including MLOA, adopted SFAS No. 123(R), "Share-Based Payment," which requires the cost of all share-based payments to employees to be recognized in the financial statements based on their fair values, resulting in compensation expense for certain types of AXA Financial Group's equity-classified award programs for which no cost previously would have been charged to net earnings in accordance with Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," most notably for employee options to purchase AXA American Depository Receipts ("ADRs") and AXA ordinary shares and for employee stock purchase plans.

      AXA Financial Group used the "modified prospective method," applying the measurement, recognition, and attribution requirements of SFAS No. 123(R) to stock-based compensation awards granted, modified, repurchased or cancelled on or after January 1, 2006. Beginning in first quarter 2006, costs associated with unvested portions of outstanding employee stock option awards at January 1, 2006 were recognized in MLOA's statements of operations over the awards' remaining future service/vesting periods. Liability-classified awards outstanding at January 1, 2006, such as performance units and stock appreciation rights, were remeasured to fair value. The remeasurement resulted in no adjustment to their intrinsic value basis, including the cumulative effect of differences between actual and expected forfeitures, primarily due to the de minimis time remaining to expected settlement of these awards.

      AXA Financial Group, including MLOA, also elected the "short-cut" transition alternative for approximating the historical pool of windfall tax benefits available in shareholder's equity at January 1, 2006 as provided by the FASB in FASB Staff Position ("FSP") No. 123(R)-3, "Transition Election Related to Accounting For the Tax Effects of Share-Based Payment Awards". This historical pool represents the cumulative tax benefits of tax deductions for employee share-based payments in excess of compensation costs recognized under U.S. GAAP. In the event that a shortfall of tax benefits occurs during a reporting period (i.e., tax deductions are less than the related cumulative compensation expense), the historical pool will be reduced by the amount of the shortfall. If the shortfall exceeds the amount of the historical pool, there will be a negative impact on the results of operations. In 2008, 2007 and 2006, additional windfall tax benefits resulted from employee exercises of stock option awards.

      New Accounting Pronouncements
      -----------------------------

      On December 30, 2008, the FASB issued FSP FAS 132(R)-1, "Disclosures about Employers' Postretirement Benefit Plan Assets". The FSP amended FAS 132(R), "Disclosure about Plan Assets," to require additional disclosures, about assets held in an employer's defined benefit pension or other postretirement plans, including disclosures about fair value measures similar to those of SFAS No. 157. The FSP is effective prospectively for fiscal years ending after December 15, 2009.

      On March 19, 2008, the FASB issued SFAS No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (an amendment of FASB Statement No. 133), which requires enhanced disclosures of an entity's objectives and strategies for using derivatives, including tabular presentation of fair value amounts, gains and losses, and related hedged items, with appropriate cross-referencing to the financial statements. SFAS No. 161 is effective for interim and annual reporting periods beginning January 1, 2009.

      Investments
      -----------

      The carrying values of fixed maturities identified as available for sale are reported at fair value. Changes in fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary. The redeemable preferred stock investments reported in fixed maturities include real estate investment trust ("REIT") perpetual preferred stock, other perpetual preferred stock and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

      Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

      Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

      Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net.

      Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

      Valuation allowances are netted against the asset categories to which they apply.

      Policy loans are stated at unpaid principal balances.

      Partnerships and joint venture interests in which MLOA has control and a majority economic interest (that is, greater than 50% of the economic return generated by the entity) or those that meet the requirements for consolidation of FIN 46(R), "Consolidation of Variable Interest Entities, Revised," are consolidated; those in which MLOA does not have control and a majority economic interest and those that do not meet FIN 46(R) requirements for consolidation are reported on the equity basis of accounting and are included in other equity investments. Certain partnerships report their results on a one quarter lag basis.

      Equity securities include common stock classified as available for sale securities are carried at fair value and are included in Other invested assets.

      Units in AllianceBernstein L.P. ("AllianceBernstein"), a subsidiary of AXA Financial, are carried on the equity method and reported in Other invested assets.

      Short-term investments are stated at amortized cost that approximates fair value and are included in Other invested assets.

      Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

      All securities owned including United States government and agency securities and mortgage-backed securities are recorded in the financial statements on a trade date basis.

      Net Investment Income, Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)
      ---------------------------------------------------------------------

      Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

      Unrealized investment gains and losses on fixed maturities and equity securities available for sale held by MLOA are accounted for as a separate component of accumulated comprehensive income, net of related deferred income taxes, amounts attributable to DAC and VOBA related to variable life and investment-type products.

      Fair Value of Other Financial Instruments
      -----------------------------------------

      SFAS No. 157 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. SFAS No. 157 also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

        Level 1 Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

        Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

        Level 3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

      Fair value measurements classified as Level 1 include exchange-traded prices of debt and equity securities and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. At December 31, 2008, investments classified as Level 2 comprise approximately 43.9% of invested assets measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities. As market quotes generally are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. These valuation methodologies have been studied and evaluated by the Company in connection with its adoption of SFAS No. 157 and the resulting prices determined to be representative of exit values for which the significant inputs are sourced either directly or indirectly from market observable data.

      The Level 2 classification continues to include AAA-senior CMBS, AAA-rated mortgage- and asset- backed securities, for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently volatile, market activity in these sectors. During 2008, no CMBS securities were transferred from Level 2 to Level 3 classification.

      Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification at December 31, 2008 were approximately $22.7 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. In addition, approximately $91.4 million of mortgage- and asset-backed securities, including $86.5 million of CMBS, are classified as Level 3 at December 31, 2008 as the observability of market inputs to the valuation models used for pricing certain of these securities has deteriorated coincident with recent market events that have reduced overall liquidity and trading activity in these sectors. MLOA applies various due-diligence procedures, as considered appropriate, to validate the pricing of investments classified as Level 3, including back-testing to historical prices, benchmarking to similar securities, and internal review by a valuation committee. Level 3 also includes the GMIB reinsurance contract which is accounted for as a derivative contract in accordance with SFAS No. 133. The GMIB reinsurance contract reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios. It incorporates significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity Separate Account funds consistent with the S&P 500 Index.

      MLOA defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time MLOA's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

      Certain financial instruments are excluded from fair value disclosures, particularly insurance liabilities other than financial guarantees and investment contracts.

      Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the fair value of the underlying collateral if lower.

      Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

      The fair values for MLOA's supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

      The fair values for single premium deferred annuities, included in policyholders' account balances, are estimated as the discounted value of projected account values. Current account values are projected to the time of the next crediting rate review at the current crediting rates and are projected beyond that date at the greater of current estimated market rates offered on new policies or the guaranteed minimum crediting rate. Expected cash flows and projected account values are discounted back to the present at the current estimated market rates.

      Fair values for the note payable to affiliate are determined using contractual cash flows discounted at market interest rates.

      Recognition of Insurance Income and Related Expenses
      ----------------------------------------------------

      Premiums from variable life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

      Premiums from non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This matching is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

      For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

      DAC and VOBA
      ------------

      Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

      VOBA, which arose from the 2004 acquisition by AXA Financial, was established in accordance with business combination purchase accounting guidance as set forth in SFAS No.141, "Business Combinations". VOBA is the actuarially determined present value of estimated future gross profits of insurance contracts in force at the date of the acquisition. VOBA is amortized over the expected life of the contracts (approximately 10-30 years) according to the type of contract using the methods described below as applicable. VOBA is subject to loss recognition testing at the end of each accounting period.

      For variable life products and investment-type products, DAC and VOBA are amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC and VOBA of revisions to estimated gross profits or assessments is reflected in earnings in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC and VOBA amortization. Conversely, an increase in expected gross profits or assessments would slow DAC and VOBA amortization. The effect on the DAC and VOBA assets that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in shareholder's equity as of the balance sheet date.

      A significant assumption in the amortization of DAC and VOBA on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Management sets estimated future gross profit assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach. In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance and subject to assessment of the reasonableness of resulting estimates of future return assumptions. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2008, the average gross short-term and long-term annual return estimate is 9.0% (6.7% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations are 15.0% (12.7% net of product weighted average Separate Account fees) and 0.0% ((2.3%) net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC and VOBA amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than 5 years would result in a required deceleration of DAC and VOBA amortization. As of December 31, 2008, current projections of future average gross market returns assume a 9% return for 2009, which is within the maximum and minimum limitations.

      In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC and VOBA amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC and VOBA amortization. Generally, life mortality experience has been improving in recent years.

      Other significant assumptions underlying gross profit estimates relate to contract persistency and general account investment spread.

      For non-participating traditional life policies, DAC and VOBA are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

      Policyholders' Account Balances and Future Policy Benefits
      ----------------------------------------------------------

      Policyholders' account balances for variable life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

      MLOA issues certain variable annuity products with a guaranteed minimum death benefit ("GMDB") feature. MLOA also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit base. The risk associated with the GMDB and GMIB features is that a protracted under-performance of the financial markets could result in GMDB and GMIB benefits being higher than what accumulated policyholder account balances would support. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC and VOBA. The determination of this estimated liability is based on models which involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC and VOBA amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

      For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

      For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on MLOA's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC and VOBA are written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 4.0% to 6.0% for life insurance liabilities and from 3.0% to 6.75% for annuity liabilities.

      Separate Accounts
      -----------------

      Generally, Separate Accounts established under Arizona State Insurance Law are not chargeable with liabilities that arise from any other business of MLOA. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which MLOA does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the balance sheets. Assets held in the Separate Accounts are carried at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity.

      The investment results of Separate Accounts, including unrealized (losses) gains on which MLOA does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the statements of operations. For the years ended December 31, 2008, 2007 and 2006, investment results of such Separate Accounts were $(835.3) million, $272.1 million and $361.7 million, respectively.

      Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

      Other Accounting Policies
      -------------------------

      MLOA filed a consolidated Federal income tax return with its parent, MONY Life, and with MONY Life's other life subsidiaries. Under the life insurance provisions of the Internal Revenue Code, life insurance companies cannot file a consolidated Federal income tax return with their ultimate parent for a period of five years from the date of acquisition. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

      Discontinued operations include real estate held-for-sale.

      Real estate investments meeting the following criteria are classified as real estate held-for-sale:
        o Management having the authority to approve the action commits the organization to a plan to sell the property.
        o The property is available for immediate sale in its present condition subject only to terms that are usual and customary for the sale of such assets.
        o An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.
        o The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year.
        o The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.
        o Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

      Real estate held-for-sale is stated at depreciated cost less valuation allowances. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or current fair value, net of disposition costs. Depreciation is discontinued on real estate held-for-sale.

      Real estate held-for-sale is included in the Other assets line in the balance sheets. The results of operations for real estate held-for-sale in each of the three years ended December 31, 2008 were not significant.

3)    INVESTMENTS

      Fixed Maturities
      ----------------
      The following table provides additional information relating to fixed maturities.

                                                                          GROSS              GROSS
                                                     AMORTIZED         UNREALIZED          UNREALIZED
                                                        COST              GAINS              LOSSES          FAIR VALUE
                                                   ---------------   ----------------   -----------------  ---------------
                                                                               (IN MILLIONS)
        DECEMBER 31, 2008
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate...........................   $     1,572.4      $       10.7      $      152.0       $    1,431.1
            Mortgage and Asset Backed...........           177.3                .7              50.9              127.1
            U.S. Treasury, government
              and agency securities.............            47.9               3.3               -                 51.2
            States and political subdivisions...             1.1               -                  .1                1.0
            Foreign governments.................             4.1                .5               -                  4.6
            Redeemable preferred stock..........           131.8               -                56.6               75.2
                                                   ---------------   ----------------   -----------------  ---------------
              Total Available for Sale..........   $     1,934.6      $       15.2      $      259.6       $    1,690.2
                                                   ===============   ================   =================  ===============

        December 31, 2007
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate...........................   $     1,620.3      $       10.5      $       27.6       $    1,603.2
            Mortgage and Asset Backed...........           208.4                .4              29.0              179.8
            U.S. Treasury, government and
              agency securities.................           114.7               2.0               -                116.7
            States and political subdivisions...             1.1               -                 -                  1.1
            Foreign governments.................             4.1                .1               -                  4.2
            Redeemable preferred stock..........           134.5                .5              12.3              122.7
                                                   ---------------   ----------------   -----------------  ---------------
              Total Available for Sale..........   $     2,083.1      $       13.5      $       68.9       $    2,027.7
                                                   ===============   ================   =================  ===============

      MLOA determines the fair value of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

      The contractual maturity of bonds at December 31, 2008 is shown below:

                                                                         AVAILABLE FOR SALE
                                                                  ---------------------------------
                                                                     AMORTIZED
                                                                       COST           FAIR VALUE
                                                                  --------------     --------------
                                                                            (IN MILLIONS)
      Due in one year or less..................................   $        52.8      $       52.7
      Due in years two through five............................           579.0             544.9
      Due in years six through ten.............................           856.7             767.5
      Due after ten years......................................           137.0             122.8
                                                                  --------------     --------------
         Subtotal..............................................         1,625.5           1,487.9
      Mortgage and Asset Backed................................           177.3             127.1
                                                                  --------------     --------------
      Total....................................................   $     1,802.8      $    1,615.0
                                                                  ==============     ==============

      Bonds that are not due at a single maturity date have been included in the contractual maturity table above in the final maturity year. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

      MLOA's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio. This review process includes a quarterly review of certain assets by AXA Financial Group's Investments Under Surveillance Committee that evaluates whether any investments are other than temporarily impaired. Based on the analysis, a determination is made as to the ability of the issuer to service its debt obligations on an ongoing basis. If this ability is deemed to be other than temporarily impaired, then the appropriate provisions are taken.

      The following table discloses the 294 issues of fixed maturities that have been in a continuous unrealized loss position for less than a twelve-month period and greater than a twelve month period as of December 31, 2008:

                                          LESS THAN 12 MONTHS           12 MONTHS OR LONGER                  TOTAL
                                     ----------------------------  ----------------------------   -----------------------------
                                                                                                                      GROSS
                                                     UNREALIZED                    UNREALIZED                      UNREALIZED
                                      FAIR VALUE       LOSSES       FAIR VALUE       LOSSES        FAIR VALUE        LOSSES
                                     -------------  -------------  -------------  -------------   -------------   -------------
                                                                            (IN MILLIONS)
       Fixed Maturities:
         Corporate.................  $      792.4   $      (72.0)  $      333.0   $      (80.0)   $    1,125.4    $     (152.0)
         Mortgage and
            Asset Backed...........          14.9           (1.2)          89.4          (49.7)          104.3           (50.9)
         U.S. Treasury,
           government and agency
           securities..............           -              -              -              -               -               -
         States and political
           subdivisions............           1.0            (.1)           -              -               1.0             (.1)
         Foreign governments.......           -              -              -              -               -               -
         Redeemable
           preferred stock.........          11.5           (7.2)          63.7          (49.4)           75.2           (56.6)
                                     -------------  -------------  -------------  -------------   -------------   -------------
       Total Temporarily
         Impaired Securities.......  $      819.8   $      (80.5)  $      486.1   $     (179.1)   $    1,305.9    $     (259.6)
                                     =============  =============  =============  =============   =============   =============

      MLOA's fixed maturity investment portfolio includes corporate high yield securities consisting primarily of public high yield bonds. These corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2008, approximately $87.7 million, or 4.5%, of the $1,934.6 million aggregate amortized cost of fixed maturities held by MLOA was considered to be other than investment grade.

      MLOA does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. MLOA's fixed maturity investment portfolio includes Residential Mortgage Backed Securities ("RMBS") backed by subprime and Alt-A residential mortgages. RMBS are securities whose cash flows are backed by the principal and interest payments from a set of residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages consist of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and /or inadequate documentation of the borrowers' income. At December 31, 2008, MLOA owned $4.9 million in RMBS backed by subprime residential mortgage loans, 84% of which are rated AA. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

      At December 31, 2008, MLOA had $1.0 million of fixed maturities which were non-income producing for the twelve months preceding that date.

      Mortgage Loans
      --------------
      During 2008, 2007 and 2006, respectively, MLOA's average recorded investment in impaired mortgage loans was $0.2 million, $0.8 million and $3.1 million.

      There was no interest income on impaired mortgage loans in 2008 and 2007; interest income recognized on impaired mortgage loans totaled $0.3 million for 2006.

      Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2007, there were no mortgage loans classified as nonaccrual; there were no mortgage loans classified as nonaccrual at December 31, 2008.

      There were no impaired mortgage loans at December 31, 2008. Impaired mortgage loans along with the related investment valuation allowances at December 31, 2007 follow:

                                                                                December 31,
                                                                                    2007
                                                                               --------------
                                                                                (In Millions)
      Impaired mortgage loans with investment valuation allowances...........   $         -
      Impaired mortgage loans without investment valuation allowances........            .3
                                                                               --------------
      Recorded investment in impaired mortgage loans.........................            .3
      Investment valuation allowances........................................             -
                                                                               --------------
      Net Impaired Mortgage Loans............................................   $         .3
                                                                               ==============

      There were no investment valuation allowances for mortgage loans on real estate in 2008 and 2007.

      Other Invested Assets
      ---------------------
      MLOA holds equity in limited partnership interests and other equity method investments that primarily invest in securities considered to be other than investment grade. The carrying values at December 31, 2008 and 2007 were $2.9 million and $2.9 million, respectively.

      In December 2008, MLOA purchased 1.4 million AllianceBernstein Units from AXA Equitable. MLOA paid $25.0 million for these units and recorded additional paid-in capital of $8.2 million on this transaction.

      The following presents MLOA's investment in 2.6 million units in AllianceBernstein, an affiliate:

                                                    ALLIANCEBERNSTEIN UNITS
                                                    -----------------------
                                                        (IN MILLIONS)
      Balance at January 1, 2007................   $           49.8
      Equity in net earnings....................                5.9
      Dividends received........................               (6.4)
                                                   ------------------------
      Balance at December 31, 2007..............               49.3
                                                   ------------------------
      Purchase of units.........................               33.2
      Equity in net earnings....................                3.9
      Dividends received........................               (4.7)
                                                   ------------------------
      Balance at December 31, 2008..............   $           81.7
                                                   ========================

4)    VALUE OF BUSINESS ACQUIRED

      The following presents MLOA's VOBA asset at December 31, 2008 and 2007:

                                                      ACCUMULATED
                                     GROSS CARRYING   AMORTIZATION
                                         AMOUNT       AND OTHER (1)        NET
                                     -------------- ---------------- --------------
                                                (IN MILLIONS)
      VOBA
      ----
        DECEMBER 31, 2008..........  $     416.5    $     (194.1)    $      222.4
                                     ============== ================ ==============

        December 31, 2007..........  $     416.5    $     (183.6)    $      232.9
                                     ============== ================ ==============

      (1) Includes reactivity to unrealized investment gains (losses) and impact of the December 31, 2005 MODCO recapture.

      For 2008, 2007 and 2006, total amortization expense related to VOBA was $58.1 million, $59.7 million and $44.4 million, respectively. VOBA amortization is estimated to range between $41.6 million and $21.1 million annually through 2013.

5)    FAIR VALUE DISCLOSURES

      Assets measured at fair value on a recurring basis are summarized below:

                  FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2008


                                                     LEVEL 1        LEVEL 2         LEVEL 3          TOTAL
                                                  ------------   ------------    -------------   ------------
                                                                        (IN MILLIONS)
  ASSETS
  Investments:
    Fixed maturities available for sale....       $      12.7    $   1,535.0      $     142.5    $   1,690.2
    Other equity investments...............                .5            -                -               .5
    Trading securities.....................               -              -                -              -
    Other invested assets..................               -              -                -              -
  Cash equivalents.........................             109.4            -                -            109.4
  GMIB reinsurance contracts...............               -              -                8.3            8.3
  Separate Accounts' assets................           1,712.3           14.5              -          1,726.8
                                                  ------------   ------------    -------------   ------------
       Total Assets........................       $   1,834.9    $   1,549.5      $     150.8    $   3,535.2
                                                  ============   ============    =============   ============

      A reconciliation for all Level 3 assets for December 31, 2008 follows:


                               LEVEL 3 INSTRUMENTS
                        FAIR VALUE MEASUREMENTS - ASSETS


                                                                            FIXED
                                                                          MATURITIES           GMIB
                                                                          AVAILABLE        REINSURANCE
                                                                           FOR SALE         CONTRACTS
                                                                         -------------    --------------
                                                                                  (IN MILLIONS)

      BALANCE, DECEMBER 31, 2007.................................        $      167.0     $         (.1)
        Impact of adopting SFAS No. 157, included in earnings....                 -                (1.4)
                                                                         -------------    --------------
       BALANCE, JANUARY 1, 2008..................................               167.0              (1.5)
                                                                         -------------    --------------
        Total gains (losses), realized and unrealized, included in:
          Earnings as:
           Net investment income.................................                 (.2)              -
           Investment (losses) gains, net........................               (10.0)              -
           Other income..........................................                 -                 9.0
                                                                         -------------    --------------
                 Subtotal........................................               (10.2)              9.0
                                                                         -------------    --------------
          Other comprehensive income.............................               (24.4)              -
        Purchases/issuances and sales/settlements, net...........               (14.9)               .8
        Transfers into/out of Level 3(1).........................                25.0               -
                                                                         -------------    --------------
      BALANCE, DECEMBER 31, 2008.................................        $      142.5     $         8.3
                                                                         =============    ==============

      (1) Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

      The table below details changes in unrealized gains (losses) for the 2008 by category for Level 3 assets still held at December 31, 2008:

                                                                                           OTHER
                                                                      EARNINGS:        COMPREHENSIVE
                                                                    OTHER INCOME           INCOME
                                                                  ----------------     ---------------
                                                                            (IN MILLIONS)
      STILL HELD AT DECEMBER 31, 2008:
         CHANGE IN UNREALIZED GAINS OR LOSSES
           Fixed maturities available for sale....                $        -           $        (24.4)
           Other equity investments...............                         -                      -
           Other invested assets..................                         -                      -
           Cash equivalents.......................                         -                      -
           Segregated securities..................                         -                      -
           GMIB reinsurance contracts..................                    9.0                    -
           Separate Accounts' assets...................                    -                      -
                                                                  ----------------     ---------------
               Total...................................           $        9.0         $        (24.4)
                                                                  ================     ===============

      Fair value measurements are required on a non-recurring basis for certain assets, including goodwill, mortgage loans on real estate, equity real estate held for production of income, and equity real estate held for sale, only when an other-than-temporary impairment or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy. At December 31, 2008, there were no assets measured at fair value on a non-recurring basis.

      The carrying values and fair values for financial instruments not otherwise disclosed in Notes 3 and 8 of Notes to Financial Statements are presented below:

                                                                                    DECEMBER 31,
                                                         -----------------------------------------------------------
                                                                      2008                          2007
                                                         ----------------------------   ----------------------------
                                                            CARRYING                     Carrying
                                                             VALUE        FAIR VALUE       Value        Fair Value
                                                         -------------  -------------   ------------  --------------
                                                                                (IN MILLIONS)
        Mortgage loans on real estate...................  $      176.2   $     176.9    $     203.8   $       205.2
        Policyholders liabilities: investment contracts.         326.2         334.5          344.2           362.5
        Note payable to affiliate.......................          23.6          23.6           27.3            27.3


6)    GMDB, GMIB AND NO LAPSE GUARANTEE FEATURES

      A) Variable Annuity Contracts - GMDB and GMIB

      MLOA has certain variable annuity contracts with GMDB and GMIB features in force that guarantee one of the following:

         o Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

         o Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

         o Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages; or

         o Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit.

      The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders' liabilities:

                                                                         GMDB            GMIB          TOTAL
                                                                    --------------   -------------  -------------
                                                                                     (IN MILLIONS)

      Balance at January 1, 2006...................................  $         .7     $       .2     $        .9
         Paid guarantee benefits ..................................          (2.2)           -              (2.2)
         Other changes in reserve..................................           2.2             .2             2.4
                                                                    --------------   -------------  -------------
      Balance at December 31, 2006.................................            .7             .4             1.1
         Paid guarantee benefits...................................          (1.3)           -              (1.3)
         Other changes in reserve..................................           1.8             .1             1.9
                                                                    --------------   -------------  -------------
      Balance at December 31, 2007.................................           1.2             .5             1.7
         Paid guarantee benefits...................................          (2.3)           -              (2.3)
         Other changes in reserve..................................           6.7            2.5             9.2
                                                                    --------------   -------------  -------------
      Balance at December 31, 2008.................................  $        5.6     $      3.0     $       8.6
                                                                    ==============   =============  =============

      Related GMDB reinsurance ceded amounts were:

                                                                GMDB
                                                           --------------
                                                            (IN MILLIONS)
      Balance at January 1, 2006..........................  $         .2
        Paid guarantee benefits ceded.....................           (.1)
        Other changes in reserve..........................            .5
                                                           --------------
      Balance at December 31, 2006........................            .6
        Paid guarantee benefits...........................           (.3)
        Other changes in reserve..........................            .9
                                                           --------------
      Balance at December 31, 2007........................           1.2
         Paid guarantee benefits..........................           (.6)
         Other changes in reserve.........................           2.2
                                                           --------------
      Balance at December 31, 2008........................  $        2.8
                                                           ==============

      The December 31, 2008 values for those variable annuity contracts in-force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                               RETURN
                                                 OF
                                               PREMIUM      RATCHET      ROLL-UP         COMBO          TOTAL
                                             ----------   ----------   -----------     ----------   ------------
                                                                   (IN MILLIONS)
      GMDB:
      -----
       Account values invested in:
           General Account..............     $   135      $   209             N/A      $    28      $      372
           Separate Accounts............     $   412      $   623             N/A      $    94      $    1,129
       Net amount at risk, gross........     $    24      $   283             N/A      $    53      $      360
       Net amount at risk, net of
          amounts reinsured.............     $    24      $   221             N/A      $     9      $      254
       Average attained age of
         contractholders................          63.5         63.6           N/A           63.0            63.5
       Percentage of contractholders
         over age 70....................          20.3%        19.9%          N/A           15.5%
       Range of contractually specified
         interest rates.................         N/A          N/A             N/A            5.0%

      GMIB:
      -----
       Account values invested in:
           General Account..............         N/A          N/A      $       28          N/A      $       28
           Separate Accounts............         N/A          N/A      $       93          N/A      $       93
       Net amount at risk, gross........         N/A          N/A      $       13          N/A      $       13
       Net amount at risk, net of
          amounts reinsured.............         N/A          N/A      $        -          N/A      $        -
       Weighted average years
          remaining until
          annuitization.................         N/A          N/A               3.6        N/A               3.6
       Range of contractually specified
          interest rates................         N/A          N/A               5.0%       N/A

      B) Separate Account Investments by Investment Category Underlying GMDB and GMIB Features
         -----------------------------------------------------------------------

      The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option which is part of the General Account and variable investment options which invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

               INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                                   DECEMBER 31,
                                                        ------------------------------
                                                             2008             2007
                                                        --------------  --------------
                                                                (IN MILLIONS)
      GMDB:
      -----
         Equity......................................    $      843      $     1,708
         Fixed income................................           187              258
         Balanced....................................            23               39
         Other.......................................            76               79
                                                        --------------  --------------
         Total.......................................    $    1,129      $     2,084
                                                        ==============  ==============

      GMIB:
      -----
         Equity......................................    $       68      $       133
         Fixed income................................            19               24
         Balanced....................................             -                -
         Other.......................................             6                7
                                                        --------------  --------------
         Total.......................................    $       93      $       164
                                                        ==============  ==============

      C) Variable and Interest-Sensitive Life Insurance Policies - No Lapse Guarantee
          ------------------------------------------------------------------

      The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements. At both December 31, 2008 and 2007, MLOA had liabilities of $0.5 million for no lapse guarantees reflected in the General Account in future policy benefits and other policyholders liabilities.

7)    REINSURANCE

      MLOA uses a variety of indemnity reinsurance agreements with reinsurers to control its loss exposure. Under the terms of these reinsurance agreements, the reinsurer is obligated to reimburse MLOA for the portion of paid claims ceded to it in accordance with the applicable reinsurance agreement. However, MLOA remains contingently liable for all benefits payable should the reinsurers fail to meet their obligations to MLOA. Life insurance business written by MLOA was ceded under various reinsurance contracts. MLOA's general practice was to retain no more than $4.0 million of risk on any one person for individual products and $6.0 million for second-to-die products. For its variable annuity products, MLOA retained 100% of the risk in connection with the return of premium death benefit. The benefits in connection with guaranteed minimum death benefits in excess of the return of premium benefit, which are offered under certain of MLOA's annuity contracts, were 100% reinsured up to specified limits. Benefits in connection with the earnings increase benefit rider under the new MLOA variable annuity are similarly reinsured. The guaranteed minimum income benefit in the new variable annuity product was 100% reinsured up to individual and aggregate limits as well as limits that are based on benefit utilization.

      MLOA reinsures most of its new variable life policies on an excess of retention basis. MLOA maintains a maximum of $4.0 million on single-life policies and $6.0 million on second-to-die policies. For amounts applied for in excess of those limits, reinsurance is ceded to AXA Equitable Life Insurance Company ("AXA Equitable"), an affiliate and wholly-owned subsidiary of AXA Financial, up to a combined maximum of $20.0 million on single-life policies and $25.0 million on second-to-die policies. For amounts applied in excess of those limits, reinsurance from unaffiliated third parties is now sought. A contingent liability exists with respect to reinsurance ceded should the reinsurers be unable to meet their obligations.

      Since September 2006, the no lapse guarantee riders on the new variable life product have been reinsured on a 90% first dollar quota share basis through AXA Financial (Bermuda), LTD ("AXA Bermuda"), an affiliate.

      At December 31, 2008 and 2007, respectively, reinsurance recoverables related to insurance contracts amounted to $174.8 million and $136.4 million, of which $57.9 million and $58.5 million relates to one specific reinsurer.

      The following table summarizes the effect of reinsurance:

                                                            2008          2007          2006
                                                        ------------  ------------  ------------
                                                                      (IN MILLIONS)
            Direct premiums............................ $    75.2     $     82.3    $    88.9
            Assumed....................................       3.5            -            -
            Reinsurance ceded..........................     (34.1)         (36.5)       (39.0)
                                                        ------------  ------------  ------------
            Premiums................................... $    44.6     $     45.8    $    49.9
                                                        ============  ============  ============

            Variable Life and Investment-type
               Product Policy Fee Income Ceded......... $    32.4     $     32.9    $    32.4
                                                        ============  ============  ============
            Policyholders' Benefits Ceded.............. $    86.0     $     47.6    $    64.9
                                                        ============  ============  ============


8)    RELATED PARTY TRANSACTIONS

      Under its respective service agreements with affiliates, AXA Equitable and MONY Life, personnel services, employee benefits, facilities, supplies and equipment are provided to MLOA to conduct its business. The associated costs related to the service agreements are allocated to MLOA based on methods that management believes are reasonable, including a review of the nature of such costs and activities performed to support MLOA. As a result of such allocations, MLOA incurred expenses of $57.1 million, $45.9 million and $49.6 million for 2008, 2007 and 2006, respectively. At December 31, 2008 and 2007, respectively, MLOA reported an $8.2 million and $2.8 million payable to AXA Equitable in connection with its service agreement.

      Various AXA affiliates cede a portion of their life, health and catastrophe insurance business through reinsurance agreements to AXA Cessions, an AXA affiliated reinsurer. AXA Cessions, in turn, retrocedes a quota share portion of these risks to AXA Equitable and, beginning in 2008, MLOA on a one-year term basis. Premiums earned in 2008 under this arrangement totaled approximately $2.5 million. Claims and expenses paid in 2008 totaled approximately $2.2 million.

      As more fully described in Note 7 in Notes to Financial Statements, MLOA ceded new variable life policies on an excess of retention basis with AXA Equitable and reinsured the no lapse guarantee riders through AXA Bermuda. MLOA reported $0.4 million and $0.4 million of ceded premiums for 2008 and 2007, respectively.

      In addition to the agreements discussed above, MLOA has various other service and investment advisory agreements with affiliates. The amount of expenses incurred by MLOA related to these agreements was $2.2 million, $2.2 million, and $2.3 million for 2008, 2007 and 2006, respectively, related to these agreements.

      On March 5, 1999, MLOA borrowed $50.5 million from MONY Benefit Management Corp. ("MBMC"), an affiliate, in exchange for a note payable in the same amount. The note bears interest at 6.8% per annum and matures on March 5, 2014. Principal and interest are payable quarterly to MBMC. The carrying value of the note is $23.6 million and $27.3 million at December 31, 2008 and 2007, respectively.

9)    SHARE-BASED COMPENSATION

      For 2008, 2007 and 2006, respectively, MLOA recognized compensation costs of $1.3 million, $3.9 million and $3.0 million, for share-based payment arrangements. Effective January 1, 2006, MLOA adopted SFAS No. 123(R), "Share-Based Payment," that required compensation costs for these programs to be recognized in the financial statements on a fair value basis.

      MLOA recognized compensation costs of $0.7 million, $1.1 million and $1.3 million related to employee stock options for 2008, 2007 and 2006, respectively.

      As of December 31, 2008, approximately $0.6 million of unrecognized compensation cost related to unvested employee stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by MLOA over a weighted average period of 5.57 years.

      On July 1, 2007, under the terms of the AXA Miles Program 2007, the AXA Management Board granted 50 AXA Miles to every employee of AXA for purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents the right to receive one unrestricted AXA ordinary share on July 1, 2011, conditional only upon continued employment with AXA at the close of the four-year cliff vesting period with exceptions for retirement, death, and disability. The grant date fair value of approximately 449,400 AXA Miles awarded to employees of AXA Financial's subsidiaries was approximately $0.7 million, measured as the market equivalent of a vested AXA ordinary share. Beginning on July 1, 2007, the total fair value of this award, net of expected forfeitures, is expensed over the shorter of the vesting term or to the date at which the participant becomes retirement eligible. For 2008, MLOA recognized compensation expense of approximately $0.2 million in respect of this grant of AXA Miles. Provided certain performance targets are achieved, an additional allocation of 50 AXA Miles per employee will be considered for award in 2010 or 2011 under terms then-to-be-determined and approved by the AXA Management Board.

10)   NET INVESTMENT INCOME AND INVESTMENT LOSSES, NET

      The sources of net investment income follow:

                                                2008           2007          2006
                                            ------------   -----------   ----------
                                                          (IN MILLIONS)
 Fixed maturities........................   $     111.1    $    116.3    $   113.3
 Mortgage loans on real estate...........          13.1          17.1         23.7
 Policy loans............................           7.5           7.1          6.3
 Derivative instruments..................          (1.0)           .5           .3
 Other equity investments................           (.7)          (.6)         (.5)
 Other investment income.................           2.2           4.1          4.2
                                            ------------   -----------   ----------

 Gross investment income.................         132.2         144.5        147.3
 Investment expenses.....................          (5.9)         (7.2)        (5.9)
                                            ------------   -----------   ----------

 Net Investment Income...................   $     126.3    $    137.3    $   141.4
                                            ============   ===========   ==========

      Investment losses, net including changes in the valuation allowances follow:

                                                2008           2007         2006
                                            ------------   -----------   ----------
                                                          (IN MILLIONS)
    Fixed maturities.....................   $     (38.7)   $    (22.0)   $    (2.3)
    Mortgage loans on real estate........           (.1)          -             1.1
                                            ------------   -----------   ----------
    Investment Losses, Net...............   $     (38.8)   $    (22.0)   $    (1.2)
                                            ============   ===========   ==========

      Writedowns of fixed maturities amounted to $38.4 million, $19.8 million and $3.7 million for 2008, 2007 and 2006, respectively. There were no writedowns of mortgage loans on real estate and equity real estate for 2008, 2007 and 2006.

      For 2008, 2007 and 2006, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $35.3 million, $70.4 million and $55.9 million. Gross gains of $0.4 million, zero and $2.8 million and gross losses of $0.6 million, $3.8 million and $1.2 million, respectively, were realized on these sales in 2008, 2007 and 2006, respectively. The change in unrealized investment losses related to fixed maturities classified as available for sale for 2008, 2007 and 2006 amounted to $189.0 million, $28.7 million and $12.4 million, respectively.

      The net unrealized investment losses included in the balance sheets as a component of accumulated other comprehensive loss and the changes for the corresponding years, on a line-by-line basis, follow:

                                                           2008           2007            2006
                                                      ------------    ------------    ------------
                                                                     (IN MILLIONS)
Balance, beginning of year.........................   $     (26.5)    $     (11.1)    $      (5.6)
Changes in unrealized investment losses............        (189.0)          (28.7)          (12.3)
Changes in unrealized investment losses
  attributable to:
     DAC and VOBA.................................           47.6             5.0             3.9
     Deferred income taxes........................           49.5             8.3             2.9
                                                      ------------    ------------    ------------
Balance, End of Year..............................    $    (118.4)    $     (26.5)    $     (11.1)
                                                      ============    ============    ============


Balance, end of period comprises:
   Unrealized investment losses on
      fixed maturities.............................   $    (244.4)    $     (55.4)    $     (26.7)
   Amounts of unrealized investment gains (losses)
      attributable to:
        DAC and VOBA...............................          62.2            14.6             9.6
        Deferred income taxes......................          63.8            14.3             6.0
                                                      ------------    ------------    ------------
Total.............................................    $    (118.4)    $     (26.5)    $     (11.1)
                                                      ============    ============    ============

      Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

11)   INCOME TAXES

      A summary of the income tax expense in the statements of earnings follows:

                                                          2008            2007            2006
                                                      ------------    ------------    ------------
                                                                     (IN MILLIONS)
   Income tax expense:
     Current (benefit) expense..............          $     (18.2)    $       2.0     $      10.7
     Deferred expense (benefit).............                 24.0             (.9)            6.6
                                                      ------------    ------------    ------------
   Total....................................          $       5.8     $       1.1     $      17.3
                                                      ============    ============    ============

      The Federal income taxes attributable to operations are different from the amounts determined by multiplying the earnings before income taxes by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                          2008            2007            2006
                                                      ------------    ------------    ------------
                                                                     (IN MILLIONS)
   Tax at statutory rate......................        $     (21.1)    $       5.2     $      19.8
   Dividends received deduction...............               (1.2)           (1.2)           (2.7)
   Low income housing credit..................                (.5)           (3.1)            -
   Intercompany and IRS tax settlements.......               29.3               -             -
   Other......................................                (.7)             .2             0.2
                                                      ------------    ------------    ------------
   Income Tax Expense.........................        $       5.8     $       1.1     $      17.3
                                                      ============    ============    ============

      The components of the net deferred income taxes are as follows:

                                                     DECEMBER 31, 2008                  December 31, 2007
                                              ---------------------------------  ---------------------------------
                                                  ASSETS         LIABILITIES         Assets         Liabilities
                                              ---------------   ---------------  ---------------   ---------------
                                                                         (IN MILLIONS)
      Reserves and reinsurance...............  $      208.7      $       -        $      205.2      $       -
      DAC....................................          67.6              -                 -                8.4
      VOBA...................................           -               64.8               -               81.5
      Investments............................           -              223.6               -              163.5
      Goodwill and other intangible assets...           -               10.1               -               10.2
      Other..................................           -                3.5               6.8              -
                                              ---------------   ---------------  ---------------   ---------------
      Total..................................  $      276.3      $     302.0      $      212.0      $     263.6
                                              ===============   ===============  ===============   ===============

      At December 31, 2008, MLOA had no Federal tax loss carryforwards.

      The IRS completed its examination of tax years 2002 through July 8, 2004, the date of MLOA's acquisition by AXA Financial, and issued a Revenue Agent's Report during third quarter 2008 that covered tax years 2002 through July 8, 2004 as well as amended returns for tax years 1998 through 2001. MLOA agreed to all of the proposed adjustments.

      As a result of the implementation of FIN 48 as of January 1, 2007, the amount of unrecognized tax benefits was $17.0 million. At January 1, 2007 all of the unrecognized tax benefits affected the effective tax rate. At December 31, 2008 and 2007, respectively, the total amount of unrecognized tax benefits was $15.1 million and $17.8 million, all of which would affect the effective tax rate.

      MLOA recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2008 and 2007 were $0.8 million and $7.0 million, respectively. Tax expense for 2008 reflected a benefit of $6.2 million in interest expense related to unrecognized tax benefits.

      A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                                                                      2008                2007
                                                                             ------------------   -----------------
                                                                                        (IN MILLIONS)
      Balance, beginning of year.....................................        $        10.8        $        10.8
      Additions for tax positions of prior years.....................                  9.7                  1.8
      Reductions for tax positions of prior years....................                 (4.0)                (1.8)
      Additions for tax positions of current years...................                  2.0                   .9
      Reductions for tax positions of current years..................                  -                    (.9)
      Settlements with tax authorities...............................                 (4.1)                 -
      Reductions as a result of a lapse of the applicable
         statute of limitations......................................                  -                    -
                                                                             ------------------   -----------------
      Balance, End of Year...........................................        $        14.4        $        10.8
                                                                             ==================   =================


      IRS examinations for years subsequent to 2003 are expected to commence in 2009. It is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within the next twelve months. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

12)   DISCONTINUED OPERATIONS

      In 2006, one real estate property with a book value of $1.6 million that had been previously reported in equity real estate was reclassified as real estate held-for-sale. In third quarter 2006, this property was sold resulting in a gain of $1.1 million pre-tax ($0.7 million post-tax). At December 31, 2008 and 2007, no equity real estate was classified as held-for-sale.

13)   ACCUMULATED OTHER COMPREHENSIVE LOSS

      Accumulated other comprehensive loss represents cumulative gains and losses on items that are reflected in earnings. The balances for the past three years follow:

                                                                       DECEMBER 31,
                                                    --------------------------------------------------
                                                         2008              2007              2006
                                                    --------------    --------------    --------------
                                                                      (IN MILLIONS)
Net unrealized losses on investments:
   Net unrealized losses arising
      during the period..........................   $      (189.3)    $       (30.9)    $       (12.3)
   Losses  reclassified into net earnings
      during the period..........................              .3               2.2               -
                                                    --------------    --------------    --------------
Net unrealized losses on investments.............          (189.0)            (28.7)            (12.3)
Adjustments for DAC and VOBA and
    deferred income taxes........................            97.1              13.3               6.8
                                                    --------------    --------------    --------------
 Total Accumulated Other Comprehensive Loss......   $       (91.9)    $       (15.4)    $        (5.5)
                                                    ==============    ==============    ==============


14)   COMMITMENTS AND CONTINGENT LIABILITIES

      MLOA had no commitments under existing mortgage loan agreements at December 31, 2008.

15)   LITIGATION

      MLOA is involved in various legal actions and proceedings in connection with its business. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on MLOA's financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

16)   STATUTORY FINANCIAL INFORMATION

      MLOA is restricted as to the amounts it may pay as dividends to MONY Life. Under Arizona Insurance Law, a domestic life insurer may, without prior approval of the Superintendent, pay a dividend to its shareholder not exceeding an amount calculated based on a statutory formula. For 2008, 2007 and 2006, MLOA's statutory net (loss) gain was $(68.2) million, $7.3 million and $27.7 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $196.7 million and $321.0 million at December 31, 2008 and 2007, respectively. There were no shareholder dividends paid to MONY Life by MLOA in 2008, 2007 and 2006.

      At December 31, 2008, MLOA, in accordance with various government and state regulations, had $5.1 million of securities deposited with such government or state agencies.

      At December 31, 2008 and for the year then ended, there were no differences in net income and capital and surplus resulting from practices prescribed and permitted by the State of Arizona Insurance Department (the "AID") and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2008.

      Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholder's equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with provisions made for deferred amounts that reverse within one year while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in Alliance Units under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP; (g) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (h) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under U.S. GAAP and (i) the fair valuing of all acquired assets and liabilities including VOBA assets required for U.S. GAAP purchase accounting.

17)   QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

      The quarterly results of operations for 2008 and 2007 are summarized below:

                                                                                THREE MONTHS ENDED
                                                     -------------------------------------------------------------------------
                                                        MARCH 31,          JUNE 30,       SEPTEMBER 30,        DECEMBER 31,
                                                     ----------------   ---------------  -----------------   -----------------
                                                                                  (IN MILLIONS)
      2008
      ----
      Total Revenues...............................   $      82.8        $      76.7      $        48.6       $        89.9
                                                     ================   ===============  =================   =================

      Earnings (Loss) from Continuing Operations...   $       1.2        $       4.2      $       (23.2)      $       (48.3)
                                                     ================   ===============  =================   =================

      Net Earnings (Loss)..........................   $       1.2        $       4.2      $       (23.2)      $       (48.3)
                                                     ================   ===============  =================   =================

      2007
      ----
      Total Revenues...............................   $       91.4       $      79.9      $        82.2       $        84.4
                                                     ================   ===============  =================   =================

      Earnings (Loss) from Continuing Operations...   $       12.2       $       5.8      $          .3       $        (4.6)
                                                     ================   ===============  =================   =================

      Net Earnings (Loss)..........................   $       12.2       $       5.8      $          .3       $        (4.6)
                                                     ================   ===============  =================   =================

SUPPLEMENT DATED MAY 1, 2009 TO
PROSPECTUSES DATED MAY 1, 2009 FOR

MONY VARIABLE UNIVERSAL LIFE
MONY VARIABLE ANNUITY

ISSUED BY:


MONY LIFE INSURANCE COMPANY OF AMERICA



--------------------------------------------------------------------------------


This Supplement modifies certain information in the above-referenced Prospectuses and Supplements to Prospectus and Statements of Additional Information, dated May 1, 2009 (the "Prospectuses"). You should read this Supplement in conjunction with the Prospectuses and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your prospectus.


NOTICE OF LIQUIDATION OF PIMCO STOCKSPLUS GROWTH AND INCOME PORTFOLIO

The Board of Trustees ("Board") of PIMCO Variable Insurance Trust has approved a Plan of Liquidation for the StocksPLUS Growth and Income Portfolio ("Portfolio") pursuant to which the Portfolio will be liquidated on or about July 17, 2009. The Portfolio is currently offered as an investment option under your contract. The Board has determined that the Portfolio has failed to attract sufficient assets that would enable it to utilize economies of scale in its operation.

In connection with the liquidation, effective June 19, 2009, allocations and transfers of account value into the StocksPLUS Growth and Income investment option will no longer be allowed. If you currently have account value in this investment option, you should transfer that account value to one or more of the other investment options available under your contract. If you have existing instructions to allocate account value to this investment option, including any rebalancing program, you must select an alternate investment option for such allocation. You may process a transfer and/or change allocation instructions by requesting the necessary form from our Operations Center (at the mailing address listed below) or by logging on to www.axaonline.com. Please note that any account value remaining in the StocksPLUS Growth and Income investment option after 4:00 PM (EST) on July 17, 2009 will automatically be transferred to the EQ/Money Market investment option. Information regarding the EQ/Money Market Portfolio can be found in the attached EQ Advisors Trust Prospectus.

If you have any questions about the changes, please contact one of our customer service representatives from 9:00 AM to 5:00 PM (EST), at 1-800-487-6669.

                      Operations Center mailing address:
                    MONY Life Insurance Company of America
                             Policyholder Services
                              100 Madison Street
                           Syracuse, New York 13202















                                Copyright 2009.
                     MONY Life Insurance Company of America

                              All rights reserved.

                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234


MLOA1                                                                    x02653

                                     PART C

                                OTHER INFORMATION

ITEM 24.    FINANCIAL STATEMENTS AND EXHIBITS

      (a) The following Financial Statements are included in Part B of the Registration Statement:

            The financial statements of MONY Life Insurance Company of America and MONY America Variable Account A are included in the Statement of Additional Information.

      (b) The following exhibits correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

            (1) Resolutions of Board of Directors of MONY Life Insurance Company of America authorizing the establishment of MONY America Variable Account A, adopted March 27, 1987, incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

            (2) Not applicable.

            (3) (a) Underwriting Agreement among MONY Life Insurance Company of America, MONY Securities Corporation, and MONY Series Fund, Inc. dated November 1, 1990, incorporated herein by reference to post-effective amendment no. 6 to the registration statement on Form N-4 (File No. 333-72632) filed on May 3, 2004.

            (b) Form of MONY Securities Corporation Broker-Dealer Supervisory and Sales Agreement, incorporated herein by reference to post-effective amendment no. 6 to the registration statement on Form N-4 (File No. 333-72632) filed on May 3, 2004.

            (c) Form of MONY Partners Broker-Dealer (Commission) Schedule, incorporated herein by reference to post-effective amendment no. 6 to the registration statement on Form N-4 (File No. 333-72632) filed on May 3, 2004.

            (d) Wholesale Distribution Agreement Between MONY Life Insurance Company of America and MONY Securities Corporation and AXA Distributors, LLC, et al, incorporated herein by reference to post-effective amendment no. 8 to the registration statement on Form N-4 (File No. 333-72632) filed on May 4, 2005.

            (e) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC and AXA Distributors Insurance Agency of Massachusetts, LLC, incorporated herein by reference to Exhibit No. 3.(i) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

            (f) Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC, incorporated herein by reference to Exhibit No. 3.(j) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.


            (g) (i) General Agent Sales Agreement, dated June 6, 2005, by and between MONY Life Insurance Company of America and AXA Network, LLC, incorporated herein by reference to post-effective amendment no. 3 to the registration statement on Form N-6 (File No. 333-104162) filed on April 25, 2006.

            (g) (ii) Form of First Amendment to General Agent Sales Agreement by and between MONY Life Insurance Company of America and AXA Network, incorporated herein by reference to Exhibit (c)(9) to the Registration Statement on Form N-6 (File No. 333-104162) filed on April 25, 2007.

            (h) Broker-Dealer Distribution and Servicing Agreement, dated June 6, 2005, MONY Life Insurance Company of America and AXA Advisors, LLC, incorporated herein by reference to post-effective amendment no. 3 to the registration statement on Form N-6 (File No. 333-104162) filed on April 25, 2006.

            (4) (a) Form of flexible payment variable annuity contract, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-4 (File No. 333-72632) filed on January 9, 2002.

            (5) Form of application for flexible payment variable annuity contract, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-4 (File No. 333-72632) filed on January 9, 2002.

            (6) (a) Articles of Restatement of the Articles of Incorporation of MONY Life Insurance Company of America (as Amended July 22, 2004), incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

            (b) By-Laws of MONY Life Insurance Company of America (as Amended July 22, 2004), incorporated herein by reference to post-effective amendment no. 8 to the registration statement on Form N-4 (File No. 333-72632) filed on May 4, 2005.

            (c) Action by Written Consent amending By-Laws of MONY Life Insurance Company of America, incorporated herein by reference to post-effective amendment no. 6 to the registration statement on Form N-4 (File No. 333-72632) filed on May 3, 2004.

            (7) Form of Variable Annuity Reinsurance Agreement between MONY Life Insurance Company of America and ACE Tempest Life Insurance Ltd., incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

            (8) (a) Participation Agreement among The Alger American Fund, MONY Life Insurance Company of America and Fred Alger & Company, Incorporated, incorporated herein by reference to Post-Effective Amendment No. 21 to the registration statement on Form S-6 (File No. 333-06071) filed on May 31, 2002.

                  (i) Form of Amendment dated May 1, 2003, incorporated herein by reference to post-effective amendment no. 6 to the registration statement on Form N-4 (File No. 333-72632) filed on May 3, 2004.

            (b) Participation Agreement among EQ Advisors Trust, MONY Life Insurance Company of America, AXA Distributors, LLC and AXA Advisors, LLC, incorporated herein by reference to post-effective amendment no. 8 to the registration statement on Form N-4 (File No. 333-72632) filed on May 4, 2005.

            (c) Participation Agreement among INVESCO Variable Investment Funds, Inc., MONY Life Insurance Company of America, INVESCO Funds Group, Inc. and INVESCO Distributors, Inc., incorporated herein by reference to Post-Effective Amendment No. 21 to the registration statement on Form S-6 (File No. 333-06071) filed on May 31, 2002.

                  (i) Form of Amendment dated September 1, 2003, incorporated herein by reference to post-effective amendment no. 6 to the registration statement on Form N-4 (File No. 333-72632) filed on May 3, 2004.

            (d) Participation Agreement between Janus Aspen Series Fund, Inc. and MONY Life Insurance Company of America, incorporated herein by reference to Post-Effective Amendment No. 21 to the registration statement on Form S-6 (File No. 333-06071) filed on May 31, 2002.

                  (i) Form of Amendment dated September 1, 2003, incorporated herein by reference to post-effective amendment no. 6 to the registration statement on Form N-4 (File No. 333-72632) filed on May 3, 2004.

            (e) Participation Agreement among Lord Abbett Series Fund, Inc., Lord Abbett Distributor LLC and MONY Life Insurance Company of America, incorporated herein by reference to Post-Effective Amendment No. 21 to the registration statement on Form S-6 (File No. 333-06071) filed on May 31, 2002.

            (f) Participation Agreement among MFS Variable Insurance Trust,
      MONY Life Insurance Company of America and Massachusetts Financial Services Co., incorporated herein by reference to Post-Effective Amendment No. 21 to the registration statement on Form S-6 (File No. 333-06071) filed on May 31, 2002.

                  (i) Form of Amendment dated September 1, 2003, incorporated herein by reference to post-effective amendment no. 6 to the registration statement on Form N-4 (File No. 333-72632) filed on May 3, 2004.

            (g) Participation Agreement between PBHG Insurance Series Fund and MONY Life Insurance Company of America, incorporated herein by reference to Post-Effective Amendment No. 3 to the registration statement on Form N-6 (File No. 333-72596) filed on February 28, 2003.

                  (i) Form of Amendment dated November 1, 2003, incorporated herein by reference to post-effective amendment no. 6 to the registration statement on Form N-4 (File No. 333-72632) filed on May 3, 2004.

            (h) Participation Agreement among PIMCO Variable Insurance Trust, MONY Life Insurance Company of America and PIMCO Funds Distributors LLC, incorporated herein by reference to Post-Effective Amendment No. 21 to the registration statement on Form S-6 (File No. 333-06071) filed on May 31, 2002.

            (i) Participation Agreement among Morgan Stanley Dean Witter Universal Funds, Inc., Morgan Stanley Dean Witter Investment Management, Inc., Miller Anderson & Sherrerd LLP and MONY Life Insurance Company of America, incorporated herein by reference to Post-Effective Amendment No. 21 to the registration statement on Form S-6 (File No. 333-06071) filed on May 31, 2002.

                  (i) Form of Amendment dated September 1, 2003, incorporated herein by reference to post-effective amendment no. 6 to the registration statement on Form N-4 (File No. 333-72632) filed on May 3, 2004.

            (j) Participation Agreement among AIM Variable Insurance Funds, AIM Distributors, Inc., MONY Life Insurance Company of America and MONY Securities Corporation, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-6 (File No. 333-104162) filed on May 28, 2003.

                  (i) Form of Amendment dated April 30, 2003, incorporated
            herein by reference to post-effective amendment no. 6 to the registration statement on Form N-4 (File No. 333-72632) filed on May 3, 2004.

            (k) Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., MONY Life Insurance Company, MONY Life Insurance Company of America and MONY Securities Corporation, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-6 (File No. 333-104162) filed on May 28, 2003.

                  (i) Form of Amendment dated May 1, 2003, incorporated herein by reference to post-effective amendment no. 6 to the registration statement on Form N-4 (File No. 333-72632) filed on May 3, 2004.

            (l) Participation Agreement among Oppenheimer Variable Account Funds, Oppenheimer, Inc., MONY Life Insurance Company of America, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-6 (File No. 333-104162) filed on May 28, 2003.

                  (i) Form of Amendment dated May 1, 2003, incorporated herein by reference to post-effective amendment no. 6 to the registration statement on Form N-4 (File No. 333-72632) filed on May 3, 2004.

            (m) Form of participation agreement for MONY Life Insurance Company and MONY Life Insurance Company of America with Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index
      Fund), and Dreyfus Investment Portfolios, incorporated herein by reference to Post-Effective Amendment No. 21 to the registration statement on Form S-6 (File No. 333-06071) filed on May 31, 2002.

                  (i) Form of Amendment dated May 15, 2002, incorporated herein by reference to post-effective amendment no. 22 to the registration statement on Form N-6 (File No. 333-06071) filed on April 30, 2003.

            (n) Form of participation agreement for MONY Life Insurance Company of America with ProFunds and ProFund Advisors LLC, incorporated herein by reference to post-effective amendment no. 6 to the registration statement on Form N-4 (File No. 333-72632) filed on May 3, 2004.

                  (i) Form of Amendment dated September 1, 2003, incorporated herein by reference to post-effective amendment no. 6 to the registration statement on Form N-4 (File No. 333-72632) filed on May 3, 2004.

            (o) Amended and Restated Services Agreement between MONY Life Insurance Company of America and AXA Equitable Life Insurance Company dated as of February 1, 2005, incorporated herein by reference to Exhibit
      10.2 to Registration Statement (File No. 333-65423) on Form 10-K, filed on March 31, 2005.

            (9) (a) Opinion and Consent of Dodie Kent, MONY Life Insurance Company of America, as to the legality of the securities being registered, incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

            (9) (b) Opinion and Consent of Dodie Kent, MONY Life Insurance Company of America, as to the legality of the securities being registered, incorporated herein by reference to post-effective no. 11 to the registration statement on Form N-4 (File no. 333-72632) filed on April
      27, 2007.

            (9) (c) Opinion and Consent of Dodie Kent, MONY Life Insurance Company of America, as to the legality of the securities being registered, incorporated herein by reference to post-effective No. 12 to the registration statement on Form N-4 (File No. 333-72632) filed on April 24, 2008.

            (9) (d) Opinion and Consent of Dodie Kent, MONY Life Insurance Company of America as to the legality of the securities being registered, is filed herewith.

            (10) (a) Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm for MONY Life Insurance Company of America, is filed herewith.

            (b) Powers of Attorney, filed herewith.

            (11)  Not applicable.

            (12)  Not applicable.

ITEM 25.    DIRECTORS AND OFFICERS OF THE DEPOSITOR

      * The business address for all officers and directors of MONY America is 1290 Avenue of the Americas, New York, New York 10104.

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            MONY AMERICA
----------------                            -------------

DIRECTORS

Henri de Castries                           Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                               Director
AXA
25, Avenue Matignon
75008 Paris, France

Charlynn Goins                              Director
30 Beekman Place, Apt. 8A
New York, NY 10022

Anthony J. Hamilton                         Director
AXA UK plc
5 Old Broad Street
London, England EC2N 1AD

Mary R. (Nina) Henderson                    Director
Henderson Advisory Consulting
425 East 86th Street
Apt 12-C
New York, NY 10028

James F. Higgins                            Director
Morgan Stanley
Harborside Financial Center
Plaza Two, Second Floor
Jersey City, NJ  07311

Peter S. Kraus                              Director
Alliance Bernstein Corporation
1345 Avenue of the Americas
New York, NY 10105

Scott D. Miller                             Director
SSA & Company
315 East Hopkins Avenue
Suite 401
Aspen, CO 81611

Joseph H. Moglia                            Director
TD Ameritrade Holding Corporation
4211 South 102nd Street
Omaha, NE 68127

Lorie A. Slutsky                            Director
The New York Community Trust
909 Third Avenue
New York, NY 10022

Ezra Suleiman                               Director
Princeton University
Corwin Hall
Princeton, NJ 08544

Peter J. Tobin                              Director
1 Briarwood Lane
Denville, NJ 07834

OFFICER-DIRECTORS
-----------------

*Christopher M. Condron                     Chairman of the Board, President,
                                            Chief Executive Officer
                                            and Director

OTHER OFFICERS
--------------

*Harvey Blitz                               Senior Vice President

*Kevin R. Byrne                             Executive Vice President,
                                            Chief Investment Officer
                                            and Treasurer

*Alvin H. Fenichel                          Senior Vice President and
                                            Chief Accounting Officer

*Jennifer Blevins                           Executive Vice President

*Mary Beth Farrell                          Executive Vice President

*Mary Fernald                               Senior Vice President and
                                            Chief Underwriting Officer

*David Kam                                  Senior Vice President and Actuary

*William J. McDermott                       Executive Vice President

*Richard S. Dziadzio                        Executive Vice President and
                                            Chief Financial Officer

*Barbara Goodstein                          Executive Vice President

*Andrew J. McMahon                          Executive Vice President

*Claude Methot                              Executive Vice President

*Andrew Raftis                              Senior Vice President and Auditor

*Kevin E. Murray                            Executive Vice President and
                                            Chief Information Officer

*James F. Mullery                           Senior Vice President

*Anne M. Katcher                            Senior Vice President and
                                            Senior Actuary

*Anthony F. Recine                          Senior Vice President,
                                            Chief Compliance Officer and
                                            Associate General Counsel

*Karen Field Hazin                          Vice President, Secretary and
                                            Associate General Counsel

*Dave S. Hattem                             Senior Vice President and
                                            Deputy General Counsel

*Richard V. Silver                          Executive Vice President and
                                            General Counsel

*Michel Perrin                              Senior Vice President and Actuary

*Naomi J. Weinstein                         Vice President

*Charles A. Marino                          Executive Vice President and
                                            Chief Actuary

*James A. Shepherdson                       Executive Vice President

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

      No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of MONY Life Insurance Company of America, a wholly-owned subsidiary of MONY Life Insurance Company ("MONY").

      The AXA Organizational Charts 2008 are incorporated herein by reference to
Exhibit 26 to Registration Statement (File No. 2-30070) on Form N-4, filed
April 20, 2009.

     AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2008
     -------------------------------------------------------------
        AS OF :  DECEMBER 31, 2008


                                                                                             State of       State of
                                                                             Type of        Incorp. or      Principal      Federal
                                                                            Subsidiary       Domicile       Operation      Tax ID #
                                                                            ----------       --------       ---------     ----------
                                                                                          ------------------------------------------
AXA Financial, Inc.  (Notes 1 & 2)   **                                                         DE             NY         13-3623351
------------------------------------------------------------------------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                            Operating           DE             CO         75-2961816
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Capital Management, Inc.                                          Operating           DE             NY         13-4194065
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Asset Management, Inc.                                            Operating           DE             NY         13-4194080
     -------------------------------------------------------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Notes 2 &16)                                      DE             NY         52-2197822
     -------------------------------------------------------------------------------------------------------------------------------
        AXA Financial (Bermuda) Ltd.*                                       Insurance        Bermuda         Bermuda      14-1903564
        ----------------------------------------------------------------------------------------------------------------------------
        AXA Distribution Holding Corporation  (Note 2)                                          DE             NY         13-4078005
        ----------------------------------------------------------------------------------------------------------------------------
           AXA Advisors, LLC     (Note 5)                                                       DE             NY         13-4071393
           -------------------------------------------------------------------------------------------------------------------------
           AXA Network, LLC     (Note 6)                                    Operating           DE             NY         06-1555494
           -------------------------------------------------------------------------------------------------------------------------
              AXA Network of Alabama, LLC                                   Operating           AL             AL         06-1562392
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network of Connecticut, Maine and New York, LLC           Operating           DE             NY         13-4085852
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network Insurance Agency of Massachusetts, LLC            Operating           MA             MA         04-3491734
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network of Nevada, Inc.                                   Operating           NV             NV         13-3389068
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network of Puerto Rico, Inc.                              Operating          P.R.           P.R.        66-0577477
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network Insurance Agency of Texas, Inc.                   Operating           TX             TX         75-2529724
        ----------------------------------------------------------------------------------------------------------------------------
        AXA Equitable Life Insurance Company (Note 2 & 9) *                 Insurance           NY             NY         13-5570651
        ----------------------------------------------------------------------------------------------------------------------------
           Equitable Deal Flow Fund, L.P.                                   Investment          DE             NY         13-3385076
           -------------------------------------------------------------------------------------------------------------------------
               Equitable Managed Assets, L.P.                                Investment         DE             NY         13-3385080
           -------------------------------------------------------------------------------------------------------------------------
           Real Estate Partnership Equities (various)                       Investment          **                             -
           -------------------------------------------------------------------------------------------------------------------------
           Equitable Holdings, LLC  (Notes 3 & 4)                              HCO              NY             NY         22-2766036
           -------------------------------------------------------------------------------------------------------------------------
              See Attached Listing A
           -------------------------------------------------------------------------------------------------------------------------
           ACMC, Inc.     (Note 4)                                             HCO              DE             NY         13-2677213
           -------------------------------------------------------------------------------------------------------------------------
           EVSA, Inc.                                                       Investment          DE             PA         23-2671508
        ----------------------------------------------------------------------------------------------------------------------------
        AXA Equitable Life and Annuity Company * (Note 10,17 & 18)          Insurance           NY             NY         13-3198083
        ----------------------------------------------------------------------------------------------------------------------------
        MONY Life Insurance Company *                                       Insurance           NY             NY         13-1632487
        ----------------------------------------------------------------------------------------------------------------------------
              See Attached Listing C
              ----------------------------------------------------------------------------------------------------------------------

                                                                                        Parent's
                                                                            Number of  Percent of
                                                                              Shares    Ownership             Comments
                                                                              Owned    or Control    (e.g., Basis of Control)
                                                                              -----    ----------    ------------------------
AXA Financial, Inc.  (Notes 1 & 2)   **
-----------------------------------------------------------------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                                          100.00%
     ------------------------------------------------------------------------------------------------------------------------
     MONY Capital Management, Inc.                                                        100.00%
     ------------------------------------------------------------------------------------------------------------------------
     MONY Asset Management, Inc.                                                          100.00%
     ------------------------------------------------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Notes 2 &16)                           -    100.00%
     ------------------------------------------------------------------------------------------------------------------------
        AXA Financial (Bermuda) Ltd.*                                          250,000    100.00%
        ---------------------------------------------------------------------------------------------------------------------
        AXA Distribution Holding Corporation  (Note 2)                           1,000    100.00%
        ---------------------------------------------------------------------------------------------------------------------
           AXA Advisors, LLC     (Note 5)                                            -    100.00%
           ------------------------------------------------------------------------------------------------------------------
           AXA Network, LLC     (Note 6)                                             -    100.00%
           ------------------------------------------------------------------------------------------------------------------
              AXA Network of Alabama, LLC                                            -    100.00%
              ---------------------------------------------------------------------------------------------------------------
              AXA Network of Connecticut, Maine and New York, LLC                    -    100.00%
              ---------------------------------------------------------------------------------------------------------------
              AXA Network Insurance Agency of Massachusetts, LLC                     -    100.00%
              ---------------------------------------------------------------------------------------------------------------
              AXA Network of Nevada, Inc.                                                 100.00%
              ---------------------------------------------------------------------------------------------------------------
              AXA Network of Puerto Rico, Inc.                                            100.00%
              ---------------------------------------------------------------------------------------------------------------
              AXA Network Insurance Agency of Texas, Inc.                        1,050    100.00%
        ---------------------------------------------------------------------------------------------------------------------
        AXA Equitable Life Insurance Company (Note 2 & 9) *                  2,000,000    100.00%    NAIC # 62944
        ---------------------------------------------------------------------------------------------------------------------
           Equitable Deal Flow Fund, L.P.                                            -          -    G.P & L.P.
           ------------------------------------------------------------------------------------------------------------------
               Equitable Managed Assets, L.P.                                        -          -    G.P.
           ------------------------------------------------------------------------------------------------------------------
           Real Estate Partnership Equities (various)                                -          -    **
           ------------------------------------------------------------------------------------------------------------------
           Equitable Holdings, LLC  (Notes 3 & 4)                                    -    100.00%
           ------------------------------------------------------------------------------------------------------------------
              See Attached Listing A
           ------------------------------------------------------------------------------------------------------------------
           ACMC, Inc.     (Note 4)                                           5,000,000    100.00%
           ------------------------------------------------------------------------------------------------------------------
           EVSA, Inc.                                                               50    100.00%
        ---------------------------------------------------------------------------------------------------------------------
        AXA Equitable Life and Annuity Company * (Note 10,17 & 18)                        100.00%
        ---------------------------------------------------------------------------------------------------------------------
        MONY Life Insurance Company *                                                     100.00%
        ---------------------------------------------------------------------------------------------------------------------
              See Attached Listing C
              ---------------------------------------------------------------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2008
-------------------------------------------------------------

  *  Affiliated Insurer
 ** Information relating to Equitable's Real Estate Partnership Equities is disclosed in Schedule BA, Part 1 of AXA Equitable Life's Annual Statement, which has been filed with the N.Y.S. Insurance Department.
***  All subsidiaries are corporations, except as otherwise noted.

     1. The Equitable Companies Incorporated changed its name to AXA Financial, Inc. on Sept. 3, 1999.

     2. Effective Sept. 20, 1999, AXA Financial, Inc. transferred ownership of Equitable Life to AXA Client Solutions, LLC, which was formed on July 19, 1999.
         Effective January 1, 2002, AXA Client Solutions, LLC transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial, Inc.
         Effective May 1, 2002, AXA Client Solutions, LLC changed its name to
            AXA Financial Services, LLC.
         Effective June 1, 2002, AXA Financial, Inc. transferred ownership of
            Equitable Life and AXA Distribution Holding Corp. to AXA Financial Services, LLC.
         Effective November 30, 2007, the name of AXA Financial Services, LLC was changed to AXA Equitable Financial Services, LLC.

     3. Equitable Holding Corp. was merged into Equitable Holdings, LLC on Dec. 19, 1997.

     4.  In October 1999, AllianceBernstein Holding L.P.
            ("AllianceBernstein Holding L.P.") reorganized by transferring its business and assets to AllianceBernstein L.P., a newly formed private partnership ("AllianceBernstein").

         As of December 31, 2008, AXF's subsidiaries own 62.38% of the issued and outstanding units of limited partnership interest in AllianceBernstein (the "AllianceBernstein Units"), as follows:

               AXA Financial Bermuda, held directly 57,211,519 AllianceBernstein Units (21.48%),
               AXA Equitable Life directly own 29,100,290 AllianceBernstein Units (10.92%),
               ACMC, Inc. own 66,220,822 AllianceBernstein Units (24.86%), and As of December 31, 2008, MONY owns 6,841,642 (2.57%)
               AllianceBernstein Units and MLOA owns 2,587,472 (.97%) AlianceBernstein Units

            AllianceBernstein Corporation also own a 1% general partnership interest in AllianceBernstein L.P.

            In addition, ACMC, Inc. own 722,178 units (0.27%), representing assignments of beneficial ownership of limited partnership interests in AllianceBernstein Holding (the "AllianceBernstein Holding Units"). AllianceBernstein Corporation own 822,178 units of general partnership interest (0.31%), in AllianceBernstein Holding L.P. AllianceBernstein Holding Units are publicly traded on the New York Stock exchange.

     5. EQ Financial Consultants (formerly, Equico Securities, Inc.) was merged into AXA Advisors, LLC on Sept. 20, 1999. AXA Advisors, LLC was transferred from Equitable Holdings, LLC to AXA Distribution Holding Corporation on Sept. 21, 1999.

     6. Effective March 15, 2000, Equisource of New York, Inc. and 14 of its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Corp. EquiSource of Alabama, Inc. became AXA Network of Alabama, LLC. EquiSource Insurance Agency of Massachusetts, Inc. became AXA Network Insurance Agency of Massachusetts, LLC. Equisource of Nevada, Inc., of Puerto Rico, Inc., and of Texas, Inc., changed their names from "EquiSource" to become "AXA Network", respectively. Effective February 1, 2002, Equitable Distributors Insurance Agency of Texas, Inc. changed its name to AXA Distributors Insurance Agency of Texas, Inc. Effective February 13, 2002 Equitable Distributors Insurance Agency of Massachusetts, LLC changed its name to AXA Distributors Insurance Agency of Massachusetts, LLC.

     7. Effective June 6, 2000, Frontier Trust Company was sold by ELAS to AXF and merged into Frontier Trust Company, FSB.

     8. Effective June 1, 2001, Equitable Structured Settlement Corp was transferred from ELAS to Equitable Holdings, LLC.

     9. Effective September 2004, The Equitable Life Assurance Society of the United States changed its name to AXA Equitable Life Insurance Company.

     10. Effective September 2004, The Equitable of Colorado changed its name to AXA Life and Annuity Company.

     11. Effective February 18, 2005, MONY Realty Capital, Inc. was sold.

     12. Effective May 26, 2005, Matrix Capital Markets Group was sold.

     12. Effective May 26, 2005, Matrix Private Equities was sold.

     13. Effective December 2, 2005, Advest Group was sold.

     14. Effective February 24, 2006, Alliance Capital Management Corporation changed its name to AllianceBernstein Corporation.

     15. Effective July 11, 2007, Frontier Trust Company, FSB was sold.

     16. Effective November 30, 2007, AXA Financial Services, LLC changed its name to AXA Equitable Financial Services, LLC.

     17. Effective August 1, 2008, AXA Equitable Life Insurance Company tranferred ownership of AXA Life and Annuity Company to AXA Equitable Financial Services, LLC.

     18. Effective September 22, 2008, AXA Life and Annuity Company changed its name to AXA Equitable Life and Annuity Company.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2008
-------------------------------------------------------------

Dissolved:  - On November 3, 2000, Donaldson, Lufkin & Jenrette, Inc. was sold to Credit Suisse Group.
            - 100 Federal Street Funding Corporation was dissolved August 31,
              1998.
            - 100 Federal Street Realty Corporation was dissolved December 20,
              2001.
            - CCMI Corp. was dissolved on October 7, 1999.
            - ELAS Realty, Inc. was dissolved January 29, 2002.
            - EML Associates, L.P. was dissolved March 27, 2001.
            - EQ Services, Inc. was dissolved May 11, 2001.
            - Equitable BJVS, Inc. was dissolved October 3, 1999.
            - Equitable Capital Management Corp. became ECMC, LLC on
              November 30, 1999.
            - Equitable JV Holding Corp. was dissolved on June 1, 2002.F142
            - Equitable JVS II, Inc. was dissolved December 4, 1996
            - Equitable Underwriting & Sales Agency (Bahamas) Ltd. was
              dissolved on December 31, 2000.
            - EREIM LP Associates (L.P.) was dissolved March 27, 2001.
            - EREIM Managers Corporation was dissolved March 27, 2001.
            - EVLICO East Ridge, Inc. was dissolved Jan. 13, 2001
            - EVLICO, Inc. was dissolved in 1999.
            - Franconom, Inc. was dissolved on December 4, 2000.
            - GP/EQ Southwest, Inc. was dissolved October 21, 1997
            - HVM Corp. was dissolved on Feb. 16, 1999.
            - ML/EQ Real Estate Portfolio, L.P. was dissolved March 27, 2001.
            - Prime Property Funding, Inc. was dissolved in Feb. 1999.
            - Sarasota Prime Hotels, Inc. became Sarasota Prime Hotels, LLC.
            - Six-Pac G.P., Inc. was dissolved July 12,1999
            - Paramount Planners, LLC., a direct subsidiary of AXA Distribution
              Holding Corporation, was dissolved on December 5, 2003
            - Equitable Rowes Wharf, Inc. was dissolved October 12, 2004
            - ECLL Inc. was dissolved July 15, 2003
            - MONY Realty Partners, Inc. was dissolved February 2005.
            - Wil-Gro, Inc. was dissolved June, 2005.
            - Sagamore Financial LLC was dissolved August 31, 2006.
            - Equitable JVS was dissolved August, 2007.
            - Astor Times Square Corp. dissolved as of April 2007.
            - Astor/Broadway Acquisition Corp. dissolved as of  August 2007.
            - PC Landmark, Inc. has been administratively dissolved.
            - EJSVS, Inc. has been administratively dissolved.
            - STCS, Inc. was dissolved on August 15, 2007.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2008
-------------------------------------------------------------
LISTING A - EQUITABLE HOLDINGS, LLC
-----------------------------------


                                                                                                State of     State of
                                                                                  Type of      Incorp. or    Principal      Federal
                                                                                 Subsidiary     Domicile     Operation     Tax ID #
                                                                                 ----------     --------     ---------     ---------
AXA Financial, Inc.
------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     -------------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        ----------------------------------------------------------------------
           Equitable Holdings, LLC
           -------------------------------------------------------------------------------------------------------------------------
              ELAS Securities Acquisition Corporation                            Operating         DE           NY        13-3049038
              ----------------------------------------------------------------------------------------------------------------------
              Equitable Casualty Insurance Company *                             Operating         VT           VT        06-1166226
              ----------------------------------------------------------------------------------------------------------------------
              ECMC, LLC   (See Note 4 on Page 2)                                 Operating         DE           NY        13-3266813
              ----------------------------------------------------------------------------------------------------------------------
                  Equitable Capital Private Income & Equity
                   Partnership II, L.P.                                          Investment        DE           NY        13-3544879
              ----------------------------------------------------------------------------------------------------------------------
              AllianceBernstein Corporation (See Note 4 on Page 2)               Operating         DE           NY        13-3633538
              ----------------------------------------------------------------------------------------------------------------------
                 See Attached Listing B
              ----------------------------------------------------------------------------------------------------------------------
              AXA Distributors, LLC                                              Operating         DE           NY        52-2233674
              ----------------------------------------------------------------------------------------------------------------------
                 AXA  Distributors Insurance Agency of Alabama, LLC              Operating         DE           AL        52-2255113
                 -------------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency, LLC                          Operating         DE        CT, ME,NY    06-1579051
                 -------------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency of Massachusetts, LLC         Operating         MA           MA        04-3567096
                 -------------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency of Texas, Inc.                Operating         TX           TX        74-3006330
              ----------------------------------------------------------------------------------------------------------------------
              J.M.R. Realty Services, Inc.                                       Operating         DE           NY        13-3813232
              ----------------------------------------------------------------------------------------------------------------------
              Equitable Structured Settlement Corp.  (See Note 8 on Page 2)      Operating         DE           NJ        22-3492811
              ----------------------------------------------------------------------------------------------------------------------

                                                                                               Parent's
                                                                                    Number of  Percent of
                                                                                     Shares    Ownership          Comments
                                                                                      Owned    or Control   (e.g., Basis of Control)
                                                                                      -----    ----------   ------------------------
AXA Financial, Inc.
------------------------------------------------------------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     -------------------------------------------------------------------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        ----------------------------------------------------------------------------------------------------------------------------
           Equitable Holdings, LLC
           -------------------------------------------------------------------------------------------------------------------------
              ELAS Securities Acquisition Corporation                                  500      100.00%
              ----------------------------------------------------------------------------------------------------------------------
              Equitable Casualty Insurance Company *                                 1,000      100.00%
              ----------------------------------------------------------------------------------------------------------------------
              ECMC, LLC   (See Note 4 on Page 2)                                         -      100.00%
              ----------------------------------------------------------------------------------------------------------------------
                  Equitable Capital Private Income & Equity                                                 ECMC is G.P.
                   Partnership II, L.P.                                                  -           -      ("Deal Flow Fund II")
              ----------------------------------------------------------------------------------------------------------------------
              AllianceBernstein Corporation (See Note 4 on Page 2)                     100      100.00%
              ----------------------------------------------------------------------------------------------------------------------
                 See Attached Listing B
              ----------------------------------------------------------------------------------------------------------------------
              AXA Distributors, LLC                                                      -      100.00%
              ----------------------------------------------------------------------------------------------------------------------
                 AXA  Distributors Insurance Agency of Alabama, LLC                      -      100.00%
                 -------------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency, LLC                                  -      100.00%
                 -------------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency of Massachusetts, LLC                 -      100.00%
                 -------------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency of Texas, Inc.                    1,000      100.00%
              ----------------------------------------------------------------------------------------------------------------------
              J.M.R. Realty Services, Inc.                                           1,000      100.00%
              ----------------------------------------------------------------------------------------------------------------------
              Equitable Structured Settlement Corp.  (See Note 8 on Page 2)            100      100.00%
              ----------------------------------------------------------------------------------------------------------------------

     * Affiliated Insurer

           Equitable Investment Corp merged into Equitable Holdings, LLC on
             November 30, 1999.
           Equitable Capital Management Corp. became ECMC, LLC on
             November 30, 1999.
           Effective March 15, 2000, Equisource of New York, Inc. and its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Corp.
           Effective January 1, 2002, Equitable Distributors, Inc. merged into
             AXA Distributors, LLC.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2008
LISTING B - ALLIANCEBERNSTEIN CORPORATION


                                                                                                State of     State of
                                                                                 Type of       Incorp. or    Principal     Federal
                                                                                Subsidiary      Domicile     Operation     Tax ID #
                                                                                ----------      --------     ---------    ----------
AXA Financial, Inc.
--------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     ---------------------------------------------------------------------
        AXA Equitable Life Insurance Company*
        ------------------------------------------------------------------
           Equitable Holdings, LLC
           ---------------------------------------------------------------
              AllianceBernstein Corporation



              ----------------------------------------------------------------------------------------------------------------------
                 AllianceBernstein Holding L.P. (See Note 4 on Page 2)       HCO (NYSE: AB)       DE           NY         13-3434400
                 -------------------------------------------------------------------------------------------------------------------
                 AllianceBernstein L.P.  (See Note 4 on Page 2)                Operating          DE           NY         13-4064930
                 -------------------------------------------------------------------------------------------------------------------
                    AllianceBernstein Trust Company, LLC                       Operating          NH           NY
                    ----------------------------------------------------------------------------------------------------------------
                    Cursitor Alliance LLC                                         HCO             DE           MA         22-3424339
                    ----------------------------------------------------------------------------------------------------------------
                    Alliance Capital Management LLC                               HCO             DE           NY              -
                    ----------------------------------------------------------------------------------------------------------------
                       Sanford C. Bernstein & Co., LLC                         Operating          DE           NY         13-4132953
                    ----------------------------------------------------------------------------------------------------------------
                    AllianceBernstein Corporation of Delaware                     HCO             DE           NY         13-2778645
                    ----------------------------------------------------------------------------------------------------------------
                       ACAM Trust Company Private Ltd.                         Operating        India         India            -
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein (Argentina) S.R.L.                    Operating      Argentina     Argentina          -
                       ------------------------------------------------------------------------------------------------------------
                       ACM Software Services Ltd.                              Operating          DE           NY         13-3910857
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Barra Research Institute, Inc.                    HCO             DE           NY         13-3548918
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Japan Inc.                               HCO             DE          Japan            -
                       -------------------------------------------------------------------------------------------------------------
                                AllianceBernstein Japan Ltd.                   Operating        Japan         Japan            -
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Invest. Management
                          Australia Limited                                    Operating      Australia     Australia          -
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Global Derivatives Corp.              Operating          DE           NY         13-3626546
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Investimentos
                          (Brazil) Ltda.                                       Operating        Brazil       Brazil            -
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Limited                               Operating         U.K.         U.K.             -
                       -------------------------------------------------------------------------------------------------------------
                                 ACM Bernstein GmbH                            Operating       Germany       Germany           -
                                ----------------------------------------------------------------------------------------------------
                                AllianceBernstein Services Limited             Operating         U.K.         U.K.             -
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein (Luxembourg) S.A.                     Operating         Lux.         Lux.             -
                       -------------------------------------------------------------------------------------------------------------
                                AllianceBernstein (France) SAS                 Operating        France       France            -
                       -------------------------------------------------------------------------------------------------------------
                                ACMBernstein (Deutschland) GmbH                Operating       Germany       Germany           -
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein (Mexico) S. de R.L. de C.V.           Operating        Mexico       Mexico            -
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Australia Limited                     Operating      Australia     Australia          -
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Canada, Inc.                          Operating        Canada       Canada       13-3630460
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein New Zealand Limited                   Operating      New Zealand   New Zealand        -
                       -------------------------------------------------------------------------------------------------------------


                                                                                           Parent's
                                                                                Number of  Percent of
                                                                                 Shares    Ownership            Comments
                                                                                   Owned    or Control    (e.g., Basis of Control)
                                                                                   -----    ----------  ----------------------------
AXA Financial, Inc.
--------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     ---------------------------------------------------------------------------
        AXA Equitable Life Insurance Company*
        ------------------------------------------------------------------------
           Equitable Holdings, LLC
           ---------------------------------------------------------------------
              AllianceBernstein Corporation
                                                                                                        owns 1% GP interest in
                                                                                                        AllianceBernstein L.P. and
                                                                                                        100,000 GP units in
                                                                                                        AllianceBernstein Holding
                                                                                                        L.P.
              ------------------------------------------------------------------
                 AllianceBernstein Holding L.P. (See Note 4 on Page 2)
                 ---------------------------------------------------------------
                 AllianceBernstein L.P.  (See Note 4 on Page 2)
                 ---------------------------------------------------------------
                    AllianceBernstein Trust Company, LLC                                      100.00%   Sole member interest
                    ------------------------------------------------------------
                    Cursitor Alliance LLC                                                     100.00%
                    ------------------------------------------------------------
                    Alliance Capital Management LLC                                           100.00%
                    ------------------------------------------------------------
                       Sanford C. Bernstein & Co., LLC                                        100.00%
                    ------------------------------------------------------------
                    AllianceBernstein Corporation of Delaware                          10     100.00%
                    ------------------------------------------------------------
                       ACAM Trust Company Private Ltd.                                        100.00%
                       ---------------------------------------------------------
                       AllianceBernstein (Argentina) S.R.L.                                    99.00%   AllianceBernstein Oceanic
                                                                                                        Corporation owns 1%
                       ---------------------------------------------------------
                       ACM Software Services Ltd.                                             100.00%
                       ---------------------------------------------------------
                       Alliance Barra Research Institute, Inc.                      1,000     100.00%
                       ---------------------------------------------------------
                       AllianceBernstein Japan Inc.
                       ---------------------------------------------------------
                                AllianceBernstein Japan Ltd.                                  100.00%
                       ---------------------------------------------------------
                       AllianceBernstein Invest. Management Australia Limited                 100.00%
                       ---------------------------------------------------------
                       AllianceBernstein Global Derivatives Corp.                   1,000     100.00%
                       ---------------------------------------------------------
                       AllianceBernstein Investimentos (Brazil) Ltda.                          99.00%   AllianceBernstein Oceanic
                                                                                                        Corporation owns 1%
                       ---------------------------------------------------------
                       AllianceBernstein Limited                                  250,000     100.00%
                       ---------------------------------------------------------
                                 ACM Bernstein GmbH                                           100.00%
                                ------------------------------------------------
                                AllianceBernstein Services Limited                  1,000     100.00%
                       ---------------------------------------------------------
                       AllianceBernstein (Luxembourg) S.A.                          3,999      99.98%   AllianceBernstein Oceanic
                                                                                                        Corporation owns .025%
                       ---------------------------------------------------------
                                AllianceBernstein (France) SAS                                100.00%
                       ---------------------------------------------------------
                                ACMBernstein (Deutschland) GmbH                               100.00%
                       ---------------------------------------------------------
                       AllianceBernstein (Mexico) S. de R.L. de C.V.                          100.00%
                       ---------------------------------------------------------
                       AllianceBernstein Australia Limited                                     50.00%   3rd party (NMFM) owns 50%
                       ---------------------------------------------------------
                       AllianceBernstein Canada, Inc.                              18,750     100.00%
                       ---------------------------------------------------------
                       AllianceBernstein New Zealand Limited                                   50.00%   3rd party (NMFM) owns 50%
                       ---------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2008
LISTING B - ALLIANCEBERNSTEIN CORPORATION



                                                                                                  State of    State of
                                                                                     Type of     Incorp. or   Principal     Federal
                                                                                    Subsidiary    Domicile    Operation    Tax ID #
                                                                                    ----------    --------    ---------    ---------
AXA Financial, Inc.
---------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     ----------------------------------------------------------------------------
        AXA Equitable Life Insurance Company*
        -------------------------------------------------------------------------
           Equitable Holdings, LLC
           ----------------------------------------------------------------------
              AllianceBernstein Corporation
              -------------------------------------------------------------------
                  AllianceBernstein L.P.
                 ----------------------------------------------------------------
                    AllianceBernstein Corporation of Delaware
                      (Cont'd)
                    ----------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Investment Research
                         (Proprietary) Limited                                      Operating    So Africa    So Africa        -
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein (Singapore) Ltd.                           Operating    Singapore    Singapore        -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital (Mauritius) Private Ltd.                       HCO       Mauritius    Mauritius        -
                       -------------------------------------------------------------------------------------------------------------
                                Alliance Capital Asset Management
                                  (India) Private Ltd.                              Operating      India        India          -
                                ----------------------------------------------------------------------------------------------------
                                AllianceBernstein Invest. Res. &
                                  Manage. (India) Pvt.                              Operating      India        India          -
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Oceanic Corporation                           HCO           DE          NY       13-3441277
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Real Estate, Inc.                           Operating        DE          NY       13-3441277
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Corporate Finance Group
                         Incorporated.                                              Operating        DE          NY       52-1671668
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Eastern Europe, Inc.                                   HCO           DE          NY       13-3802178
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein ESG Venture Management, L.P.                  HCO           DE          NY            -
                       -------------------------------------------------------------------------------------------------------------
                                AllianceBernstein Venture Fund 1, L.P.                 Fund          DE          NY            -
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Invest. Management
                          (Korea) Ltd.                                              Operating      Korea        Korea          -
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Investments, Inc.                          Operating        DE          NY       13-3191825
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Investor Services, Inc.                    Operating        DE          TX       13-3211780
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Hong Kong Limited                          Operating    Hong Kong    Hong Kong        -
                       -------------------------------------------------------------------------------------------------------------
                                AllianceBernstein Taiwan Limited                    Operating      Taiwan      Taiwan          -
                                ----------------------------------------------------------------------------------------------------
                                ACM New-Alliance (Luxembourg) S.A.                  Operating       Lux.        Lux.           -
                       -------------------------------------------------------------------------------------------------------------
                       Sanford C. Bernstein Limited                                 Operating       U.K.        U.K.           -
                       -------------------------------------------------------------------------------------------------------------
                                Sanford C. Bernstein (CREST
                                  Nominees) Ltd.                                    Operating       U.K.        U.K.           -
                       -------------------------------------------------------------------------------------------------------------
                       Sanford C. Bernstein Proprietary Limited                      Inactive    Australia    Australia        -
                       -------------------------------------------------------------------------------------------------------------
                       Whittingdale Holdings Ltd.                                      HCO          U.K.        U.K.           -
                       -------------------------------------------------------------------------------------------------------------
                                ACM Investments Limited                             Operating       U.K.        U.K.           -
                                ----------------------------------------------------------------------------------------------------
                                AllianceBernstein Fixed Income Limited              Operating       U.K.        U.K.           -
                                ----------------------------------------------------------------------------------------------------

                                                                                            Parent's
                                                                                Number of  Percent of
                                                                                 Shares    Ownership            Comments
                                                                                  Owned    or Control    (e.g., Basis of Control)
                                                                                  -----    ----------    ------------------------
AXA Financial, Inc.
-----------------------------------------------------------------------------
    AXA Equitable Financial Services, LLC   (Note 2)
    -------------------------------------------------------------------------
       AXA Equitable Life Insurance Company*
       ----------------------------------------------------------------------
          Equitable Holdings, LLC
          -------------------------------------------------------------------
             AllianceBernstein Corporation
             ----------------------------------------------------------------
                 AllianceBernstein L.P.
                -------------------------------------------------------------
                   AllianceBernstein Corporation of
                     Delaware (Cont'd)
                   ------------------------------------------------------------
                      AllianceBernstein Investment Research
                        (Proprietary) Limited                                               100.00%
                      ---------------------------------------------------------
                      AllianceBernstein (Singapore) Ltd.                                    100.00%
                      ---------------------------------------------------------
                      Alliance Capital (Mauritius) Private Ltd.                             100.00%
                      ---------------------------------------------------------
                               Alliance Capital Asset Management                             75.00%      3rd party (Ankar Capital
                                 (India) Private Ltd.                                                    India Pvt. Ltd.) owns 25%
                               ------------------------------------------------
                               AllianceBernstein Invest. Res. &
                                 Manage. (India) Pvt.                                       100.00%
                      ---------------------------------------------------------
                      AllianceBernstein Oceanic Corporation                       1,000     100.00%
                      ---------------------------------------------------------
                      Alliance Capital Real Estate, Inc.                                    100.00%
                      ---------------------------------------------------------
                      Alliance Corporate Finance Group Incorporated.              1,000     100.00%
                      ---------------------------------------------------------
                      Alliance Eastern Europe, Inc.                                         100.00%
                      ---------------------------------------------------------
                      AllianceBernstein ESG Venture Management, L.P.                        100.00%      General Partner to EGG
                                                                                                         Funds
                      ---------------------------------------------------------
                               AllianceBernstein Venture Fund 1, L.P.                        10.00%      GP Interest
                      ---------------------------------------------------------
                      AllianceBernstein Invest. Management
                        (Korea) Ltd.                                                        100.00%
                      ---------------------------------------------------------
                      AllianceBernstein Investments, Inc.                           100     100.00%
                      ---------------------------------------------------------
                      AllianceBernstein Investor Services, Inc.                     100     100.00%
                      ---------------------------------------------------------
                      AllianceBernstein Hong Kong Limited                                   100.00%
                      ---------------------------------------------------------
                               AllianceBernstein Taiwan Limited                              99.00%      Others own 1%
                               ------------------------------------------------
                               ACM New-Alliance (Luxembourg) S.A.                            99.00%      AllianceBernstein Oceanic
                                                                                                         Corporation owns 1%
                      ---------------------------------------------------------
                      Sanford C. Bernstein Limited                                          100.00%
                      ---------------------------------------------------------
                               Sanford C. Bernstein (CREST
                                 Nominees) Ltd.                                             100.00%
                      ---------------------------------------------------------
                      Sanford C. Bernstein Proprietary Limited                              100.00%      Inactive
                      ---------------------------------------------------------
                      Whittingdale Holdings Ltd.                                            100.00%
                      ---------------------------------------------------------
                               ACM Investments Limited                                      100.00%
                               ------------------------------------------------
                               AllianceBernstein Fixed Income Limited                       100.00%
                               ------------------------------------------------


AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2008
LISTING C - MONY


                                                                                     State of         State of
                                                                   Type of          Incorp. or        Principal       Federal
                                                                  Subsidiary         Domicile         Operation      Tax ID #
                                                                  ----------         --------         ---------      ---------
AXA Financial, Inc.
--------------------------------------------------------------------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                  Operating             DE               CO         75-2961816
     ---------------------------------------------------------------------------------------------------------------------------
     MONY Capital Management, Inc.                                Operating             DE               NY         13-4194065
     ---------------------------------------------------------------------------------------------------------------------------
     MONY Asset Management, Inc.                                  Operating             DE               NY         13-4194080
     ---------------------------------------------------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC
        (Note 2)
     ---------------------------------------------------------------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        ------------------------------------------------------------------------------------------------------------------------
        MONY Life Insurance Company *                             Insurance             NY               NY         13-1632487
        ------------------------------------------------------------------------------------------------------------------------
           MONY International Holdings, LLC                          HCO                DE               NY         13-3790446
           ---------------------------------------------------------------------------------------------------------------------
              MONY International Life Insurance Co.
                 Seguros de Vida S.A.*                            Insurance         Argentina         Argentina     98-0157781
              ------------------------------------------------------------------------------------------------------------------
              MONY Financial Resources of the Americas
                 Limited                                             HCO             Jamaica           Jamaica
              ------------------------------------------------------------------------------------------------------------------
              MBT, Ltd.                                           Operating       Cayman Islands   Cayman Islands   98-0152047
              ------------------------------------------------------------------------------------------------------------------
                 MONY Consultoria e Corretagem de
                    Seguros Ltda.                                 Operating           Brazil           Brazil
                 ---------------------------------------------------------------------------------------------------------------
                 MONY Life Insurance Company of the
                    Americas, Ltd.*                               Insurance       Cayman Islands   Cayman Islands   98-0152046
           ---------------------------------------------------------------------------------------------------------------------
           MONY Life Insurance Company of America*                Insurance             AZ               NY         86-0222062
           ---------------------------------------------------------------------------------------------------------------------
           U.S. Financial Life Insurance Company *                Insurance             OH               OH         38-2046096
           ---------------------------------------------------------------------------------------------------------------------
           MONY Financial Services, Inc.                             HCO                DE               NY         11-3722370
           ---------------------------------------------------------------------------------------------------------------------
              Financial Marketing Agency, Inc.                    Operating             OH               OH         31-1465146
              ------------------------------------------------------------------------------------------------------------------
              MONY Brokerage, Inc.                                Operating             DE               PA         22-3015130
              ------------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of Ohio, Inc.               Operating             OH               OH         31-1562855
                 ---------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of Alabama, Inc.            Operating             AL               AL         62-1699522
                 ---------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of Texas, Inc.              Operating             TX               TX         74-2861481
                 ---------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of Massachusetts, Inc.      Operating             MA               MA         06-1496443
                 ---------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of Washington, Inc.         Operating             WA               WA         91-1940542
                 ---------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of New Mexico, Inc.         Operating             NM               NM         62-1705422
              ------------------------------------------------------------------------------------------------------------------
              1740 Ventures, Inc.                                 Operating             NY               NY         13-2848244
              ------------------------------------------------------------------------------------------------------------------
              Enterprise Capital Management, Inc.                 Operating             GA               GA         58-1660289
              ------------------------------------------------------------------------------------------------------------------
                 Enterprise Fund Distributors, Inc.               Operating             DE               GA         22-1990598
              ------------------------------------------------------------------------------------------------------------------
              MONY Assets Corp.                                      HCO                NY               NY         13-2662263
              ------------------------------------------------------------------------------------------------------------------
                 MONY Benefits Management Corp.                   Operating             DE               NY         13-3363383
                 ---------------------------------------------------------------------------------------------------------------
              1740 Advisers, Inc.                                 Operating             NY               NY         13-2645490
              ------------------------------------------------------------------------------------------------------------------
              MONY Securities Corporation                         Operating             NY               NY         13-2645488
              ------------------------------------------------------------------------------------------------------------------
                 Trusted Insurance Advisers General
                    Agency Corp.                                  Operating             MN               NY         41-1941465
                 ---------------------------------------------------------------------------------------------------------------
                  Trusted Investment Advisers Corp.               Operating             MN               NY         41-1941464
                 ---------------------------------------------------------------------------------------------------------------

                                                                                Parent's
                                                                  Number of    Percent of
                                                                   Shares      Ownership           Comments
                                                                    Owned      or Control   (e.g., Basis of Control)
                                                                    -----      ----------   ------------------------
AXA Financial, Inc.
-----------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                                100.00%
     ------------------------------------------------------------
     MONY Capital Management, Inc.                                              100.00%
     ------------------------------------------------------------
     MONY Asset Management, Inc.                                                100.00%
     ------------------------------------------------------------
     AXA Equitable Financial Services, LLC
        (Note 2)
     ------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        ---------------------------------------------------------
        MONY Life Insurance Company *                                           100.00%
        ---------------------------------------------------------
           MONY International Holdings, LLC                                     100.00%
           ------------------------------------------------------
              MONY International Life Insurance Co.
                 Seguros de Vida S.A.*                                          100.00%
              ---------------------------------------------------
              MONY Financial Resources of the Americas
                 Limited                                                         99.00%
              ---------------------------------------------------
              MBT, Ltd.                                                         100.00%
              ---------------------------------------------------
                 MONY Consultoria e Corretagem de
                    Seguros Ltda.                                                99.00%
                 ------------------------------------------------
                 MONY Life Insurance Company of the
                    Americas, Ltd.*                                             100.00%
           ------------------------------------------------------
           MONY Life Insurance Company of America*                              100.00%
           ------------------------------------------------------
           U.S. Financial Life Insurance Company *                   405,000    100.00%
           ------------------------------------------------------
           MONY Financial Services, Inc.                               1,000    100.00%
           ------------------------------------------------------
              Financial Marketing Agency, Inc.                            99     99.00%
              ---------------------------------------------------
              MONY Brokerage, Inc.                                     1,500    100.00%
              ---------------------------------------------------
                 MBI Insurance Agency of Ohio, Inc.                        5    100.00%
                 ------------------------------------------------
                 MBI Insurance Agency of Alabama, Inc.                     1    100.00%
                 ------------------------------------------------
                 MBI Insurance Agency of Texas, Inc.                      10    100.00%
                 ------------------------------------------------
                 MBI Insurance Agency of Massachusetts, Inc.               5    100.00%
                 ------------------------------------------------
                 MBI Insurance Agency of Washington, Inc.                  1    100.00%
                 ------------------------------------------------
                 MBI Insurance Agency of New Mexico, Inc.                  1    100.00%
              ---------------------------------------------------
              1740 Ventures, Inc.                                      1,000    100.00%
              ---------------------------------------------------
              Enterprise Capital Management, Inc.                        500    100.00%
              ---------------------------------------------------
                 Enterprise Fund Distributors, Inc.                    1,000    100.00%
              ---------------------------------------------------
              MONY Assets Corp.                                      200,000    100.00%
              ---------------------------------------------------
                 MONY Benefits Management Corp.                        9,000    100.00%
                 ------------------------------------------------
              1740 Advisers, Inc.                                     14,600    100.00%
              ---------------------------------------------------
              MONY Securities Corporation                              7,550    100.00%
              ---------------------------------------------------
                 Trusted Insurance Advisers General
                    Agency Corp.                                       1,000    100.00%
                 ------------------------------------------------
                  Trusted Investment Advisers Corp.                        1    100.00%
                 ------------------------------------------------


-  As of February 18, 2005, MONY Realty Capital, Inc. was sold.
-  As of February 2005, MONY Realty Partners, Inc. was dissolved
- MONY Financial Resources of the Americas Limited, is 99% owned by MONY International Holdings, LLC and an individual holds one share of it stock for Jamaican regulatory reasons.
- MONY Consultoria e Corretagem de Seguros Ltda., is 99% owned by MONY International Holdings, LLC and an individual holds one share of it stock for Brazilian regulatory reasons.
- Financial Marketing Agency, Inc., is 99% owned by MONY International Holdings, LLC and an individual in Ohio holds one share of it stock for regulatory reasons.
-  Enterprise Accumulation Trust was merged into EQAT on July 9, 2004
-  MONY Series Funds, Inc. was merged into EQAT on July 9, 2004
-  As of August 31, 2006, Sagamore Financial LLC was dissolved
-  MONY Benefits Service Corp. was sold on January 26, 2007.
- As of November 30, 2007, MONY Holdings LLC merged into AXA Equitable Financial Services, LLC.
-  MONY Bank & Trust Company of the Americas, Ltd. changed its name to MBT Ltd.

ITEM 27.    NUMBER OF CONTRACT OWNERS:

      As of March 31, 2009 there were 237 owners of Qualified Contracts and 9,917 owners of Non-Qualified Contracts of the MONY Variable Annuity contracts offered by the Registrant under this Registration Statement.

ITEM 28.    INDEMNIFICATION

      The By-Laws of MONY Life Insurance Company of America provide, in Article VI as follows:

         SECTION 1. NATURE OF INDEMNITY. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he or she is or was or has agreed to become a director or officer of the Corporation, or is or was serving or has agreed to serve at the request of the Corporation as a director or officer of another corporation, partnership, joint venture, trust or other enterprise, or by reason of any action alleged to have been taken or omitted in such capacity, and may indemnify any person who was or is a party or is threatened to be made a party to such an action, suit or proceeding by reason of the fact that he or she is or was or has agreed to become an employee or agent of the Corporation, or is or was serving or has agreed to serve at the request of the Corporation as an employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him or her or on his or her behalf in connection with such action, suit or proceeding and any appeal therefrom, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding had no reasonable cause to believe his or her conduct was unlawful; except that in the case of an action or suit by or in the right of the Corporation to procure a judgment in its favor (1) such indemnification shall be limited to expenses (including attorneys' fees) actually and reasonably incurred by such person in the defense or settlement of such action or suit, and (2) no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation unless and only to the extent that the court in which such action or suit was brought or other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity.

         The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of no contest or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful.

         SECTION 6. SURVIVAL; PRESERVATION OF OTHER RIGHTS. The foregoing indemnification provisions shall be deemed to be a contract between the Corporation and each director, officer, employee and agent who serves in any such capacity at any time while these provisions as well as the relevant provisions of Title 10, Arizona Revised Statutes are in effect and any repeal or modification thereof shall not affect any right or obligation then existing with respect to any state of facts then or previously existing or any action, suit or proceeding previously or thereafter brought or threatened based in whole or in part upon any such state of facts. Such a "contract right" may not be modified retroactively without the consent of such director, officer, employee or agent.

         The indemnification provided by this Article shall not be deemed exclusive of any other right to which those indemnified may be entitled under any by-law, agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

         SECTION 7. INSURANCE. The Corporation may purchase and maintain insurance on behalf of any person who is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against such person and incurred by such person in any such capacity or arising out of his or her status as such, whether or not the Corporation would have the power to indemnify such person against such liability under the provisions of this By-Law.

         The directors and officers of MONY Life Insurance Company of America are insured under policies issued by X.L. Insurance Company, ACE Insurance Company, Arch Insurance Company, Endurance Insurance Company, U.S. Specialty Insurance, Zurich Insurance Company and St. Paul Travelers. The annual limit on such policies is $150 million, and the policies insure officers and directors against certain liabilities arising out of their conduct in such capacities.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification for such liabilities (other than the payment by the Registrant of expense incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant, will (unless in the opinion of its counsel the matter has been settled by controlling precedent) submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.    PRINCIPAL UNDERWRITERS

         (a) The principal underwriters for the MONY and MONY America Variable Accounts are AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"). Prior to June 6, 2005, MONY Securities Corporation served as the principal underwriter for the MONY and MONY America Variable Accounts.

         (b) AXA Advisors and AXA Distributors, both affiliates of AXA Equitable, MONY Life Insurance Company and MONY Life Insurance Company of America, are the principal underwriters for Separate Accounts 49 and FP of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of MONY Variable Account A, MONY Variable Account L and MONY America Variable Account L. In addition, AXA Advisors is the principal underwriter for AXA Equitable's Separate Accounts 45, 301, A, I, and MONY's Variable Account S and Keynote. The principal business address of AXA Advisors and AXA Distributors is 1290 Avenue of the Americas, New York, NY 10104.

         (c) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.


((i) AXA ADVISORS, LLC

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA ADVISORS LLC)
----------------                      --------------------------------------
*Harvey E. Blitz                      Director and Senior Vice President

*Andrew J. McMahon                    Chairman of the Board and Director

*Christine Nigro                      President and Director

*Richard S. Dziadzio                  Director

*Barbara Goodstein                    Director

*James A. Shepherdson                 Director

*William Degnan                       Senior Vice President

Jeffrey Green                         Senior Vice President
4251 Crums Mill Road
Harrisburg, PA 17112

*Kevin R. Byrne                       Executive Vice President and Treasurer

*Mark D. Godofsky                     Senior Vice President and Controller

*Patricia Roy                         Chief Compliance Officer

*Philip Pescatore                     Chief Risk Officer

*Mary Beth Farrell                    Director and Vice Chairman

*Camille Joseph Varlack               Assistant Vice President,
                                      Secretary and Counsel

*Francesca Divone                     Assistant Secretary


(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA DISTRIBUTORS, LLC)
----------------                      --------------------------------------

*James A. Shepherdson                 Director and Chairman of the Board,
                                      President and Chief Executive Officer

*Philip Meserve                       Director and Executive Vice President of
                                      Business Development

*William Miller, Jr.                  Director, Executive Vice President and
                                      Chief Sales Officer

*Michael Gregg                        Executive Vice President

*Gary Hirschkron                      Executive Vice President

*Mitchell Waters                      Senior Vice President and National Sales
                                      Manager

*Michael McCarthy                     Senior Vice President and National Sales
                                      Manager

*Kirby Noel                           Senior Vice President and National Sales
                                      Manager

*Joanne Petrini-Smith                 Executive Vice President

*Lee Small                            Senior Vice President and
                                      National Sales Manager

*Anthea Perkinson                     Senior Vice President and National
                                      Accounts Director, Financial Institutions

*Nelida Garcia                        Senior Vice President

*Kevin Dolan                          Senior Vice President

*Eric Retzlaff                        Senior Vice President

*Eric Alstrin                         Senior Vice President

*Daniel Faller                        Senior Vice President

*Peter Golden                         Senior Vice President

*David Kahal                          Senior Vice President

*Kevin Kennedy                        Senior Vice President

*Diana Keary                          Senior Vice President

*Harvey Fladeland                     Senior Vice President

*John Leffew                          Senior Vice President

*Andrew Marrone                       Senior Vice President

*Mitchel Melum                        Senior Vice President

*Ted Repass                           Senior Vice President

*Jeff Pawliger                        Senior Vice President

*Marian Sole                          Senior Vice President

*Mark Teitelbaum                      Senior Vice President

*Mark Totten                          Senior Vice President

*Mary Toumpas                         Senior Vice President

*Nicholas Volpe                       Senior Vice President

*Camille Joseph Varlack               Assistant Vice President, Secretary
                                      and Counsel

*Ronald R. Quist                      Vice President and Treasurer


*Nicholas Gismondi                    Vice President and Chief Financial Officer

*Gregory Lashinsky                    Assistant Vice President - Financial
                                      Operations Principal

*Francesca Divone                     Assistant Secretary

         (c) The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

ITEM 30.    LOCATION OF ACCOUNTS AND RECORDS

      Accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by MONY Life Insurance Company of America, in whole or in part, at its principal offices at 1290 Avenue of the Americas, New York, New
York 10104 or at its Operations Center at 100 Madison St., Syracuse, New
York 13202.

ITEM 31.    MANAGEMENT SERVICES

      Not applicable.

ITEM 32.    UNDERTAKINGS

      (a) Registrant hereby undertakes to file post-effective amendments to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

      (b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

      (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

                    REPRESENTATIONS RELATING TO SECTION 26 OF
                       THE INVESTMENT COMPANY ACT OF 1940

      Registrant and MONY Life Insurance Company of America represent that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by MONY Life Insurance Company of America.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 27th day of April, 2009.


                                MONY America Variable Account A of
                                MONY Life Insurance Company of America
                                     (Registrant)

                                By: MONY Life Insurance Company of America
                                         (Depositor)


                                By: /s/ Dodie Kent
                                    ---------------------
                                    Dodie Kent
                                    Vice President and Associate General Counsel
                                    MONY Life Insurance Company of America

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 27th day of April, 2009.


                                 MONY Life Insurance Company of America
                                      (Depositor)


                                 By: /s/ Dodie Kent
                                    ------------------------------
                                    Dodie Kent
                                    Vice President and Associate General Counsel
                                    MONY Life Insurance Company of America

         As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Richard S. Dziadzio                       Executive Vice President and
                                           Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and
                                           Chief Accounting Officer


*DIRECTORS:

Christopher M. Condron      Anthony J. Hamilton             Scott D. Miller
Henri de Castries           Mary R. (Nina) Henderson        Joseph H. Moglia
Denis Duverne               James F. Higgins                Lorie A. Slutsky
Charlynn Goins              Peter Kraus                     Ezra Suleiman
                                                            Peter J. Tobin


*By: /s/ Dodie Kent
     ------------------------
         Dodie Kent
         Attorney-in-Fact

April 27, 2009

                                  EXHIBIT INDEX


EXHIBIT
NO.       DESCRIPTION                                                 TAG VALUES
-------   --------------------------------------------------------   -----------
(9)(d)    Opinion and Consent of Counsel                              EX-99.9d
(10)(a)   Consent of PricewaterhouseCoopers LLP                       EX-99.10a
(10)(b)   Powers of Attorney                                          EX-99.10b